UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

September 30, 2012

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

20937 10/12

GuideStone® Funds

Well Done...good and faithful servant. MATTHEW 25:21

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AGM	—	Assured Guaranty Municipal Corporation
CONV	—	Convertible
ETF	—	Exchange Traded Fund
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depositary Receipt
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2012, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$173,062,012	21.81%
Medium-Duration Bond	110,391,436	12.17
Extended-Duration Bond	40,932,941	8.82
Global Bond	27,547,317	12.22
Defensive Market Strategies	12,232,909	3.16
Small Cap Equity	3,220,970	0.72
International Equity	1,122,139	0.09

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of September 30, 2012.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of September 30, 2012, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$1,903,052	0.24%
Medium-Duration Bond	1,889,385	0.21
Global Bond	167,412	0.07
Equity Index	—	—
Small Cap Equity	560,438	0.12
International Equity	38,945	—

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(O)	—	Par is denominated in Switzerland Francs (CHF).
(P)	—	Par is denominated in Peruvian Nuevos Soles (PEN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

ADV	—	Counterparty to contract is Advantage Investments.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SG	—	Counterparty to contract is Societe Generale.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	1,860,835	$1,860,835
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,585,796	21,439,966
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	877,567	13,005,546
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	967,940	11,121,633
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	915,403	10,041,976
GuideStone Real Estate Securities Fund (GS4 Class)¥	149,620	1,554,550
GuideStone Value Equity Fund (GS4 Class)¥	319,576	5,100,440
GuideStone Growth Equity Fund (GS4 Class)¥	231,814	5,118,443
GuideStone Small Cap Equity Fund (GS4 Class)¥	73,678	1,220,106
GuideStone International Equity Fund (GS4 Class)¥	494,779	6,115,472

Total Mutual Funds (Cost $69,749,075)		76,578,967

TOTAL INVESTMENTS — 99.9% (Cost $69,749,075)		76,578,967
Other Assets in Excess of Liabilities — 0.1%		38,503

NET ASSETS — 100.0%		$76,617,470

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	59.4
Domestic Equity Funds	30.1
International Equity Fund	8.0
Futures Contracts	2.4
Money Market Fund	2.4

102.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$76,578,967	$76,578,967	$—	$—

Total Assets — Investments in Securities	$76,578,967	$76,578,967	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(10,502)	$(10,502)	$—	$—

Total Liabilities — Other Financial Instruments	$(10,502)	$(10,502)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

4	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	5,564,961	$5,564,961
GuideStone Low-Duration Bond Fund (GS4 Class)¥	2,221,936	30,040,576
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,857,559	42,349,021
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	672,989	12,672,374
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,742,515	43,001,501
GuideStone Global Bond Fund (GS4 Class)¥	1,351,471	13,920,150
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	6,003,856	65,862,295
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,732,685	18,002,593
GuideStone Value Equity Fund (GS4 Class)¥	2,049,435	32,708,987
GuideStone Growth Equity Fund (GS4 Class)¥	1,467,752	32,407,955
GuideStone Small Cap Equity Fund (GS4 Class)¥	508,002	8,412,507
GuideStone International Equity Fund (GS4 Class)¥	3,172,524	39,212,391

Total Mutual Funds (Cost $302,140,580)		344,155,311

TOTAL INVESTMENTS — 100.0% (Cost $302,140,580)		344,155,311
Other Assets in Excess of Liabilities — 0.0%		131,768

NET ASSETS — 100.0%		$344,287,079

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	45.7
Bond Funds	41.3
International Equity Fund	11.4
Money Market Fund	1.6
Futures Contracts	1.5

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$344,155,311	$344,155,311	$—	$—

Total Assets — Investments in Securities	$344,155,311	$344,155,311	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(39,179)	$(39,179)	$—	$—

Total Liabilities — Other Financial Instruments	$(39,179)	$(39,179)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	5,542,965	$5,542,965
GuideStone Low-Duration Bond Fund (GS4 Class)¥	584,911	7,907,992
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,063,990	30,588,336
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,209,542	22,775,668
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	840,520	9,657,579
GuideStone Global Bond Fund (GS4 Class)¥	2,238,181	23,053,262
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	5,385,097	59,074,519
GuideStone Real Estate Securities Fund (GS4 Class)¥	2,098,718	21,805,685
GuideStone Value Equity Fund (GS4 Class)¥	3,070,418	49,003,876
GuideStone Growth Equity Fund (GS4 Class)¥	2,231,341	49,268,014
GuideStone Small Cap Equity Fund (GS4 Class)¥	917,686	15,196,875
GuideStone International Equity Fund (GS4 Class)¥	4,952,022	61,206,997

Total Mutual Funds (Cost $315,340,944)		355,081,768

TOTAL INVESTMENTS — 99.9% (Cost $315,340,944)		355,081,768
Other Assets in Excess of Liabilities — 0.1%		177,762

NET ASSETS — 100.0%		$355,259,530

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	54.7
Bond Funds	26.4
International Equity Fund	17.2
Money Market Fund	1.6
Future Contracts	1.5

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$355,081,768	$355,081,768	$—	$—

Total Assets — Investments in Securities	$355,081,768	$355,081,768	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(67,435)	$(67,435)	$—	$—

Total Liabilities — Other Financial Instruments	$(67,435)	$(67,435)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	4,079,005	$4,079,005
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	305,244	4,523,721
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	241,295	4,543,583
GuideStone Global Bond Fund (GS4 Class)¥	1,157,259	11,919,767
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,151,754	11,966,723
GuideStone Value Equity Fund (GS4 Class)¥	2,415,167	38,546,063
GuideStone Growth Equity Fund (GS4 Class)¥	1,744,017	38,507,903
GuideStone Small Cap Equity Fund (GS4 Class)¥	817,001	13,529,531
GuideStone International Equity Fund (GS4 Class)¥	3,922,053	48,476,572

Total Mutual Funds (Cost $157,551,658)		176,092,868

TOTAL INVESTMENTS — 99.9% (Cost $157,551,658)		176,092,868
Other Assets in Excess of Liabilities — 0.1%		120,729

NET ASSETS — 100.0%		$176,213,597

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	58.2
International Equity Fund	27.5
Bond Funds	11.9
Money Market Fund	2.3
Future Contracts	2.2

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$176,092,868	$176,092,868	$—	$—

Total Assets — Investments in Securities	$176,092,868	$176,092,868	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(56,510)	$(56,510)	$—	$—

Total Liabilities — Other Financial Instruments	$(56,510)	$(56,510)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	2,861,718	$2,861,718
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	66,941	1,260,506
GuideStone Global Bond Fund (GS4 Class)¥	597,433	6,153,560
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,040,362	10,809,359
GuideStone Value Equity Fund (GS4 Class)¥	1,756,971	28,041,253
GuideStone Growth Equity Fund (GS4 Class)¥	1,267,324	27,982,521
GuideStone Small Cap Equity Fund (GS4 Class)¥	629,358	10,422,174
GuideStone International Equity Fund (GS4 Class)¥	2,877,131	35,561,337

Total Mutual Funds (Cost $104,936,822)		123,092,428

TOTAL INVESTMENTS — 99.9% (Cost $104,936,822)		123,092,428
Other Assets in Excess of Liabilities — 0.1%		104,758

NET ASSETS — 100.0%		$123,197,186

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	62.7
International Equity Fund	28.9
Bond Funds	6.0
Money Market Fund	2.3
Future Contracts	2.2

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$123,092,428	$123,092,428	$—	$—

Total Assets — Investments in Securities	$123,092,428	$123,092,428	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(50,578)	$(50,578)	$—	$—

Total Liabilities — Other Financial Instruments	$(50,578)	$(50,578)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (GS4 Class)¥	153,278	$153,278
GuideStone Global Bond Fund (GS4 Class)¥	24,760	255,029
GuideStone Real Estate Securities Fund (GS4 Class)¥	49,047	509,600
GuideStone Value Equity Fund (GS4 Class)¥	74,419	1,187,722
GuideStone Growth Equity Fund (GS4 Class)¥	53,974	1,191,753
GuideStone Small Cap Equity Fund (GS4 Class)¥	27,142	449,479
GuideStone International Equity Fund (GS4 Class)¥	121,803	1,505,487

Total Mutual Funds (Cost $4,886,013)		5,252,348

TOTAL INVESTMENTS — 100.4% (Cost $4,886,013)		5,252,348
Liabilities in Excess of Other Assets — (0.4)%		(21,825)

NET ASSETS — 100.0%		$5,230,523

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	63.8
International Equity Fund	28.8
Bond Fund	4.9
Money Market Fund	2.9

100.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$5,252,348	$5,252,348	$—	$—

Total Assets — Investments in Securities	$5,252,348	$5,252,348	$—	$—

See Notes to Schedules of Investments.	9

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	5,718,755	$5,718,755
GuideStone Low-Duration Bond Fund (GS4 Class)¥	13,687,955	185,061,147
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	4,032,306	46,331,199
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	2,125,241	23,313,899
GuideStone Value Equity Fund (GS4 Class)¥	1,024,039	16,343,655
GuideStone Growth Equity Fund (GS4 Class)¥	742,517	16,394,777
GuideStone Small Cap Equity Fund (GS4 Class)¥	220,516	3,651,740
GuideStone International Equity Fund (GS4 Class)¥	1,562,941	19,317,950

Total Mutual Funds (Cost $285,176,147)		316,133,122

TOTAL INVESTMENTS — 100.0% (Cost $285,176,147)		316,133,122
Other Assets in Excess of Liabilities — 0.0%		7,967

NET ASSETS — 100.0%		$316,141,089

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.2
Domestic Equity Funds	18.9
International Equity Fund	6.1
Money Market Fund	1.8
Futures Contracts	1.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$316,133,122	$316,133,122	$—	$—

Total Assets — Investments in Securities	$316,133,122	$316,133,122	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(19,954)	$(19,954)	$—	$—

Total Liabilities — Other Financial Instruments	$(19,954)	$(19,954)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	29,188,499	$29,188,499
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,742,765	172,282,176
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	16,729,152	247,926,029
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,345,659	100,658,753
GuideStone Global Bond Fund (GS4 Class)¥	5,722,240	58,939,067
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	10,565,718	115,905,926
GuideStone Value Equity Fund (GS4 Class)¥	8,689,910	138,690,966
GuideStone Growth Equity Fund (GS4 Class)¥	6,293,986	138,971,213
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,944,306	32,197,700
GuideStone International Equity Fund (GS4 Class)¥	13,100,263	161,919,247

Total Mutual Funds (Cost $1,075,480,560)		1,196,679,576

TOTAL INVESTMENTS — 100.0% (Cost $1,075,480,560)		1,196,679,576
Other Assets in Excess of Liabilities — 0.0%		592,570

NET ASSETS — 100.0%		$1,197,272,146

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.4
Domestic Equity Funds	35.6
International Equity Fund	13.5
Money Market Fund	2.5
Futures Contracts	2.1

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,196,679,576	$1,196,679,576	$—	$—

Total Assets — Investments in Securities	$1,196,679,576	$1,196,679,576	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(216,016)	$(216,016)	$—	$—

Total Liabilities — Other Financial Instruments	$(216,016)	$(216,016)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	21,989,099	$21,989,099
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,362,999	58,987,752
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,945,518	88,112,582
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,846,263	34,765,126
GuideStone Global Bond Fund (GS4 Class)¥	1,987,824	20,474,588
GuideStone Value Equity Fund (GS4 Class)¥	11,488,715	183,359,891
GuideStone Growth Equity Fund (GS4 Class)¥	8,323,082	183,773,655
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,485,778	41,164,485
GuideStone International Equity Fund (GS4 Class)¥	17,637,090	217,994,436

Total Mutual Funds (Cost $778,003,927)		850,621,614

TOTAL INVESTMENTS — 99.9% (Cost $778,003,927)		850,621,614
Other Assets in Excess of Liabilities — 0.1%		655,922

NET ASSETS — 100.0%		$851,277,536

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	47.9
International Equity Fund	25.6
Bond Funds	23.8
Money Market Fund	2.6
Futures Contracts	2.5

102.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$850,621,614	$850,621,614	$—	$—

Total Assets — Investments in Securities	$850,621,614	$850,621,614	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(260,933)	$(260,933)	$—	$—

Total Liabilities — Other Financial Instruments	$(260,933)	$(260,933)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	19,771,464	$19,771,464
GuideStone Value Equity Fund (GS4 Class)¥	13,077,064	208,709,935
GuideStone Growth Equity Fund (GS4 Class)¥	9,475,470	209,218,367
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,807,262	46,488,259
GuideStone International Equity Fund (GS4 Class)¥	19,975,677	246,899,363

Total Mutual Funds (Cost $690,852,603)		731,087,388

TOTAL INVESTMENTS — 99.9% (Cost $690,852,603)		731,087,388
Other Assets in Excess of Liabilities — 0.1%		761,600

NET ASSETS — 100.0%		$731,848,988

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	63.5
International Equity Fund	33.7
Futures Contracts	2.8
Money Market Fund	2.7

102.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$731,087,388	$731,087,388	$—	$—

Total Assets — Investments in Securities	$731,087,388	$731,087,388	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(268,757)	$(268,757)	$—

Total Liabilities — Other Financial Instruments	$(268,757)	$(268,757)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,166,268	$1,166,268
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,371,507	46,893,255
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,022,428	11,747,692
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	538,329	5,910,850
GuideStone Value Equity Fund (GS2 Class)¥	523,837	4,148,786
GuideStone Growth Equity Fund (GS2 Class)¥	298,129	4,158,899
GuideStone Small Cap Equity Fund (GS2 Class)¥	84,188	926,068
GuideStone International Equity Fund (GS2 Class)¥	516,620	4,897,561

Total Mutual Funds (Cost $75,457,921)		79,849,379

TOTAL INVESTMENTS — 100.0% (Cost $75,457,921)		79,849,379
Other Assets in Excess of Liabilities — 0.0%		21,051

NET ASSETS — 100.0%		$79,870,430

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.4
Domestic Equity Funds	19.0
International Equity Fund	6.1
Money Market Fund	1.5
Futures Contracts	1.4

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$79,849,379	$79,849,379	$—	$—

Total Assets — Investments in Securities	$79,849,379	$79,849,379	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(4,790)	$(4,790)	$—	$—

Total Liabilities — Other Financial Instruments	$(4,790)	$(4,790)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	6,792,224	$6,792,225
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,645,926	49,288,938
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	9,445,485	70,935,592
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,233,356	28,829,157
GuideStone Global Bond Fund (GS4 Class)¥	1,638,236	16,873,832
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	3,022,436	33,186,344
GuideStone Value Equity Fund (GS2 Class)¥	5,017,664	39,739,898
GuideStone Growth Equity Fund (GS2 Class)¥	2,851,513	39,778,609
GuideStone Small Cap Equity Fund (GS2 Class)¥	837,871	9,216,581
GuideStone International Equity Fund (GS2 Class)¥	4,887,721	46,335,592

Total Mutual Funds (Cost $318,412,532)		340,976,768

TOTAL INVESTMENTS — 100.0% (Cost $318,412,532)		340,976,768
Other Assets in Excess of Liabilities — 0.0%		125,856

NET ASSETS — 100.0%		$341,102,624

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.7
Domestic Equity Funds	35.7
International Equity Fund	13.6
Money Market Fund	2.0
Futures Contracts	1.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$340,976,768	$340,976,768	$—	$—

Total Assets — Investments in Securities	$340,976,768	$340,976,768	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(48,909)	$(48,909)	$—	$—

Total Liabilities — Other Financial Instruments	$(48,909)	$(48,909)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	4,091,094	$4,091,094
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,715,129	14,973,078
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,978,695	22,370,000
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,297,308	8,834,666
GuideStone Global Bond Fund (GS4 Class)¥	504,881	5,200,277
GuideStone Value Equity Fund (GS2 Class)¥	5,885,188	46,610,686
GuideStone Growth Equity Fund (GS2 Class)¥	3,345,804	46,673,969
GuideStone Small Cap Equity Fund (GS2 Class)¥	951,102	10,462,117
GuideStone International Equity Fund (GS2 Class)¥	5,839,190	55,355,521

Total Mutual Funds (Cost $208,518,540)		214,571,408

TOTAL INVESTMENTS — 99.9% (Cost $208,518,540)		214,571,408
Other Assets in Excess of Liabilities — 0.1%		152,151

NET ASSETS — 100.0%		$214,723,559

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	48.3
International Equity Fund	25.8
Bond Funds	23.9
Money Market Fund	1.9
Futures Contracts	1.6

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$214,571,408	$214,571,408	$—	$—

Total Assets — Investments in Securities	$214,571,408	$214,571,408	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(48,910)	$(48,910)	$—	$—

Total Liabilities — Other Financial Instruments	$(48,910)	$(48,910)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

16	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	2,644,061	$2,644,061
GuideStone Value Equity Fund (GS2 Class)¥	5,123,631	40,579,161
GuideStone Growth Equity Fund (GS2 Class)¥	2,913,004	40,636,401
GuideStone Small Cap Equity Fund (GS2 Class)¥	821,354	9,034,896
GuideStone International Equity Fund (GS2 Class)¥	5,057,728	47,947,258

Total Mutual Funds (Cost $144,873,297)		140,841,777

TOTAL INVESTMENTS — 99.9% (Cost $144,873,297)		140,841,777
Other Assets in Excess of Liabilities — 0.1%		93,347

NET ASSETS — 100.0%		$140,935,124

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.0
International Equity Fund	34.0
Futures Contracts	1.9
Money Market Fund	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$140,841,777	$140,841,777	$—	$—

Total Assets — Investments in Securities	$140,841,777	$140,841,777	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(41,244)	$(41,244)	$—	$—

Total Liabilities — Other Financial Instruments	$(41,244)	$(41,244)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	17

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.4%
Federal Home Loan Mortgage Corporation
0.17%, 11/02/12†	$10,000,000	$9,999,469
0.38%, 09/03/13†	15,500,000	15,497,113
0.17%, 09/13/13†	36,800,000	36,778,793
Federal National Mortgage Association
0.25%, 12/20/12†	7,000,000	6,999,689

Total Agency Obligations (Cost $69,275,064)		69,275,064

CERTIFICATES OF DEPOSIT — 26.5%
Bank of Montreal CHI
0.31%, 02/07/13	10,000,000	10,000,000
Bank of Nova Scotia HOU
0.27%, 02/15/13†	15,000,000	15,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. NY
0.48%, 01/24/13	15,000,000	15,000,000
Canadian Imperial Bank of Commerce NY
0.36%, 09/25/13†	13,000,000	13,000,000
Credit Suisse NY
0.39%, 11/08/12†	15,000,000	15,000,057
0.32%, 02/04/13	14,000,000	14,000,000
National Australia Bank, Ltd. NY
0.40%, 04/18/13	15,000,000	15,000,000
National Bank of Canada, Ltd. NY
0.32%, 01/11/13†	15,000,000	15,000,000
Norinchukin Bank NY
0.17%, 10/01/12	15,000,000	15,000,000
0.17%, 10/02/12	35,000,000	35,000,000
Rabobank Nederland NV NY
0.53%, 10/25/12	20,500,000	20,500,000
0.50%, 06/18/13†	14,000,000	14,000,000
Royal Bank of Canada NY
0.46%, 05/16/13†	11,000,000	11,000,000
Skandinaviska Enskilda Banken NY
0.44%, 10/19/12	15,000,000	15,000,299
Sumitomo Mitsui Banking Corporation NY
0.37%, 10/10/12	20,500,000	20,500,000
0.36%, 10/23/12	20,000,000	20,000,000
0.39%, 02/13/13	15,000,000	15,000,000
Svenska Handelsbanken NY
0.38%, 10/11/12	20,000,000	20,000,000
Toronto Dominion Bank NY
0.31%, 05/28/13†	20,000,000	20,000,000
Westpac Banking Corporation NY
0.42%, 02/04/13†	22,000,000	22,000,000

Total Certificates of Deposit (Cost $340,000,356)		340,000,356

COMMERCIAL PAPER — 40.6%
Alpine Securitization
0.13%, 10/01/12	12,000,000	12,000,000
Australia and New Zealand Banking Group
0.32%, 01/30/13	11,000,000	10,988,169
Bank of Tokyo Mitsubishi UFJ, Ltd.
0.41%, 11/26/12	14,000,000	13,991,071
0.38%, 02/20/13	20,000,000	19,970,022
0.47%, 03/06/13	10,000,000	9,979,633
Caisse Centrale Desjardins du Quebec
0.22%, 11/15/12	25,000,000	24,993,125
Cancara Asset Securitization LLC
0.20%, 10/03/12	25,000,000	24,999,722
Commonwealth Bank of Australia
0.33%, 01/11/13	15,000,000	15,000,000
0.31%, 02/11/13	12,000,000	11,986,257
DnB Bank ASA
0.32%, 02/13/13	12,000,000	11,985,600
Fairway Finance Co. LLC
0.26%, 11/05/12	23,000,000	23,000,000
General Electric Capital Corporation
0.31%, 03/04/13	15,000,000	14,980,108
HSBC Bank PLC
0.66%, 04/25/13	15,000,000	14,943,693
Kells Funding LLC
0.58%, 11/30/12	10,000,000	9,990,333
0.37%, 03/19/13	13,000,000	12,999,289
National Australia Funding Delaware
0.28%, 01/28/13	21,200,000	21,180,729
Nieuw Amsterdam Receivables Corporation
0.30%, 10/09/12	15,000,000	14,999,000
0.45%, 01/02/13	20,000,000	19,976,750
Nordea North America, Inc.
0.36%, 02/08/13	13,000,000	12,983,100
Regency Markets No. 1 LLC
0.33%, 10/15/12	15,000,000	14,998,075
State Street Corporation
0.31%, 01/18/13	20,000,000	19,981,228
Sumitomo Mitsui Banking Corporation
0.33%, 10/22/12	35,000,000	34,993,263
Svenska Handelsbanken, Inc.
0.39%, 10/01/12	10,000,000	10,000,000
0.40%, 10/01/12	12,000,000	12,000,000
Sydney Capital Corporation
0.30%, 12/18/12	25,000,000	24,983,750
Thunder Bay Funding LLC
0.25%, 10/09/12	30,000,000	29,998,333
Victory Receivables Corporation
0.20%, 10/11/12	25,000,000	24,998,611
0.21%, 10/24/12	20,000,000	19,997,317
0.18%, 10/25/12	15,000,000	14,998,200
Westpac Banking Corporation
0.38%, 01/03/13	13,513,000	13,499,592

Total Commercial Paper (Cost $521,394,970)		521,394,970

18	See Notes to Schedules of Investments.

	Par	Value
MUNICIPAL BONDS — 13.4%
California Housing Finance Agency, Revenue Bond, Series D
0.17%, 10/05/12†	$6,600,000	$6,600,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.19%, 10/05/12†	10,600,000	10,600,000
California Pollution Control Financing Authority, Pollution Control Revenue Bonds, Series E (LOC-JP Morgan Chase Bank NA)
0.16%, 10/01/12†	5,800,000	5,800,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.18%, 10/05/12†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.18%, 10/05/12†	17,100,000	17,100,000
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank NA)
0.18%, 10/05/12†	11,930,000	11,930,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A
0.17%, 10/05/12†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.17%, 10/05/12†	5,799,000	5,799,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.19%, 10/05/12†	27,575,000	27,575,000
New York City Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A
0.19%, 10/05/12†	3,100,000	3,100,000
New York City Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.19%, 10/05/12†	6,000,000	6,000,000
New York City Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A
0.19%, 10/05/12†	3,000,000	3,000,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank NA)
0.18%, 10/05/12†	7,600,000	7,600,000
New York City Municipal Water Finance Authority, Water and Sewer System, Revenue Bond, Sub Series B-1
0.18%, 10/05/12†	6,800,000	6,800,000
New York Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A
0.17%, 10/05/12†	10,000,000	10,000,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.19%, 10/05/12†	4,000,000	4,000,000
New York Housing Finance Agency, The Victory Housing, Revenue Bond, Series 2001-A
0.19%, 10/05/12†	2,700,000	2,700,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank NA)
0.19%, 10/05/12†	4,800,000	4,800,000
Sacramento Housing Authority, Multifamily Housing, The Lofts at Natomas Apartments, Revenue Bond, Series F
0.21%, 10/05/12†	10,190,000	10,190,000
State of Texas, Veterans’ Housing Assistance Program, General Obligation, Series A-2
0.18%, 10/05/12†	7,700,000	7,700,000
Wisconsin Housing & Economic Development Authority, Revenue Bond, Series B (LOC-Fannie Mae, Freddie Mac)
0.19%, 10/05/12†	6,700,000	6,700,000

Total Municipal Bonds (Cost $172,114,000)		172,114,000

See Notes to Schedules of Investments.	19

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TIME DEPOSIT — 1.0%
Bank of Nova Scotia
0.06%, 10/01/12 (Cost $12,940,000)	$12,940,000	$12,940,000

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bills
0.14%, 02/07/13	24,000,000	23,987,960
0.14%, 02/28/13	15,000,000	14,991,250
0.13%, 03/21/13	10,000,000	9,993,706
0.14%, 03/21/13	15,000,000	14,990,025
0.14%, 03/28/13	15,000,000	14,989,617

		78,952,558

U.S. Treasury Notes
0.63%, 02/28/13	30,000,000	30,053,121
0.50%, 05/31/13	15,000,000	15,027,626
0.38%, 06/30/13	17,000,000	17,017,155

		62,097,902

Total U.S. Treasury Obligations (Cost $141,050,460)		141,050,460

TOTAL INVESTMENTS — 97.9% (Cost $1,256,774,850)		1,256,774,850
Other Assets in Excess of Liabilities — 2.1%		27,262,754

NET ASSETS — 100.0%		$1,284,037,604

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	40.6
Certificates of Deposit	26.5
Municipal Bonds	13.4
U.S. Treasury Obligations	11.0
Agency Obligations	5.4
Time Deposit	1.0

97.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$69,275,064	$—	$69,275,064	$—
Certificates of Deposit	340,000,356	—	340,000,356	—
Commercial Paper	521,394,970	—	521,394,970	—
Municipal Bonds	172,114,000	—	172,114,000	—
Time Deposit	12,940,000	—	12,940,000	—
U.S. Treasury Obligations	141,050,460	—	141,050,460	—

Total Assets — Investments in Securities	$1,256,774,850	$—	$1,256,774,850	$—

20	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Bank
0.12%, 10/10/12	$4,400,000	$4,399,839
0.05%, 10/16/12	3,005,000	3,004,929
Federal National Mortgage Association
0.14%, 11/28/12	7,800,000	7,799,750
0.75%, 12/19/14	5,000,000	5,046,620
1.09%, 04/04/16	2,305,000	2,314,727
Small Business Administration
6.95%, 11/01/16	193,010	205,856

Total Agency Obligations (Cost $22,702,326)		22,771,721

ASSET-BACKED SECURITIES — 7.8%
AH Mortgage Advance Trust
2.98%, 03/13/43 144A	990,000	996,482
AmeriCredit Automobile Receivables Trust
1.39%, 09/08/15	500,000	502,965
1.23%, 09/08/16	1,665,000	1,684,381
4.04%, 07/10/17	1,226,000	1,302,695
1.31%, 11/08/17	370,000	370,339
3.38%, 04/09/18	790,000	812,144
Asset-Backed Securities Corporation Home Equity
0.49%, 09/25/34†	100,868	96,885
Bear Stearns Asset-Backed Securities Trust
1.22%, 10/25/37†	913,008	702,455
0.41%, 01/25/47†	589,059	579,539
BNC Mortgage Loan Trust
0.34%, 11/25/36†	419,283	407,948
0.28%, 03/25/37†	474,114	457,064
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	1,600,000	1,615,704
Chester Asset Receivables Dealings PLC
0.89%, 04/15/16(U)†	730,000	1,172,104
Citibank Omni Master Trust
2.97%, 08/15/18 144A†	2,758,000	2,887,196
Conseco Financial Corporation
6.04%, 11/01/29	12,637	13,350
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19 144A	1,120,000	1,142,022
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	687,462	528,944
Discover Card Master Trust
0.81%, 08/15/17	1,100,000	1,107,744
DT Auto Owner Trust
0.91%, 11/16/15 144A	1,396,998	1,397,687
1.85%, 04/17/17 144A	1,620,000	1,622,756
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	2,200,000	2,215,272
FHLMC Structured Pass-Through Securities
0.48%, 08/25/31†	753,228	733,434
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	706,150
Ford Credit Auto Owner Trust
2.98%, 08/15/14	1,235,401	1,247,214
Ford Credit Floorplan Master Owner Trust
2.07%, 09/15/15 144A	345,000	347,950
2.37%, 09/15/15	445,000	446,267
2.86%, 09/15/15	450,000	451,256
1.39%, 09/15/16	790,000	790,639
2.14%, 09/15/17	265,000	266,190
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	1,500,000	1,518,706
Globaldrive BV
0.87%, 04/20/19+ 144A(E)†	535,492	692,830
Gracechurch Card Funding PLC
0.92%, 02/15/17 144A(E)†	800,000	1,035,259
0.92%, 02/15/17 144A†	1,050,000	1,052,503
Hyundai Auto Receivables Trust
1.39%, 03/15/18	450,000	454,767
Hyundai Capital Auto Funding, Ltd.
1.22%, 09/20/16 144A†	1,460,000	1,452,408
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	129,713	129,713
LA Arena Funding LLC
7.66%, 12/15/26 144A	426,694	468,778
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	289,813	373,713
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	1,345,000	1,353,108
Motor PLC
1.29%, 02/25/20 144A	252,000	252,387
Oncor Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	318,780	320,599
Penarth Master Issuer PLC
0.79%, 03/18/14 144A†	600,000	600,616
0.87%, 05/18/15 144A†	610,000	611,200
Red & Black Auto France
0.97%, 12/28/21(E)†	1,158,091	1,495,810
Santander Consumer Acquired Receivables Trust
1.40%, 10/15/14 144A	1,368,176	1,370,927
1.66%, 08/15/16 144A	643,473	645,900
2.01%, 08/15/16 144A	535,489	538,223
Santander Drive Auto Receivables Trust
1.37%, 03/16/15	675,509	677,980
2.06%, 06/15/17 144A	208,662	209,743
2.86%, 06/15/17 144A	215,203	216,019
3.64%, 05/15/18	1,125,000	1,159,691
2.70%, 08/15/18	300,000	302,187
SLC Student Loan Trust
0.58%, 01/15/19†	464,980	463,632
SLM Student Loan Trust
0.45%, 07/25/17†	712,472	711,167
1.87%, 12/15/17 144A†	470,396	471,334
1.75%, 01/25/18†	3,975,000	4,069,303
0.59%, 06/15/21†	1,022,564	997,376
1.32%, 12/15/21 144A†	423,372	426,315
0.79%, 03/15/22†	697,823	679,657
1.32%, 08/15/23 144A†	1,567,124	1,578,153
0.56%, 10/25/24†	750,000	746,674
3.50%, 08/17/43 144A†@	4,239,146	4,116,177
3.47%, 05/16/44 144A†	3,035,277	3,201,404

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Soundview Home Equity Loan Trust
1.07%, 08/25/31†	$251,782	$249,468
Structured Asset Securities Corporation
1.73%, 04/25/35†	829,248	788,635
Wells Fargo Home Equity Trust
0.31%, 04/25/37†	280,029	273,684

Total Asset-Backed Securities (Cost $62,202,759)		62,310,822

CORPORATE BONDS — 20.9%
ABB Treasury Center, Inc.
2.50%, 06/15/16 144A	700,000	732,360
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	641,041	650,199
AES Corporation
7.75%, 03/01/14	375,000	405,000
Aflac, Inc.
2.65%, 02/15/17Δ	2,140,000	2,247,610
Allstate Corporation
6.20%, 05/16/14	300,000	326,802
American Express Credit Corporation
1.22%, 06/24/14†Δ	920,000	930,111
1.75%, 06/12/15	940,000	962,132
American Honda Finance Corporation
2.38%, 03/18/13 144A	300,000	302,649
1.45%, 02/27/15 144AΔ	910,000	925,012
American International Group, Inc.
0.65%, 07/19/13(E)†	400,000	511,707
3.75%, 11/30/13 144A	400,000	410,734
3.00%, 03/20/15	3,665,000	3,797,270
2.38%, 08/24/15	320,000	323,639
4.88%, 09/15/16Δ	100,000	111,726
8.25%, 08/15/18 144A	1,350,000	1,740,193
AmeriGas Partners LP
6.25%, 08/20/19Δ	500,000	522,500
Amgen, Inc.
1.88%, 11/15/14Δ	640,000	657,341
Astoria Financial Corporation
5.00%, 06/19/17	770,000	800,662
AT&T, Inc.
0.88%, 02/13/15Δ	1,040,000	1,049,510
AutoZone, Inc.
5.50%, 11/15/15Δ	525,000	595,006
Ball Corporation
7.13%, 09/01/16	280,000	304,500
Bank of America Corporation
3.75%, 07/12/16	920,000	976,963
3.88%, 03/22/17	1,860,000	2,003,679
6.00%, 09/01/17	885,000	1,024,768
5.65%, 05/01/18	420,000	479,455
Bank of New York Mellon Corporation
4.30%, 05/15/14Δ	790,000	838,603
BB&T Corporation
3.38%, 09/25/13	400,000	411,007
1.15%, 04/28/14†	310,000	312,037
1.60%, 08/15/17	755,000	769,448
BMW US Capital LLC
0.83%, 12/21/12†	3,000,000	3,003,132
Bristol-Myers Squibb Co.
0.88%, 08/01/17	870,000	863,378
Brocade Communications Systems, Inc.
6.63%, 01/15/18	1,055,000	1,099,837
Capital One Capital VI
8.88%, 05/15/40	415,000	424,031
Capital One Financial Corporation
2.13%, 07/15/14	600,000	612,487
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	400,000	425,618
Chesapeake Energy Corporation
7.63%, 07/15/13	355,000	370,087
Citigroup, Inc.
1.28%, 02/15/13†	730,000	731,494
2.44%, 08/13/13†	700,000	709,507
6.00%, 12/13/13Δ	300,000	318,262
4.45%, 01/10/17	1,250,000	1,374,317
CMS Energy Corporation
4.25%, 09/30/15Δ	255,000	271,269
Coca-Cola Enterprises, Inc.
1.13%, 11/12/13Δ	780,000	784,473
Computer Sciences Corporation
2.50%, 09/15/15	848,000	861,231
ConAgra Foods, Inc.
1.35%, 09/10/15	160,000	161,231
ConocoPhillips
4.75%, 02/01/14	106,000	112,005
Coventry Health Care, Inc.
5.95%, 03/15/17	575,000	672,079
Daimler Finance NA LLC
0.97%, 03/28/14 144A†	2,600,000	2,605,871
1.95%, 03/28/14 144A	1,120,000	1,134,907
1.30%, 07/31/15 144A@	500,000	502,315
Danaher Corporation
1.30%, 06/23/14	300,000	304,811
DENTSPLY International, Inc.
1.93%, 08/15/13†	590,000	593,124
Digital Realty Trust LP
4.50%, 07/15/15	425,000	455,011
DIRECTV Holdings LLC
4.75%, 10/01/14	680,000	729,599
DISH DBS Corporation
4.63%, 07/15/17 144AΔ	770,000	791,175
Dollar General Corporation
4.13%, 07/15/17Δ	1,430,000	1,501,500
DTE Energy Co.
1.12%, 06/03/13†	630,000	631,879
Duke Energy Corporation
1.63%, 08/15/17	1,500,000	1,506,157
Duke Realty LP
5.40%, 08/15/14	440,000	470,914
Eastman Chemical Co.
2.40%, 06/01/17	400,000	418,225
Enterprise Products Operating LLC
1.25%, 08/13/15Δ	230,000	232,444
EOG Resources, Inc.
1.19%, 02/03/14†	2,900,000	2,925,688

22	See Notes to Schedules of Investments.

	Par	Value
Equifax, Inc.
4.45%, 12/01/14	$140,000	$148,240
ERAC USA Finance LLC
2.75%, 07/01/13 144AΔ	370,000	375,329
2.25%, 01/10/14 144A	330,000	334,371
Exelon Generation Co., LLC
5.35%, 01/15/14Δ	808,000	852,000
6.20%, 10/01/17Δ	900,000	1,072,351
Express Scripts Holding Co.
2.10%, 02/12/15 144A	280,000	287,404
3.50%, 11/15/16 144A	416,000	450,181
2.65%, 02/15/17 144A	1,065,000	1,117,169
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	587,000	593,913
Ford Motor Credit Co., LLC
3.88%, 01/15/15	2,781,000	2,908,000
8.00%, 12/15/16	300,000	359,341
3.00%, 06/12/17Δ	560,000	570,641
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	201,557
2.15%, 03/01/17Δ	210,000	212,593
General Electric Capital Corporation
1.09%, 04/07/14†	700,000	703,307
5.90%, 05/13/14	460,000	497,746
3.75%, 11/14/14Δ	660,000	699,938
2.15%, 01/09/15Δ	960,000	988,545
General Motors Financial Co., Inc.
4.75%, 08/15/17 144A	800,000	821,134
Genzyme Corporation
3.63%, 06/15/15	395,000	426,808
George Washington University
1.83%, 09/15/17	3,100,000	3,153,382
Georgia Power Co.
1.30%, 09/15/13Δ	90,000	90,762
Gilead Sciences, Inc.
2.40%, 12/01/14	280,000	289,670
Goldman Sachs Group, Inc.
1.44%, 02/07/14†Δ	910,000	909,839
3.30%, 05/03/15Δ	1,460,000	1,520,177
0.67%, 05/23/16(E)†	2,900,000	3,508,513
6.25%, 09/01/17	2,730,000	3,203,472
Harley-Davidson Financial Services, Inc.
1.15%, 09/15/15 144A	340,000	340,660
Hartford Financial Services Group, Inc.
4.00%, 03/30/15Δ	320,000	337,616
HCP, Inc.
2.70%, 02/01/14	210,000	214,479
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	567,324
Hewlett-Packard Co.
0.71%, 05/24/13†	3,600,000	3,600,652
2.63%, 12/09/14Δ	590,000	605,932
2.35%, 03/15/15	800,000	815,654
HSBC USA, Inc.
2.38%, 02/13/15	400,000	412,013
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	500,612
3.75%, 04/06/16 144A	190,000	202,242
Ingredion, Inc.
3.20%, 11/01/15	200,000	211,222
International Lease Finance Corporation
4.88%, 04/01/15	550,000	573,739
Interpublic Group of Cos., Inc.
6.25%, 11/15/14	790,000	857,150
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	342,937
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	567,831
John Deere Capital Corporation
0.95%, 06/29/15	1,080,000	1,090,458
JPMorgan Chase & Co.
3.70%, 01/20/15	1,000,000	1,059,676
2.00%, 08/15/17Δ	1,260,000	1,272,448
Kellogg Co.
1.13%, 05/15/15Δ	760,000	767,706
Kentucky Power Co.
6.00%, 09/15/17 144A	1,000,000	1,175,385
KeyCorp
3.75%, 08/13/15Δ	360,000	388,562
Kraft Foods Group, Inc.
1.63%, 06/04/15 144A	350,000	355,533
Kraft Foods, Inc.
5.25%, 10/01/13Δ	230,000	240,106
Kroger Co.
2.20%, 01/15/17	500,000	512,638
Lehman Escrow Bonds
0.00%, 03/01/42+Ω†	2,600,000	—
0.00%, 12/31/99Ω†	600,000	156,000
Lender Processing Services, Inc.
0.06%, 04/15/23	350,000	350,000
Life Technologies Corporation
4.40%, 03/01/15	680,000	722,470
3.50%, 01/15/16Δ	800,000	842,710
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,293,547
Masco Corporation
4.80%, 06/15/15	365,000	384,690
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	1,500,000	1,523,049
6.75%, 05/21/13(E)	700,000	932,299
5.00%, 01/15/15Δ	2,700,000	2,901,612
MetLife, Inc.
2.38%, 02/06/14Δ	290,000	296,847
Metropolitan Life Global Funding I
1.21%, 01/10/14 144A†	1,000,000	1,005,734
Microsoft Corporation
2.95%, 06/01/14Δ	900,000	938,951
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	550,000
Morgan Stanley
1.43%, 04/29/13†	1,010,000	1,011,280
Murray Street Investment Trust I
4.65%, 03/09/17 STEPΔ	250,000	268,738
Nabors Industries, Inc.
9.25%, 01/15/19	2,300,000	3,013,828

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
National Rural Utilities Cooperative Finance Corporation
1.13%, 11/01/13	$330,000	$332,695
1.00%, 02/02/15	390,000	394,758
NBCUniversal Media LLC
3.65%, 04/30/15Δ	550,000	588,658
NCUA Guaranteed Notes
1.40%, 06/12/15+	1,180,000	1,209,028
New York Life Global Funding
0.72%, 04/04/14 144A†	1,600,000	1,604,429
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	750,000	763,168
1.20%, 06/01/15	170,000	171,191
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	584,177
1.95%, 09/12/17 144AΔ	520,000	525,221
Novartis Capital Corporation
4.13%, 02/10/14Δ	210,000	220,528
Overseas Private Investment Corporation
0.00%, 04/15/16Ω†	1,600,000	2,145,659
PACCAR Financial Corporation
1.55%, 09/29/14Δ	470,000	479,425
1.05%, 06/05/15	220,000	222,134
Penske Truck Leasing Co. LP PTL Finance Corporation
2.50%, 07/11/14 144A	230,000	231,929
3.13%, 05/11/15 144A	1,915,000	1,960,424
2.50%, 03/15/16 144A	300,000	300,168
3.38%, 03/15/18 144A	1,115,000	1,110,255
Petrohawk Energy Corporation
7.25%, 08/15/18	1,170,000	1,330,827
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	131,448
Phillips 66
1.95%, 03/05/15 144A	210,000	215,001
2.95%, 05/01/17 144A	210,000	222,397
Pioneer Natural Resources Co.
5.88%, 07/15/16	2,410,000	2,747,904
Principal Life Global Funding II
1.13%, 09/18/15 144AΔ	1,085,000	1,087,900
Procter & Gamble Co.
3.50%, 02/15/15	200,000	214,083
Prudential Covered Trust 2012-1
3.00%, 09/30/15 144A	800,000	831,734
Prudential Financial, Inc.
2.75%, 01/14/13Δ	650,000	654,254
Raytheon Co.
1.40%, 12/15/14	320,000	325,268
Regions Financial Corporation
4.88%, 04/26/13Δ	649,000	663,602
Rock-Tenn Co.
4.45%, 03/01/19 144A	315,000	332,729
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,167,250
SBA Tower Trust
3.97%, 04/15/15 144A†Δ	510,000	538,385
SESI LLC
6.88%, 06/01/14Δ	684,000	684,855
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	149,173
SLM Corporation
5.00%, 10/01/13	1,380,000	1,436,925
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	583,824	601,328
Stryker Corporation
3.00%, 01/15/15Δ	450,000	473,580
TD Ameritrade Holding Corporation
4.15%, 12/01/14Δ	660,000	705,579
Tennessee Gas Pipeline Co.
8.00%, 02/01/16 144A	1,170,000	1,398,132
Tesoro Corporation
4.25%, 10/01/17Δ	550,000	567,875
Texas Instruments, Inc.
0.45%, 08/03/15	970,000	967,738
Tiers Trust United States
2.19%, 05/12/14 144A†	1,385,000	1,385,000
Time Warner, Inc.
3.15%, 07/15/15Δ	290,000	309,690
Toyota Motor Credit Corporation
1.00%, 02/17/15	1,460,000	1,476,672
0.88%, 07/17/15	560,000	563,119
UAL 2009-2A Pass Through Trust
9.75%, 07/15/18	733,546	839,910
Unilever Capital Corporation
0.45%, 07/30/15	480,000	478,631
0.85%, 08/02/17Δ	1,760,000	1,746,175
Union Bank NA
2.13%, 12/16/13	790,000	804,366
1.36%, 06/06/14†	3,000,000	2,988,291
United Air Lines, Inc.
10.40%, 05/01/18Δ	703,290	810,542
United Parcel Service, Inc.
1.13%, 10/01/17Δ	161,000	161,805
United Technologies Corporation
1.20%, 06/01/15Δ	220,000	224,107
1.80%, 06/01/17	870,000	903,351
Universal City Development Partners, Ltd. UCDP Finance Inc.
8.88%, 11/15/15	1,014,000	1,068,043
US Bancorp
1.38%, 09/13/13	720,000	726,324
Vesey Street Investment Trust I
4.40%, 09/01/16 STEPΔ	700,000	749,704
Vornado Realty LP
4.25%, 04/01/15Δ	700,000	740,190
Wachovia Bank NA
4.80%, 11/01/14Δ	360,000	387,324
Walgreen Co.
0.90%, 03/13/14†	250,000	250,406
1.00%, 03/13/15	460,000	462,077
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	340,000	344,193
WellPoint, Inc.
1.25%, 09/10/15	440,000	443,391
2.38%, 02/15/17Δ	1,060,000	1,097,367

24	See Notes to Schedules of Investments.

	Par	Value
Wells Fargo & Co.
3.75%, 10/01/14	$1,000,000	$1,061,227
1.50%, 07/01/15Δ	440,000	447,704
WM Wrigley Jr Co.
3.70%, 06/30/14 144AΔ	1,420,000	1,465,162
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	846,300
XTO Energy, Inc.
6.25%, 04/15/13Δ	600,000	617,875

Total Corporate Bonds (Cost $162,026,181)		165,912,154

FOREIGN BONDS — 17.5%
Australia — 1.6%
Asciano Finance, Ltd.
3.13%, 09/23/15 144A	620,000	629,552
Australia Government Bond
5.50%, 12/15/13(A)	3,200,000	3,432,321
BHP Billiton Finance USA, Ltd.
1.00%, 02/24/15Δ	1,100,000	1,112,208
Commonwealth Bank of Australia
2.13%, 03/17/14 144A	850,000	864,415
2.90%, 09/17/14 144A	3,000,000	3,138,930
Macquarie Bank, Ltd.
3.45%, 07/27/15 144AΔ	750,000	768,092
National Australia Bank
2.00%, 03/09/15	1,040,000	1,063,294
Rio Tinto Finance USA PLC
1.13%, 03/20/15Δ	500,000	504,156
Westfield Capital
5.13%, 11/15/14 144A	730,000	788,658
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	519,942

		12,821,568

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	991,140
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	716,760

		1,707,900

Brazil — 0.3%
Banco Bradesco SA
2.54%, 05/16/14 144A†	520,000	523,864
Banco do Brasil SA
4.50%, 01/22/15 144A	680,000	717,400
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144AΔ	710,000	731,300
Companhia de Eletricidade do Estado da Bahia
11.75%, 04/27/16 144A(B)	1,200,000	637,810

		2,610,374

Canada — 1.4%
Bank of Nova Scotia
1.85%, 01/12/15Δ	970,000	1,000,468
Barrick Gold Corporation
1.75%, 05/30/14	340,000	345,168
Caisse Centrale Desjardins du Quebec
1.70%, 09/16/13 144A	1,320,000	1,335,213
Manulife Financial Corporation
3.40%, 09/17/15	5,000	5,239
National Bank of Canada
1.50%, 06/26/15	1,920,000	1,949,274
Nexen, Inc.
5.20%, 03/10/15	790,000	842,877
NOVA Chemicals Corporation
8.38%, 11/01/16Δ	1,250,000	1,387,500
Province of Ontario
2.30%, 05/10/16Δ	3,000,000	3,170,751
Rogers Communications, Inc.
6.38%, 03/01/14	320,000	345,571
Teck Resources, Ltd.
3.15%, 01/15/17	346,000	360,122
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	385,649

		11,127,832

Cayman Islands — 0.5%
IPIC GMTN, Ltd.
3.13%, 11/15/15 144A	330,000	343,860
Petrobras International Finance Co.
2.88%, 02/06/15Δ	300,000	309,098
3.88%, 01/27/16	590,000	627,058
Trafford Centre Finance, Ltd.
0.95%, 07/28/15(U)†	121,616	191,268
Transocean, Inc.
4.95%, 11/15/15Δ	595,000	651,869
1.50%, 12/15/37 CONV	1,990,000	1,982,537

		4,105,690

Chile — 0.7%
Banco de Credito e Inversiones
3.00%, 09/13/17 144AΔ	600,000	600,618
Banco Santander Chile
2.06%, 01/19/16 144A†	2,500,000	2,391,339
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15Δ	1,260,000	1,369,033
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	960,000	1,027,844

		5,388,834

Denmark — 0.1%
Danske Bank A/S
1.51%, 04/14/14 144A†	950,000	940,341

France — 2.1%
Banque PSA Finance SA
2.36%, 04/04/14 144A†@	2,000,000	1,961,394
BNP Paribas SA
2.38%, 09/14/17	1,265,000	1,271,942
BPCE SA
2.19%, 02/07/14 144A†@	2,300,000	2,316,687
Caisse d’Amortissement de la Dette Sociale
2.13%, 04/12/17 144A	1,140,000	1,174,096
Cie de Financement Foncier SA
2.13%, 04/22/13 144A@	3,000,000	3,025,917
Credit Agricole SA
3.00%, 10/01/17 144A	1,451,000	1,448,775

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
RCI Banque SA
1.54%, 04/07/15(E)†	$900,000	$1,045,932
Sanofi SA
1.63%, 03/28/14	510,000	519,210
Total Capital International SA
1.50%, 02/17/17	320,000	326,040
Total Capital SA
3.00%, 06/24/15Δ	2,800,000	2,981,896
Veolia Environnement SA
5.25%, 06/03/13	520,000	532,943

		16,604,832

Germany — 2.1%
Bundesschatzanweisungen
0.75%, 09/13/13(E)	7,300,000	9,446,510
Deutsche Bank AG
5.38%, 10/12/12	3,855,000	3,859,923
State of North Rhine-Westphalia
1.63%, 09/17/14	3,100,000	3,156,051

		16,462,484

India — 0.1%
ICICI Bank, Ltd.
5.50%, 03/25/15 144A	395,000	416,444

Ireland — 0.4%
DanFin Funding, Ltd.
1.16%, 07/16/13 144A†	2,800,000	2,811,463

Italy — 0.5%
Intesa Sanpaolo SpA
2.83%, 02/24/14 144A†@	2,900,000	2,857,733
Telecom Italia SpA
0.80%, 12/06/12(E)†	900,000	1,156,600

		4,014,333

Japan — 0.6%
Takeda Pharmaceutical Co., Ltd.
1.03%, 03/17/15 144A	2,450,000	2,470,604
1.63%, 03/17/17 144A	2,500,000	2,531,038

		5,001,642

Luxembourg — 0.6% ArcelorMittal
4.00%, 08/05/15Δ	600,000	596,604
Covidien International Finance SA
1.88%, 06/15/13Δ	570,000	575,673
1.35%, 05/29/15Δ	270,000	273,658
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19Δ	700,000	915,250
6.00%, 01/23/21 144A	1,300,000	1,482,247
Schlumberger Investment SA
1.25%, 08/01/17 144A	1,080,000	1,079,965

		4,923,397

Mexico — 0.7%
America Movil SAB de CV
3.63%, 03/30/15	200,000	213,846
2.38%, 09/08/16	380,000	397,324
Mexican Bonos
6.00%, 06/18/15(M)	21,582,000	1,736,005
Petroleos Mexicanos
4.88%, 03/15/15Δ	1,250,000	1,346,875
5.50%, 01/21/21	1,400,000	1,648,500

		5,342,550

Netherlands — 1.4%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,672,000	2,802,984
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.82%, 10/08/12(E)†	1,020,000	1,311,537
ING Bank NV
1.44%, 03/15/13 144A†	880,000	882,974
2.00%, 09/25/15 144A	1,275,000	1,277,825
3.75%, 03/07/17 144A	900,000	949,302
Volkswagen International Finance NV
0.91%, 10/01/12 144A†	1,700,000	1,700,000
1.13%, 03/21/14 144A†@	100,000	100,572
0.97%, 04/01/14 144A†	1,200,000	1,205,081
1.63%, 03/22/15 144AΔ	1,100,000	1,118,755

		11,349,030

Netherlands Antilles — 0.0%
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14Δ	300,000	304,730

New Zealand — 0.1%
ANZ National (Int’l) Limited
1.85%, 10/15/15 144A	630,000	637,567

Norway — 0.3%
Nordea Eiendomskreditt AS
2.13%, 09/22/16 144AΔ	1,250,000	1,298,689
Sparebank 1 Boligkreditt AS
2.63%, 05/26/17 144A	500,000	529,023
Statoil ASA
2.90%, 10/15/14Δ	650,000	682,384

		2,510,096

Panama — 0.0%
Panama Government International Bond
7.25%, 03/15/15	265,000	304,088

Peru — 0.1%
Banco de Credito del Peru
4.75%, 03/16/16 144AΔ	840,000	890,400

Portugal — 0.1%
Obrigacoes do Tesouro
2.17%, 05/16/47(E)	332,971	428,197

Qatar — 0.1%
Qatar Government International Bond
3.13%, 01/20/17Δ	580,000	613,930

Singapore — 0.1%
Oversea-Chinese Banking Corporation, Ltd.
1.63%, 03/13/15 144A	500,000	506,474

South Africa — 0.1%
South Africa Government International Bond
6.50%, 06/02/14	530,000	579,820

26	See Notes to Schedules of Investments.

	Par	Value
South Korea — 1.0%
Export-Import Bank of Korea
1.40%, 07/26/13 144A†@	$700,000	$701,253
1.53%, 09/21/13 144A@	2,400,000	2,400,686
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144AΔ	2,900,000	3,128,845
Korea National Oil Corporation
2.88%, 11/09/15	770,000	803,882
Lotte Shopping Co., Ltd.
3.38%, 05/09/17 144A	730,000	761,433

		7,796,099

Spain — 0.1%
Telefonica Emisiones SA Unipersonal
2.58%, 04/26/13	710,000	712,663

Sweden — 0.7%
Nordea Bank AB
1.36%, 01/14/14 144A†	2,900,000	2,915,776
Stadshypotek AB
1.45%, 09/30/13 144A@Δ	2,900,000	2,927,692

		5,843,468

Switzerland — 0.2%
Credit Suisse NY
1.42%, 01/14/14†	1,200,000	1,207,444

United Kingdom — 1.3%
Anglo American Capital PLC
2.15%, 09/27/13 144A	360,000	362,392
Barclays Bank PLC
1.50%, 01/13/14†	580,000	582,553
2.38%, 01/13/14Δ	2,900,000	2,948,065
5.20%, 07/10/14Δ	130,000	138,826
British Telecommunications PLC
2.00%, 06/22/15	2,110,000	2,170,880
Experian Finance PLC
2.38%, 06/15/17 144A	540,000	548,136
GlaxoSmithKline Capital PLC
0.75%, 05/08/15Δ	670,000	674,437
HSBC Bank PLC
1.26%, 01/17/14 144A†	1,230,000	1,236,751
1.63%, 07/07/14 144AΔ	650,000	654,794
Kingfisher PLC
4.13%, 11/23/12(E)Δ	380,000	490,908
Lloyds TSB Bank PLC
2.80%, 01/24/14†Δ	340,000	346,317
Vodafone Group PLC
1.25%, 09/26/17Δ	370,000	370,945

		10,525,004

Total Foreign Bonds (Cost $136,372,206)		138,488,694

LOAN AGREEMENTS — 0.4%
Dole Food Co., Inc., Tranche B2
5.04%, 07/08/18Ω†	1,092,451	1,094,843
Dole Food Co., Inc., Tranche C2
5.04%, 07/08/18Ω†	1,907,549	1,911,727

Total Loan Agreements (Cost $3,007,500)		3,006,570

MORTGAGE-BACKED SECURITIES — 24.0%
Adjustable Rate Mortgage Trust
4.28%, 03/25/37†	2,413,432	1,630,428
American Home Mortgage Investment Trust
2.53%, 10/25/34†	604,884	603,982
American Home Mortgage Assets LLC
1.07%, 11/25/46†	1,050,002	537,953
Arkle Master Issuer PLC
1.58%, 05/17/60 144A†	1,100,000	1,104,451
1.68%, 05/17/60 144A†	1,240,000	1,250,001
1.68%, 05/17/60†	250,000	252,320
Arran Residential Mortgages Funding PLC
1.64%, 05/16/47 144A†	227,530	227,799
1.63%, 11/19/47 144A†	182,072	182,641
1.88%, 11/19/47 144A†	1,800,000	1,811,654
Banc of America Funding Corporation
5.63%, 01/20/47†	715,477	508,416
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.76%, 11/10/39	615,000	640,970
5.45%, 01/15/49	1,803,022	1,902,107
5.81%, 06/10/49†	240,114	240,206
Banc of America Mortgage Securities, Inc.
6.50%, 10/25/31	108,260	114,140
Bear Stearns Adjustable Rate Mortgage Trust
2.99%, 01/25/34†	357,886	358,066
3.35%, 07/25/34†	560,877	556,866
3.08%, 10/25/34†	263,253	251,965
2.57%, 03/25/35†	996,846	1,004,625
Bear Stearns Alt-A Trust
0.96%, 11/25/34†	311,963	304,518
3.01%, 09/25/35†	559,331	451,696
Bear Stearns Commercial Mortgage Securities
5.74%, 06/11/50	836,769	874,390
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	13,681	13,686
2.14%, 08/15/45†	2,097,745	267,030
3.16%, 07/10/46 144A	1,325,338	1,405,353
Countrywide Alternative Loan Trust
6.00%, 10/25/32	34,479	36,215
Countrywide Home Loan Mortgage Pass-Through Trust
0.76%, 02/25/35†	201,169	181,461
Credit Suisse Mortgage Capital Certificates
5.96%, 09/15/39†	1,155,000	1,206,723

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.62%, 09/15/40†	$847,156	$908,235
6.41%, 02/15/41†	675,199	714,082
1.23%, 02/27/47 144A†	1,910,800	1,882,737
DBRR Trust
0.95%, 09/24/45 144A	1,235,000	1,234,647
5.94%, 06/17/49 144A†	1,805,000	2,092,230
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	592,859	396,359
5.89%, 10/25/36 STEP	592,859	396,785
Extended Stay America Trust
2.95%, 11/05/27 144A	3,462,174	3,473,637
Fannie Mae Grantor Trust
3.31%, 02/25/32	147,433	152,811
FDIC Structured Sale Guaranteed Notes
0.30%, 10/25/13 144AΩ†	2,300,000	2,291,775
3.00%, 09/30/19 144A	765,857	785,003
0.95%, 12/04/20 144A†	1,972,368	1,986,544
3.25%, 04/25/38 144A	649,494	676,286
0.78%, 02/25/48 144A†	448,044	448,932
FDIC Trust
2.18%, 05/25/50 144A	1,186,566	1,212,730
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	310,716	333,638
5.00%, 02/01/19	334,722	359,366
5.00%, 12/01/19	660,000	714,170
5.50%, 05/01/22	2,150,870	2,334,856
2.48%, 07/01/27†	14,335	15,399
2.38%, 11/01/31†	75,165	78,906
2.38%, 04/01/32†	11,703	12,485
2.16%, 06/01/33†	1,209,753	1,282,286
2.38%, 10/01/34†	298,464	311,746
2.76%, 08/01/35†	1,036,803	1,111,638
2.42%, 09/01/35†	519,279	551,869
2.47%, 10/01/35†	843,688	904,214
2.55%, 04/01/36†	776,827	834,603
5.50%, 05/01/38	1,735,422	1,891,223
5.50%, 02/01/40	529,288	576,805
Federal Home Loan Mortgage Corporation REMIC
2.00%, 08/15/25 STEP	602,316	639,801
0.57%, 12/15/30†	51,141	51,155
4.50%, 09/15/41	1,264,163	1,363,765
4.50%, 11/15/41	1,385,455	1,527,605
Federal Housing Authority
7.43%, 09/01/22+	1,219	1,194
Federal National Mortgage Association
0.60%, 07/01/16†	1,900,000	1,903,931
5.00%, 01/01/18	693,575	756,276
5.00%, 07/01/19	147,506	160,841
5.00%, 05/01/21	1,348,528	1,470,437
5.00%, 11/01/21	560,236	610,882
2.26%, 12/01/24†	47,522	47,895
9.00%, 05/01/25	12,219	12,266
9.00%, 07/01/25	32,406	32,755
2.50%, 10/16/27 TBA	5,140,000	5,401,819
2.50%, 11/01/27 TBA	11,705,000	12,275,619
2.34%, 09/01/31†	131,129	140,313
1.58%, 08/01/32†	996,186	1,041,222
5.50%, 10/01/32	709,912	799,800
2.24%, 12/01/32†	721,661	759,694
2.00%, 04/01/33†	200,742	212,099
2.41%, 06/01/33†	192,733	203,742
2.54%, 06/01/33†	67,046	71,767
2.67%, 10/01/33†	429,005	454,959
2.56%, 12/01/33†	148,434	158,738
3.20%, 03/01/34†	104,900	106,641
2.54%, 09/01/34†	260,407	275,815
2.56%, 09/01/34†	323,084	341,818
2.06%, 10/01/34†	336,150	353,537
2.57%, 10/01/34†	435,199	460,454
2.61%, 02/01/35†	418,180	447,996
2.61%, 09/01/35†	895,977	959,774
2.61%, 12/01/35†	30,116	32,281
6.00%, 11/01/37 TBA	4,600,000	5,078,688
3.50%, 11/01/41 TBA	14,000,000	14,977,813
1.35%, 08/01/42†	639,604	649,586
1.35%, 07/01/44†	496,587	504,645
1.35%, 10/01/44†	354,114	359,361
Federal National Mortgage Association REMIC
4.00%, 11/25/19	235,078	245,929
2.00%, 06/25/26 STEP	1,214,965	1,284,852
0.82%, 05/25/30†	575,709	576,730
0.87%, 05/25/30†	455,212	455,787
(9.09)%, 10/25/40 IOΩ†	4,603,620	610,861
0.77%, 09/25/41†	5,547,873	5,573,549
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	357,442	359,522
3.61%, 06/25/14	1,095,000	1,128,776
4.35%, 05/25/19 IOΩ†	5,341,966	523,521
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,000,000	3,428,942
FHLMC Structured Pass-Through Securities
1.22%, 05/25/43†	993,603	1,019,217
1.51%, 07/25/44†	1,545,031	1,573,268
First Horizon Alternative Mortgage Securities
2.58%, 06/25/34†	578,121	571,608
GMAC Commercial Mortgage Securities, Inc.
5.30%, 08/10/38†	1,520,000	1,634,223
Government National Mortgage Association
1.75%, 06/20/17†	7,202	7,498
2.00%, 06/20/21†	4,650	4,855
1.63%, 03/20/22†	267,937	278,988
1.63%, 01/20/23†	36,613	38,123
1.75%, 05/20/24†	76,083	79,202
1.63%, 07/20/25†	89,749	92,860
1.63%, 08/20/25†	24,884	25,747
1.63%, 11/20/25†	74,323	77,326
1.63%, 12/20/26†	100,677	104,746
1.63%, 07/20/27†	2,383	2,465
1.63%, 10/20/27†	39,420	41,013
8.50%, 10/15/29	26,017	27,090
0.82%, 02/16/30†	140,269	142,327
8.50%, 03/15/30	999	1,003
8.50%, 04/15/30	5,483	5,686
8.50%, 05/15/30	128,927	141,016
1.75%, 05/20/30†	69,199	72,036
8.50%, 06/15/30	6,616	6,808
8.50%, 07/15/30	58,118	64,441

28	See Notes to Schedules of Investments.

	Par	Value
8.50%, 08/15/30	$16,789	$19,285
8.50%, 09/15/30	1,967	1,998
8.50%, 11/15/30	14,172	16,863
8.50%, 12/15/30	31,123	38,326
8.50%, 02/15/31	18,167	19,484
5.16%, 06/16/31†	764,083	775,584
0.54%, 03/20/37†	1,561,824	1,564,429
0.54%, 05/20/37†	669,890	670,984
3.00%, 10/18/42 TBA	2,000,000	2,141,562
Granite Mortgages PLC
0.84%, 01/20/44(E)†	253,130	321,317
Greenpoint Mortgage Funding Trust
0.40%, 01/25/37†	844,702	490,581
0.49%, 11/25/45†	229,713	162,235
GSR Mortgage Loan Trust
3.02%, 09/25/34†	568,215	557,928
2.65%, 09/25/35†	1,995,876	2,002,811
HarborView Mortgage Loan Trust
2.90%, 12/19/35†	1,486,224	1,204,005
Holmes Master Issuer PLC
2.01%, 10/21/54 144A†	608,000	621,173
2.01%, 01/15/15†	850,000	854,747
1.81%, 10/15/54 144A†	380,000	384,187
1.86%, 10/15/54 144A†	1,740,000	1,756,239
1.90%, 10/15/54(E)†	450,000	584,737
2.58%, 10/15/54(U)†	1,165,000	1,933,511
Holmes Master Issuer PLC
1.86%, 10/15/54†	1,060,000	1,071,470
Indymac Index Mortgage Loan Trust
0.49%, 06/25/37†	640,704	184,904
0.41%, 09/25/46†	961,674	645,016
JP Morgan Chase Commercial Mortgage Securities Corporation
2.12%, 11/15/28 144A†	4,485,020	4,529,870
5.12%, 07/15/41	2,185,000	2,323,682
JP Morgan Mortgage Trust
5.00%, 02/25/35†	223,138	227,407
Lanark Master Issuer PLC
1.83%, 12/22/54 144A†	880,000	898,747
LCP Proudreed PLC
0.95%, 08/25/16(U)†	392,583	573,721
Luminent Mortgage Trust
0.39%, 12/25/36†	1,002,263	687,803
MASTR Adjustable Rate Mortgages Trust
2.76%, 12/25/33†	440,358	436,302
Merrill Lynch Floating Trust
0.77%, 07/09/21 144A†	163,350	160,960
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	1,260,000	1,311,017
MLCC Mortgage Investors, Inc.
2.52%, 12/25/34†	761,325	783,244
2.50%, 02/25/36†	841,090	802,436
Morgan Stanley Bank of America Merrill Lynch Trust
2.10%, 08/15/45 144A†	9,836,816	1,123,861
Morgan Stanley Reremic Trust
5.98%, 08/12/45 144A†	880,000	1,033,705
5.98%, 08/15/45 144A†	880,000	1,033,705
2.50%, 03/23/51 144A	734,520	740,488
NCUA Guaranteed Notes
1.84%, 10/07/20	219,718	223,563
2.90%, 10/29/20	730,000	786,803
0.79%, 12/08/20†	3,727,909	3,750,276
0.76%, 03/09/21†	2,895,451	2,911,115
Opteum Mortgage Acceptance Corporation
0.50%, 11/25/35†	329,326	326,232
Permanent Master Issuer PLC
0.95%, 04/15/20(U)†	2,060,000	3,327,576
Provident Funding Mortgage Loan Trust
2.62%, 04/25/34†	859,237	863,298
Residential Accredit Loans, Inc.
0.62%, 01/25/33†	186,820	177,929
Residential Asset Securitization Trust
0.52%, 05/25/35†	361,730	332,774
Residential Funding Mortgage Securities I
6.50%, 03/25/32	26,192	27,510
Sequoia Mortgage Trust
2.87%, 01/25/42†	1,734,568	1,768,864
3.50%, 04/25/42†	1,807,779	1,910,542
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	597,555	600,169
Structured Adjustable Rate Mortgage Loan Trust
2.82%, 08/25/34†	902,846	868,660
0.52%, 09/25/34†	170,127	136,165
Structured Asset Mortgage Investments, Inc.
2.14%, 10/19/34†	395,775	289,049
0.47%, 07/19/35†	149,445	129,394
0.50%, 02/25/36†	765,760	501,332
Superannuation Members Home Loans Global Fund
0.34%, 06/12/40(E)†	643,266	819,446
TBW Mortgage Backed Pass-Through Certificates
6.01%, 07/25/37 STEP	507,623	340,615
UBS Commercial Mortgage Trust
1.14%, 07/15/24 144A†	199,727	192,402
UBS-Barclays Commercial Mortgage Trust
4.48%, 05/10/63 144AΩ†	6,642,898	714,125
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	1,415,000	1,585,063
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.99%, 05/25/47†	846,311	152,411
Washington Mutual Mortgage Pass-Through Certificates
2.53%, 02/25/37†	745,627	543,965
4.76%, 05/25/37†	917,394	694,129
2.61%, 07/25/37†	2,095,478	1,530,696
1.55%, 06/25/42†	26,478	24,690
0.53%, 01/25/45†	905,145	865,770
0.54%, 08/25/45†	373,327	339,123
0.51%, 10/25/45†	391,708	354,370
1.13%, 06/25/46†	1,464,119	1,264,390
0.89%, 01/25/47†	831,192	585,033

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wells Fargo Mortgage-Backed Securities Trust
2.61%, 12/25/34†	$823,012	$846,667
WF-RBS Commercial Mortgage Trust
3.79%, 02/15/44 144A	2,310,000	2,517,738
4.92%, 08/15/45 144AΩ†	3,730,000	506,103

Total Mortgage-Backed Securities (Cost $191,860,038)		190,230,969

MUNICIPAL BONDS — 1.7%
California State Public Works Board, California State University Projects, Revenue Bond, Series B-2
7.80%, 03/01/35	800,000	935,888
Chicago Transit Authority, Revenue Bond Series B
6.90%, 12/01/40	1,300,000	1,579,045
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,890,832
New York State Thruway Authority, Revenue Bond, Series A
5.00%, 03/15/26	400,000	489,080
5.00%, 03/15/27	400,000	484,744
North Texas Higher Education Authority, Taxable Student Loan Revenue Bond, Series 1
1.56%, 04/01/40†	421,706	428,698
State of California, General Obligation
5.10%, 08/01/14	105,000	109,711
5.65%, 04/01/39†	1,340,000	1,373,969
State of Illinois, General Obligation
3.32%, 01/01/13	5,500,000	5,537,290

Total Municipal Bonds (Cost $13,230,566)		13,829,257

	Notional
	Amount
PURCHASED OPTION — 0.0%
Put Swaption — 0.0%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (RBS) (Cost $151,446)	$1,900,000	139,860

	Par
U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bills
0.05%, 10/11/12	$2,395,000	2,394,960
0.13%, 03/07/13	7,900,000	7,895,608
0.13%, 03/14/13‡‡	1,400,000	1,399,171
0.14%, 03/14/13	13,200,000	13,192,186
0.14%, 03/14/13	7,900,000	7,895,323
0.17%, 05/30/13	3,312,000	3,308,734

		36,085,982

U.S. Treasury Bonds
8.13%, 05/15/21	41,000	63,803
7.25%, 08/15/22	51,000	77,815
7.63%, 11/15/22	117,000	183,525

		325,143

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21‡‡	1,700,000	2,110,308
0.13%, 01/15/22	10,300,000	11,392,284
0.13%, 07/15/22	2,300,000	2,507,898
2.38%, 01/15/25	1,300,000	2,148,987

		18,159,477

U.S. Treasury Notes
0.75%, 09/15/13	180,000	180,991
0.25%, 01/31/14	7,735,000	7,739,834
1.25%, 02/15/14	22,200,000	22,515,662
0.25%, 02/28/14	9,003,000	9,008,627
0.25%, 06/30/14	7,130,000	7,132,510
0.25%, 01/15/15	4,200,000	4,199,345
0.25%, 02/15/15	22,621,000	22,610,391
0.25%, 05/15/15	6,250,000	6,244,631
2.13%, 02/29/16	772,000	818,139
1.38%, 12/31/18	4,300,000	4,429,335
1.25%, 01/31/19	600,000	612,891
0.88%, 07/31/19	1,000,000	990,625
3.38%, 11/15/19	67,000	77,689
3.13%, 05/15/21	2,200,000	2,514,909
2.13%, 08/15/21‡‡	7,300,000	7,723,174
2.00%, 02/15/22	900,000	936,212
1.75%, 05/15/22	6,200,000	6,288,158
1.63%, 08/15/22	1,000,000	999,063

		105,022,186

Total U.S. Treasury Obligations (Cost $158,238,259)		159,592,788

	Shares
MONEY MARKET FUNDS — 9.3%
GuideStone Money Market Fund (GS4 Class)¥	31,997,863	31,997,863
Northern Institutional Liquid Assets Portfolio§	41,704,348	41,704,348

Total Money Market Funds (Cost $73,702,211)		73,702,211

	Par
REPURCHASE AGREEMENTS — 10.0%
Merrill Lynch & Co., Inc.
0.19% (dated 09/25/12, due 10/02/12, repurchase price $8,800,325, collateralized by U.S. Treasury Note, 0.250%, due 07/15/15, total market value $8,998,000)	$8,800,000	8,800,000

30	See Notes to Schedules of Investments.

	Par	Value
Morgan Stanley & Co., Inc.
0.26% (dated 09/28/12, due 10/01/12, repurchase price $22,400,485, collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41, total market value $22,767,670)	$22,400,000	$22,400,000
0.27% (dated 09/28/12, due 10/01/12, repurchase price $11,400,257, collateralized by Federal Farm Credit Bank Bond, 0.280%, due 07/09/14, total market value $11,633,000)	11,400,000	11,400,000
0.25% (dated 10/01/12, due 10/02/12, repurchase price $36,500,253, collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41, total market value $37,022,336)	36,500,000	36,500,000

Total Repurchase Agreements (Cost $79,100,000)		79,100,000

TOTAL INVESTMENTS — 114.6% (Cost $902,593,492)		909,085,046

	Notional
	Amount
WRITTEN OPTIONS — (0.1)%
Call Swaption — (0.1)%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(14,000,000)	(348,595)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	(14,000,000)	(18,894)
3-Month LIBOR, Strike Price $2.50, Expires 09/21/15 (RBS)	(8,000,000)	(136,373)

		(155,267)

Total Written Options (Premiums received $(586,250))		(503,862)

	Par
TBA SALE COMMITMENTS — (1.9)%
Federal Home Loan Mortgage Corporation
5.50%, 10/01/38 TBA	$(3,000,000)	(3,268,594)
Federal National Mortgage Association
4.00%, 10/01/40 TBA	(4,000,000)	(4,309,375)
5.50%, 10/01/37 TBA	(7,000,000)	(7,673,750)

Total TBA Sale Commitments (Cost $(15,230,508))		(15,251,719)

Liabilities in Excess of Other Assets — (12.6)%		(99,968,462)

NET ASSETS — 100.0%		$793,361,003

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	24.0
Corporate Bonds	20.9
U.S. Treasury Obligations	20.1
Foreign Bonds	17.5
Repurchase Agreements	10.0
Money Market Funds	9.3
Asset-Backed Securities	7.8
Agency Obligations	2.9
Municipal Bonds	1.7
Future Contracts	0.9
Loan Agreements	0.4
Swap Agreements	0.3
Purchased Option	— **
Written Options	(0.1)
TBA Sale Commitments	(1.9)
Forward Foreign Currency Contracts	(5.1)

108.7

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2012:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	$1,525,000	$86,129	$—	$86,129
Nabors Industries, 5.375% due 08/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	136,439	8,660	127,779
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	331,484	122,924	—	122,924
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/34	BAR	USD	357,361	149,055	—	149,055
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	353,593	296,488	—	296,488

					$5,267,438	$791,035	$8,660	$782,375

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625%, due 09/15/17	0.30%	1.00%	09/20/13	UBS	USD	$700,000	$4,444	$(9,882)	$14,326

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX IG12 Index	(1.00)%	06/20/15	UBS	USD	$7,900,000	$(105,974)	$7,235	$(113,209)
Dow Jones CDX IG16 Index	(1.00)%	12/20/15	CS	USD	1,800,000	(23,136)	12,493	(35,629)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CS	USD	400,000	(4,192)	6,567	(10,759)
Dow Jones iTraxx	(1.00)%	12/20/16	CITI	USD	1,400,000	20,911	27,116	(6,205)
Dow Jones CDX IG9 Index	(0.80)%	12/20/17	BAR	USD	16,552,800	350,348	737,323	(386,975)
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,700,000	356,939	807,930	(450,991)

					$33,752,800	$594,896	$1,598,664	$(1,003,768)

32	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	$6,600,000	$221,315	$7,237	$214,078
Brazil CETIP Interbank Deposit	11.96%	01/02/14	GSC	BRL	3,900,000	145,583	(18,983)	164,566
Brazil CETIP Interbank Deposit	12.51%	01/02/14	BAR	BRL	1,000,000	36,090	590	35,500
Brazil CETIP Interbank Deposit	8.03%	01/02/14	GSC	BRL	1,000,000	2,109	—	2,109
Brazil CETIP Interbank Deposit	12.56%	01/02/14	HSBC	BRL	800,000	29,224	740	28,484
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	3,800,000	74,420	8,173	66,247
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	6,979	310	6,669
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	200,000	1,277	380	897
6-Month EURIBOR	2.00%	03/21/17	BAR	EUR	3,600,000	260,107	106,493	153,614
3-Month LIBOR	1.50%	06/20/17	CS	USD	3,400,000	(134,693)	(39,151)	(95,542)
6-Month BBR BBSW Index	(5.50)%	12/15/17	BAR	AUD	1,500,000	162,350	(5,307)	167,657
6-Month BBR BBSW Index	(5.50)%	12/15/17	DEUT	AUD	1,000,000	108,352	(3,162)	111,514
6-Month BBR BBSW Index	3.75%	03/15/18	CITI	AUD	5,400,000	102,074	5,510	96,564
MXN-TIIE-Banxico	7.50%	06/02/21	UBS	MXN	300,000	2,963	869	2,094
6-Month BBR BBSW Index	4.00%	03/15/23	DEUT	AUD	1,400,000	29,641	4,422	25,219
6-Month BBR BBSW Index	4.25%	03/15/23	CITI	AUD	200,000	8,515	1,093	7,422
6-Month EURIBOR	1.75%	03/20/23	DEUT	EUR	800,000	11,653	15,456	(3,803)

					$35,300,000	$1,067,959	$84,670	$983,289

Total Swap agreements outstanding at September 30, 2012					$75,020,238	$2,458,334	$1,682,112	$776,222

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$22,771,721	$—	$22,771,721	$—
Asset-Backed Securities	62,310,822	—	59,662,158	2,648,664
Corporate Bonds	165,912,154	—	161,667,674	4,244,480
Foreign Bonds	138,488,694	—	137,359,244	1,129,450
Loan Agreements	3,006,570	—	3,006,570	—
Money Market Funds	73,702,211	73,702,211	—	—
Mortgage-Backed Securities	190,230,969	—	173,037,992	17,192,977
Municipal Bonds	13,829,257	—	13,829,257	—
Purchased Option	139,860	—	139,860	—
Repurchase Agreements	79,100,000	—	79,100,000	—
U.S. Treasury Obligations	159,592,788	—	159,592,788	—

Total Assets — Investments in Securities	$909,085,046	$73,702,211	$810,167,264	$25,215,571

Other Financial Instruments***
Swap Agreements	$2,458,334	$—	$2,458,334	$—

Total Assets — Other Financial Instruments	$2,458,334	$—	$2,458,334	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(15,251,719)	$—	$(15,251,719)	$—
Written Options	(503,862)	—	(503,862)	—

Total Liabilities — Investments in Securities	$(15,755,581)	$—	$(15,755,581)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,833,855)	$—	$(1,833,855)	$—
Futures Contracts	(99,745)	(99,745)	—	—

Total Liabilities — Other Financial Instruments	$(1,933,600)	$(99,745)	$(1,833,855)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending September 30, 2012.

34	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.4%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$484,697
Federal Home Loan Bank
0.12%, 10/10/12	5,000,000	4,999,817
0.21%, 01/04/13	1,600,000	1,600,227
5.63%, 06/11/21	700,000	916,614
Federal Home Loan Mortgage Corporation
0.11%, 12/21/12	6,500,000	6,499,558
4.38%, 01/15/14(E)	400,000	536,160
1.00%, 03/08/17	1,500,000	1,520,808
1.00%, 06/29/17Δ	1,400,000	1,417,590
1.00%, 07/28/17	700,000	710,027
1.25%, 08/01/19	900,000	903,627
1.25%, 10/02/19	1,700,000	1,696,481
2.38%, 01/13/22	1,200,000	1,261,475
Federal National Mortgage Association
0.11%, 11/15/12	8,800,000	8,799,112
0.70%, 06/26/15	1,640,000	1,641,814
0.88%, 08/28/17	500,000	503,121
0.88%, 10/01/17	3,300,000	3,320,701
1.83%, 10/01/19Ω†	150,000	132,181
6.63%, 11/15/30	1,170,000	1,800,829
Tennessee Valley Authority
5.25%, 09/15/39	350,000	465,838
4.63%, 09/15/60	200,000	246,061

Total Agency Obligations (Cost $38,657,817)		39,456,738

ASSET-BACKED SECURITIES — 2.9%
Access Group, Inc.
1.75%, 10/27/25†	1,245,083	1,254,600
Amortizing Residential Collateral Trust
0.50%, 01/01/32†	32,982	24,106
Asset-Backed Securities Corporation Home Equity
0.49%, 09/25/34†	168,113	161,475
Avis Budget Rental Car Funding AESOP LLC
3.15%, 03/20/17 144A	160,000	170,027
2.80%, 05/20/18 144A	200,000	210,230
Bayview Financial Acquisition Trust
0.89%, 02/28/44†	331,999	323,952
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	2,289,551	1,708,765
6.50%, 10/25/36	2,878,786	2,248,067
Brazos Higher Education Authority
0.48%, 09/25/23†	385,337	384,033
CIT Mortgage Loan Trust
1.22%, 10/25/37 144A†	13,499	13,493
1.47%, 10/25/37 144A†	430,000	420,328
College Loan Corporation Trust
0.64%, 04/25/24†	500,000	468,473
0.54%, 10/25/25†	1,000,000	983,803
Countrywide Home Equity Loan Trust
0.51%, 02/15/34†	291,959	199,485
0.46%, 12/15/35†	797,409	454,719
0.36%, 07/15/36†	746,040	475,179
Education Funding Capital Trust I
1.97%, 06/15/43+†	700,000	609,231
EMC Mortgage Loan Trust
0.77%, 11/25/41 144A†	82,969	77,514
Financial Asset Securities Corporation AAA Trust
0.63%, 02/27/35 144A†	956,770	560,769
GCO Education Loan Funding Trust
0.66%, 05/25/36†	150,000	128,839
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	316,371	277,149
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	400,000	438,856
Keycorp Student Loan Trust
0.62%, 08/27/31†	632,355	577,712
Lehman XS Trust
0.52%, 11/25/35†	688,051	533,790
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	790,400	1,019,216
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	704,132
Panhandle-Plains Higher Education Authority, Inc.
1.49%, 10/01/35†	758,679	771,099
Provident Bank Home Equity Loan Trust
0.76%, 08/25/31†	100,788	50,132
Residential Asset Mortgage Products, Inc.
0.70%, 03/25/34†	339,945	272,580
Residential Funding Securities LLC
0.67%, 06/25/33 144A†	161,770	159,648
Salomon Brothers Mortgage Securities VII, Inc.
0.70%, 03/25/28†	32,373	31,010
SLM Student Loan Trust
1.95%, 04/25/23†	5,103,341	5,312,113
2.15%, 07/25/23†	1,100,000	1,159,594
0.68%, 12/15/25 144A†	400,000	390,555
0.57%, 01/25/27†	900,000	852,033
3.50%, 08/17/43 144A†	1,115,565	1,083,204
3.47%, 05/16/44 144A†	1,264,699	1,333,918
Structured Asset Investment Loan Trust
1.06%, 08/25/34†	434,744	406,862

Total Asset-Backed Securities (Cost $28,327,029)		26,250,691

CORPORATE BONDS — 20.4%
Access Midstream Partners LP
5.88%, 04/15/21	330,000	347,325
AES Corporation
7.38%, 07/01/21	350,000	400,750
Ally Financial, Inc.
6.25%, 12/01/17	606,000	657,713
American Express Co.
6.80%, 09/01/66†	1,400,000	1,503,250
American Express Credit Corporation
5.13%, 08/25/14Δ	160,000	173,157

See Notes to Schedules of Investments.	35

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Honda Finance Corporation
1.00%, 08/11/15 144AΔ	$480,000	$481,310
American International Group, Inc.
3.75%, 11/30/13 144A	200,000	205,367
2.38%, 08/24/15	175,000	176,990
5.60%, 10/18/16	600,000	684,163
5.45%, 05/18/17	125,000	142,816
5.85%, 01/16/18	180,000	209,271
8.25%, 08/15/18 144A	3,200,000	4,124,902
6.40%, 12/15/20Δ	150,000	183,015
4.88%, 06/01/22Δ	350,000	395,207
6.25%, 03/15/37	380,000	385,700
Anadarko Petroleum Corporation
6.38%, 09/15/17	40,000	48,277
8.70%, 03/15/19	225,000	302,173
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	822,000
Apache Corporation
6.00%, 09/15/13	680,000	715,969
Arch Coal, Inc.
7.25%, 06/15/21Δ	500,000	420,000
Arizona Public Service Co.
8.75%, 03/01/19Δ	525,000	694,016
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	100,522
AT&T, Inc.
5.10%, 09/15/14Δ	530,000	576,545
2.95%, 05/15/16	825,000	887,276
5.50%, 02/01/18	590,000	716,567
5.60%, 05/15/18Δ	30,000	36,806
3.88%, 08/15/21Δ	200,000	226,814
6.55%, 02/15/39	130,000	176,851
5.55%, 08/15/41Δ	30,000	37,492
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	957,723
Bank of America Corporation
1.87%, 01/30/14†Δ	900,000	906,749
0.72%, 10/14/16†Δ	1,700,000	1,620,039
3.88%, 03/22/17	130,000	140,042
6.00%, 09/01/17Δ	325,000	376,327
5.75%, 12/01/17Δ	2,340,000	2,695,352
5.65%, 05/01/18	950,000	1,084,481
5.88%, 01/05/21	150,000	173,341
5.00%, 05/13/21	360,000	396,404
5.70%, 01/24/22	575,000	676,623
Barrick North America Finance LLC
4.40%, 05/30/21	610,000	664,857
BB&T Corporation
3.20%, 03/15/16Δ	475,000	510,572
Bear Stearns Cos. LLC
5.70%, 11/15/14	1,000,000	1,095,635
6.40%, 10/02/17	1,200,000	1,444,398
7.25%, 02/01/18	675,000	843,262
BellSouth Capital Funding Corporation
7.88%, 02/15/30	210,000	282,745
BellSouth Corporation
6.88%, 10/15/31	10,000	12,511
Berkshire Hathaway, Inc.
3.20%, 02/11/15	280,000	297,184
Blackstone Holdings Finance Co. LLC
4.75%, 02/15/23 144A	150,000	156,716
6.25%, 08/15/42 144A	150,000	159,716
BMW US Capital LLC
0.83%, 12/21/12†	3,400,000	3,403,550
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	273,366
Boeing Co.
4.88%, 02/15/20Δ	300,000	364,249
6.63%, 02/15/38Δ	210,000	312,726
Calpine Corporation
7.88%, 01/15/23 144AΔ	700,000	777,000
Capital One Capital III
7.69%, 08/01/66Δ	325,000	331,094
Casella Waste Systems, Inc.
11.00%, 07/15/14	375,000	397,969
Caterpillar Financial Services Corporation
6.20%, 09/30/13	450,000	476,247
CCO Holdings LLC
5.25%, 09/30/22Δ	600,000	606,000
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	370,000	519,054
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	558,290
CF Industries, Inc.
7.13%, 05/01/20	175,000	220,062
Chesapeake Energy Corporation
7.84%, 12/02/17Ω†	490,000	492,117
Chubb Corporation
6.38%, 03/29/67†Δ	375,000	401,250
Cigna Corporation
2.75%, 11/15/16Δ	225,000	237,506
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	323,344
Citigroup, Inc.
6.00%, 12/13/13	980,000	1,039,656
5.13%, 05/05/14Δ	69,000	72,940
5.00%, 09/15/14Δ	1,720,000	1,814,963
6.01%, 01/15/15	150,000	164,477
4.45%, 01/10/17	200,000	219,891
5.50%, 02/15/17Δ	1,160,000	1,285,988
6.13%, 11/21/17Δ	1,205,000	1,419,448
6.13%, 05/15/18	2,400,000	2,844,610
4.50%, 01/14/22Δ	250,000	275,021
6.88%, 03/05/38	330,000	435,164
Cliffs Natural Resources, Inc.
4.88%, 04/01/21Δ	60,000	58,828
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	85,959
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,522,200
6.95%, 08/15/37	40,000	54,640
Concho Resources, Inc.
5.50%, 10/01/22	260,000	271,375
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	420,000	596,050
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	239,983	259,181

36	See Notes to Schedules of Investments.

	Par	Value
COX Communications, Inc.
5.45%, 12/15/14Δ	$210,000	$231,080
CVS Caremark Corporation
5.75%, 06/01/17Δ	200,000	241,461
6.60%, 03/15/19Δ	590,000	755,021
5.75%, 05/15/41	225,000	284,470
CVS Pass-Through Trust
6.94%, 01/10/30	795,585	971,766
D.R. Horton, Inc.
4.38%, 09/15/22Δ	550,000	547,937
Daimler Finance NA LLC
6.50%, 11/15/13	100,000	106,480
0.97%, 03/28/14 144A†	3,400,000	3,407,677
1.30%, 07/31/15 144A	640,000	642,963
DDR Corporation REIT
4.63%, 07/15/22Δ	400,000	435,787
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	354,847	392,106
Devon Energy Corporation
3.25%, 05/15/22Δ	90,000	93,830
5.60%, 07/15/41	340,000	404,942
DIRECTV Holdings LLC
3.50%, 03/01/16	525,000	559,116
Discover Bank
8.70%, 11/18/19	425,000	549,519
DISH DBS Corporation
6.63%, 10/01/14Δ	30,000	32,625
7.75%, 05/31/15	200,000	226,000
5.88%, 07/15/22 144A	360,000	370,800
Dow Chemical Co.
7.60%, 05/15/14	500,000	552,653
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	584,805
Duke Realty LP REIT
4.38%, 06/15/22	375,000	396,190
Eastman Chemical Co.
2.40%, 06/01/17	575,000	601,198
Ecolab, Inc.
3.00%, 12/08/16	275,000	295,973
4.35%, 12/08/21Δ	330,000	375,094
El Paso LLC
7.00%, 06/15/17Δ	710,000	818,279
7.80%, 08/01/31	750,000	875,216
El Paso Natural Gas Co.
7.50%, 11/15/26Δ	300,000	395,251
Energy Transfer Partners LP
6.70%, 07/01/18Δ	570,000	677,612
Enterprise Products Operating LLC
5.25%, 01/31/20	10,000	11,733
4.05%, 02/15/22Δ	480,000	525,722
6.13%, 10/15/39Δ	30,000	36,185
5.95%, 02/01/41	60,000	71,238
5.70%, 02/15/42	510,000	591,557
8.38%, 08/01/66†	325,000	366,741
7.03%, 01/15/68†	350,000	392,437
EOG Resources, Inc.
1.19%, 02/03/14†	3,500,000	3,531,003
Exelon Corporation
5.63%, 06/15/35	655,000	749,825
Express Scripts Holding Co.
3.50%, 11/15/16 144A	1,020,000	1,103,809
2.65%, 02/15/17 144AΔ	250,000	262,246
3.90%, 02/15/22 144A	375,000	409,351
Fifth Third Bancorp
3.63%, 01/25/16Δ	175,000	188,929
Fifth Third Bank Ohio
0.54%, 05/17/13†	400,000	399,542
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	288,184
FirstEnergy Corporation
7.38%, 11/15/31Δ	890,000	1,169,100
Ford Motor Credit Co., LLC
5.63%, 09/15/15Δ	3,100,000	3,396,261
8.00%, 12/15/16Δ	1,475,000	1,766,762
5.88%, 08/02/21Δ	300,000	340,003
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 03/01/22Δ	590,000	591,770
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	250,000	287,812
GE Capital Trust I
6.38%, 11/15/67†	321,000	339,859
General Electric Capital Corporation
1.63%, 07/02/15Δ	1,170,000	1,191,264
6.00%, 08/07/19Δ	1,850,000	2,253,385
4.38%, 09/16/20Δ	330,000	364,543
5.30%, 02/11/21	10,000	11,495
5.88%, 01/14/38	150,000	179,383
6.88%, 01/10/39	120,000	160,893
George Washington University
1.83%, 09/15/17	2,600,000	2,644,772
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	468,392
Goldman Sachs Capital II
4.00%, 06/01/43†Δ	60,000	45,265
Goldman Sachs Group, Inc.
5.45%, 11/01/12	90,000	90,355
4.75%, 07/15/13Δ	20,000	20,640
5.25%, 10/15/13Δ	160,000	167,032
6.00%, 05/01/14	90,000	96,650
5.75%, 10/01/16Δ	1,900,000	2,159,149
5.95%, 01/18/18Δ	1,000,000	1,162,587
5.38%, 03/15/20Δ	250,000	279,424
6.00%, 06/15/20	460,000	531,231
5.25%, 07/27/21	110,000	121,484
6.25%, 02/01/41	550,000	638,602
HCA, Inc.
6.50%, 02/15/16Δ	686,000	758,030
7.88%, 02/15/20	125,000	141,094
7.69%, 06/15/25	250,000	255,000
HCP, Inc. REIT
6.00%, 01/30/17	300,000	345,611
Hess Corporation
8.13%, 02/15/19Δ	330,000	437,197
7.88%, 10/01/29	260,000	360,748
Hewlett-Packard Co.
0.71%, 05/24/13†	3,000,000	3,000,543
3.00%, 09/15/16Δ	300,000	310,331
2.60%, 09/15/17Δ	300,000	301,289
4.30%, 06/01/21Δ	275,000	280,936
HSBC Finance Corporation
6.38%, 11/27/12	70,000	70,606

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
HSBC USA, Inc.
2.38%, 02/13/15Δ	$1,700,000	$1,751,054
Humana, Inc.
7.20%, 06/15/18	480,000	582,434
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	130,172
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	222,600
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	259,200
6.75%, 09/01/16 144A	840,000	948,150
8.63%, 01/15/22	250,000	303,125
John Deere Capital Corporation
2.25%, 04/17/19	240,000	250,362
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	324,190
5.15%, 10/01/15	1,890,000	2,092,258
6.30%, 04/23/19Δ	800,000	984,817
4.40%, 07/22/20	230,000	253,557
4.35%, 08/15/21Δ	70,000	77,296
Kerr-McGee Corporation
6.95%, 07/01/24	420,000	543,347
7.88%, 09/15/31	490,000	659,673
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	209,972
6.00%, 02/01/17	250,000	293,897
Kraft Foods Group, Inc.
6.13%, 08/23/18 144AΔ	350,000	429,231
5.38%, 02/10/20 144A	403,000	479,710
3.50%, 06/06/22 144A	380,000	402,331
Kraft Foods, Inc.
6.50%, 02/09/40	300,000	407,860
Kroger Co.
6.15%, 01/15/20Δ	360,000	441,284
L-3 Communications Corporation
6.38%, 10/15/15	125,000	126,750
Lehman Escrow Bonds
0.00%, 07/19/47+Ω†	150,000	—
0.00%, 12/28/47+Ω†	140,000	—
0.00%, 11/30/49+Ω†	2,330,000	—
0.00%, 12/31/99Ω†	5,700,000	655,750
Lender Processing Services, Inc.
0.06%, 04/15/23	250,000	250,000
Liberty Property LP
4.75%, 10/01/20Δ	575,000	624,955
MarkWest Energy Partners LP
6.25%, 06/15/22	290,000	313,200
Medtronic, Inc.
4.45%, 03/15/20Δ	300,000	349,237
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,300,000	2,335,342
6.05%, 05/16/16Δ	275,000	300,717
5.70%, 05/02/17Δ	1,100,000	1,204,636
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	355,500
MetLife Capital Trust X
9.25%, 04/08/68 144AΔ	300,000	397,500
MetLife, Inc.
4.75%, 02/08/21Δ	270,000	313,474
6.40%, 12/15/66Δ	150,000	158,112
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	70,000	94,066
Mondelez International, Inc.
5.38%, 02/10/20	642,000	775,693
Morgan Stanley
0.91%, 10/18/16†	340,000	316,298
4.75%, 03/22/17	60,000	64,395
6.25%, 08/28/17Δ	525,000	596,223
6.63%, 04/01/18Δ	1,400,000	1,610,396
5.50%, 07/28/21Δ	325,000	356,303
Nabors Industries, Inc.
9.25%, 01/15/19Δ	3,300,000	4,324,188
NBCUniversal Media LLC
2.88%, 01/15/23	750,000	748,628
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	331,722
Newfield Exploration Co.
7.13%, 05/15/18	100,000	106,000
5.75%, 01/30/22Δ	50,000	56,125
News America, Inc.
6.15%, 02/15/41Δ	450,000	562,285
Nielsen Finance LLC
4.50%, 10/01/20 144A	600,000	599,250
Noble Energy, Inc.
4.15%, 12/15/21	620,000	670,939
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	500,000	642,212
NVR, Inc.
3.95%, 09/15/22	90,000	92,471
Occidental Petroleum Corporation
3.13%, 02/15/22Δ	310,000	334,049
2.70%, 02/15/23	360,000	370,881
ONEOK Partners LP
3.38%, 10/01/22	450,000	453,146
Overseas Private Investment Corporation
0.00%, 11/18/13Ω†	3,500,000	3,543,337
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	178,746
6.05%, 03/01/34	110,000	145,052
5.80%, 03/01/37	250,000	320,580
Patrons’ Legacy
5.65%, 07/10/58+ 144A	1,226,582	1,176,967
Peabody Energy Corporation
7.88%, 11/01/26	1,100,000	1,177,000
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	159,000	200,340
PepsiCo, Inc.
0.70%, 08/13/15	520,000	522,166
7.90%, 11/01/18Δ	140,000	190,043
Pfizer, Inc.
7.20%, 03/15/39	600,000	943,844
Pricoa Global Funding I
0.56%, 09/27/13 144A†	1,700,000	1,695,141
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,953,738
Progress Energy, Inc.
7.75%, 03/01/31	350,000	494,600
ProLogis LP
1.88%, 11/15/37	350,000	350,875

38	See Notes to Schedules of Investments.

	Par	Value
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	$614,000	$638,748
QEP Resources, Inc.
5.25%, 05/01/23	180,000	184,500
Raytheon Co.
3.13%, 10/15/20	200,000	214,897
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	410,000	527,243
Regions Bank
7.50%, 05/15/18	575,000	679,938
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	789,727
Reynolds Group Issuer, Inc.
7.13%, 04/15/19	500,000	530,000
Roche Holdings, Inc.
6.00%, 03/01/19 144A	330,000	414,882
Rock-Tenn Co.
3.50%, 03/01/20 144AΔ	150,000	153,243
4.00%, 03/01/23 144A	70,000	71,306
Rowan Cos., Inc.
4.88%, 06/01/22Δ	475,000	510,716
Safeway, Inc.
3.95%, 08/15/20Δ	20,000	19,507
4.75%, 12/01/21Δ	260,000	265,566
SandRidge Energy, Inc.
7.50%, 02/15/23 144AΔ	120,000	123,900
Santander Holdings USA, Inc.
3.00%, 09/24/15Δ	300,000	303,731
Service Corporation International
7.63%, 10/01/18	90,000	107,100
7.50%, 04/01/27	200,000	213,000
SESI LLC
7.13%, 12/15/21Δ	80,000	88,800
Simon Property Group LP
10.35%, 04/01/19Δ	750,000	1,080,687
SLM Corporation
3.88%, 09/10/15	360,000	371,252
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	567,810
Southern Union Co.
3.46%, 11/01/66†	700,000	561,750
Sprint Capital Corporation
6.88%, 11/15/28	50,000	46,250
8.75%, 03/15/32	120,000	124,800
Sprint Nextel Corporation
9.00%, 11/15/18 144A	80,000	96,200
7.00%, 08/15/20	640,000	668,000
State Street Corporation
4.96%, 03/15/18	530,000	586,485
Steel Dynamics, Inc.
6.75%, 04/01/15	225,000	229,500
SunTrust Banks, Inc.
3.60%, 04/15/16Δ	300,000	320,776
SunTrust Preferred Capital I
4.00%, 06/29/49†	357,000	276,229
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	744,191
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,426,060
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	308,114
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	171,526
Time Warner Cable, Inc.
8.75%, 02/14/19Δ	560,000	763,449
4.13%, 02/15/21Δ	70,000	77,523
5.88%, 11/15/40	380,000	448,514
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	11,506
6.10%, 07/15/40	140,000	174,248
6.25%, 03/29/41Δ	40,000	50,865
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	568,641
Transatlantic Holdings, Inc.
8.00%, 11/30/39	275,000	344,258
UAL 1993 Pass Through Trust A
9.21%, 01/21/17+	81,116	—
UAL 1995 Pass Through Trust A
9.56%, 10/19/18@	131,800	40,858
UAL 2009-2A Pass Through Trust
9.75%, 07/15/18	135,547	155,201
Union Bank NA
1.36%, 06/06/14†	2,600,000	2,589,852
2.13%, 06/16/17	700,000	716,994
United Parcel Service, Inc.
4.50%, 01/15/13	770,000	779,449
United Technologies Corporation
3.10%, 06/01/22Δ	605,000	646,054
4.50%, 06/01/42	290,000	326,419
UnitedHealth Group, Inc.
4.88%, 02/15/13Δ	370,000	375,858
4.88%, 04/01/13	410,000	418,775
Univision Communications, Inc.
6.75%, 09/15/22 144A	370,000	371,850
Verizon Communications, Inc.
6.10%, 04/15/18	290,000	362,906
3.50%, 11/01/21Δ	525,000	580,331
Verizon Global Funding Corporation
4.38%, 06/01/13	140,000	143,712
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	160,000	171,361
Wachovia Bank NA
6.60%, 01/15/38	275,000	383,600
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	590,000	585,575
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,989,396
5.63%, 10/15/16Δ	250,000	289,926
Walgreen Co.
1.80%, 09/15/17	300,000	303,746
3.10%, 09/15/22	250,000	254,248
Waste Management, Inc.
7.38%, 05/15/29	140,000	186,328
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22	225,000	228,356
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	489,552
WellPoint, Inc.
1.25%, 09/10/15	110,000	110,848

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.88%, 06/15/17	$720,000	$857,475
Wells Fargo & Co.
4.38%, 01/31/13Δ	600,000	608,024
3.68%, 06/15/16 STEPΔ	290,000	315,946
2.10%, 05/08/17Δ	640,000	662,860
4.60%, 04/01/21Δ	70,000	81,002
7.98%, 03/29/49†Δ	2,600,000	2,996,500
Wells Fargo Capital X
5.95%, 12/01/86Δ	200,000	205,000
Western Gas Partners LP
5.38%, 06/01/21	205,000	233,413
4.00%, 07/01/22Δ	275,000	287,299
Williams Cos., Inc.
7.50%, 01/15/31	10,000	12,567
7.75%, 06/15/31	25,000	32,065
8.75%, 03/15/32	451,000	627,351
WPX Energy, Inc.
6.00%, 01/15/22Δ	130,000	140,400
Xylem, Inc.
3.55%, 09/20/16	350,000	373,621

Total Corporate Bonds (Cost $168,803,135)		185,154,535

FOREIGN BONDS — 14.1%
Argentina — 0.1%
Argentine Republic Government International Bond
4.00%, 12/15/35(E)Ω†	3,706,000	595,299
14.00%, 12/15/35Ω†Δ	250,000	33,250

		628,549

Australia — 0.9%
Australia Government Bond
5.50%, 12/15/13(A)	400,000	429,040
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21Δ	940,000	998,654
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	464,252
1.25%, 09/18/15	570,000	571,924
5.00%, 10/15/19 144AΔ	50,000	57,463
National Australia Bank, Ltd.
1.18%, 04/11/14 144A†	2,000,000	2,013,440
Newcrest Finance Proprietary, Ltd.
4.45%, 11/15/21 144AΔ	400,000	410,851
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	517,262
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16	30,000	31,353
3.50%, 11/02/20Δ	970,000	1,025,117
4.13%, 05/20/21	110,000	121,886
3.75%, 09/20/21Δ	90,000	96,058
Westpac Banking Corporation
1.90%, 12/14/12 144A	1,500,000	1,504,395

		8,241,695

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34Δ	175,000	226,123
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	166,858
Weatherford International, Ltd.
9.63%, 03/01/19@Δ	265,000	345,365

		738,346

Canada — 0.4%
Barrick Gold Corporation
3.85%, 04/01/22	130,000	136,741
Nexen, Inc.
6.40%, 05/15/37	200,000	254,754
7.50%, 07/30/39	250,000	357,510
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	127,650
Province of Ontario Canada
3.15%, 06/02/22(C)	1,500,000	1,590,638
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	370,003
Rogers Communications, Inc.
6.38%, 03/01/14	90,000	97,192
6.75%, 03/15/15	10,000	11,393
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†Δ	400,000	428,159

		3,374,040

Cayman Islands — 0.6%
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	265,702
6.13%, 10/06/16Δ	271,000	308,362
5.75%, 01/20/20	235,000	269,027
5.38%, 01/27/21	990,000	1,120,453
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	385,000	414,610
Transocean, Inc.
6.00%, 03/15/18	200,000	233,823
6.50%, 11/15/20	1,050,000	1,255,922
6.38%, 12/15/21Δ	225,000	269,768
Vale Overseas, Ltd.
4.38%, 01/11/22	932,000	984,342
8.25%, 01/17/34Δ	80,000	104,389
6.88%, 11/21/36Δ	511,000	594,231

		5,820,629

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	240,000	251,812
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144AΔ	210,000	224,841

		476,653

Colombia — 0.0%
Colombia Government International Bond
4.38%, 07/12/21Δ	341,000	394,367

Denmark — 0.2%
BRFkredit A/S
2.05%, 04/15/13 144A	1,200,000	1,211,176
FIH Erhvervsbank A/S
2.00%, 06/12/13 144AΔ	1,000,000	1,010,914

		2,222,090

40	See Notes to Schedules of Investments.

	Par	Value
France — 0.7%
Banque PSA Finance SA
2.36%, 04/04/14 144A†	$1,500,000	$1,471,046
BNP Paribas SA
2.38%, 09/14/17	420,000	422,305
Cie de Financement Foncier SA
2.13%, 04/22/13 144A	3,500,000	3,530,236
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16	250,000	271,250
7.75%, 05/15/17Δ	155,000	161,297
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	980,000	957,950

		6,814,084

Germany — 1.6%
Bundesschatzanweisungen
0.75%, 09/13/13(E)	9,000,000	11,646,383
State of North Rhine-Westphalia
1.63%, 09/17/14	2,500,000	2,545,202

		14,191,585

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	4
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	95,625

		95,640

India — 0.4%
ICICI Bank, Ltd.
2.18%, 02/24/14 144A†	3,400,000	3,332,789

Indonesia — 0.1%
Indonesia Government International Bond
8.50%, 10/12/35	330,000	525,525

Ireland — 0.1%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
8.38%, 04/30/13 144A	120,000	124,559
6.49%, 02/02/16 144A	230,000	242,650
7.75%, 02/02/21 144A	200,000	214,250

		581,459

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	300,000	396,550
5.50%, 12/04/23	100,000	132,379

		528,929

Italy — 0.4%
Intesa Sanpaolo SpA
2.83%, 02/24/14 144A†	3,400,000	3,350,445
3.63%, 08/12/15 144AΔ	290,000	284,391

		3,634,836

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144AΔ	330,000	349,466
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 03/15/72 144A†Δ	200,000	221,524
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@Δ	250,000	267,968
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	640,000	673,688

		1,512,646

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	800,000	796,403
QBE Capital Funding III, Ltd.
7.25%, 05/24/41 144A†	200,000	195,000
UBM PLC
5.75%, 11/03/20 144A	260,000	272,612

		1,264,015

Luxembourg — 0.5%
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	290,000	379,175
6.51%, 03/07/22 144AΔ	3,100,000	3,659,550
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	543,750
TNK-BP Finance SA
7.50%, 07/18/16	190,000	220,495

		4,802,970

Malaysia — 0.1%
Malaysia Government Bond
3.84%, 08/12/15(R)	2,280,000	758,943
4.26%, 09/15/16(R)	650,000	220,707

		979,650

Mexico — 0.9%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	326,586
5.00%, 03/30/20Δ	240,000	282,192
Mexican Bonos
8.00%, 06/11/20(M)	32,757,000	3,009,488
6.50%, 06/09/22(M)	23,490,700	1,993,816
7.75%, 11/13/42(M)	4,315,500	390,499
Mexico Cetes
4.43%, 03/21/13Ω†	69,800,000	531,319
Mexico Government International Bond
6.05%, 01/11/40	134,000	179,225
4.75%, 03/08/44Δ	758,000	845,170
Petroleos Mexicanos
5.50%, 01/21/21	370,000	435,675

		7,993,970

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Netherlands — 1.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	$1,216,000	$1,275,610
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	2,000,000	2,241,276
11.00%, 12/29/49 144A†	687,000	907,683
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	581,447
ING Bank NV
3.90%, 03/19/14 144A	500,000	523,932
2.00%, 09/25/15 144A	725,000	726,607
Shell International Finance BV
4.38%, 03/25/20	700,000	821,195
Volkswagen International Finance NV
0.91%, 10/01/12 144A†	1,900,000	1,900,000
1.13%, 03/21/14 144A†	100,000	100,571
0.97%, 04/01/14 144A†	1,500,000	1,506,351

		10,584,672

New Zealand — 0.0%
ANZ National (Int’l) Limited
1.85%, 10/15/15 144A	220,000	222,642

Norway — 0.9%
DNB Boligkreditt AS
2.10%, 10/14/15 144A	1,300,000	1,349,687
2.90%, 03/29/16 144A	3,000,000	3,199,647
Kommunalbanken AS
1.00%, 09/26/17 144A	500,000	498,311
Sparebank 1 Boligkreditt AS
2.63%, 05/26/17 144A	1,600,000	1,692,873
2.30%, 06/30/18 144A	1,000,000	1,045,106

		7,785,624

Portugal — 0.1%
Obrigacoes do Tesouro
2.17%, 05/16/47(E)	416,214	535,246

Russia — 0.0%
Russian Foreign Bond
4.50%, 04/04/22 144A	200,000	223,760

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144AΔ	330,000	331,285

South Africa — 0.1%
South Africa Government Bond
7.25%, 01/15/20(S)	338,570	42,606
6.75%, 03/31/21(S)Δ	2,384,629	290,113
10.50%, 12/21/26(S)	4,579,177	696,554

		1,029,273

South Korea — 0.4%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	248,186
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144AΔ	3,400,000	3,668,301

		3,916,487

Spain — 0.2%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	560,000	555,916
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	500,000	496,520
3.78%, 10/07/15 144AΔ	100,000	100,305
Telefonica Emisiones SAU
6.42%, 06/20/16	90,000	95,288
6.22%, 07/03/17Δ	20,000	20,950
5.88%, 07/15/19Δ	70,000	70,525
5.13%, 04/27/20	140,000	137,725
5.46%, 02/16/21Δ	100,000	98,250

		1,575,479

Sweden — 1.1%
Nordea Bank AB
1.36%, 01/14/14 144A†	3,400,000	3,418,496
3.70%, 11/13/14 144A	200,000	209,851
4.88%, 05/13/21 144AΔ	640,000	673,336
4.25%, 09/21/22 144A	450,000	448,113
Stadshypotek AB
1.45%, 09/30/13 144AΔ	4,000,000	4,038,196
1.88%, 10/02/19 144A	900,000	901,200
Swedbank Hypotek AB
0.81%, 03/28/14 144A†	200,000	198,794

		9,887,986

Switzerland — 0.1%
UBS AG
2.25%, 01/28/14Δ	710,000	721,459
7.63%, 08/17/22Δ	250,000	261,844

		983,303

United Kingdom — 1.8%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,961,231
2.30%, 02/16/16(U)†	200,000	328,772
Bank of Scotland PLC
5.25%, 02/21/17 144A	600,000	688,727
Barclays Bank PLC
1.50%, 01/13/14†	2,800,000	2,812,326
6.05%, 12/04/17 144A	230,000	248,599
BP Capital Markets PLC
5.25%, 11/07/13	940,000	988,935
3.88%, 03/10/15Δ	310,000	333,396
3.20%, 03/11/16Δ	275,000	295,429
4.50%, 10/01/20	725,000	843,052
3.56%, 11/01/21Δ	50,000	53,748
3.25%, 05/06/22	325,000	344,619
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	400,000	416,320
HSBC Holdings PLC
6.80%, 06/01/38	250,000	306,255
Lloyds TSB Bank PLC
12.00%, 12/29/49 144A†	3,200,000	3,619,179
Northern Rock Asset Management PLC
5.63%, 06/22/17 144A	400,000	453,279

42	See Notes to Schedules of Investments.

	Par	Value
Royal Bank of Scotland Group PLC
5.00%, 10/01/14Δ	$40,000	$41,212
2.55%, 09/18/15Δ	850,000	860,838
6.40%, 10/21/19Δ	160,000	184,137
7.64%, 03/29/49†	200,000	165,500
Standard Chartered PLC
5.50%, 11/18/14 144A	250,000	271,100
WPP Finance UK
8.00%, 09/15/14	336,000	377,361

		16,594,015

Venezuela — 0.2%
Venezuela Government International Bond
12.75%, 08/23/22	600,000	640,500
8.25%, 10/13/24	410,000	316,766
7.65%, 04/21/25	270,000	212,625
11.75%, 10/21/26	90,000	90,900
9.25%, 05/07/28	120,000	106,200
11.95%, 08/05/31	30,000	30,675

		1,397,666

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	4,000,000	4,360,000
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	239,060

		4,599,060

Total Foreign Bonds (Cost $125,399,169)		127,820,965

MORTGAGE-BACKED SECURITIES — 35.2%
ABN Amro Mortgage Corporation
5.50%, 06/25/33 IO	9,115	351
American Home Mortgage Assets LLC
1.07%, 11/25/46†	1,207,998	618,900
Banc of America Commercial Mortgage Trust
5.42%, 09/10/45†	117,000	129,055
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.73%, 07/10/43	57,000	60,500
5.92%, 05/10/45†	420,000	485,002
5.81%, 04/10/49†	75,000	80,369
Banc of America Re-REMIC Trust
5.67%, 02/17/51 144A†	100,000	112,345
Bank of America Mortgage Securities, Inc.
3.00%, 07/25/34†	217,581	213,308
Bear Stearns Adjustable Rate Mortgage Trust
5.61%, 02/25/33†	41,880	42,327
5.32%, 05/25/34†	279,976	278,573
2.57%, 03/25/35†	976,079	983,695
Bear Stearns Alt-A Trust
0.86%, 04/25/34†	83,068	75,054
2.89%, 05/25/35†	499,165	477,941
3.01%, 09/25/35†	734,122	592,851
Bear Stearns Commercial Mortgage Securities
5.91%, 06/11/40†	75,000	82,020
Bear Stearns Structured Products, Inc.
2.84%, 01/26/36†	1,250,127	751,749
Chase Mortgage Finance Corporation
2.97%, 02/25/37†	193,817	195,056
Commercial Mortgage Pass-Through Certificates
4.06%, 12/10/44	200,000	215,684
4.93%, 12/10/44†	125,000	138,268
5.82%, 12/10/44†	100,000	111,956
5.35%, 12/10/46	50,000	53,454
Countrywide Alternative Loan Trust
5.50%, 10/25/33	112,282	118,528
0.54%, 11/20/35†	886,798	574,036
0.55%, 11/20/35†	1,703,480	1,108,531
0.49%, 01/25/36†	518,658	409,968
0.41%, 09/25/46†	1,184,116	779,675
Countrywide Home Loan Mortgage Pass-Through Trust
2.74%, 02/19/34†	1,023,825	1,028,147
0.64%, 11/25/34 144A†	20,231	16,778
0.58%, 03/25/35 144A†	81,249	66,577
0.46%, 03/25/36†	365,499	269,590
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,550,000	1,707,610
CS First Boston Mortgage Securities Corporation
0.00%, 07/25/33+ IOΩ†@	133,501	—
5.25%, 07/25/33 IO@	37,112	3,106
0.00%, 08/25/33+ IOΩ†@	158,128	2
DBUBS Mortgage Trust
7.89%, 08/10/44 144AΩ†	1,281,642	62,631
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	4,040	4,224
7.00%, 04/01/15	6,282	6,568
7.00%, 12/01/15	6,653	6,799
8.50%, 06/01/18	3,157	3,532
4.50%, 09/01/18	11,355	12,480
8.00%, 08/01/24	2,067	2,491
4.00%, 10/01/25	1,140,972	1,214,677
2.50%, 10/01/27 TBA	4,400,000	4,620,687
7.50%, 11/01/29	8,226	10,062
7.50%, 12/01/29	13,912	16,999
7.50%, 02/01/31	24,137	28,347
2.36%, 07/01/31†	26,546	26,966
2.36%, 08/01/31†	3,405	3,432
7.50%, 11/01/31	9,696	9,854
3.10%, 04/01/32†	2,960	3,186
2.48%, 03/01/34†	4,174	4,457
5.00%, 12/01/34	45,277	49,204
5.50%, 05/01/35	707,784	776,266
5.00%, 11/01/35	745,104	811,133
5.50%, 11/01/35	174,388	191,134
5.00%, 12/01/35	51,399	57,415
5.50%, 01/01/36	103,154	113,124
6.00%, 02/01/36	804,353	888,547
3.08%, 01/01/37†	674,060	717,137
6.00%, 04/01/37	6,808	7,629
5.50%, 07/01/37	210,418	232,202
6.00%, 07/01/37	1,804	2,022

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.29%, 09/01/37†	$122,332	$130,629
6.00%, 09/01/37	74,934	83,928
5.50%, 04/01/38	71,551	78,042
6.00%, 07/01/38	29,141	32,659
6.00%, 12/01/38	80,304	89,997
6.00%, 01/01/39	41,889	46,892
6.50%, 09/01/39	209,217	238,219
4.50%, 10/01/39 TBA	500,000	537,734
4.50%, 03/01/41	13,192	14,273
3.50%, 10/01/41 TBA	2,000,000	2,144,375
4.50%, 06/01/42	298,779	332,605
3.50%, 07/01/42	597,392	647,937
3.00%, 10/01/42 TBA	3,800,000	4,006,031
4.00%, 10/01/42	100,000	111,823
Federal Home Loan Mortgage Corporation REMIC
3.07%, 04/15/22 POΩ†	11,579	10,721
3.00%, 09/15/31 IO	995,978	131,104
6.00%, 05/15/36	730,450	851,541
0.72%, 06/15/37†	923,580	928,641
2.17%, 07/15/37 IOΩ†	4,607,052	847,045
20.08%, 04/15/39 IOΩ†	1,289,097	311,442
8.01%, 01/15/40 IOΩ†	1,196,692	173,619
3.13%, 02/15/40 IOΩ†	1,856,454	328,012
10.09%, 06/15/42 IOΩ†	98,234	19,091
Federal Housing Administration
8.70%, 10/01/18+@	98,652	103,170
Federal National Mortgage Association
8.00%, 06/01/15	12,552	13,138
8.00%, 07/01/15	6,067	6,085
8.00%, 09/01/15	12,334	13,141
3.07%, 12/01/17	971,920	1,045,961
5.00%, 12/01/17	29,103	31,670
2.80%, 03/01/18	582,750	627,426
3.74%, 05/01/18	1,375,330	1,555,149
3.84%, 05/01/18	420,000	471,190
4.51%, 06/01/19	1,000,000	1,158,654
1.52%, 12/25/19	200,000	204,940
1.80%, 12/25/19	300,000	307,931
3.42%, 10/01/20	293,120	325,432
3.63%, 12/01/20	195,555	219,488
3.76%, 12/01/20	1,273,655	1,439,437
2.48%, 04/25/22	450,000	466,470
9.50%, 05/01/22	1,656	1,911
2.35%, 05/25/22	200,000	203,619
2.38%, 05/25/22	1,400,000	1,426,107
2.41%, 07/01/22†	7,900	7,968
4.38%, 09/01/22	699,420	814,671
5.50%, 09/01/23	229,265	250,455
5.50%, 10/01/23	40,941	45,205
9.50%, 07/01/24	3,291	3,812
5.50%, 05/01/25	1,363,860	1,483,533
3.50%, 10/01/25 TBA	4,000,000	4,256,250
4.00%, 10/01/26 TBA	3,000,000	3,208,125
2.37%, 07/01/27†	21,958	22,672
2.29%, 08/01/27†	50,522	54,017
2.50%, 10/01/27 TBA	7,000,000	7,356,563
3.00%, 10/01/27 TBA	5,800,000	6,148,000
2.37%, 11/01/27†	31,744	32,671
2.50%, 11/01/27 TBA	4,300,000	4,509,625
2.50%, 10/01/28 TBA	2,000,000	2,101,875
5.50%, 04/01/29	190	210
2.76%, 02/01/30†	137,922	148,099
2.51%, 06/01/30†	18,299	18,507
8.00%, 10/01/30	32,284	40,060
2.63%, 12/01/30†	6,792	7,306
2.37%, 01/01/31†	7,541	7,791
4.50%, 04/01/31	238,015	259,263
2.32%, 05/01/31†	16,141	16,457
4.50%, 05/01/31	788,629	859,033
4.50%, 06/01/31	235,437	257,633
4.00%, 10/01/31	64,828	70,360
4.50%, 11/01/31	281,648	308,200
6.00%, 11/01/31	8,769	9,903
4.50%, 12/01/31	373,536	408,751
6.00%, 01/01/32	68,729	77,788
6.00%, 03/01/32	38,928	43,962
6.00%, 04/01/32	359,482	407,009
2.37%, 06/01/32†	9,010	9,235
2.41%, 08/01/32†	21,859	22,758
2.25%, 02/01/33†	2,991	3,066
2.41%, 05/01/33†	55,294	57,911
6.00%, 05/01/33	5,080	5,749
5.00%, 07/01/33	141,102	155,070
5.00%, 08/01/33	12,206	13,649
5.00%, 09/01/33	169,129	185,872
5.50%, 09/01/33	4,842	5,406
5.00%, 10/01/33	277,757	305,254
6.00%, 12/01/33	2,246	2,542
5.50%, 02/01/34	6,297	7,029
5.50%, 04/01/34	1,052	1,199
5.50%, 08/01/34	9,249	10,533
5.50%, 10/01/34	457	520
6.00%, 10/01/34	68,069	76,857
2.27%, 12/01/34†	323,794	342,464
5.50%, 12/01/34	55,719	62,199
6.00%, 12/01/34	722	812
6.00%, 01/01/35	277,774	310,045
5.00%, 04/01/35	26,307	28,800
6.00%, 05/01/35	1,912,299	2,144,560
5.00%, 07/01/35	821,717	903,001
5.50%, 07/01/35	445	507
6.00%, 07/01/35	414,516	464,861
5.50%, 08/01/35	987	1,124
6.00%, 08/01/35	382	425
5.50%, 09/01/35	210,455	233,507
5.00%, 10/01/35	451,843	496,573
6.00%, 10/01/35	76,264	85,383
2.11%, 11/01/35†	130,991	137,611
2.12%, 11/01/35†	119,554	125,381
2.12%, 11/01/35†	149,529	157,171
2.13%, 11/01/35†	172,795	181,574
2.15%, 11/01/35†	106,636	111,983
2.37%, 11/01/35†	19,032	19,591
6.00%, 11/01/35	895,762	1,009,577
5.50%, 12/01/35	4,365	4,970
6.00%, 12/01/35	20,651	23,211
6.00%, 02/01/36	11,921	13,376
6.00%, 03/01/36	17,491	19,659
5.50%, 04/01/36	217,878	236,069
6.00%, 04/01/36	18,237	20,498
3.96%, 05/01/36†	211,150	225,383
6.00%, 10/01/36	2,769	3,065
5.50%, 11/01/36	522,369	573,493
6.00%, 12/01/36	225	249
6.00%, 01/01/37	57,752	63,920
2.13%, 02/01/37†	831,634	880,841

44	See Notes to Schedules of Investments.

	Par	Value
5.50%, 02/01/37	$675	$752
5.50%, 03/01/37	28,288	31,198
5.50%, 04/01/37	954	1,063
6.00%, 04/01/37	3,878	4,292
5.50%, 05/01/37	1,457	1,626
6.00%, 05/01/37	6,519	7,215
5.50%, 06/01/37	504	562
6.00%, 06/01/37	411	454
6.00%, 07/01/37	3,721,868	4,183,272
6.50%, 10/01/37	254,297	288,531
7.00%, 10/01/37	34,350	41,018
6.00%, 11/01/37	3,900	4,316
6.00%, 11/01/37 TBA	6,000,000	6,624,375
7.00%, 11/01/37	17,102	20,423
2.37%, 12/01/37†	91,429	95,551
6.00%, 12/01/37	661	732
7.00%, 12/01/37	16,491	19,693
2.37%, 01/01/38†	46,106	48,132
6.00%, 01/01/38	5,258	5,819
5.00%, 02/01/38	1,999,801	2,189,335
5.50%, 02/01/38	600	668
6.00%, 02/01/38	15,755	17,402
7.00%, 02/01/38	16,209	19,376
4.50%, 03/01/38	35,037	37,935
5.50%, 03/01/38	1,724	1,921
6.00%, 03/01/38	3,694	4,089
4.50%, 04/01/38	1,107,197	1,198,776
6.00%, 04/01/38	1,511	1,669
5.50%, 05/01/38	383	428
6.00%, 05/01/38	156	172
5.50%, 06/01/38	2,110	2,354
5.50%, 07/01/38	255,774	285,522
5.50%, 08/01/38	363,526	405,796
7.00%, 08/01/38	26,897	32,152
5.50%, 09/01/38	1,154	1,288
4.50%, 10/01/38 TBA	400,000	432,938
5.00%, 10/01/38 TBA	1,000,000	1,090,781
6.00%, 11/01/38	275,346	304,755
7.00%, 11/01/38	158,622	189,615
5.50%, 12/01/38	842	939
7.00%, 02/01/39	57,855	69,088
5.00%, 04/01/39	461,432	503,435
5.00%, 06/01/39	1,000,000	1,091,027
5.00%, 07/01/39	4,657,179	5,081,107
4.50%, 08/01/39	543,658	588,625
5.00%, 10/01/39	577,647	629,957
6.00%, 12/01/39	2,227,056	2,464,923
4.50%, 05/01/40	860,137	933,968
1.56%, 06/01/40†	74,666	77,057
4.50%, 08/01/40	1,895,705	2,052,485
4.00%, 09/01/40	664,194	716,514
4.50%, 09/01/40	573,533	637,998
1.56%, 10/01/40†	213,871	220,642
3.50%, 10/01/40 TBA	100,000	107,250
4.00%, 10/01/40	19,964	21,537
4.00%, 10/01/40 TBA	500,000	538,672
4.50%, 10/01/40	776,841	843,523
2.37%, 11/01/40†	37,822	39,812
4.00%, 11/01/40	99,534	107,374
4.00%, 11/01/40 TBA	2,000,000	2,152,500
5.00%, 11/01/40 TBA	1,000,000	1,090,312
4.00%, 12/01/40	660,631	712,670
4.50%, 01/01/41	1,572,351	1,707,808
4.50%, 02/01/41	859,168	934,528
5.00%, 02/01/41	484,824	531,380
4.00%, 03/01/41	39,081	42,172
4.50%, 03/01/41	762,589	828,712
4.50%, 04/01/41	1,629,129	1,772,024
4.50%, 05/01/41	1,794,076	1,951,439
5.00%, 05/01/41	395,168	431,139
4.50%, 06/01/41	641,154	697,391
5.00%, 06/01/41	58,592	63,926
4.00%, 08/01/41	28,584	30,845
4.50%, 08/01/41	209,507	227,883
4.00%, 09/01/41	21,918	23,652
4.50%, 09/01/41	886,668	964,440
4.00%, 10/01/41	781,740	843,563
4.50%, 10/01/41	54,201	58,956
5.00%, 10/01/41	2,752,506	3,020,261
3.50%, 11/01/41 TBA	31,000,000	33,165,156
4.00%, 11/01/41	1,467,986	1,584,081
4.50%, 11/01/41	836,833	922,054
5.00%, 11/01/41 TBA	14,000,000	15,264,374
4.00%, 12/01/41	1,274,434	1,375,223
4.00%, 01/01/42	28,493	30,952
4.50%, 04/01/42	198,125	216,122
3.50%, 06/01/42	199,036	215,684
4.00%, 06/01/42	1,193,086	1,298,661
3.50%, 07/01/42	1,494,180	1,619,151
4.00%, 07/01/42	1	1
2.50%, 10/01/42 TBA	700,000	722,531
3.00%, 10/01/42 TBA	3,600,000	3,800,250
3.50%, 10/01/42	1,900,000	2,056,305
3.00%, 11/01/42 TBA	2,000,000	2,105,938
2.50%, 12/01/42 TBA	1,600,000	1,641,008
Federal National Mortgage Association Interest STRIP
3.00%, 04/25/27 IO	953,295	92,150
4.50%, 11/25/39 IO	270,341	37,736
3.50%, 11/25/41 IO	550,937	59,163
4.00%, 04/25/42 IO	1,397,331	226,287
Federal National Mortgage Association REMIC
4.90%, 08/25/21 IOΩ†	112	2,949
2.94%, 10/25/21 IOΩ†	161	2,917
2.27%, 07/25/27 IOΩ†	2,338,635	319,874
0.82%, 05/25/30†	475,295	476,138
0.69%, 10/18/30†	28,396	28,527
10.01%, 08/25/36 IOΩ†	2,999,352	445,806
9.38%, 03/25/37 IOΩ†	3,161,263	496,215
10.85%, 11/25/37 IOΩ†	33,550	5,204
3.96%, 03/25/39 IOΩ†	592,398	130,484
6.50%, 06/25/39	100,000	112,269
7.83%, 10/25/40 IOΩ†	531,334	79,204
8.26%, 12/25/40 IOΩ†	413,312	61,213
3.81%, 01/25/41 IOΩ†	544,692	96,221
5.50%, 07/25/41	856,800	1,028,747
7.93%, 07/25/41 IOΩ†	680,664	110,552
0.77%, 09/25/41†	6,564,983	6,595,366
0.87%, 09/25/41 IOΩ†	1,294,504	228,523
5.53%, 10/25/41 IOΩ†	1,550,175	299,899
1.53%, 03/25/42 IOΩ†	600,000	125,413
1.97%, 03/25/42 IOΩ†	462,755	91,875
6.50%, 03/25/42	300,000	354,922
7.80%, 03/25/42 IOΩ†	200,000	39,205
5.50%, 04/25/42	2,800,000	3,160,310
6.00%, 05/25/42	900,000	1,016,094
9.34%, 06/25/42 IOΩ†	1,032,825	165,643

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.66%, 07/25/42 IOΩ†	$195,119	$42,072
6.50%, 07/25/42	1,180,000	1,362,211
FHLMC Multifamily Structured Pass Through Certificates
4.81%, 02/25/18 IOΩ†	5,481,158	386,121
2.70%, 05/25/18	800,000	866,060
4.85%, 05/25/18 IOΩ†	1,967,342	186,590
2.30%, 09/25/18	600,000	637,044
2.32%, 10/25/18	700,000	740,956
2.09%, 03/25/19	800,000	834,396
1.88%, 05/25/19	1,400,000	1,441,813
4.32%, 11/25/19	1,100,000	1,287,995
4.49%, 01/25/20 IOΩ†	3,852,007	233,794
4.50%, 04/25/20 IOΩ†	2,563,792	175,530
4.64%, 06/25/20 IOΩ†	2,186,629	209,491
4.63%, 08/25/20 IOΩ†	1,284,262	108,514
4.42%, 04/25/21 IOΩ†	860,643	72,813
4.47%, 07/25/21 IOΩ†	1,441,606	163,445
4.46%, 10/25/21 IOΩ†	908,698	99,917
4.53%, 12/25/21 IOΩ†	746,862	74,887
2.37%, 05/25/22	500,000	510,085
25.00%, 05/01/40 IOΩ†	420,000	44,690
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,500,000	4,000,433
FHLMC Structured Pass-Through Securities
1.51%, 07/25/44†	1,558,826	1,587,315
First Horizon Alternative Mortgage Securities
2.58%, 06/25/34†	770,828	762,144
FREMF Mortgage Trust
4.50%, 12/25/21†	200,000	210,299
4.16%, 11/25/44 144A†	300,000	305,780
4.02%, 01/25/47 144A†	225,000	214,160
Government National Mortgage Association
3.95%, 07/15/25	175,112	191,825
7.00%, 10/15/25	51,987	61,596
7.00%, 01/15/26	11,266	13,417
7.00%, 07/15/27	88,995	105,303
7.00%, 12/15/27	1,383	1,654
7.00%, 01/15/28	16,584	16,746
7.00%, 03/15/28	118,595	141,193
7.00%, 07/15/28	17,990	21,611
7.50%, 07/15/28	13,785	14,294
6.50%, 08/15/28	9,584	11,310
7.00%, 08/15/28	26,308	31,604
7.50%, 08/15/28	10,528	12,809
6.50%, 09/15/28	40,136	47,363
7.00%, 10/15/28	41,010	49,265
7.50%, 03/15/29	31,567	38,247
7.50%, 11/15/29	22,237	23,324
1.63%, 11/20/29†	52,929	55,068
8.50%, 08/15/30	2,216	2,785
8.50%, 11/20/30	12,975	16,283
6.50%, 08/15/31	90,305	103,127
7.50%, 08/15/31	17,315	20,903
6.50%, 10/15/31	134,061	154,114
6.00%, 11/15/31	432,043	488,401
6.50%, 11/15/31	210,821	240,754
6.00%, 12/15/31	90,829	102,677
6.00%, 01/15/32	156,097	178,297
6.00%, 02/15/32	246,516	278,673
6.50%, 02/15/32	277,086	327,366
6.00%, 04/15/32	124,537	142,315
7.50%, 04/15/32	76,647	80,364
6.50%, 06/15/32	128,123	146,314
6.50%, 07/15/32	3,720	4,248
6.50%, 08/15/32	315,145	359,891
6.50%, 09/15/32	280,706	320,562
6.00%, 10/15/32	228,255	258,030
6.00%, 11/15/32	219,452	248,730
6.00%, 12/15/32	84,250	95,240
6.50%, 12/15/32	22,970	26,231
6.00%, 01/15/33	103,371	116,856
6.00%, 02/15/33	85,251	96,372
6.50%, 03/15/33	13,999	15,986
6.50%, 04/15/33	599,533	684,658
6.00%, 05/15/33	510,870	577,511
6.00%, 06/15/33	67,285	76,062
6.00%, 10/15/33	212,333	240,031
6.50%, 10/15/33	169,025	193,024
6.00%, 12/15/33	387,118	437,615
6.50%, 08/15/34	536,574	630,101
(1.00)%, 02/16/36 IOΩ†	955,658	115,096
(0.93)%, 12/16/36 IOΩ†	304,277	41,591
0.54%, 03/20/37†	1,582,374	1,585,013
0.54%, 05/20/37†	691,499	692,629
9.47%, 05/20/37 IOΩ†	650,649	95,599
3.50%, 02/20/38 IO	492,137	87,873
6.00%, 09/20/38	1,182,702	1,337,034
5.50%, 10/01/38 TBA	800,000	891,594
(1.00)%, 11/20/38 IOΩ†	403,289	58,094
(1.00)%, 03/20/39 IOΩ†	226,872	36,386
5.00%, 10/20/39	962,256	1,068,426
(1.00)%, 01/20/40 IOΩ†	265,158	45,344
6.33%, 02/16/40 IOΩ†	241,796	45,389
4.50%, 03/15/40	464,333	513,347
(1.00)%, 03/20/40 IOΩ†	1,670,395	281,509
5.00%, 07/20/40	69,211	77,128
5.00%, 08/20/40	986,609	1,099,467
1.20%, 09/20/40 IOΩ†	478,673	79,266
1.66%, 09/20/40 IOΩ†	547,530	88,904
5.00%, 09/20/40	273,052	304,286
4.00%, 10/01/40 TBA	1,100,000	1,212,750
6.00%, 10/20/40	128,525	146,019
1.75%, 01/20/41 IOΩ†	287,259	44,824
6.00%, 01/20/41	141,562	160,830
(1.00)%, 03/16/41 IOΩ†	127,451	17,049
0.25%, 03/20/41 IOΩ†	221,006	36,411
4.50%, 10/01/41 TBA	1,300,000	1,434,266
3.00%, 10/01/42 TBA	28,400,000	30,411,217
3.50%, 10/01/42 TBA	3,900,000	4,268,265
0.64%, 12/20/60†	493,407	490,656
0.72%, 03/20/61†	574,079	573,781
0.75%, 03/20/61†	381,688	381,886
Granite Mortgages PLC
0.84%, 01/20/44(E)†	210,942	267,764
Greenpoint Mortgage Funding Trust
0.40%, 01/25/37†	1,069,956	621,403
Greenwich Capital Commercial Funding Corporation
6.06%, 07/10/38†	1,307,000	1,504,096
GS Mortgage Securities Corporation II
3.55%, 04/10/34 144A	116,000	125,292

46	See Notes to Schedules of Investments.

	Par	Value
4.92%, 08/10/44 144AΩ†	$474,276	$41,397
5.98%, 08/01/45	500,000	572,605
GSMPS Mortgage Loan Trust
0.45%, 02/25/35 144A†	140,978	118,503
GSR Mortgage Loan Trust
2.65%, 09/25/35†	598,763	600,843
Impac CMB Trust
0.94%, 10/25/34†@	89,881	67,713
0.48%, 11/25/35†	914,565	559,988
Indymac ARM Trust
1.72%, 01/25/32†	7,862	7,096
Indymac Index Mortgage Loan Trust
0.41%, 09/25/46†	1,203,192	807,007
JP Morgan Alternative Loan Trust
0.48%, 01/25/36†	507,482	435,972
JP Morgan Chase Commercial Mortgage Securities Corporation
5.44%, 05/15/45	101,000	112,201
2.83%, 10/15/45	700,000	715,869
JP Morgan Mortgage Trust
5.00%, 02/25/35†	292,868	298,472
Lanark Master Issuer PLC
1.83%, 12/22/54 144A†	800,000	817,043
LB-UBS Commercial Mortgage Trust
0.00%, 06/15/36 144AΩ†@	629,193	605
5.42%, 02/15/40	29,000	33,486
Luminent Mortgage Trust
0.39%, 12/25/36†	2,745,926	1,884,391
0.42%, 02/25/46†	823,694	455,739
MASTR Adjustable Rate Mortgages Trust
2.75%, 05/25/34†	243,922	237,427
0.86%, 11/25/34†	552,905	530,702
2.84%, 11/25/35 144A†	989,953	543,874
MLCC Mortgage Investors, Inc.
0.90%, 04/25/28†	432,728	426,818
1.02%, 11/25/29†	362,282	352,003
1.99%, 10/25/35	89,103	86,256
Morgan Stanley Bank of America Merrill Lynch Trust
2.10%, 08/15/45 144A†	1,018,118	116,321
Morgan Stanley Capital I, Inc.
5.48%, 02/12/44†	50,000	55,075
Permanent Master Issuer PLC
1.83%, 07/15/42 144A†	1,000,000	1,013,635
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,629,428	3,423,887
6.00%, 05/25/35 144A	3,155,962	3,042,645
Sequoia Mortgage Trust
1.06%, 07/20/33†	197,295	193,798
Structured Adjustable Rate Mortgage Loan Trust
0.56%, 08/25/35†	354,133	325,272
Structured Asset Mortgage Investments, Inc.
0.47%, 07/19/35†	196,146	169,830
Structured Asset Securities Corporation
0.57%, 06/25/35 144A†	203,942	163,959
Wachovia Bank Commercial Mortgage Trust
5.31%, 11/15/48	105,000	121,423
Washington Mutual Mortgage Pass-Through Certificates
2.46%, 02/25/33†	14,544	14,523
2.53%, 02/25/37†	746,492	544,596
5.10%, 02/25/37†	542,359	436,919
1.55%, 06/25/42†	31,443	29,320
0.51%, 07/25/45†	327,156	298,799
0.51%, 10/25/45†	1,958,543	1,771,850
0.91%, 04/25/47†	1,231,389	1,013,382
Wells Fargo Alternative Loan Trust
3.64%, 12/28/37†	1,541,514	1,126,582
Wells Fargo Mortgage-Backed Securities Trust
2.75%, 08/25/33†	408,197	418,724
WF-RBS Commercial Mortgage Trust
5.55%, 02/15/44 144AΩ†	1,567,408	78,875
4.71%, 06/15/45 144AΩ†	328,889	35,993

Total Mortgage-Backed Securities
(Cost $316,444,492)		319,076,331

MUNICIPAL BONDS — 2.6%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	4,205,751
American Municipal Power, Inc., Hydroelectric Project, Revenue Bond, Series B
8.08%, 02/15/50	300,000	438,102
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	291,658
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	1,800,000	2,186,370
Illinois Finance Authority, Revenue Bond, Series B
5.75%, 07/01/33	1,800,000	2,172,114
Los Angeles Community College District, General Obligation
6.75%, 08/01/49	300,000	408,930
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	397,899
New Jersey State Turnpike Authority, Revenue Bond, Series B
5.00%, 01/01/25	200,000	243,522
5.00%, 01/01/26	400,000	483,436
5.00%, 01/01/27	400,000	479,860
Pennsylvania Higher Education Assistance Agency, Student Loan, Revenue Bond, Sub-Series HH-10
0.78%, 05/01/46†	2,150,000	2,007,814
Port Authority of New York & New Jersey, Revenue Bond
0.04%, 10/01/62	2,800,000	2,817,976

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
State of California, General Obligation
7.95%, 03/01/36	$165,000	$197,310
7.55%, 04/01/39	385,000	522,641
State of Illinois, General Obligation
3.32%, 01/01/13	6,500,000	6,544,070
7.35%, 07/01/35	375,000	442,144

Total Municipal Bonds
(Cost $22,477,105)		23,839,597

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
December 2012 3-Year Eurodollar Midcurve Futures, Strike Price $97.25, Expires 12/14/12 (MLCS)	37	231
December 2012 3-Year Eurodollar Midcurve Futures, Strike Price $98.25, Expires 12/14/12 (MLCS)	37	463
December 2012 90-Day Eurodollar Futures, Strike Price $98.75, Expires 12/14/12 (ADV)	25	156
December 2012 90-Day Eurodollar Futures, Strike Price $98.75, Expires 12/14/12 (MLCS)	63	394
December 2012 90-Day Eurodollar Futures, Strike Price $99.00, Expires 12/14/12 (ADV)	36	450
December 2012 90-Day Eurodollar Futures, Strike Price $99.125, Expires 12/14/12 (MLCS)	21	525

		2,219

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (RBS)	$2,300,000	169,304

Total Purchased Options
(Cost $278,603)		171,523

	Par
U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Bills
0.13%, 03/07/13	$8,000,000	7,995,552
0.13%, 03/14/13	1,600,000	1,599,053
0.14%, 03/14/13	19,700,000	19,688,338
0.17%, 05/30/13	2,600,000	2,597,436

		31,880,379

U.S. Treasury Bonds
7.50%, 11/15/24	800,000	1,290,125
6.63%, 02/15/27	100,000	155,766
6.13%, 11/15/27	200,000	301,031
4.38%, 02/15/38	400,000	526,625
4.38%, 11/15/39	100,000	132,188
4.38%, 05/15/40	300,000	396,938
3.88%, 08/15/40	2,400,000	2,932,500
4.25%, 11/15/40	100,000	129,859
4.38%, 05/15/41	3,000,000	3,975,468
3.75%, 08/15/41	100,000	119,578
3.13%, 11/15/41	8,200,000	8,736,846
3.13%, 02/15/42	8,730,000	9,287,899
3.00%, 05/15/42	5,400,000	5,599,967
2.75%, 08/15/42	2,340,000	2,301,610

		35,886,400

U.S. Treasury Inflationary Index Bonds
1.63%, 01/15/15	200,000	257,390
1.88%, 07/15/15	100,000	129,650
1.13%, 01/15/21‡‡	4,700,000	5,834,380
0.13%, 01/15/22	8,500,000	9,401,399
0.13%, 07/15/22	900,000	981,351
2.38%, 01/15/25	850,000	1,405,107
3.88%, 04/15/29	808,000	1,873,516
2.13%, 02/15/41	1,700,000	2,619,692

		22,502,485

U.S. Treasury Notes
0.25%, 01/31/14‡‡	6,900,000	6,904,312
0.25%, 05/31/14	8,800,000	8,804,127
0.13%, 07/31/14	12,000,000	11,977,032
0.38%, 06/15/15	9,100,000	9,120,621
1.00%, 09/30/16	150,000	153,211
2.88%, 03/31/18	900,000	1,004,485
1.25%, 01/31/19	1,200,000	1,225,782
1.25%, 04/30/19	4,460,000	4,544,321
1.00%, 08/31/19	14,410,000	14,376,223
1.00%, 09/30/19	2,630,000	2,620,548
2.63%, 08/15/20	1,300,000	1,437,414
2.63%, 11/15/20	2,500,000	2,760,547
3.13%, 05/15/21	1,500,000	1,714,711
2.13%, 08/15/21	9,300,000	9,839,112
2.00%, 11/15/21‡‡	14,100,000	14,722,388
2.00%, 02/15/22	100,000	104,023
1.75%, 05/15/22	10,080,000	10,223,328
1.63%, 08/15/22	3,530,000	3,526,692

		105,058,877

Total U.S. Treasury Obligations
(Cost $188,850,646)		195,328,141

	Shares
PREFERRED STOCKS — 0.4%
GMAC Capital Trust I†Δ	23,879	599,602
Wells Fargo & Co.Δ*	2,400	2,971,200

Total Preferred Stocks
(Cost $2,012,980)		3,570,802

	Par
REPURCHASE AGREEMENTS — 10.0%
Merrill Lynch & Co., Inc.
0.19% (dated 09/25/12, due 10/02/12, repurchase price $7,500,277, collateralized by U.S. Treasury Note, 0.250%, due 07/15/15, total market value $7,669,000)	$7,500,000	7,500,000

48	See Notes to Schedules of Investments.

	Par	Value
Morgan Stanley & Co., Inc.
0.26% (dated 09/28/12, due 10/01/12, repurchase price $33,400,724, collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41, total market value $33,948,223)	$33,400,000	$33,400,000
0.25% (dated 10/01/12, due 10/02/12, repurchase price $49,300,342, collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41, total market value $50,005,409)	49,300,000	49,300,000

Total Repurchase Agreements (Cost $90,200,000)		90,200,000

	Shares
MONEY MARKET FUNDS — 15.4%
GuideStone Money Market Fund (GS4 Class)¥	80,291,976	80,291,976
Northern Institutional Liquid Assets Portfolio§	59,662,492	59,662,492

Total Money Market Funds (Cost $139,954,468)		139,954,468

TOTAL INVESTMENTS — 126.9% (Cost $1,121,405,444)		1,150,823,791

	Number of
	Contracts
WRITTEN OPTIONS — (0.1)%
Call Option — 0.0%
December 2012 Long U.S. Treasury Bond Futures, Strike Price $151.00, Expires 10/27/12 (MLCS)	(32)	(29,000)

	Notional
	Amount
Call Swaption — (0.1)%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(16,700,000)	(415,823)

	Number of
	Contracts
Put Options — 0.0%
December 2012 3-Year Eurodollar Midcurve Futures, Strike Price $97.75, Expires 12/14/12 (MLCS)	(74)	—
December 2012 90-Day Eurodollar Futures, Strike Price $98.25, Expires 12/14/12 (MLCS)	(124)	(775)
December 2012 90-Day Eurodollar Futures, Strike Price $98.625, Expires 12/14/12 (MLCS)	(21)	(131)
December 2012 Long U.S. Treasury Bond Futures, Strike Price $141.00, Expires 10/27/12 (MLCS)	(32)	(2,500)

		(3,406)

	Notional
	Amount	Value
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(16,700,000)	$(22,539)
3-Month LIBOR, Strike Price $2.50, Expires 09/21/15 (RBS)	(9,700,000)	(165,352)

		(187,891)

Total Written Options (Premiums received $(806,345))		(636,120)

	Par
TBA SALE COMMITMENT — (0.2)%
Federal National Mortgage Association
4.50%, 11/01/40 TBA (Cost $(2,160,000))	$(2,000,000)	(2,163,750)

Liabilities in Excess of Other Assets — (26.6)%		(241,196,689)

NET ASSETS — 100.0%		$906,827,232

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	35.2
U.S. Treasury Obligations	21.5
Corporate Bonds	20.4
Money Market Funds	15.4
Foreign Bonds	14.1
Repurchase Agreements	10.0
Futures Contracts	9.2
Agency Obligations	4.4
Asset-Backed Securities	2.9
Municipal Bonds	2.6
Preferred Stocks	0.4
Swap Agreements	0.3
Purchased Options	— **
Written Options	(0.1)
TBA Sale Commitment	(0.2)
Forward Foreign Currency Contracts	(4.7)

131.4

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2012:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	$300,000	$8,012	$—	$8,012
Nabors Industries, 5.375% due 08/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	196,970	8,676	188,294
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(2,247)	6,163	(8,410)

					$4,500,000	$202,735	$14,839	$187,896

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625% due 09/15/17	0.30%	1.00%	09/20/13	UBS	USD	$900,000	$5,716	$(12,705)	$18,421
Federated Republic of Brazil, 12.25% due 03/06/30	1.00%	(1.04)%	05/20/17	DEUT	USD	1,000,000	9,014	—	9,014
GMAC LLC, 6.88% due 08/28/12	3.04%	(3.53)%	09/20/17	DEUT	USD	4,100,000	26,245	—	26,245

						$6,000,000	$40,975	$(12,705)	$53,680

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	$5,600,000	$(67,585)	$(39,600)	$(27,985)
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	5,300,000	(63,964)	(40,105)	(23,859)
Dow Jones CDX IG16 Index	1.00%	06/20/14	DEUT	USD	4,100,000	(49,482)	(29,978)	(19,504)
Dow Jones CDX IG16 Index	1.00%	06/20/14	BOA	USD	900,000	(10,862)	(6,129)	(4,733)
Dow Jones CDX IG12 Index	(1.00)%	06/20/15	UBS	USD	3,900,000	(52,207)	4,286	(56,493)
Dow Jones CDX HY15 Index	(5.00)%	12/20/15	CS	USD	2,112,000	(107,034)	43,560	(150,594)
Dow Jones CDX IG16 Index	(1.00)%	12/20/15	CS	USD	1,200,000	(15,423)	8,329	(23,752)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CS	USD	4,000,000	(41,923)	65,674	(107,597)
Dow Jones CDX IG9 Index	(0.08)%	12/20/17	BAR	USD	7,163,200	151,612	319,075	(167,463)
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	CS	USD	7,356,800	(116,240)	66,318	(182,558)

					$41,632,000	$(373,108)	$391,430	$(764,538)

50	See Notes to Schedules of Investments.

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX IG16 Index	0.99%	1.00%	06/20/16	JPM	USD	$4,825,000	$50,570	$15,068	$35,502
Dow Jones CDX IG16 Index	0.98%	1.00%	06/20/16	BOA	USD	3,000,000	31,442	5,074	26,368
Dow Jones CDX IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	22,272	6,487	15,785
Dow Jones CDX IG18 Index	0.88%	(1.00)%	06/20/17	DEUT	USD	8,000,000	57,668	45,221	12,447
Dow Jones CDX IG18 Index	0.93%	1.00%	06/20/17	JPM	USD	5,400,000	25,429	16,301	9,128
Dow Jones CDX IG18 Index	0.83%	1.00%	06/20/17	CITI	USD	2,900,000	13,656	22,073	(8,417)
Dow Jones CDX IG18 Index	0.84%	1.00%	06/20/17	DEUT	USD	2,700,000	12,714	20,085	(7,371)
Dow Jones CDX.NA.HY.18 Index	0.95%	5.00%	06/20/17	JPM	USD	2,300,000	15,680	(104,821)	120,501
Dow Jones CDX IG19 Index	1.03%	1.00%	12/20/17	DEUT	USD	11,500,000	7,828	(15,626)	23,454
Dow Jones CDX IG19 Index	1.00%	1.00%	12/20/17	BOA	USD	4,375,000	1,364	30	1,334

						$47,125,000	$238,623	$9,892	$228,731

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	$15,600,000	$624,484	$11,575	$612,909
Brazil CETIP Interbank Deposit	7.74%	01/02/14	DEUT	BRL	13,310,000	5,735	—	5,735
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	9,100,000	305,147	26,430	278,717
Brazil CETIP Interbank Deposit	10.53%	01/02/14	HSBC	BRL	5,000,000	91,122	4,805	86,317
Brazil CETIP Interbank Deposit	7.75%	01/02/14	BOA	BRL	4,580,000	2,220	—	2,220
Brazil CETIP Interbank Deposit	7.77%	01/02/14	DEUT	BRL	3,260,000	1,907	—	1,907
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	64,090	185	63,905
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	9,000,000	57,460	17,002	40,458
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	7,700,000	134,348	5,264	129,084
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	5,300,000	103,796	15,844	87,952
3-Month LIBOR	(0.75)%	02/28/17	DEUT	EUR	36,500,000	(118,194)	(83,586)	(34,608)
3-Month LIBOR	(0.75)%	02/28/17	DEUT	EUR	17,000,000	(55,049)	(47,114)	(7,935)
3-Month LIBOR	(0.75)%	02/28/17	JPM	EUR	12,500,000	(40,478)	(20,305)	(20,173)
3-Month LIBOR	(0.75)%	02/28/17	BOA	EUR	8,100,000	(26,229)	(9,061)	(17,168)
3-Month LIBOR	(0.75)%	02/28/17	CITI	EUR	7,800,000	(25,258)	(7,619)	(17,639)
6-Month EURIBOR	2.00%	03/21/17	BAR	EUR	5,500,000	397,698	63,941	333,757

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	$2,200,000	$241,608	$(7,782)	$249,390
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	143,521	(4,110)	147,631
3-Month LIBOR	(1.25)%	12/19/17	CITI	EUR	1,000,000	(20,353)	(3,376)	(16,977)
6-Month BBR BBSW Index	3.75%	03/15/18	CITI	AUD	9,000,000	170,123	18,129	151,994
6-Month BBR BBSW Index	3.50%	03/15/18	CITI	AUD	6,400,000	45,911	17,463	28,448
3-Month LIBOR	(1.75)%	12/19/19	CITI	EUR	5,800,000	(191,614)	(80,997)	(110,617)
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	2,800,000	282,989	—	282,989
3-Month LIBOR	1.75%	12/19/22	BAR	EUR	14,600,000	23,867	245,065	(221,198)
3-Month LIBOR	(2.00)%	12/19/22	CITI	EUR	5,500,000	(120,003)	(28,834)	(91,169)
6-Month BBR BBSW Index	4.25%	03/15/23	CITI	AUD	1,500,000	63,860	8,178	55,682
6-Month BBR BBSW Index	4.00%	03/15/23	GSC	AUD	100,000	2,117	—	2,117
6-Month EURIBOR	1.75%	03/20/23	DEUT	EUR	1,000,000	14,566	1,932	12,634
3-Month LIBOR	(2.50)%	12/19/32	CITI	EUR	2,800,000	(15,747)	(15,613)	(134)
3-Month LIBOR	(2.50)%	12/19/42	JPM	EUR	600,000	14,301	(848)	15,149

					$216,550,000	$2,177,945	$126,568	$2,051,377

Total Swap agreements outstanding at September 30, 2012					$315,807,000	$2,287,170	$530,024	$1,757,146

52	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$39,456,738	$—	$39,456,738	$—
Asset-Backed Securities	26,250,691	—	23,894,006	2,356,685
Corporate Bonds	185,154,535	—	182,235,608	2,918,927
Foreign Bonds	127,820,965	—	126,754,385	1,066,580
Money Market Funds	139,954,468	139,954,468	—	—
Mortgage-Backed Securities	319,076,331	—	314,333,223	4,743,108
Municipal Bonds	23,839,597	—	23,839,597	—
Preferred Stocks	3,570,802	599,602	—	2,971,200
Purchased Options	171,523	156	171,367	—
Repurchase Agreements	90,200,000	—	90,200,000	—
U.S. Treasury Obligations	195,328,141	—	195,328,141	—

Total Assets — Investments in Securities	$1,150,823,791	$140,554,226	$996,213,065	$14,056,500

Other Financial Instruments***
Swap Agreements	$2,287,170	$—	$2,287,170	$—

Total Assets — Other Financial Instruments	$2,287,170	$—	$2,287,170	$—

Liabilities:
Investments in Securities:
TBA Sale Commitment	$(2,163,750)	$—	$(2,163,750)	$—
Written Options	(636,120)	(31,500)	(604,620)	—

Total Liabilities — Investments in Securities	$(2,799,870)	$(31,500)	$(2,768,370)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,595,457)	$—	$(1,595,457)	$—
Futures Contracts	(152,599)	(152,599)	—	—

Total Liabilities — Other Financial Instruments	$(1,748,056)	$(152,599)	$(1,595,457)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending September 30, 2012.

See Notes to Schedules of Investments.	53

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 0.8%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39
(Cost $3,512,679)	$2,550,000	$3,512,821

CORPORATE BONDS — 59.9%
Aflac, Inc.
6.90%, 12/17/39	2,669,000	3,470,591
6.45%, 08/15/40Δ	5,705,000	7,049,982
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	69,300
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,775
6.75%, 01/15/28	235,000	261,430
5.95%, 02/01/37	5,326,000	5,345,259
Ally Financial, Inc.
8.00%, 11/01/31	177,000	207,267
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	545,451	606,163
American Express Co.
8.15%, 03/19/38	3,752,000	6,038,615
American International Group, Inc.
5.45%, 05/18/17Δ	30,000	34,276
Andarko Holding Co.
7.15%, 05/15/28	250,000	302,248
AT&T, Inc.
6.50%, 09/01/37	9,530,000	12,731,794
Bank of America Corporation
5.49%, 03/15/19Δ	300,000	327,286
5.00%, 05/13/21	140,000	154,157
5.88%, 02/07/42	1,116,000	1,309,423
Bank of America NA
6.00%, 10/15/36	8,152,000	9,601,564
Barrick North America Finance LLC
5.70%, 05/30/41	3,634,000	4,176,883
BellSouth Tele-communications, Inc.
7.00%, 12/01/95	1,000,000	1,260,410
Bruce Mansfield Unit
6.85%, 06/01/34	1,160,872	1,242,133
Burlington Northern Santa Fe LLC
4.38%, 09/01/42Δ	1,262,000	1,340,851
California Institute of Technology
4.70%, 11/01/11	4,030,000	4,630,113
Camden Property Trust
5.70%, 05/15/17Δ	25,000	28,717
CenturyLink, Inc.
6.45%, 06/15/21	260,000	293,907
6.88%, 01/15/28	65,000	70,014
7.60%, 09/15/39	755,000	800,863
7.65%, 03/15/42	295,000	315,251
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	10,000	10,362
6.88%, 11/15/20	15,000	15,900
2.75%, 11/15/35	75,000	71,766
2.50%, 05/15/37Δ	200,000	180,625
2.25%, 12/15/38	50,000	40,531
Ciena Corporation
3.75%, 10/15/18 144A	155,000	163,525
Citigroup, Inc.
6.88%, 06/01/25	400,000	510,951
5.88%, 05/29/37	1,141,000	1,346,413
8.13%, 07/15/39	6,084,000	9,064,278
Comcast Corporation
5.65%, 06/15/35Δ	660,000	775,430
6.50%, 11/15/35	555,000	719,065
6.45%, 03/15/37Δ	2,415,000	3,121,269
6.95%, 08/15/37	625,000	853,754
Continental Airlines, Inc.
9.00%, 01/08/18	1,714,875	1,980,681
8.31%, 10/02/19	166,017	177,638
7.57%, 09/15/21	107,964	115,521
Corning, Inc.
7.25%, 08/15/36Δ	850,000	1,090,970
Cummins, Inc.
6.75%, 02/15/27	1,000,000	1,255,442
5.65%, 03/01/98Δ	2,520,000	2,649,349
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,061,831
DCP Midstream LLP
6.45%, 11/03/36 144A	490,000	563,125
Dillard’s, Inc.
7.75%, 07/15/26Δ	890,000	924,487
7.00%, 12/01/28Δ	500,000	500,000
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,494,303
Duke Realty LP
5.95%, 02/15/17	70,000	79,349
Florida Power & Light Co.
4.05%, 06/01/42	2,940,000	3,156,854
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,103,750
Ford Motor Co.
4.25%, 11/15/16Δ	175,000	242,266
6.63%, 10/01/28Δ	680,000	762,853
6.38%, 02/01/29	1,255,000	1,362,102
General Electric Capital Corporation
4.88%, 03/04/15Δ	510,000	556,953
6.75%, 03/15/32	3,000,000	3,854,469
6.15%, 08/07/37	6,114,000	7,517,512
5.88%, 01/14/38	150,000	179,383
Goldman Sachs Group, Inc.
5.38%, 03/15/20	415,000	463,845
6.75%, 10/01/37	500,000	537,308
Halliburton Co.
7.45%, 09/15/39Δ	870,000	1,334,822
4.50%, 11/15/41Δ	1,150,000	1,298,125
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,010,000
7.05%, 12/01/27	500,000	475,000
Hewlett-Packard Co.
6.00%, 09/15/41	5,310,000	5,619,536
Home Depot, Inc.
5.88%, 12/16/36	875,000	1,157,116
HSBC Bank USA NA
7.00%, 01/15/39	5,948,000	7,802,610
Intel Corporation
3.25%, 08/01/39	1,155,000	1,429,312

54	See Notes to Schedules of Investments.

	Par	Value
International Lease Finance Corporation
5.65%, 06/01/14	$105,000	$110,523
5.75%, 05/15/16	5,000	5,326
International Paper Co.
8.70%, 06/15/38Δ	2,643,000	3,950,587
iStar Financial, Inc.
8.63%, 06/01/13Δ	635,000	657,225
5.95%, 10/15/13	305,000	308,050
5.70%, 03/01/14Δ	1,171,000	1,184,174
JC Penney Corporation, Inc.
6.38%, 10/15/36	414,000	339,997
7.40%, 04/01/37	10,000	9,012
Jefferies Group, Inc.
5.13%, 04/13/18	80,000	81,600
6.88%, 04/15/21Δ	365,000	394,656
6.45%, 06/08/27	50,000	51,500
3.88%, 11/01/29	30,000	29,062
6.25%, 01/15/36	175,000	175,000
JPMorgan Chase & Co.
5.60%, 07/15/41	8,127,000	9,783,502
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	316,506
Kraft Foods Group, Inc.
6.88%, 01/26/39 144A	4,568,000	6,256,497
6.50%, 02/09/40 144AΔ	3,013,000	4,048,324
Lennar Corporation
6.50%, 04/15/16	625,000	684,375
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144AΔ	1,400,000	1,506,274
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	290,468
Masco Corporation
7.75%, 08/01/29	275,000	291,209
6.50%, 08/15/32	55,000	57,115
Massachusetts Institute of Technology
5.60%, 07/01/11	1,927,000	2,799,881
Mead Corporation
7.55%, 03/01/47	515,000	552,260
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	200,000	218,704
6.11%, 01/29/37Δ	900,000	957,876
MetLife, Inc.
5.88%, 02/06/41	6,373,000	8,018,872
6.40%, 12/15/66	310,000	326,765
Micron Technology, Inc.
1.88%, 06/01/14Δ	20,000	19,875
Morgan Stanley
0.91%, 10/18/16†	100,000	93,029
6.63%, 04/01/18	70,000	80,520
5.63%, 09/23/19	295,000	322,749
5.50%, 01/26/20Δ	100,000	109,014
5.50%, 07/24/20	300,000	324,429
5.75%, 01/25/21	300,000	329,845
6.25%, 08/09/26	600,000	676,702
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	49,445
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	119,474
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144A	150,000	150,717
New Albertsons, Inc.
7.45%, 08/01/29	55,000	30,938
8.70%, 05/01/30Δ	25,000	14,969
8.00%, 05/01/31	295,000	175,525
Nortel Networks Capital Corporation
7.88%, 06/15/26#	425,000	453,688
Old Republic International Corporation
3.75%, 03/15/18Δ	2,255,000	2,255,000
Owens Corning
6.50%, 12/01/16	240,000	269,748
7.00%, 12/01/36	3,940,000	4,336,388
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,257,155
Prologis LP
5.63%, 11/15/15	35,000	38,300
Prudential Financial, Inc.
6.63%, 06/21/40	5,412,000	6,779,169
5.63%, 05/12/41Δ	987,000	1,114,415
PulteGroup, Inc.
5.20%, 02/15/15	38,000	40,470
7.88%, 06/15/32Δ	1,500,000	1,567,500
6.38%, 05/15/33	1,000,000	935,000
Qwest Corporation
7.25%, 09/15/25Δ	1,000,000	1,227,456
6.88%, 09/15/33	2,250,000	2,289,375
RR Donnelley & Sons Co.
8.25%, 03/15/19Δ	250,000	255,000
SandRidge Energy, Inc.
7.50%, 02/15/23 144AΔ	350,000	361,375
Sempra Energy
6.00%, 10/15/39Δ	2,491,000	3,239,957
SLM Corporation
5.00%, 10/01/13	250,000	260,312
5.38%, 05/15/14	200,000	211,404
5.63%, 08/01/33	380,000	358,720
Southern Natural Gas Co. LLC
7.35%, 02/15/31	1,750,000	2,269,944
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	57,338
6.88%, 11/15/28	2,350,000	2,173,750
8.75%, 03/15/32	20,000	20,800
Target Corporation
7.00%, 01/15/38	2,330,000	3,429,963
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	750,000	1,005,789
Textron, Inc.
6.63%, 04/07/20(U)	160,000	301,674
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,322,679
6.75%, 06/15/39	2,995,000	3,917,098
5.88%, 11/15/40	1,700,000	2,006,510
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,529,498
Toro Co.
6.63%, 05/01/37@Δ	300,000	320,262
Travelers Cos., Inc.
6.25%, 06/15/37	4,825,000	6,526,671
United Technologies Corporation
4.50%, 06/01/42	2,927,000	3,294,581

See Notes to Schedules of Investments.	55

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
UnitedHealth Group, Inc.
5.80%, 03/15/36Δ	$920,000	$1,116,234
6.50%, 06/15/37	767,000	1,012,122
6.63%, 11/15/37	2,526,000	3,402,936
5.70%, 10/15/40	1,210,000	1,472,885
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,865,693
University of Southern California
5.25%, 10/01/11	3,014,000	3,867,043
US Airways, Inc.
5.90%, 04/01/26Δ	460,000	486,450
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	100,000	102,250
Verizon Communications, Inc.
5.85%, 09/15/35	2,420,000	3,070,753
6.40%, 02/15/38	968,000	1,309,300
6.90%, 04/15/38Δ	1,000,000	1,432,283
8.95%, 03/01/39	105,000	183,597
7.35%, 04/01/39Δ	979,000	1,471,022
6.00%, 04/01/41	2,770,000	3,683,360
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	150,000	159,581
VPI Escrow Corporation
6.38%, 10/15/20 144A	390,000	399,750
Wachovia Bank NA
5.85%, 02/01/37Δ	4,577,000	5,776,929
6.60%, 01/15/38	2,257,000	3,148,310
WellPoint, Inc.
5.95%, 12/15/34	846,000	994,468
6.38%, 06/15/37	2,766,000	3,433,433
Western Union Co.
6.20%, 11/17/36Δ	3,000,000	3,427,053
6.20%, 06/21/40	20,000	23,777
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	685,936
6.88%, 12/15/33	580,000	675,740
Wyndham Worldwide Corporation
5.75%, 02/01/18	50,000	56,362

Total Corporate Bonds (Cost $230,293,800)		277,896,480

FOREIGN BONDS — 21.7%
Australia — 1.7%
Barrick PD Australia Finance Pty, Ltd.
5.95%, 10/15/39	2,870,000	3,346,986
New South Wales Treasury Corporation
6.00%, 02/01/18(A)Δ	730,000	856,428
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	356,183
Queensland Treasury Corporation
5.75%, 11/21/14(A)	60,000	65,801
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	3,412,378

		8,037,776

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	1,634,758

Canada — 5.9%
Canada Generic Residual STRIP
2.12%, 06/01/25(C)Ω†	3,685,000	2,890,763
Methanex Corporation
6.00%, 08/15/15	25,000	26,660
5.25%, 03/01/22	100,000	107,029
Ontario Generic Residual STRIP
3.03%, 07/13/22(C)Ω†	3,025,000	2,263,688
3.67%, 03/08/29(C)Ω†	7,000,000	4,123,243
Saskatchewan Residual STRIP
1.34%, 04/10/14(C)Ω†	3,535,000	3,539,375
2.70%, 02/04/22(C)Ω†	3,000,000	2,369,901
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	527,301
TransCanada PipeLines, Ltd.
6.20%, 10/15/37Δ	3,541,000	4,820,470
7.63%, 01/15/39	2,000,000	3,105,118
Xstrata Finance Canada, Ltd.
6.00%, 11/15/41 144A	3,511,000	3,664,164

		27,437,712

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16	625,000	742,652

Finland — 0.1%
Nokia OYJ
6.63%, 05/15/39Δ	613,000	494,998

Ireland — 1.2%
Ireland Government Bond
4.50%, 10/18/18(E)	1,150,000	1,481,649
5.00%, 10/18/20(E)	75,000	96,474
5.40%, 03/13/25(E)Δ	1,300,000	1,673,274
XL Group PLC
6.38%, 11/15/24	585,000	696,716
6.25%, 05/15/27Δ	1,530,000	1,741,616

		5,689,729

Italy — 0.4%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	25,000	31,305
5.75%, 02/01/33(E)	25,000	32,165
5.00%, 08/01/34(E)	25,000	29,265
Telecom Italia Capital SA
6.38%, 11/15/33	755,000	692,713
6.00%, 09/30/34	990,000	881,100

		1,666,548

Luxembourg — 2.0%
ArcelorMittal
6.13%, 06/01/18Δ	435,000	432,661
5.75%, 03/01/21Δ	45,000	42,943
7.25%, 10/15/39	4,837,000	4,437,222
7.00%, 03/01/41Δ	2,306,000	2,079,055
Enel Finance International NV
6.80%, 09/15/37 144AΔ	100,000	97,181
6.00%, 10/07/39 144A	2,210,000	1,993,510

		9,082,572

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	320,293

56	See Notes to Schedules of Investments.

	Par	Value
Mexico — 0.7%
Mexican Bonos
8.00%, 12/07/23(M)	$34,000,000	$3,214,658

Netherlands — 3.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,023,000	1,193,169
Deutsche Telekom International Finance BV
4.88%, 03/06/42 144A	3,800,000	4,102,047
EDP Finance BV
4.75%, 09/26/16(E)	300,000	371,403
6.00%, 02/02/18 144A	800,000	802,576
4.90%, 10/01/19 144A	1,000,000	935,000
Koninklijke Philips Electronics NV
6.88%, 03/11/38Δ	3,250,000	4,485,663
5.00%, 03/15/42Δ	2,500,000	2,828,775

		14,718,633

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	103,119
4.25%, 05/19/17(K)	11,940,000	2,346,900

		2,450,019

Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	75,000	75,853
3.85%, 04/15/21(E)	190,000	174,294

		250,147

Spain — 0.4%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	73,781
7.05%, 06/20/36	1,720,000	1,685,600

		1,759,381

Supranational — 1.7%
Inter-American Development Bank
6.00%, 12/15/17(Z)	6,365,000	5,904,436
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	2,470,000	2,023,055

		7,927,491

United Kingdom — 3.3%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	684,947
10.18%, 06/12/21 144A	7,312,000	9,539,272
BG Energy Capital PLC
5.13%, 10/15/41 144A	585,000	691,678
HBOS PLC
6.75%, 05/21/18 144A	700,000	714,000
6.00%, 11/01/33 144AΔ	690,000	592,088
HSBC Holdings PLC
6.80%, 06/01/38	2,000,000	2,450,036

Tesco PLC
6.15%, 11/15/37 144AΔ	400,000	513,612

		15,185,633

Total Foreign Bonds (Cost $86,571,968)		100,613,000

MORTGAGE-BACKED SECURITIES — 0.4%
Community Program Loan Trust
4.50%, 04/01/29	1,910,688	1,930,852
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	73,120	79,508

Total Mortgage-Backed Securities (Cost $1,769,592)		2,010,360

MUNICIPAL BONDS — 9.8%
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	4,690,000	6,678,513
Escondido Union High School District, CABS-Election 2008, General Obligation, Series C
5.37%, 08/01/46Ω†	1,875,000	340,181
5.47%, 08/01/51Ω†	2,795,000	392,530
Foothill-De Anza Community College District, California Community College, General Obligation, Series C
5.00%, 08/01/40	1,110,000	1,281,007
Massachusetts Development Finance Agency, Harvard University, Revenue Bond, Series B-1
5.00%, 10/15/40	1,230,000	1,447,636
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured)
5.16%, 06/15/45Ω†	9,800,000	1,906,296
5.17%, 06/15/46Ω†	1,240,000	228,668
5.19%, 06/15/47Ω†	400,000	70,156
Metropolitan Transportation Authority, Revenue Bond, Series E
6.81%, 11/15/40	1,020,000	1,380,570
New Jersey Transportation Trust Fund Authority, Revenue Bond, Series A
5.50%, 06/15/41	1,480,000	1,735,418
New York State Dormitory Authority, Revenue Bond, Series C
5.00%, 03/15/41	4,585,000	5,206,268
Ohio State University, Revenue Bond, Series A
4.80%, 06/01/11	1,470,000	1,672,551
Placentia-Yorba Linda Unified School District, General Obligation, Series D
5.27%, 08/01/42Ω†	905,000	196,294

See Notes to Schedules of Investments.	57

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Port Authority of New York & New Jersey, Revenue Bond
4.46%, 10/01/62	$4,990,000	$5,022,036
San Bernardino Community College District, General Obligation, Series B
5.43%, 08/01/48Ω†	2,845,000	438,187
San Francisco Public Utilities Commission, Revenue Bond, Sub-Series A
5.00%, 11/01/41	1,170,000	1,340,703
Santa Barbara Secondary High School District, General Obligation, Series A
5.10%, 08/01/40Ω†	1,500,000	382,635
Santa Barbara Unified School District, General Obligation, Series A
5.10%, 08/01/41Ω†	705,000	168,361
Southwestern Community College District, General Obligation, Series C
5.27%, 08/01/46Ω†	3,975,000	700,077
State of California, General Obligation
7.50%, 04/01/34	2,135,000	2,816,193
7.55%, 04/01/39	1,190,000	1,615,437
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	616,052
Turlock Irrigation District, Revenue Bond
5.50%, 01/01/41	2,490,000	2,843,829
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	5,912,000	6,108,515
Westside Union School District, General Obligation, Series B
5.42%, 08/01/40Ω†	1,600,000	377,264
5.51%, 08/01/45Ω†	2,170,000	390,904

Total Municipal Bonds (Cost $38,592,073)		45,356,281

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bond
3.13%, 11/15/41	16,528,000	17,610,072

U.S. Treasury STRIP
3.00%, 05/15/40Ω†	7,639,000	3,389,516

Total U.S. Treasury Obligations (Cost $20,309,790)		20,999,588

	Shares	Value
PREFERRED STOCKS — 0.1%
Ally Financial, Inc. 144AΔ	82	$76,708
Chesapeake Energy Corporation	330	26,400
El Paso Energy Capital Trust I CONV	5,350	290,719

Total Preferred Stocks (Cost $272,391)		393,827

MONEY MARKET FUNDS — 9.1%
GuideStone Money Market Fund (GS4 Class)¥	10,148,787	10,148,787
Northern Institutional Liquid Assets Portfolio§	32,085,279	32,085,279

Total Money Market Funds (Cost $42,234,066)		42,234,066

TOTAL INVESTMENTS — 106.3% (Cost $423,556,359)		493,016,423
Liabilities in Excess of Other Assets — (6.3)%		(29,015,835)

NET ASSETS — 100.0%		$464,000,588

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	59.9
Foreign Bonds	21.7
Municipal Bonds	9.8
Money Market Funds	9.1
U.S. Treasury Obligations	4.5
Asset-Backed Security	0.8
Mortgage-Backed Securities	0.4
Preferred Stocks	0.1

106.3

58	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$3,512,821	$—	$3,512,821	$—
Corporate Bonds	277,896,480	—	273,894,057	4,002,423
Foreign Bonds	100,613,000	—	100,613,000	—
Money Market Funds	42,234,066	42,234,066	—	—
Mortgage-Backed Securities	2,010,360	—	2,010,360	—
Municipal Bonds	45,356,281	—	45,356,281	—
Preferred Stocks	393,827	393,827	—	—
U.S. Treasury Obligations	20,999,588	—	20,999,588	—

Total Assets — Investments in Securities	$493,016,423	$42,627,893	$446,386,107	$4,002,423

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending September 30, 2012.

See Notes to Schedules of Investments.	59

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 98.1%
U.S. Treasury Inflationary Index Bonds
0.63%, 04/15/13	$1,590,000	$1,741,225
1.88%, 07/15/13	4,900,000	6,297,165
2.00%, 01/15/14	3,575,000	4,631,550
1.25%, 04/15/14	1,820,000	2,050,008
2.00%, 07/15/14	3,908,200	5,070,130
1.63%, 01/15/15	1,550,000	1,994,771
0.50%, 04/15/15	10,656,900	11,845,562
1.88%, 07/15/15	2,943,700	3,816,505
2.00%, 01/15/16	2,335,000	3,023,462
0.13%, 04/15/16	22,905,600	25,214,542
2.50%, 07/15/16	1,967,200	2,592,857
2.38%, 01/15/17	2,570,000	3,426,857
0.13%, 04/15/17	10,108,300	10,992,072
2.63%, 07/15/17	980,000	1,310,585
2.13%, 01/15/19	1,380,900	1,810,330
1.88%, 07/15/19	880,000	1,161,305
1.38%, 01/15/20	1,378,900	1,750,038
1.13%, 01/15/21	4,690,000	5,821,966
0.63%, 07/15/21	2,800,000	3,261,445
0.13%, 01/15/22	5,174,200	5,722,908
0.13%, 07/15/22	10,175,000	11,094,722
2.38%, 01/15/25‡‡	8,005,200	13,233,133
2.00%, 01/15/26	2,275,000	3,457,524
2.38%, 01/15/27	2,590,000	4,069,463
1.75%, 01/15/28	4,605,000	6,534,083
3.63%, 04/15/28	3,435,000	7,736,545
2.50%, 01/15/29	5,040,000	7,707,507
3.88%, 04/15/29	3,200,000	7,419,867
3.38%, 04/15/32	307,100	659,590
2.13%, 02/15/40	3,602,600	5,587,565
2.13%, 02/15/41	4,463,900	6,878,849
0.75%, 02/15/42	7,044,400	7,788,179

		185,702,310

Total U.S. Treasury Obligations (Cost $171,923,072)		185,702,310

	Shares	Value
MONEY MARKET FUND — 2.4%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $4,418,011)	4,418,011	$4,418,011

TOTAL INVESTMENTS —100.5% (Cost $176,341,083)		190,120,321
Liabilities in Excess of Other Assets — (0.5)%		(861,585)

NET ASSETS — 100.0%		$189,258,736

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	98.1
Money Market Funds	2.4
Futures Contracts	(2.5)

98.0

60	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Fund	$4,418,011	$4,418,011	$—	$—
U.S. Treasury Obligations	185,702,310	—	185,702,310	—

Total Assets — Investments in Securities	$190,120,321	$4,418,011	$185,702,310	$—

Other Financial Instruments***
Futures Contracts	$69,902	$69,902	$—	$—

Total Assets — Other Financial Instruments	$69,902	$69,902	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	61

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Par	Value
CORPORATE BONDS — 33.6%
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	$160,000	$188,400
Access Midstream Partners LP
6.13%, 07/15/22Δ	150,000	159,375
AES Corporation
9.75%, 04/15/16	10,000	12,000
8.00%, 06/01/20Δ	350,000	408,625
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	75,000	49,500
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,388
6.75%, 01/15/28	185,000	205,807
5.95%, 02/01/37	65,000	65,235
Ally Financial, Inc.
7.50%, 12/31/13	15,000	15,862
6.75%, 12/01/14	399,000	428,925
5.50%, 02/15/17	70,000	73,241
8.00%, 12/31/18	104,000	117,520
8.00%, 03/15/20Δ	200,000	235,000
7.50%, 09/15/20	415,000	477,769
8.00%, 11/01/31	345,000	403,995
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	132,000
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	150,000	152,625
American International Group, Inc.
5.45%, 05/18/17Δ	25,000	28,563
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,597
6.38%, 09/15/17Δ	120,000	144,831
Appleton Papers, Inc.
11.25%, 12/15/15	102,000	102,510
Ashton Woods USA LLC
11.00%, 06/30/15 STEP 144A@	20,800	20,072
AT&T, Inc.
3.88%, 08/15/21	60,000	68,044
6.55%, 02/15/39	220,000	299,286
Ball Corporation
5.75%, 05/15/21Δ	380,000	411,350
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	423,849
5.49%, 03/15/19	100,000	109,095
5.00%, 05/13/21	100,000	110,112
Calpine Corporation
7.88%, 01/15/23 144A	400,000	444,000
CCO Holdings LLC
7.00%, 01/15/19	230,000	250,125
6.50%, 04/30/21	190,000	204,250
Chesapeake Energy Corporation
6.78%, 03/15/19Δ	230,000	230,862
6.63%, 08/15/20Δ	5,000	5,181
6.88%, 11/15/20	5,000	5,300
2.75%, 11/15/35	80,000	76,550
2.50%, 05/15/37Δ	215,000	194,172
2.25%, 12/15/38	25,000	20,266
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	450,000
Ciena Corporation
0.88%, 06/15/17Δ	135,000	116,859
3.75%, 10/15/18 144A	415,000	437,825
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	142,600
Citigroup, Inc.
7.38%, 09/04/19(E)	380,000	618,074
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	21,825
6.80%, 11/15/15	125,000	145,688
Comcast Corporation
5.15%, 03/01/20	170,000	202,556
Concho Resources, Inc.
5.50%, 10/01/22	520,000	542,750
ConocoPhillips
6.50%, 02/01/39	30,000	43,331
Consol Energy
8.25%, 04/01/20Δ	210,000	221,025
Continental Airlines, Inc.
9.00%, 01/08/18	1,071,797	1,237,925
5.98%, 10/19/23Δ	497,041	554,201
Continental Rubber of America Corporation
4.50%, 09/15/19 144A	350,000	353,062
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	305,564
Cricket Communications, Inc.
7.75%, 05/15/16	190,000	201,400
Cummins, Inc.
5.65%, 03/01/98	1,500,000	1,576,994
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	130,000	134,550
Delta Air Lines, Inc.
9.50%, 09/15/14 144A	436,000	458,890
8.02%, 02/10/24	77,008	83,168
DISH DBS Corporation
5.88%, 07/15/22 144A	600,000	618,000
Dynegy Holdings LLC
7.75%, 06/01/19#Δ	893,000	509,010
El Paso LLC
7.75%, 01/15/32	50,000	58,481
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	121,730
8.38%, 06/15/32	75,000	108,474
El Pollo Loco, Inc.
7.75%, 07/14/17Ω†	29,625	30,292
17.00%, 01/01/18 144AΔ	177,583	183,798
Embarq Corporation
8.00%, 06/01/36	995,000	1,122,174
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	111,422
8.38%, 08/01/66†	60,000	67,706
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,331,472
Escrow GCB US Oncology
9.12%, 08/15/17+ 144A	155,000	—
EXCO Resources, Inc.
7.50%, 09/15/18Δ	200,000	188,000
FirstEnergy Corporation
7.38%, 11/15/31	325,000	426,918

62	See Notes to Schedules of Investments.

	Par	Value
Ford Motor Co.
4.25%, 11/15/16Δ	$830,000	$1,149,031
6.63%, 10/01/28Δ	850,000	953,566
Ford Motor Credit Co., LLC
12.00%, 05/15/15	100,000	124,750
5.00%, 05/15/18Δ	520,000	568,996
Freescale Semiconductor, Inc.
10.13%, 12/15/16	56,000	58,240
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	45,298
Frontier Communications Corporation
7.88%, 01/15/27	405,000	399,938
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	917,217
4.88%, 03/04/15Δ	370,000	404,064
6.50%, 09/28/15(Z)	255,000	224,487
6.75%, 09/26/16(Z)	150,000	135,500
3.15%, 09/07/22	330,000	332,183
6.75%, 03/15/32	30,000	38,545
6.88%, 01/10/39	200,000	268,155
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	897,306
Gerdau Holdings, Inc.
7.00%, 01/20/20Δ	240,000	278,400
Goldman Sachs Group, Inc.
4.75%, 10/12/21(E)	150,000	191,215
6.75%, 10/01/37	355,000	381,489
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	695,175
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	450,418
HCA, Inc.
6.38%, 01/15/15	150,000	162,375
7.19%, 11/15/15	205,000	225,500
7.50%, 12/15/23	555,000	563,325
8.36%, 04/15/24	90,000	94,725
7.69%, 06/15/25	775,000	790,500
7.58%, 09/15/25	570,000	575,700
Hercules Offshore, Inc.
10.50%, 10/15/17 144AΔ	80,000	84,700
Hiland Partners LP
7.25%, 10/01/20 144A	100,000	104,125
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω	185,000	—
ING Capital Funding Trust III
3.96%, 12/29/49†	160,000	147,843
Intel Corporation
2.95%, 12/15/35Δ	580,000	633,650
3.25%, 08/01/39	460,000	569,250
International Lease Finance Corporation
5.65%, 06/01/14	90,000	94,734
8.63%, 09/15/15Δ	450,000	514,125
5.75%, 05/15/16	215,000	229,027
5.88%, 04/01/19	135,000	143,814
6.25%, 05/15/19	230,000	248,400
iStar Financial, Inc.
5.70%, 03/01/14	62,000	62,698
6.05%, 04/15/15	20,000	19,800
5.88%, 03/15/16	22,000	21,450
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	533,812
7.40%, 04/01/37Δ	5,000	4,506
7.63%, 03/01/97Δ	1,300,000	1,114,750
Jefferies Group, Inc.
5.13%, 04/13/18	55,000	56,100
6.88%, 04/15/21	270,000	291,938
6.45%, 06/08/27	35,000	36,050
3.88%, 11/01/29	25,000	24,219
6.25%, 01/15/36	125,000	125,000
Jones Group, Inc.
6.13%, 11/15/34	135,000	111,375
JPMorgan Chase & Co.
4.50%, 01/24/22	160,000	177,821
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†Δ	350,000	443,332
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21 144AΔ	795,000	667,800
Key Energy Services, Inc.
6.75%, 03/01/21Δ	170,000	173,400
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	90,594
6.95%, 01/15/38	90,000	115,467
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,498,000
Level 3 Financing, Inc.
9.38%, 04/01/19Δ	20,000	22,300
7.00%, 06/01/20 144A	730,000	740,038
Masco Corporation
5.85%, 03/15/17	90,000	97,805
7.75%, 08/01/29	250,000	264,736
6.50%, 08/15/32Δ	175,000	181,728
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	226,200
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	723,908
6.11%, 01/29/37Δ	1,300,000	1,383,599
Midstates Petroleum Co., Inc.
10.75%, 10/01/20 144A	190,000	199,025
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	184,678
Morgan Stanley
4.75%, 04/01/14Δ	40,000	41,423
5.75%, 01/25/21	700,000	769,637
6.25%, 08/09/26	400,000	451,135
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	112,865
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,433,683
NetFlix, Inc.
8.50%, 11/15/17Δ	150,000	162,375
NewPage Corporation
11.38%, 12/31/14#Δ	125,000	79,375
Nextel Communications, Inc.
5.95%, 03/15/14	830,000	834,150
7.38%, 08/01/15	911,000	916,694
Nielsen Finance LLC
11.50%, 05/01/16	250,000	280,625
Old Republic International Corporation
3.75%, 03/15/18Δ	1,600,000	1,600,000

See Notes to Schedules of Investments.	63

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Owens Corning
7.00%, 12/01/36	$220,000	$242,133
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	840,000	827,400
Peabody Energy Corporation
6.50%, 09/15/20Δ	490,000	503,475
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	650,160
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	883,515
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	1,026,188
7.20%, 01/15/28	315,000	394,963
Plains Exploration & Production Co.
8.63%, 10/15/19	55,000	61,600
ProLogis LP
6.63%, 05/15/18Δ	15,000	17,944
QEP Resources, Inc.
6.88%, 03/01/21	290,000	329,150
Quicksilver Resources, Inc.
11.75%, 01/01/16	145,000	147,175
Qwest Capital Funding, Inc.
6.50%, 11/15/18Δ	225,000	257,379
Qwest Corporation
3.64%, 06/15/13†	100,000	100,556
7.25%, 09/15/25Δ	105,000	128,883
6.88%, 09/15/33	2,500,000	2,543,750
7.25%, 10/15/35Δ	110,000	113,300
Range Resources Corporation
6.75%, 08/01/20	510,000	563,550
Regency Energy Partners LP
5.50%, 04/15/23	450,000	456,188
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144AΔ	290,000	297,719
Republic Services, Inc.
4.75%, 05/15/23Δ	90,000	103,678
Reynolds Group Issuer, Inc.
9.00%, 04/15/19	330,000	338,250
5.75%, 10/15/20 144AΔ	60,000	60,075
Rock-Tenn Co.
4.00%, 03/01/23 144A	600,000	611,195
Ryerson, Inc.
9.00%, 10/15/17 144A	270,000	277,088
11.25%, 10/15/18 144A	130,000	130,812
SandRidge Energy, Inc.
7.50%, 02/15/23 144AΔ	250,000	258,125
Service Corporation International
7.50%, 04/01/27	75,000	79,875
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	28,299
SLM Corporation
5.38%, 01/15/13	650,000	659,862
5.38%, 05/15/14	1,000,000	1,057,022
8.45%, 06/15/18	769,000	904,511
8.00%, 03/25/20	10,000	11,600
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	79,041
6.75%, 04/16/40	450,000	522,094
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	605,934
6.50%, 09/15/17	400,000	340,000
6.90%, 12/15/17	200,000	171,000
Sprint Capital Corporation
6.88%, 11/15/28	210,000	194,250
8.75%, 03/15/32	745,000	774,800
Steel Dynamics, Inc.
7.63%, 03/15/20Δ	100,000	109,000
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	137,813
Tenet Healthcare Corporation
8.88%, 07/01/19	462,000	524,370
6.88%, 11/15/31	85,000	76,500
Tesoro Logistics LP
5.88%, 10/01/20 144A	180,000	184,950
Textron Financial Corporation
5.13%, 08/15/14Δ	30,000	31,559
Textron, Inc.
6.63%, 04/07/20(U)	130,000	245,110
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	259,027
8.25%, 04/01/19	40,000	53,760
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	110,505
Toys “R” Us, Inc.
7.38%, 10/15/18	335,000	302,338
TW Telecom Holdings, Inc.
5.38%, 10/01/22 144A	380,000	389,025
United Air Lines, Inc.
10.40%, 05/01/18Δ	578,794	667,061
6.64%, 01/02/24	238,797	249,543
Univision Communications, Inc.
7.88%, 11/01/20 144A	150,000	161,250
US Airways, Inc.
9.13%, 10/01/15	515,000	522,725
8.00%, 04/01/21	585,000	602,550
5.90%, 04/01/26Δ	335,000	354,262
USG Corporation
6.30%, 11/15/16Δ	1,250,000	1,268,750
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	255,000	260,738
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	105,000	112,612
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	25,000	26,597
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	98,098
VPI Escrow Corporation
6.38%, 10/15/20 144A	285,000	292,125
Wachovia Corporation
5.25%, 08/01/14	120,000	129,042
WellPoint, Inc.
7.00%, 02/15/19Δ	80,000	99,931
Western Union Co.
6.20%, 06/21/40	5,000	5,944
Westvaco Corporation
8.20%, 01/15/30	150,000	200,448
7.95%, 02/15/31	135,000	177,785

64	See Notes to Schedules of Investments.

	Par	Value
Weyerhaeuser Co.
8.50%, 01/15/25	$405,000	$534,239
6.95%, 10/01/27Δ	55,000	59,766
7.38%, 03/15/32Δ	370,000	440,269
6.88%, 12/15/33	490,000	570,884
Williams Cos., Inc.
7.50%, 01/15/31	60,000	75,401
WPX Energy, Inc.
6.00%, 01/15/22 144A	150,000	162,000
Wyndham Worldwide Corporation
7.38%, 03/01/20	380,000	458,503

Total Corporate Bonds (Cost $65,842,432)		75,693,922

FOREIGN BONDS — 40.0%
Argentina — 0.4%
Argentina Boden Bonds
7.00%, 10/03/15Δ	552,000	505,080
Argentine Republic Government International Bond
8.75%, 06/02/17Δ	93,000	89,838
8.28%, 12/31/33Δ	148,560	117,363
Pan American Energy LLC
7.88%, 05/07/21 144A	61,000	56,425
7.88%, 05/07/21Δ	156,000	144,300

		913,006

Australia — 1.8%
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	70,000	70,000
6.88%, 04/01/22 144AΔ	370,000	339,938
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	3,073,756
Queensland Treasury Corporation
7.13%, 09/18/17(Z)	275,000	261,638
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	190,000	260,150

		4,005,482

Bermuda — 0.7%
Qtel International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	222,300
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,323,760

		1,546,060

Brazil — 3.1%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14(B)	131,000	67,869
10.00%, 01/01/17(B)	4,207,000	2,199,620
Brazilian Government International Bond
4.88%, 01/22/21Δ	610,000	732,000
11.00%, 08/17/40Δ	115,000	147,200
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	3,399,001
Hypermarcas SA
6.50%, 04/20/21 144AΔ	150,000	158,745
Telemar Norte Leste SA
5.50%, 10/23/20 144A	110,000	116,050
5.50%, 10/23/20Δ	100,000	105,500

		6,925,985

Canada — 3.8%
Atlantic Power Corporation
9.00%, 11/15/18 144AΔ	310,000	330,925
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,977,005
Methanex Corporation
5.25%, 03/01/22	75,000	80,272
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	729,547
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,403,150
Stone Container Finance Company of Canada II Escrow
3.41%, 07/15/14+Ω†	330,000	6,600

		8,527,499

Cayman Islands — 1.3%
Braskem Finance, Ltd.
7.00%, 05/07/20	350,000	404,250
Odebrecht Finance, Ltd.
7.00%, 04/21/20 144A	300,000	340,500
6.00%, 04/05/23 144A	420,000	468,300
Petrobras International Finance Co.
6.88%, 01/20/40Δ	390,000	491,673
6.75%, 01/27/41	270,000	336,459
Suzano Trading, Ltd.
5.88%, 01/23/21 144A	250,000	250,750
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	592,000	688,424

		2,980,356

Chile — 0.6%
AES Gener SA
5.25%, 08/15/21 144A	220,000	245,139
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	120,000	144,651
4.75%, 01/11/22 144A	125,000	131,152
4.75%, 01/11/22	130,000	136,398
Colbun SA
6.00%, 01/21/20 144A	110,000	124,078
6.00%, 01/21/20	100,000	112,798
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	220,000	240,188
Inversiones CMPC SA
4.75%, 01/19/18 144A	200,000	215,153

		1,349,557

Colombia — 0.9%
Colombia Government International Bond
7.38%, 03/18/19Δ	200,000	265,500
7.38%, 09/18/37Δ	160,000	246,800
6.13%, 01/18/41Δ	140,000	190,400
Ecopetrol SA
7.63%, 07/23/19	440,000	565,879

See Notes to Schedules of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Empresa de Energia de Bogota SA
6.13%, 11/10/21 144A	$250,000	$276,250
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144AΔ	120,000	152,100
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	280,800

		1,977,729

France — 0.5%
AXA SA
6.21%, 10/29/49(E)†	210,000	227,465
Compagnie Generale de Geophysique — Veritas
9.50%, 05/15/16	650,000	705,250
Europcar Groupe SA
9.38%, 04/15/18 144A(E)	145,000	147,436

		1,080,151

Germany — 8.4%
Bundesobligation
2.00%, 02/26/16(E)	910,000	1,242,326
0.75%, 02/24/17(E)	2,880,000	3,763,933
Bundesrepublik Deutschland
4.00%, 07/04/16(E)Δ	2,000	2,933
3.75%, 01/04/19(E)	4,570,000	6,942,333
3.25%, 01/04/20(E)	4,240,000	6,321,860
Kabel Deutschland Holding AG
6.50%, 07/31/17 144A(E)	100,000	137,179
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	160,000	219,842
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	200,000	222,500
Unitymedia NRW GmbH
8.13%, 12/01/17 144A	100,000	108,000

		18,960,906

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	2

Indonesia — 0.5%
Indonesia Government International Bond
6.63%, 02/17/37	225,000	299,812
5.25%, 01/17/42Δ	570,000	651,938
Pertamina Persero PT
5.25%, 05/23/21 144A	200,000	222,750

		1,174,500

Ireland — 1.7%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	137,809
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144AΔ	200,000	212,500
Ireland Government Bond
4.50%, 10/18/18(E)	900,000	1,159,552
5.00%, 10/18/20(E)	50,000	64,316
5.40%, 03/13/25(E)	750,000	965,350
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	330,300
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/21 144A	200,000	234,760
XL Group PLC
6.25%, 05/15/27Δ	640,000	728,519

		3,833,106

Italy — 0.5%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	20,000	25,044
5.75%, 02/01/33(E)	20,000	25,732
5.00%, 08/01/34(E)	20,000	23,412
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)	129,000	106,094
Telecom Italia Capital SA
6.38%, 11/15/33Δ	855,000	784,463
6.00%, 09/30/34	150,000	133,500

		1,098,245

Luxembourg — 1.7%
ArcelorMittal
4.00%, 02/25/15	100,000	99,990
4.00%, 08/05/15Δ	140,000	139,208
6.13%, 06/01/18Δ	305,000	303,360
5.75%, 03/01/21Δ	30,000	28,628
7.25%, 10/15/39	295,000	270,618
7.00%, 03/01/41Δ	690,000	622,094
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	141,034
CSN Resources SA
6.50%, 07/21/20 144A	150,000	162,375
6.50%, 07/21/20	200,000	216,500
Dematic SA
8.75%, 05/01/16 144A	250,000	266,890
Evraz Group SA
9.50%, 04/24/18	270,000	305,146
6.75%, 04/27/18 144A	240,000	238,800
Greif Luxembourg Finance SCA
7.38%, 07/15/21 144A(E)	150,000	210,587
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	68,326
Ontex IV SA
9.00%, 04/15/19(E)	100,000	124,650
TNK-BP Finance SA
7.88%, 03/13/18Δ	290,000	352,350
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	125,000	138,279
Wind Acquisition Finance SA
7.25%, 02/15/18 144A	200,000	191,000
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)	8,783	9,029

		3,888,864

Malaysia — 0.5%
Malaysia Government Bond
3.84%, 08/12/15(R)	3,365,000	1,120,106
4.26%, 09/15/16(R)	140,000	47,537

		1,167,643

66	See Notes to Schedules of Investments.

	Par	Value
Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20	$150,000	$158,250

Mexico — 2.8%
America Movil SAB de CV 5.63%, 11/15/17	98,000	118,539
Axtel SAB de CV
7.63%, 02/01/17 144A	170,000	107,100
7.63%, 02/01/17	20,000	12,600
9.00%, 09/22/19	58,000	36,540
Grupo Televisa SAB
6.63%, 03/18/25Δ	100,000	130,508
6.63%, 01/15/40Δ	270,000	358,904
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/16	60,000	67,439
8.00%, 02/01/18Δ	330,000	371,250
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,802,459
6.50%, 06/09/22(M)	5,282,100	448,328
8.00%, 12/07/23(M)	26,500,000	2,505,542
Petroleos Mexicanos
5.50%, 01/21/21	150,000	176,625
6.50%, 06/02/41	135,000	168,952

		6,304,786

Netherlands — 1.6%
Clondalkin Acquisition BV
2.25%, 12/15/13 144A(E)†	66,000	80,785
EDP Finance BV
4.75%, 09/26/16(E)	300,000	371,403
6.00%, 02/02/18 144A	200,000	200,644
4.90%, 10/01/19 144A	300,000	280,500
Indosat Palapa Co. BV
7.38%, 07/29/20 144AΔ	100,000	114,500
7.38%, 07/29/20	100,000	114,500
Lukoil International Finance BV
6.36%, 06/07/17	200,000	228,984
6.66%, 06/07/22	270,000	325,412
LyondellBasell Industries NV
5.75%, 04/15/24Δ	260,000	297,050
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	133,003
Polish Television Holding BV
11.00%, 05/15/17 STEP 144A(E)	125,000	167,859
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†Δ	400,000	487,980
UPC Holding BV
8.00%, 11/01/16(E)	154,000	204,978
VimpelCom Holdings BV
7.50%, 03/01/22 144A	200,000	210,250
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	354,192

		3,572,040

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	67,791
4.25%, 05/19/17(K)	8,060,000	1,584,256

		1,652,047

Panama — 0.2%
AES El Salvador Trust
6.75%, 02/01/16	100,000	101,500
Panama Government International Bond
7.25%, 03/15/15	1,000	1,147
6.70%, 01/26/36Δ	296,000	417,360

		520,007

Peru — 0.8%
Peru Government Bond
7.84%, 08/12/20(P)	2,116,000	1,010,955
Peruvian Government International Bond
7.35%, 07/21/25Δ	40,000	58,800
8.75%, 11/21/33Δ	389,000	679,778
6.55%, 03/14/37Δ	8,000	11,820

		1,761,353

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	224,000

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	50,000	50,568
3.85%, 04/15/21(E)	150,000	137,601

		188,169

Russia — 0.8%
Russian Foreign Bond
7.50%, 03/31/30 STEP	932,325	1,178,925
5.63%, 04/04/42	600,000	721,560

		1,900,485

South Africa — 0.8%
Edcon Proprietary, Ltd.
3.50%, 06/15/14(E)†	320,000	384,487
South Africa Government Bond
10.50%, 12/21/26(S)	9,719,811	1,478,512

		1,862,999

Spain — 0.1%
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	98,987
Telefonica Emisiones SAU
5.13%, 04/27/20	75,000	73,781

		172,768

Supranational — 0.7%
Inter-American Development Bank
5.74%, 09/23/13(N)Ω†	15,900,000,000	1,563,749

Sweden — 0.1%
Corral Petroleum Holdings AB
15.00%, 12/31/17 PIK 144A(E)	152,577	149,993

See Notes to Schedules of Investments.	67

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Trinidad And Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	$240,000	$310,800

Turkey — 0.3%
Turkey Government International Bond
7.50%, 07/14/17Δ	100,000	120,740
7.00%, 03/11/19	100,000	121,625
6.25%, 09/26/22	345,000	413,724
6.88%, 03/17/36Δ	73,000	92,892

		748,981

United Arab Emirates — 0.7%
DP World, Ltd.
6.85%, 07/02/37 144AΔ	1,500,000	1,623,750

United Kingdom — 2.3%
Barclays Bank PLC
6.00%, 01/23/18(E)Δ	450,000	613,027
Boparan Finance PLC
9.88%, 04/30/18 144A(U)	100,000	172,784
HBOS PLC
6.75%, 05/21/18 144AΔ	500,000	510,000
6.00%, 11/01/33 144A	1,360,000	1,167,013
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	399,018
Inmarsat Finance PLC
7.38%, 12/01/17 144A	190,000	206,150
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)Δ	326,000	423,235
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	130,000	212,811
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	161,884
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	496,671
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	279,514	476,109
Vedanta Resources PLC
8.75%, 01/15/14	210,000	219,975
6.75%, 06/07/16 144AΔ	200,000	198,500

		5,257,177

Venezuela — 1.2%
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	26,260
5.75%, 02/26/16Δ	1,153,000	1,056,436
7.75%, 10/13/19Δ	360,000	312,300
9.25%, 09/15/27Δ	1,154,000	1,046,101
9.38%, 01/13/34Δ	207,000	184,748

		2,625,845

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144A	189,000	220,658

Total Foreign Bonds (Cost $85,060,829)		90,246,948

LOAN AGREEMENTS — 0.0%
Trico Shipping AS, Tranche DD
10.51%, 05/13/14Ω†@	18,802	18,708
11.13%, 05/13/14Ω†	33,104	32,938

Total Loan Agreements (Cost $51,906)		51,646

MORTGAGE-BACKED SECURITIES — 5.1%
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	249,869
Federal Home Loan Mortgage Corporation
3.50%, 08/01/42	299,054	321,833
Federal National Mortgage Association
3.00%, 10/01/27 TBA	200,000	212,000
2.50%, 11/01/27 TBA	400,000	419,500
3.00%, 10/01/42 TBA	2,000,000	2,111,250
3.50%, 10/01/42 TBA	6,600,000	7,078,500
Government National Mortgage Association
4.50%, 10/01/41 TBA	100,000	110,328
3.00%, 11/01/42 TBA	400,000	427,188
3.50%, 11/01/42 TBA	500,000	546,328

Total Mortgage-Backed Securities (Cost $11,213,469)		11,476,796

MUNICIPAL BOND — 0.2%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $330,763)	435,000	422,020

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds
3.50%, 02/15/39‡‡	3,700,000	4,248,062
4.25%, 05/15/39	40,000	51,838
4.63%, 02/15/40	140,000	192,172
3.88%, 08/15/40	30,000	36,656

		4,528,728

U.S. Treasury Notes
1.00%, 05/15/14	10,000	10,126
2.63%, 07/31/14	50,000	52,184
2.38%, 09/30/14	110,000	114,692
1.25%, 08/31/15	90,000	92,461
2.00%, 02/15/22	120,000	124,828
1.63%, 08/15/22	50,000	49,953

		444,244

Total U.S. Treasury Obligations (Cost $4,164,664)		4,972,972

68	See Notes to Schedules of Investments.

	Shares	Value
COMMON STOCKS — 0.9%
Healthcare — 0.2%
Bristol-Myers Squibb Co.Δ	15,400	$519,750

Materials & Processing — 0.3%
PPG Industries, Inc.	5,751	660,445
Rock-Tenn Co. Class AΔ	133	9,600

		670,045

Technology — 0.4%
Corning, Inc.	70,534	927,522

Total Common Stocks (Cost $1,690,745)		2,117,317

FOREIGN COMMON STOCKS — 0.5%
Netherlands — 0.2%
Royal Dutch Shell PLC ADRΔ	6,443	447,209

Norway — 0.1%
Deep Ocean Group Holding+@	8,860	160,810

Spain — 0.2%
Repsol SA ADR	15,820	305,326
Telefonica SA ADR	22,180	294,550

		599,876

Total Foreign Common Stocks (Cost $1,283,346)		1,207,895

PREFERRED STOCKS — 1.0%
Ally Financial, Inc. 144AΔ	400	374,188
Bank of America
Corporation CONV*	602	656,180
El Paso Energy
Capital Trust I CONV	500	27,169
Lucent Technologies
Capital Trust I CONV	1,891	1,096,780

Total Preferred Stocks (Cost $2,102,198)		2,154,317

RIGHTS/WARRANTS — 0.0%
Charter Communications, Inc.	110	2,860
Nortek, Inc.@Δ	184	920

Total Rights/Warrants (Cost $50,348)		3,780

MONEY MARKET FUNDS — 39.1%
GuideStone Money Market
Fund (GS4 Class)¥	59,244,673	59,244,673
Northern Institutional Liquid
Assets Portfolio§	28,854,155	28,854,155

Total Money Market Funds (Cost $88,098,828)		88,098,828

TOTAL INVESTMENTS — 122.6% (Cost $259,889,528)		276,446,441
Liabilities in Excess of Other
Assets — (22.6)%		(50,962,396)

NET ASSETS — 100.0%		$225,484,045

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Bonds	40.0
Money Market Funds	39.1
Corporate Bonds	33.6
Mortgage-Backed Securities	5.1
U.S. Treasury Obligations	2.2
Preferred Stocks	1.0
Common Stocks	0.9
Foreign Common Stocks	0.5
Municipal Bond	0.2
Loan Agreements	—	**
Rights/Warrants	—	**
Forward Foreign Currency Contracts	(1.2)
Futures Contracts	(3.0)

	118.4

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$2,117,317	$2,117,317	$—	$—
Corporate Bonds	75,693,922	—	71,237,809	4,456,113
Foreign Common Stocks	1,207,895	1,047,085	—	160,810
Foreign Bonds	90,246,948	—	88,445,820	1,801,128
Loan Agreements	51,646	—	51,646	—
Money Market Funds	88,098,828	88,098,828	—	—
Mortgage-Backed Securities	11,476,796	—	11,476,796	—
Municipal Bond	422,020	—	422,020	—
Preferred Stocks	2,154,317	2,154,317	—	—
Rights/Warrants	3,780	2,860	—	920
U.S. Treasury Obligations	4,972,972	—	4,972,972	—

Total Assets — Investments in Securities	$276,446,441	$93,420,407	$176,607,063	$6,418,971

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(228,365)	$—	$(228,365)	$—
Futures Contracts	(11,874)	(11,874)	—	—

Total Liabilities — Other Financial Instruments	$(240,239)	$(11,874)	$(228,365)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending September 30, 2012.

70	See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 53.0%
Consumer Discretionary — 5.9%
Aeropostale, Inc.*	47,190	$638,481
Amazon.com, Inc.*	3,900	991,848
American Eagle Outfitters, Inc.Δ	28,020	590,662
Arctic Cat, Inc.Δ*	3,140	130,184
AutoZone, Inc.*	1,600	591,472
Bed Bath & Beyond, Inc.*	1,900	119,700
Big Lots, Inc.*	3,100	91,698
Buckle, Inc. (The)Δ	300	13,629
Buffalo Wild Wings, Inc.*	2,010	172,337
Career Education Corporation*	8,400	31,668
Carnival CorporationΔ	5,100	185,844
CBS Corporation Class B	10,230	371,656
Chipotle Mexican Grill, Inc.Δ*	900	285,786
Coach, Inc.	2,700	151,254
Coldwater Creek, Inc.*	92,710	76,949
Costco Wholesale Corporation	14,390	1,440,799
Dick’s Sporting Goods, Inc.Δ	3,220	166,957
Dollar Tree, Inc.*	17,000	820,675
eBay, Inc.*	3,740	181,053
Estee Lauder Cos., Inc. (The) Class A	2,700	166,239
Family Dollar Stores, Inc.	6,000	397,800
Ford Motor Co.Δ	27,600	272,136
Fortune Brands Home & Security, Inc.*	9,790	264,428
Gap, Inc. (The)	7,600	271,928
Genuine Parts Co.Δ	7,900	482,137
Harley-Davidson, Inc.Δ	4,760	201,681
Harman International Industries, Inc.Δ	3,970	183,255
Hasbro, Inc.Δ	2,841	108,441
Hertz Global Holdings, Inc.Δ*	7,410	101,739
Home Depot, Inc. (The)	17,960	1,084,245
HomeAway, Inc.*	14,750	345,888
ITT Educational Services, Inc.Δ*	700	22,561
Kohl’s Corporation	3,800	194,636
Lamar Advertising Co.Δ*	8,880	329,093
Lennar Corporation Class AΔ	9,320	324,057
M/I Homes, Inc.Δ*	2,750	53,185
McDonald’s Corporation	13,000	1,192,750
McGraw-Hill Cos., Inc. (The)	5,600	305,704
Meritage Homes CorporationΔ*	2,840	108,005
NIKE, Inc. Class B	800	75,928
O’Reilly Automotive, Inc.Δ*	1,600	133,792
Panera Bread Co. Class A*	2,900	495,581
PetSmart, Inc.Δ	4,700	324,206
PulteGroup, Inc.*	6,750	104,625
RadioShack CorporationΔ	36,700	87,346
Ralph Lauren CorporationΔ	1,430	216,259
Ross Stores, Inc.	3,100	200,260
rue21, inc.Δ*	10,150	316,173
Scripps Networks Interactive, Inc. Class AΔ	900	55,107
Shutterfly, Inc.Δ*	12,070	375,618
Stamps.com, Inc.Δ*	14,180	328,125
Standard Pacific CorporationΔ*	11,270	76,185
Starbucks Corporation	10,980	557,235
Starwood Hotels & Resorts Worldwide, Inc.	7,440	431,223
Target Corporation	15,460	981,246
Tempur-Pedic International, Inc.*	3,310	98,936
TJX Cos., Inc.	2,200	98,538
Tupperware Brands Corporation	2,400	128,616
Under Armour, Inc. Class AΔ*	1,900	106,077
Urban Outfitters, Inc.*	4,540	170,522
Vera Bradley, Inc.Δ*	14,240	339,624
VF CorporationΔ	2,470	393,619
Vitamin Shoppe, Inc.Δ*	3,440	200,621
Wal-Mart Stores, Inc.	22,500	1,660,500
Whirlpool CorporationΔ	5,993	496,880
Yum! Brands, Inc.	14,460	959,276

		22,874,678

Consumer Staples — 5.5%
Campbell Soup Co.Δ	7,500	261,150
Church & Dwight Co., Inc.Δ	18,900	1,020,411
Clorox Co. (The)Δ	9,100	655,655
Coca-Cola Co. (The)	46,130	1,749,711
Colgate-Palmolive Co.	11,400	1,222,308
ConAgra Foods, Inc.	2,100	57,939
CVS Caremark Corporation	7,200	348,624
Dr. Pepper Snapple Group, Inc.Δ	9,500	423,035
General Mills, Inc.	12,300	490,155
GNC Holdings, Inc. Class AΔ	8,010	312,150
H.J. Heinz Co.Δ	11,000	615,450
Hershey Co. (The)	8,500	602,565
Hormel Foods CorporationΔ	6,800	198,832
Kellogg Co.Δ	20,710	1,069,878
Kimberly-Clark Corporation	14,000	1,200,920
Kraft Foods, Inc. Class A	1,100	45,485
Kroger Co. (The)	36,700	863,918
McCormick & Co., Inc. (Non-Voting Shares)	10,100	626,604
Mead Johnson Nutrition Co.Δ	1,560	114,317
PepsiCo, Inc.	14,900	1,054,473
Procter & Gamble Co. (The)Δ	92,630	6,424,817
Susser Holdings CorporationΔ*	2,890	104,531
Sysco CorporationΔ	14,000	437,780
Walgreen Co.	17,900	652,276
Whole Foods Market, Inc.	8,400	818,160

		21,371,144

Energy — 3.8%
Anadarko Petroleum Corporation	8,160	570,547
Cabot Oil & Gas CorporationΔ	7,220	324,178
Cameron International Corporation*	3,260	182,788
CARBO Ceramics, Inc.Δ	1,200	75,504
Chevron Corporation	26,000	3,030,560
Cobalt International Energy, Inc.*	12,490	278,152
Comstock Resources, Inc.Δ*	5,590	102,744
Concho Resources, Inc.*	6,330	599,768
EQT Corporation	12,700	749,300
Exxon Mobil Corporation	70,700	6,465,515
Gulfport Energy Corporation*	3,150	98,469
Halliburton Co.	6,040	203,488
Hess Corporation	6,370	342,196
Kinder Morgan, Inc.Δ	6,133	217,844
Marathon Oil Corporation	11,060	327,044
Occidental Petroleum Corporation	4,400	378,664
Pioneer Natural Resources Co.Δ	1,390	145,116

See Notes to Schedules of Investments.	71

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Rex Energy Corporation*	4,600	$61,410
Schlumberger, Ltd.	5,320	384,796
Spectra Energy Corporation	10,000	293,600

		14,831,683

Financial Services — 9.7%
Affiliated Managers Group, Inc.*	1,620	199,260
Allstate Corporation (The)Δ	11,300	447,593
American Tower Corporation REIT	7,210	514,722
Annaly Capital Management, Inc. REITΔ	7,400	124,616
Bank of Hawaii CorporationΔ	13,700	624,994
Bank of the Ozarks, Inc.	6,810	234,741
Brown & Brown, Inc.	12,630	329,264
Camden Property Trust REIT	2,470	159,290
Capitol Federal Financial, Inc.	196,200	2,346,552
Cardinal Financial CorporationΔ	6,250	89,375
Cardtronics, Inc.*	7,970	237,347
Chubb Corporation (The)Δ	48,400	3,691,952
Citigroup, Inc.	4,580	149,858
City National Corporation	2,900	149,379
Comerica, Inc.Δ	9,700	301,185
Commerce Bancshares, Inc.Δ	44,110	1,778,956
Cullen/Frost Bankers, Inc.Δ	13,900	798,277
Discover Financial Services	6,780	269,369
Dun & Bradstreet Corporation (The)Δ	3,600	286,632
Education Realty Trust, Inc. REITΔ	23,230	253,207
Equifax, Inc.	9,640	449,031
Factset Research Systems, Inc.Δ	5,400	520,668
Fidelity National Financial, Inc. Class A	16,830	359,994
Fidelity National Information Services, Inc.	4,110	128,314
First Niagara Financial Group, Inc.	1,300	10,517
Fiserv, Inc.*	300	22,209
Fortegra Financial CorporationΔ*	22,900	181,597
Franklin Resources, Inc.	940	117,566
General Growth Properties, Inc. REIT	7,960	155,061
Global Payments, Inc.	9,520	398,222
Hanover Capital Mortgage Holdings, Inc.*	9,130	337,901
Hanover Insurance Group, Inc.	1,540	57,380
Heartland Payment Systems, Inc.Δ	8,660	274,349
Hersha Hospitality Trust REIT	16,670	81,683
IntercontinentalExchange, Inc.*	950	126,740
JPMorgan Chase & Co.	54,756	2,216,523
KeyCorp	103,100	901,094
M&T Bank Corporation	5,900	561,444
MarketAxess Holdings, Inc.	3,650	115,340
Marsh & McLennan Cos., Inc.	80,200	2,721,186
Mastercard, Inc. Class A	900	406,332
MetroCorp Bancshares, Inc.*	14,950	158,320
National Bank Holdings Corporation Class A	9,010	175,335
New York Community Bancorp, Inc.Δ	31,500	446,040
Northern Trust CorporationΔ	77,100	3,578,596
Ocwen Financial Corporation*	18,100	496,121
OmniAmerican Bancorp, Inc.Δ*	5,250	119,333
People’s United Financial, Inc.	82,800	1,005,192
Piedmont Office Realty Trust, Inc. REIT	9,200	159,528
PNC Financial Services Group, Inc.	9,700	612,070
ProAssurance Corporation	7,230	653,881
Progressive Corporation (The)Δ	4,800	99,552
Signature BankΔ*	1,730	116,048
Simon Property Group, Inc. REIT	3,790	575,360
Summit Hotel Properties, Inc. REITΔ	20,800	177,632
Sun Communities, Inc. REITΔ	5,000	220,600
SunTrust Banks, Inc.	15,300	432,531
Texas Capital Bancshares, Inc.Δ*	5,050	251,036
Total System Services, Inc.	2,100	49,770
Travelers Cos., Inc. (The)	9,900	675,774
US BancorpΔ	90,000	2,555,488
Visa, Inc. Class A	6,740	905,047
W.R. Berkley CorporationΔ	11,400	427,386
Wells Fargo & Co.	17,040	588,391

		37,608,751

Healthcare — 9.3%
Abbott Laboratories	19,870	1,362,287
Acadia Healthcare Co., Inc.Δ*	2,650	63,202
Achillion Pharmaceuticals, Inc.Δ*	12,710	132,311
Aetna, Inc.	1,000	39,600
Air Methods CorporationΔ*	5,720	682,796
Akorn, Inc.Δ*	6,220	82,228
Alexion Pharmaceuticals, Inc.*	7,290	833,976
Allergan, Inc.	12,530	1,147,497
AmerisourceBergen Corporation	11,800	456,778
Amgen, Inc.Δ	9,600	809,472
Analogic Corporation	1,290	100,839
Ariad Pharmaceuticals, Inc.*	16,350	396,079
ArthroCare CorporationΔ*	13,150	426,060
Baxter International, Inc.	8,900	536,314
Becton, Dickinson and Co.	8,900	699,184
Biogen Idec, Inc.*	9,240	1,378,885
Bristol-Myers Squibb Co.Δ	35,200	1,188,000
C.R. Bard, Inc.	6,700	701,155
Cardinal Health, Inc.	5,700	222,129
Catamaran CorporationΔ*	2,000	195,940
Celgene Corporation*	8,100	618,840
Centene Corporation*	960	35,914
Charles River Laboratories International, Inc.*	2,150	85,140
Cooper Cos., Inc. (The)	2,810	265,433
Cubist Pharmaceuticals, Inc.*	1,730	82,486
DaVita, Inc.*	100	10,361
Edwards Lifesciences Corporation*	1,500	161,055
Eli Lilly & Co.	43,900	2,081,299
Express Scripts Holding Co.*	9,830	616,046
Fluidigm Corporation*	1,390	23,630
Forest Laboratories, Inc.Δ*	7,800	277,758
Gilead Sciences, Inc.*	8,100	537,273
Health Net, Inc.*	9,300	209,343
Henry Schein, Inc.*	2,400	190,248

72	See Notes to Schedules of Investments.

	Shares	Value
Humana, Inc.	1,390	$97,508
IDEXX Laboratories, Inc.Δ*	3,530	350,706
Incyte Corporation, Ltd.Δ*	3,180	57,399
Intuitive Surgical, Inc.*	360	178,427
Johnson & Johnson	89,700	6,181,227
Laboratory Corporation of America HoldingsΔ*	7,900	730,513
McKesson Corporation	9,430	811,263
Medivation, Inc.Δ*	1,020	57,487
MEDNAX, Inc.Δ*	4,650	346,193
Merck & Co., Inc.	58,600	2,642,860
Metropolitan Health Networks, Inc.Δ*	34,790	324,939
Myriad Genetics, Inc.*	15,300	412,947
OncoGenex Pharmaceutical, Inc.Δ*	2,550	36,134
Onyx Pharmaceuticals, Inc.Δ*	2,910	245,895
Optimer Pharmaceuticals, Inc.Δ*	1,980	27,958
Patterson Cos., Inc.Δ	15,810	541,334
Perrigo Co.Δ	1,410	163,800
Pfizer, Inc.	98,480	2,447,228
PSS World Medical, Inc.Δ*	10,670	243,063
Quest Diagnostics, Inc.Δ	1,900	120,517
Spectrum Pharmaceuticals, Inc.Δ*	12,930	151,281
St. Jude Medical, Inc.	9,060	381,698
Stryker CorporationΔ	10,000	556,600
Synageva Biopharma Corporation*	2,080	111,134
Team Health Holdings, Inc.*	15,080	409,120
Teleflex, Inc.	3,990	274,672
United Therapeutics CorporationΔ*	900	50,292
UnitedHealth Group, Inc.	10,200	565,182
Vertex Pharmaceuticals, Inc.*	1,800	100,710
Viropharma, Inc.Δ*	2,380	71,924
WellCare Health Plans, Inc.*	5,680	321,204
WellPoint, Inc.Δ	700	40,607
Zimmer Holdings, Inc.	4,000	270,480

		35,971,860

Materials & Processing — 1.7%
Air Products & Chemicals, Inc.	22,000	1,819,400
Celanese Corporation	2,800	106,148
CF Industries Holdings, Inc.	1,960	435,590
Cliffs Natural Resources, Inc.Δ	8,540	334,170
Crown Holdings, Inc.*	5,140	188,895
E.I. du Pont de Nemours & Co.Δ	8,500	427,295
Fastenal Co.	4,800	206,352
Freeport-McMoRan Copper & Gold, Inc.	16,220	641,988
Metals USA Holdings Corporation*	7,480	100,008
Monsanto Co.	3,690	335,864
Mosaic Co. (The)	4,670	269,039
Newmont Mining Corporation	13,700	767,337
Nucor CorporationΔ	3,030	115,928
PPG Industries, Inc.	2,600	298,584
Rock-Tenn Co. Class A	2,280	164,570
Sherwin-Williams Co. (The)	2,300	342,493

		6,553,661

Producer Durables — 4.4%
3M Co.	4,500	415,890
ADT Corporation (The)*	26,800	964,800
Agilent Technologies, Inc.	9,230	354,893
Alaska Air Group, Inc.*	5,410	189,675
AMETEK, Inc.	4,230	149,954
Automatic Data Processing, Inc.	19,300	1,132,138
B/E Aerospace, Inc.*	3,460	145,666
C.H. Robinson Worldwide, Inc.	5,100	298,605
Caterpillar, Inc.	1,330	114,433
Clean Harbors, Inc.Δ*	5,300	258,905
Corporate Executive Board Co. (The)	2,830	151,773
Corrections Corporation of America	4,840	161,898
Cummins, Inc.	4,290	395,581
Deere & Co.Δ	5,760	475,142
Eaton CorporationΔ	4,030	190,458
General Dynamics Corporation	3,700	244,644
Honeywell International, Inc.	4,270	255,132
Huron Consulting Group, Inc.Δ*	8,920	310,594
Lockheed Martin Corporation	5,200	485,576
Mettler Toledo International, Inc.*	200	34,148
Middleby CorporationΔ*	800	92,512
MSC Industrial Direct Co., Inc. Class A	1,100	74,206
Northrop Grumman Corporation	2,400	159,432
OSI Systems, Inc.*	4,290	333,934
Paychex, Inc.Δ	14,700	489,363
Raytheon Co.	15,200	868,832
Republic Services, Inc.	40,100	1,103,151
Rockwell Collins, Inc.Δ	13,974	749,565
SPX Corporation	5,110	334,245
Stericycle, Inc.*	10,010	906,105
Thermon Group Holdings, Inc.*	6,920	172,931
Titan International, Inc.Δ	5,210	92,009
Trimble Navigation, Ltd.*	4,390	209,227
Union Pacific Corporation	1,230	146,001
United Parcel Service, Inc. Class B	20,800	1,488,656
United Technologies Corporation	800	62,632
US Airways Group, Inc.Δ*	21,060	220,288
Verisk Analytics, Inc. Class A*	11,390	542,278
Waste Management, Inc.	71,000	2,277,680
Werner Enterprises, Inc.Δ	2,800	59,836

		17,112,788

Technology — 4.8%
Akamai Technologies, Inc.*	3,850	147,301
Altera Corporation	10,490	356,503
Analog Devices, Inc.	11,800	462,442
Apple, Inc.	1,050	700,623
Applied Materials, Inc.	111,200	1,241,548
Broadcom Corporation Class A*	20,450	707,161
Cirrus Logic, Inc.*	5,270	202,315
Cisco Systems, Inc.	53,400	1,019,406
Citrix Systems, Inc.*	2,540	194,488
Cognizant Technology Solutions Corporation Class A*	860	60,131

See Notes to Schedules of Investments.	73

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Digimarc Corporation	9,270	$206,257
Electronic Arts, Inc.*	12,490	158,498
EMC Corporation*	14,570	397,324
F5 Networks, Inc.Δ*	2,800	293,160
Fortinet, Inc.*	9,570	231,020
Fusion-io, Inc.Δ*	2,980	90,205
Google, Inc. Class A*	1,500	1,131,750
GSI Group, Inc.Δ*	4,780	42,590
IAC/InterActiveCorp	12,100	629,926
Intel Corporation	21,200	480,816
International Business Machines Corporation	5,900	1,223,955
Intuit, Inc.	8,600	506,368
Linear Technology Corporation	19,300	614,705
Manhattan Associates, Inc.*	3,310	189,564
Maxim Integrated Products, Inc.	8,900	236,918
MEMC Electronic Materials, Inc.Δ*	44,400	122,100
Microchip Technology, Inc.Δ	2,800	91,672
Microsoft Corporation	36,900	1,098,882
Molex, Inc.	115,600	2,510,832
Monolithic Power Systems, Inc.Δ*	3,810	75,247
Power Integrations, Inc.Δ	2,290	69,685
QUALCOMM, Inc.	2,900	181,221
Red Hat, Inc.*	200	11,388
Remark Media, Inc.Δ*	10,130	17,018
Riverbed Technology, Inc.*	18,820	437,941
SAIC, Inc.	7,100	85,484
Silicon Laboratories, Inc.*	8,400	308,784
Sourcefire, Inc.Δ*	3,920	192,198
Synchronoss Technologies, Inc.Δ*	2,460	56,334
Synopsys, Inc.*	8,600	283,972
Take-Two Interactive Software, Inc.Δ*	21,480	224,036
Tech Data Corporation*	300	13,590
Texas Instruments, Inc.	2,300	63,365
TIBCO Software, Inc.*	5,580	168,683
Tyler Technologies, Inc.Δ*	2,880	126,778
Ultratech, Inc.*	1,660	52,091
VeriSign, Inc.Δ*	5,100	248,319
Xilinx, Inc.Δ	10,800	360,828

		18,325,422

Utilities — 7.9%
AGL Resources, Inc.	44,456	1,818,695
American Electric Power Co., Inc.	11,600	509,704
American Water Works Co., Inc.	15,600	578,136
AT&T, Inc.Δ	104,300	3,932,110
CenterPoint Energy, Inc.Δ	10,800	230,040
CenturyLink, Inc.	29,400	1,187,760
Cincinnati Bell, Inc.Δ*	40,680	231,876
Consolidated Edison, Inc.Δ	29,600	1,772,744
Dominion Resources, Inc.	23,300	1,233,502
DTE Energy Co.	4,600	275,724
Duke Energy Corporation	8,000	518,400
Entergy CorporationΔ	4,200	291,060
Exelon CorporationΔ	5,400	192,132
NextEra Energy, Inc.	4,100	288,353
NiSource, Inc.	5,100	129,948
NV Energy, Inc.	129,700	2,335,897
ONEOK, Inc.	8,700	420,297
PG&E Corporation	66,100	2,820,487
Piedmont Natural Gas Co., Inc.Δ	71,300	2,315,824
Pinnacle West Capital Corporation	6,100	322,080
Public Service Enterprise Group, Inc.	13,200	424,776
Questar Corporation	26,600	540,778
Sempra Energy	16,600	1,070,534
Southern Co. (The)Δ	22,200	1,023,198
tw telecom, Inc.*	9,300	242,451
UGI Corporation	16,000	508,000
Verizon Communications, Inc.	26,800	1,221,276
WGL Holdings, Inc.Δ	94,200	3,791,550
Wisconsin Energy Corporation	2,600	97,942
Xcel Energy, Inc.	8,500	235,535

		30,560,809

Total Common Stocks (Cost $187,364,963)		205,210,796

EQUITY LINKED SECURITIES — 0.7%
Credit Suisse New York NY	20,500	1,360,584
Goldman Sachs Group, Inc. (The)	12,900	922,066
UBS AG	48,536	620,145

Total Equity Linked Securities (Cost $2,834,795)		2,902,795

FOREIGN COMMON STOCKS — 5.3%
Argentina — 0.0%
MercadoLibre, Inc.Δ	1,220	100,711

Bermuda — 0.5%
Alterra Capital Holdings, Ltd.Δ	4,900	117,306
American Safety Insurance Holdings, Ltd.Δ*	10,090	188,582
Credicorp, Ltd.	1,180	147,830
Everest Re Group, Ltd.	10,600	1,133,776
Invesco, Ltd.	19,530	488,055

		2,075,549

Brazil — 0.2%
Embraer SA ADR	21,670	576,855

Canada — 0.5%
Bank of Nova ScotiaΔ	5,180	283,968
Bellatrix Exploration, Ltd.*	11,470	46,552
Eldorado Gold Corporation	30,930	471,373
Enbridge, Inc.	5,560	217,007
Epsilon Energy, Ltd.Δ*	23,260	49,686
Goldcorp, Inc.Δ	3,830	175,605
HudBay Minerals, Inc.	6,510	64,100
QLT, Inc.Δ*	8,010	62,398
Silver Wheaton Corporation	3,670	145,736
Silvercrest Mines, Inc.*	16,323	46,158
Trioil Resources, Ltd.*	20,400	51,877
Yamana Gold, Inc.	13,550	258,940
YM Biosciences, Inc.*	12,660	23,294

		1,896,694

China — 0.3%
China Petroleum & Chemical Corporation Class H	119,620	111,690
Ctrip.com International, Ltd. ADRΔ*	8,980	151,582
Golden Eagle Retail Group, Ltd.	28,420	55,784
New Oriental Education & Technology Group ADR	10,000	166,700

74	See Notes to Schedules of Investments.

	Shares	Value
Parkson Retail Group, Ltd.	121,950	$102,227
Sina Corporation*	2,520	162,994
Tencent Holdings, Ltd.	8,750	298,135

		1,049,112

France — 0.2%
Total SA	17,900	887,892

Germany — 0.3%
Adidas AG	4,409	361,703
Siemens AG	6,200	618,343

		980,046

Guernsey — 0.0%
Tetragon Financial Group, Ltd.	5,970	50,984

Hong Kong — 0.2%
AIA Group, Ltd.	38,105	142,021
Michael Kors Holdings, Ltd.*	8,790	467,452

		609,473

India — 0.0%
ICICI Bank, Ltd. ADRΔ	3,080	123,631

Ireland — 0.4%
Accenture PLC, Class A	11,600	812,348
Covidien PLC	10,060	597,765
Elan Corporation PLC ADRΔ*	15,650	167,768
Shire PLC ADR	730	64,751

		1,642,632

Israel — 0.0%
SodaStream International, Ltd.*	2,170	84,999

Japan — 0.2%
Honda Motor Co., Ltd.	23,800	731,017

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	16,260	491,215

Mexico — 0.1%
Cemex SAB de CV ADRΔ	13,970	116,370
Compartamos SAB de CV	90,409	105,849
Grupo Financiero Santander Mexico SAB de CV ADR Series B*	9,540	130,698

		352,917

Netherlands — 0.6%
NXP Semiconductor NV*	8,880	222,089
Royal Dutch Shell PLC Class A	62,500	2,160,490

		2,382,579

Philippines — 0.1%
Metropolitan Bank & Trust	114,400	253,674

Spain — 0.1%
Inditex SA	2,330	289,326

Switzerland — 0.5%
ABB, Ltd. ADR	13,300	248,710
ACE, Ltd.	2,400	181,440
Roche Holding AG ADR	2,340	109,957
Tyco International, Ltd.*	56,900	1,559,060

		2,099,167

United Kingdom — 1.0%
Aon PLC	4,700	245,763
ASOS PLC*	4,770	169,227
BP PLC	70,100	494,108
Ophir Energy PLC*	24,641	241,926
Unilever PLC ADRΔ	12,040	439,701
Vodafone Group PLC	592,800	1,682,378
Vodafone Group PLC ADR	22,200	632,589

		3,905,692

Total Foreign Common Stocks (Cost $19,739,726)		20,584,165

EXCHANGE TRADED FUND — 0.0%
ETFS Platinum Trust* (Cost $112,722)	680	111,098

PREFERRED STOCKS — 3.3%
Apache CorporationΔ*	19,300	938,945
Bank of America Corporation*	200	218,000
Health Care REIT, Inc.*	30,700	1,692,184
MetLife, Inc.*	11,800	814,672
Stanley Black & Decker, Inc.*	23,200	2,914,384
Wells Fargo & Co.*	5,000	6,190,000

Total Preferred Stocks (Cost $11,471,547)		12,768,185

RIGHT/WARRANT — 0.0%
Kinder Morgan, Inc.* (Cost $16,925)	8,672	30,265

MASTER LIMITED PARTNERSHIPS — 1.0%
El Paso Pipeline Partners LP	62,800	2,337,416
Spectra Energy Partners LP	54,100	1,722,003

Total Master Limited Partnerships (Cost $3,830,052)		4,059,419

MONEY MARKET FUNDS — 25.0%
GuideStone Money Market
Fund (GS4 Class)¥	36,909,515	36,909,515
Northern Institutional Liquid Assets Portfolio§	59,862,871	59,862,871

Total Money Market Funds (Cost $96,772,386)		96,772,386

	Par
CORPORATE BONDS — 24.0%
Advanced Micro Devices, Inc.
6.00%, 05/01/15Δ	$2,015,000	2,057,819
Affiliated Managers Group, Inc.
3.95%, 08/15/38	1,605,000	1,796,597
Alere, Inc.
3.00%, 05/15/16Δ	1,375,000	1,305,391
Alliant Techsystems, Inc.
3.00%, 08/15/24Δ	855,000	884,925
American Axle & Manufacturing, Inc.
7.88%, 03/01/17Δ	350,000	365,750
AmeriGas Finance LLC
6.75%, 05/20/20	300,000	321,000
Amgen, Inc.
0.38%, 02/01/13Δ	1,070,000	1,195,725
ARAMARK Corporation
8.50%, 02/01/15	500,000	512,505
Archer-Daniels-Midland Co.
0.88%, 02/15/14	1,070,000	1,076,019
Arris Group, Inc.
2.00%, 11/15/26	1,340,000	1,396,950
Avis Budget Group, Inc.
3.50%, 10/01/14	1,110,000	1,360,444
Boston Properties LP
3.63%, 02/15/14 144A	965,000	1,054,262

See Notes to Schedules of Investments.	75

DFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bristow Group, Inc.
3.00%, 06/15/38Δ	$800,000	$829,000
CCO Holdings LLC
5.25%, 09/30/22Δ	300,000	303,000
CenturyLink, Inc.
5.80%, 03/15/22	200,000	218,029
Charles River Laboratories International, Inc.
2.25%, 06/15/13	1,605,000	1,638,103
Chesapeake Energy Corporation
2.50%, 05/15/37Δ	1,950,000	1,761,094
CIT Group, Inc.
5.00%, 05/15/17Δ	240,000	257,400
5.00%, 08/15/22	400,000	418,166
Covanta Holding Corporation
3.25%, 06/01/14	950,000	1,113,281
DaVita, Inc.
6.63%, 11/01/20Δ	500,000	536,875
Electronic Arts, Inc.
0.75%, 07/15/16	1,445,000	1,325,788
Euronet Worldwide, Inc.
3.50%, 10/15/25	1,000,000	1,001,250
Exterran Holdings, Inc.
4.25%, 06/15/14	2,035,000	2,303,366
Frontier Communications Corporation
8.50%, 04/15/20Δ	450,000	510,750
General Cable Corporation
0.88%, 11/15/13	1,600,000	1,603,000
General Electric Capital Corporation
6.25%, 12/31/99†Δ	2,100,000	2,225,945
Gilead Sciences, Inc.
1.00%, 05/01/14	300,000	453,000
Goodrich Petroleum Corporation
5.00%, 10/01/29	2,175,000	2,048,578
Goodyear Tire & Rubber Co.
7.00%, 05/15/22Δ	325,000	346,125
Greenbrier Cos., Inc.
3.50%, 04/01/18Δ	450,000	408,656
Griffon Corporation
4.00%, 01/15/17 144A	350,000	357,438
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	1,540,000	1,801,800
Hanesbrands, Inc.
6.38%, 12/15/20Δ	500,000	545,000
Health Care REIT, Inc.
3.00%, 12/01/29	1,070,000	1,274,638
Helix Energy Solutions Group, Inc.
3.25%, 12/15/25Δ	1,340,000	1,350,887
Hercules Offshore, Inc.
3.38%, 06/01/38 STEP	490,000	493,675
Hologic, Inc.
2.00%, 12/15/37 STEPΔ	1,009,000	1,005,847
2.00%, 03/01/42 STEPΔ	1,765,000	1,726,391
Hornbeck Offshore Services, Inc.
1.63%, 11/15/26 STEPΔ	1,605,000	1,669,200
Host Hotels & Resorts LP
3.25%, 04/15/24 144A@Δ	2,976,000	3,394,500
Iconix Brand Group, Inc.
2.50%, 06/01/16 144A	1,605,000	1,602,994
Illumina, Inc.
0.25%, 03/15/16 144A	1,605,000	1,503,684
Integra Lifesciences Holdings Corporation
1.63%, 12/15/16Δ	1,100,000	1,126,125
Intel Corporation
2.95%, 12/15/35Δ	992,000	1,083,760
Janus Capital Group, Inc.
3.25%, 07/15/14Δ	2,257,000	2,399,473
Jarden Corporation
7.50%, 05/01/17Δ	500,000	575,000
L-3 Communications Holdings, Inc.
3.00%, 08/01/35Δ	1,568,000	1,579,760
Leap Wireless International, Inc.
4.50%, 07/15/14	2,275,000	2,178,312
Lennar Corporation
2.00%, 12/01/20 144A	1,500,000	2,030,625
Liberty Interactive LLC
3.13%, 03/30/23	750,000	1,059,375
LifePoint Hospitals, Inc.
3.50%, 05/15/14	4,589,000	5,010,614
Limited Brands, Inc.
5.63%, 02/15/22	200,000	216,500
Linear Technology Corporation
3.00%, 05/01/27	1,250,000	1,300,781
Live Nation Entertainment, Inc.
2.88%, 07/15/27Δ	1,250,000	1,232,812
Mediacom LLC
7.25%, 02/15/22	350,000	377,125
Medtronic, Inc.
1.63%, 04/15/13	1,070,000	1,078,694
Meritor, Inc.
4.63%, 03/01/26 STEPΔ	900,000	809,438
Microchip Technology, Inc.
2.13%, 12/15/37	618,000	779,452
Micron Technology, Inc.
1.88%, 06/01/14Δ	1,745,000	1,734,094
NBTY, Inc.
9.00%, 10/01/18	500,000	558,750
NuVasive, Inc.
2.75%, 07/01/17Δ	1,475,000	1,415,078
Omnicare, Inc.
3.25%, 12/15/35	1,785,000	1,771,612
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	1,925,000	1,896,125
Prologis LP
3.25%, 03/15/15	1,250,000	1,408,594
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12	302,000	414,306
Reynolds Group Issuer, Inc.
9.88%, 08/15/19Δ	250,000	267,188
Rovi Corporation
2.63%, 02/15/40	400,000	397,750
Sally Holdings LLC
5.75%, 06/01/22	200,000	214,000
SanDisk Corporation
1.00%, 05/15/13Δ	1,180,000	1,171,888
SBA Communications Corporation
1.88%, 05/01/13	355,000	541,375
Steel Dynamics, Inc.
5.13%, 06/15/14	1,150,000	1,208,219

76	See Notes to Schedules of Investments.

	Par	Value
Terex Corporation
6.50%, 04/01/20	$250,000	$260,625
Teva Pharmaceutical Finance Co. LLC
0.25%, 02/01/26Δ	1,000,000	1,062,500
Trinity Industries, Inc.
3.88%, 06/01/36	2,035,000	2,112,584
tw telecom, Inc.
2.38%, 04/01/26Δ	2,270,000	3,223,400
WebMD Health Corporation
2.50%, 01/31/18	750,000	622,969
XM Satellite Radio, Inc.
7.00%, 12/01/14 144A	250,000	393,281

Total Corporate Bonds
(Cost $87,157,264)		92,867,031

FOREIGN BONDS — 1.1%
Canada — 0.4%
PetroBakken Energy, Ltd.
3.13%, 02/08/16	1,400,000	1,391,600

Luxembourg — 0.2%
ArcelorMittal
5.00%, 05/15/14	855,000	876,375

Netherlands — 0.4%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17	1,500,000	1,516,740

United Kingdom — 0.1%
Virgin Media Finance PLC
5.25%, 02/15/22Δ	400,000	422,000

Total Foreign Bonds
(Cost $4,176,837)		4,206,715

	Number of Contracts
PURCHASED OPTION — 0.0%
United States Oil Fund LP, Strike Price $35.00, Expires
10/26/12 (KS)
(Cost $11,193)	87	12,615

TOTAL INVESTMENTS — 113.4%
(Cost $413,488,410)		439,525,470

	Shares
COMMON STOCKS SOLD SHORT — (6.9)%
Consumer Discretionary — (1.5)%
AutoNation, Inc.*	(5,190)	(226,647)
Deckers Outdoor Corporation*	(3,080)	(112,851)
Dunkin’ Brands Group, Inc.	(10,850)	(316,766)
Expedia, Inc.	(3,800)	(219,792)
Fossil, Inc.*	(1,050)	(88,935)
Genesco, Inc.*	(2,090)	(139,466)
Goodyear Tire & Rubber Co. (The)*	(4,320)	(52,661)
Jos. A. Bank Clothiers, Inc.*	(1,570)	(76,114)
Life Time Fitness, Inc.*	(2,940)	(134,476)
Lowes Cos., Inc.	(21,460)	(648,950)
Lumber Liquidators Holdings, Inc.*	(2,860)	(144,945)
Macy’s, Inc.	(7,140)	(268,607)
Marriott International, Inc. Class A	(23,050)	(901,255)
Mattel, Inc.	(6,080)	(215,718)
McDonald’s Corporation	(4,770)	(437,648)
Men’s Wearhouse, Inc. (The)	(1,890)	(65,073)
Netflix, Inc.*	(1,060)	(57,706)
NIKE, Inc. Class B	(1,790)	(169,889)
Nordstrom, Inc.	(1,810)	(99,876)
O’Reilly Automotive, Inc.*	(3,320)	(277,618)
PetSmart, Inc.	(2,140)	(147,617)
Skechers USA, Inc. Class A*	(4,350)	(88,740)
Tiffany & Co.	(6,240)	(386,131)
TJX Cos., Inc.	(3,530)	(158,109)
Wal-Mart Stores, Inc.	(4,100)	(302,580)
Whirlpool Corporation	(1,440)	(119,390)
Wolverine World Wide, Inc.	(1,630)	(72,323)

		(5,929,883)

Consumer Staples — (0.4)%
Dr. Pepper Snapple Group, Inc.	(5,080)	(226,212)
Green Mountain Coffee Roasters, Inc.*	(10,310)	(244,863)
H.J. Heinz Co.	(3,830)	(214,288)
Kraft Foods Group, Inc.*	(3,030)	(135,290)
Kroger Co. (The)	(9,070)	(213,508)
Sysco Corporation	(14,390)	(449,975)

		(1,484,136)

Energy — (0.7)%
Apache Corporation	(4,790)	(414,191)
Berry Petroleum Co. Class A	(3,810)	(154,800)
CARBO Ceramics, Inc.	(1,190)	(74,875)
Chesapeake Energy Corporation	(7,370)	(139,072)
Chevron Corporation	(1,650)	(192,324)
ConocoPhillips	(9,450)	(540,351)
CONSOL Energy, Inc.	(4,000)	(120,200)
Diamond Offshore Drilling, Inc.	(3,270)	(215,199)
Green Plains Renewable Energy, Inc.*	(6,900)	(40,434)
Helmerich & Payne, Inc.	(4,590)	(218,530)
Oasis Petroleum, Inc.*	(5,550)	(163,558)
Patterson-UTI Energy, Inc.	(9,670)	(153,173)
Southwestern Energy Co.*	(1,570)	(54,605)
Ultra Petroleum Corporation*	(10,880)	(239,142)
		(2,720,454)

Financial Services — (1.5)%
Alliance Data Systems Corporation*	(1,440)	(204,408)
Ameriprise Financial, Inc.	(3,520)	(199,549)
Apartment Investment & Management Co. Class A REIT	(7,810)	(202,982)
BanCorpSouth, Inc.	(11,340)	(167,152)
Boston Private Financial Holdings, Inc.	(16,670)	(159,865)
Cincinnati Financial Corporation	(5,070)	(192,102)
City National Corporation	(3,230)	(166,377)
Fiserv, Inc.*	(5,770)	(427,153)
HCC Insurance Holdings, Inc.	(12,080)	(409,391)
Jack Henry & Associates, Inc.	(10,110)	(383,169)
Legg Mason, Inc.	(4,480)	(110,566)
Lender Processing Services, Inc.	(6,600)	(184,074)
Mastercard, Inc. Class A	(1,000)	(451,480)
MSCI, Inc.*	(12,260)	(438,786)
Northern Trust Corporation	(1,890)	(87,724)
Progressive Corporation (The)	(9,950)	(206,363)
State Street Corporation	(5,110)	(214,416)
T Rowe Price Group, Inc.	(8,090)	(512,097)

See Notes to Schedules of Investments.	77

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tanger Factory Outlet Centers REIT	(5,490)	$(177,492)
TD Ameritrade Holding Corporation	(9,460)	(145,400)
Valley National Bancorp	(19,760)	(197,995)
Vornado Realty Trust REIT	(3,750)	(303,938)
W.R. Berkley Corporation	(4,710)	(176,578)
Western Union Co. (The)	(13,970)	(254,533)

		(5,973,590)

Healthcare — (0.8)%
Aetna, Inc.	(3,850)	(152,460)
AmerisourceBergen
Corporation	(3,550)	(137,420)
Baxter International, Inc.	(2,740)	(165,112)
Becton, Dickinson and Co.	(5,600)	(439,936)
Bristol-Myers Squibb Co.	(10,480)	(353,700)
C.R. Bard, Inc.	(850)	(88,953)
DENTSPLY International, Inc.	(2,200)	(83,908)
Johnson & Johnson	(10,960)	(755,253)
Kindred Healthcare, Inc.*	(4,850)	(55,193)
Medtronic, Inc.	(8,280)	(357,034)
Myriad Genetics, Inc.*	(2,480)	(66,935)
Seattle Genetics, Inc.*	(1,210)	(32,610)
Thermo Fisher Scientific, Inc.	(1,370)	(80,597)
Varian Medical Systems, Inc.*	(3,870)	(233,438)

		(3,002,549)

Materials & Processing — (0.7)%
Alcoa, Inc.	(50,470)	(446,659)
Allegheny Technologies, Inc.	(2,860)	(91,234)
Allied Nevada Gold Corporation*	(2,880)	(112,493)
Ball Corporation	(4,500)	(190,395)
Compass Minerals International, Inc.	(5,080)	(378,917)
Fastenal Co.	(3,580)	(153,904)
Intrepid Potash, Inc.*	(2,760)	(59,285)
Molycorp, Inc.*	(3,140)	(36,110)
Newmont Mining Corporation	(990)	(55,450)
Praxair, Inc.	(2,080)	(216,070)
Schnitzer Steel Industries, Inc.	(4,240)	(119,356)
Scotts Miracle-Gro Co. (The)	(5,410)	(235,173)
Sherwin Williams Co. (The)	(990)	(147,421)
Sigma-Aldrich Corporation	(2,180)	(156,894)
Steel Dynamics, Inc.	(8,420)	(94,557)
United States Steel Corporation	(6,410)	(122,239)

		(2,616,157)

Producer Durables — (0.7)%
Dover Corporation	(2,820)	(167,762)
Emerson Electric Co.	(6,860)	(331,132)
FedEx Corporation	(1,600)	(135,392)
GrafTech International, Ltd.*	(6,160)	(55,378)
Kennametal, Inc.	(1,510)	(55,991)
Lindsay Corporation	(1,130)	(81,326)
Mettler-Toledo International, Inc.*	(1,040)	(177,570)
PACCAR, Inc.	(11,730)	(469,493)
Parker Hannifin Corporation	(1,820)	(152,116)
Paychex, Inc.	(12,280)	(408,801)
Rockwell Automation, Inc.	(860)	(59,813)
Rockwell Collins, Inc.	(6,870)	(368,507)
Southwest Airlines Co.	(24,660)	(216,268)
Stanley Black & Decker, Inc.	(1,430)	(109,038)

		(2,788,587)

Technology — (0.6)%
Activision Blizzard, Inc.	(11,440)	(129,043)
ADTRAN, Inc.	(3,100)	(53,568)
Applied Materials, Inc.	(13,110)	(146,373)
Autodesk, Inc.*	(1,770)	(59,065)
Ceva, Inc.*	(1,330)	(19,125)
Linear Technology Corporation	(9,160)	(291,746)
MicroStrategy, Inc. Class A*	(1,040)	(139,433)
NetApp, Inc.*	(7,680)	(252,518)
Oracle Corporation	(5,640)	(177,604)
Parametric Technology Corporation*	(3,800)	(82,840)
Plantronics, Inc.	(2,270)	(80,199)
Polycom, Inc.*	(20,120)	(198,584)
Syntel, Inc.	(900)	(56,169)
Tech Data Corporation*	(6,520)	(295,356)
Teradata Corporation*	(950)	(71,640)
VeriFone Systems, Inc.*	(2,070)	(57,650)

		(2,110,913)

Total Common Stocks Sold Short
(Cost $(26,535,685))		(26,626,269)

FOREIGN COMMON STOCKS SOLD SHORT — (1.4)%
Bermuda — (0.1)%
Montpelier Re Holdings Ltd	(10,400)	(230,152)

Canada — (0.3)%
Bank of Montreal	(3,350)	(197,784)
Detour Gold Corporation*	(2,130)	(59,430)
EnCana Corporation	(8,910)	(195,307)
Magna International, Inc.	(2,280)	(98,633)
Research In Motion, Ltd.*	(7,780)	(58,350)
Teck Resources, Ltd. Class B	(3,670)	(108,082)
Tim Hortons, Inc.	(4,180)	(217,485)
Valeant Pharmaceuticals International, Inc.*	(1,180)	(65,219)

		(1,000,290)

Chile — (0.1)%
Banco Santander Chile ADR	(3,150)	(230,706)

China — (0.1)%
Aluminum Corporation of China, Ltd. Class H	(119,700)	(49,553)
BYD Co., Ltd.	(32,400)	(56,493)
Mindray Medical International, Ltd. ADR	(5,090)	(171,075)
PetroChina Co., Ltd. Class H	(85,720)	(112,317)

		(389,438)

Colombia — (0.1)%
BanColombia SA ADR	(2,920)	(174,353)
Ecopetrol SA ADR	(2,340)	(137,896)

		(312,249)

Finland — 0.0%
Nokia OYJ ADR	(74,120)	(190,488)

France — (0.1)%
PPR	(997)	(152,975)
Sanofi ADR	(3,880)	(167,072)

		(320,047)

Germany — (0.1)%
Daimler AG	(5,281)	(255,608)
SGL Carbon SE	(2,180)	(87,376)

		(342,984)

78	See Notes to Schedules of Investments.

	Shares	Value
Hong Kong — 0.0%
Hong Kong Exchanges and Clearing, Ltd.	(3)	$(45)

India — 0.0%
HDFC Bank, Ltd. ADR	(3,630)	(136,416)
Infosys, Ltd. ADR	(1,630)	(79,120)

		(215,536)

Ireland — (0.1)%
Seagate Technology PLC	(7,450)	(230,950)

Israel — (0.1)%
Check Point Software Technologies, Ltd.*	(4,520)	(217,683)

Japan — 0.0%
Takeda Pharmaceutical Co., Ltd.	(2,310)	(106,413)

Mexico — 0.0%
Grupo Financiero Banorte SAB de CV	(21,170)	(119,651)

Netherlands — 0.0%
Vistaprint NV*	(4,050)	(138,308)

South Africa — 0.0%
Gold Fields, Ltd. ADR	(5,900)	(75,815)

Sweden — 0.0%
Hennes & Mauritz AB Class B	(4,560)	(158,414)

Switzerland — (0.2)%
Cie Financiere Richemont SA	(2,510)	(150,520)
Novartis AG ADR	(6,300)	(385,938)
Swatch Group AG (The)	(1,037)	(413,697)

		(950,155)

United Kingdom — (0.1)%
AstraZeneca PLC ADR	(4,710)	(225,421)
Manchester United PLC Class A*	(3,210)	(40,863)
Next PLC	(2,995)	(166,854)

		(433,138)

Total Foreign Common Stocks Sold Short (Cost $(5,670,839))		(5,662,462)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.4)%
Health Care Select Sector SPDR Fund	(6,870)	(275,556)
iShares Nasdaq Biotechnology Index Fund	(790)	(112,520)
iShares Russell 2000 Index Fund	(2,950)	(246,207)
Market Vectors Oil Service ETF	(10,670)	(428,934)
Market Vectors Pharmaceutical ETF	(10,920)	(447,720)
Market Vectors Semiconductor ETF*	(24,870)	(786,638)
SPDR S&P 500 ETF Trust	(5,010)	(721,089)
SPDR S&P Oil & Gas Exploration & Production ETF	(6,880)	(383,147)
SPDR S&P Retail ETF	(3,580)	(224,538)
Technology Select Sector SPDR Fund	(2,490)	(76,767)
Vanguard Small-Cap ETF	(10,130)	(811,818)
Vanguard Small-Cap Growth ETF	(8,750)	(772,100)

Total Exchange Traded Funds Sold Short (Cost $(5,106,573))		(5,287,034)

	Par
FOREIGN BOND SOLD SHORT — 0.0%
Guernsey — 0.0%
Credit Suisse Group
4.00%, 03/29/13 CONV(O)
(Cost $(12,299))	$(12,000)	(15,796)

TOTAL SECURITIES SOLD SHORT — (9.7)% (Cost $(37,325,396))		(37,591,561)

Other Assets in Excess of Liabilities — (3.7)%		(14,496,993)

NET ASSETS — 100.0%		$387,436,916

See Notes to Schedules of Investments.	79

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	25.0
Corporate Bonds	24.0
Financial Services	9.7
Healthcare	9.3
Utilities	7.9
Futures Contracts	7.5
Consumer Discretionary	5.9
Consumer Staples	5.5
Foreign Common Stocks	5.3
Technology	4.8
Producer Durables	4.4
Energy	3.8
Preferred Stocks	3.3
Materials & Processing	1.7
Foreign Bonds	1.1
Master Limited Partnerships	1.0
Equity Linked Securities	0.7
Exchange Traded Fund	—	**
Foreign Bond Sold Short	—	**
Purchased Option	—	**
Right/Warrant	—	**
Exchange Traded Funds Sold Short	(1.4)
Foreign Common Stocks Sold Short	(1.4)
Forward Foreign Currency Contracts	(1.6)
Common Stocks Sold Short	(6.9)

	109.6

**	Rounds to less than 0.005% .

80	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$205,210,796	$205,210,796	$—	$—
Corporate Bonds	92,867,031	—	84,461,917	8,405,114
Equity Linked Securities	2,902,795	—	—	2,902,795
Exchange Traded Fund	111,098	111,098	—	—
Foreign Common Stocks	20,584,165	20,584,165	—	—
Foreign Bonds	4,206,715	—	4,206,715	—
Master Limited Partnerships	4,059,419	4,059,419	—	—
Money Market Funds	96,772,386	96,772,386	—	—
Preferred Stocks	12,768,185	6,578,185	—	6,190,000
Purchased Option	12,615	12,615	—	—
Right/Warrant	30,265	30,265	—	—

Total Assets — Investments in Securities	$439,525,470	$333,358,929	$88,668,632	$17,497,909

Other Financial Instruments***
Forward Foreign Currency Contracts	$36,050	$—	$36,050	$—

Total Assets — Other Financial Instruments	$36,050	$—	$36,050	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(26,626,269)	$(26,626,269)	$—	$—
Exchange Traded Funds Sold Short	(5,287,034)	(5,287,034)	—	—
Foreign Bond Sold Short	(15,796)	—	(15,796)	—
Foreign Common Stocks Sold Short	(5,662,462)	(5,662,462)	—	—

Total Liabilities — Investments in Securities	$(37,591,561)	$(37,575,765)	$(15,796)	$—

Other Financial Instruments***
Futures Contracts	$(243,743)	$(243,743)	$—	$—

Total Liabilities — Other Financial Instruments	$(243,743)	$(243,743)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The unobservable inputs used in the fair value measurement of the reporting entity’s equity linked securities, corporate bonds, and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	81

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total	Corporate	Equity Linked	Preferred
	Value	Bonds	Securities	Stock
Balance, 12/31/11	$—	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	68,000	—	68,000	—
Purchases	2,834,795	—	2,834,795	—
Sales	—	—	—	—
Transfers in to Level 3	14,595,114	8,405,114	—	6,190,000
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 09/30/12	$17,497,909	$8,405,114	$2,902,795	$6,190,000

Management has determined that the amount of assets transferred in to Level 3 compared to total net assets is not material; therefore, no additional information regarding Level 3 transfers is disclosed.

82	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.4%
Consumer Discretionary — 12.5%
Amazon.com, Inc.*	7,121	$1,811,013
Apollo Group, Inc. Class A*	1,935	56,212
AutoNation, Inc.Δ*	815	35,591
AutoZone, Inc.*	736	272,077
Avon Products, Inc.Δ	8,565	136,612
Bed Bath & Beyond, Inc.*	4,570	287,910
Best Buy Co., Inc.	5,352	92,001
Big Lots, Inc.*	1,172	34,668
BorgWarner, Inc.*	2,259	156,119
Cablevision Systems Corporation Class AΔ	4,129	65,445
CarMax, Inc.Δ*	4,488	127,010
Carnival Corporation	8,811	321,073
CBS Corporation Class B	11,728	426,078
Chipotle Mexican Grill, Inc.Δ*	624	198,145
Coach, Inc.	5,626	315,169
Comcast Corporation Class A	52,706	1,885,294
Costco Wholesale Corporation	8,514	852,464
D.R. Horton, Inc.Δ	5,490	113,314
Darden Restaurants, Inc.	2,510	139,932
DIRECTV*	12,365	648,668
Discovery Communications, Inc. Class A*	4,825	287,715
Dollar Tree, Inc.*	4,531	218,734
eBay, Inc.*	22,838	1,105,588
Estee Lauder Cos., Inc. (The) Class A	4,725	290,918
Expedia, Inc.Δ	1,843	106,599
Family Dollar Stores, Inc.	1,907	126,434
Ford Motor Co.Δ	75,095	740,437
Fossil, Inc.*	1,078	91,307
GameStop Corporation Class AΔ	2,459	51,639
Gannett Co., Inc.Δ	4,431	78,650
Gap, Inc. (The)	5,869	209,993
Genuine Parts Co.Δ	3,077	187,789
Goodyear Tire & Rubber Co. (The)*	4,943	60,255
H&R Block, Inc.	5,261	91,173
Harley-Davidson, Inc.	4,487	190,114
Harman International Industries, Inc.	1,346	62,131
Hasbro, Inc.Δ	2,303	87,905
Home Depot, Inc. (The)	29,680	1,791,782
Interpublic Group of Cos., Inc. (The)	8,721	96,978
J.C. Penney Co., Inc.Δ	2,818	68,449
Johnson Controls, Inc.	13,452	368,585
Kohl’s Corporation	4,244	217,378
Leggett & Platt, Inc.Δ	2,803	70,215
Lennar Corporation Class AΔ	3,248	112,933
Limited Brands, Inc.	4,699	231,473
Lowe’s Cos., Inc.	22,413	677,769
Macy’s, Inc.	7,898	297,123
Marriott International, Inc. Class AΔ	4,928	192,685
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.	6,749	239,455
McDonald’s Corporation	19,860	1,822,155
McGraw-Hill Cos., Inc. (The)	5,517	301,173
Netflix, Inc.Δ*	1,102	59,993
Newell Rubbermaid, Inc.	5,589	106,694
News Corporation Class AΔ	40,095	983,530
NIKE, Inc. Class B	7,237	686,864
Nordstrom, Inc.	3,020	166,644
Omnicom Group, Inc.	5,251	270,742
O’Reilly Automotive, Inc.*	2,340	195,671
priceline.com, Inc.*	981	606,974
PulteGroup, Inc.Δ*	6,765	104,857
Ralph Lauren Corporation	1,200	181,476
Ross Stores, Inc.	4,405	284,563
Scripps Networks Interactive, Inc. Class AΔ	1,727	105,744
Snap-on, Inc.	1,158	83,225
Staples, Inc.Δ	13,423	154,633
Starbucks Corporation	14,966	759,524
Starwood Hotels & Resorts Worldwide, Inc.	3,871	224,363
Target Corporation	12,892	818,255
Tiffany & Co.	2,340	144,799
Time Warner Cable, Inc.	6,036	573,782
Time Warner, Inc.	18,689	847,172
TJX Cos., Inc.	14,488	648,918
TripAdvisor, Inc.Δ*	2,157	71,030
Urban Outfitters, Inc.Δ*	2,121	79,665
VF Corporation	1,729	275,533
Wal-Mart Stores, Inc.	33,065	2,440,197
Walt Disney Co. (The)	35,341	1,847,627
Washington Post Co. (The) Class BΔ	84	30,495
Whirlpool CorporationΔ	1,521	126,106
Wyndham Worldwide Corporation	2,789	146,367
Yum! Brands, Inc.	8,978	595,600

		32,071,372

Consumer Staples — 7.1%
Archer-Daniels-Midland Co.	12,968	352,470
Campbell Soup Co.Δ	3,495	121,696
Clorox Co. (The)Δ	2,547	183,511
Coca-Cola Co. (The)	76,238	2,891,707
Coca-Cola Enterprises, Inc.	5,447	170,328
Colgate-Palmolive Co.	8,777	941,070
ConAgra Foods, Inc.	8,052	222,155
CVS Caremark Corporation	25,052	1,213,018
Dean Foods Co.*	3,527	57,666
Dr. Pepper Snapple Group, Inc.Δ	4,140	184,354
General Mills, Inc.	12,758	508,406
H.J. Heinz Co.Δ	6,304	352,709
Hershey Co. (The)	3,016	213,804
Hormel Foods CorporationΔ	2,583	75,527
J.M. Smucker Co. (The)Δ	2,154	185,955
Kellogg Co.	4,893	252,772
Kimberly-Clark Corporation	7,774	666,854
Kraft Foods, Inc. Class A	34,947	1,445,059
Kroger Co. (The)	10,809	254,444
McCormick & Co., Inc. (Non-Voting Shares)	2,614	162,173
Mead Johnson Nutrition Co.	4,010	293,853
Monster Beverage Corporation*	3,034	164,321
PepsiCo, Inc.	30,648	2,168,959
Procter & Gamble Co. (The)	54,236	3,761,809
Safeway, Inc.Δ	4,601	74,030
Sysco CorporationΔ	11,551	361,200
Tyson Foods, Inc. Class A	5,763	92,323

See Notes to Schedules of Investments.	83

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Walgreen Co.	16,877	$614,998
Whole Foods Market, Inc.	3,382	329,407

		18,316,578

Energy — 10.9%
Alpha Natural Resources, Inc.*	4,345	28,547
Anadarko Petroleum Corporation	9,833	687,523
Apache Corporation	7,698	665,646
Baker Hughes, Inc.Δ	8,649	391,194
Cabot Oil & Gas Corporation	4,131	185,482
Cameron International Corporation*	4,844	271,603
Chesapeake Energy CorporationΔ	10,216	192,776
Chevron Corporation	38,632	4,502,946
ConocoPhillips	23,907	1,367,002
CONSOL Energy, Inc.	4,506	135,405
Denbury Resources, Inc.*	7,628	123,268
Devon Energy Corporation	7,401	447,760
Diamond Offshore Drilling, Inc.Δ	1,404	92,397
EOG Resources, Inc.	5,315	595,546
EQT CorporationΔ	2,957	174,463
Exterran Holdings, Inc.*	13	264
Exxon Mobil Corporation	90,889	8,311,799
First Solar, Inc.Δ*	1,151	25,489
FMC Technologies, Inc.*	4,713	218,212
Halliburton Co.	18,258	615,112
Helmerich & Payne, Inc.	2,051	97,648
Hess Corporation	5,880	315,874
Kinder Morgan, Inc.	11,229	398,854
Marathon Oil Corporation	13,870	410,136
Marathon Petroleum Corporation	6,708	366,190
Murphy Oil Corporation	3,618	194,250
National Oilwell Varco, Inc.	8,392	672,283
Newfield Exploration Co.*	2,688	84,188
Noble Energy, Inc.	3,495	324,021
Occidental Petroleum Corporation	15,946	1,372,313
Peabody Energy CorporationΔ	5,193	115,752
Phillips 66	12,343	572,345
Pioneer Natural Resources Co.Δ	2,421	252,752
QEP Resources, Inc.	3,559	112,678
Range Resources CorporationΔ	3,196	223,305
Schlumberger, Ltd.	26,120	1,889,260
Southwestern Energy Co.*	6,850	238,243
Spectra Energy Corporation	12,833	376,777
Sunoco, Inc.Δ	2,084	97,594
Tesoro Corporation	2,765	115,854
Valero Energy Corporation	10,857	343,950
Williams Cos., Inc. (The)	12,322	430,900
WPX Energy, Inc.Δ	4,056	67,289

		28,104,890

Financial Services — 15.2%
Aflac, Inc.	9,222	441,549
Allstate Corporation (The)	9,551	378,315
American Express Co.	19,415	1,103,937
American International Group, Inc.*	22,966	753,055
American Tower Corporation REIT	7,778	555,271
Ameriprise Financial, Inc.	4,185	237,248
Apartment Investment & Management Co. Class A REIT	2,872	74,643
Assurant, Inc.	1,564	58,337
AvalonBay Communities, Inc. REIT	1,906	259,197
Bank of America Corporation	212,207	1,873,788
Bank of New York Mellon Corporation (The)	23,296	526,956
BB&T Corporation	13,746	455,817
Berkshire Hathaway, Inc. Class B*	36,116	3,185,431
BlackRock, Inc.	2,521	449,494
Boston Properties, Inc. REIT	2,966	328,069
Capital One Financial Corporation	11,437	652,023
CBRE Group, Inc. Class A*	5,931	109,190
Charles Schwab Corporation (The)	21,602	276,290
Chubb Corporation (The)	5,228	398,792
Cincinnati Financial CorporationΔ	2,882	109,199
Citigroup, Inc.	57,743	1,889,351
CME Group, Inc.Δ	6,019	344,889
Comerica, Inc.	3,797	117,897
Discover Financial Services	10,143	402,981
Dun & Bradstreet Corporation (The)	881	70,145
E*TRADE Financial Corporation*	4,860	42,817
Equifax, Inc.	2,346	109,277
Equity Residential REIT	5,924	340,808
Federated Investors, Inc. Class BΔ	1,746	36,125
Fidelity National Information Services, Inc.	4,926	153,790
Fifth Third Bancorp	18,067	280,219
First Horizon National Corporation	5,011	48,256
First Horizon National Corporation Placeholder Shares+	271,852	—
Fiserv, Inc.*	2,674	197,956
Franklin Resources, Inc.	2,727	341,066
Genworth Financial, Inc. Class A*	9,789	51,196
Goldman Sachs Group, Inc. (The)	8,877	1,009,137
Hartford Financial Services Group, Inc.	8,562	166,445
HCP, Inc. REIT	8,454	376,034
Health Care REIT, Inc.	5,012	289,443
Host Hotels & Resorts, Inc. REITΔ	14,223	228,279
Hudson City Bancorp, Inc.	9,338	74,331
Huntington Bancshares, Inc.	17,141	118,273
IntercontinentalExchange, Inc.*	1,449	193,311
JPMorgan Chase & Co.	74,801	3,027,945
KeyCorp	18,690	163,351
Kimco Realty Corporation REITΔ	8,068	163,538
Legg Mason, Inc.Δ	2,303	56,838
Leucadia National Corporation	4,008	91,182
Lincoln National Corporation	5,427	131,279
Loews Corporation	6,157	254,038

84	See Notes to Schedules of Investments.

	Shares	Value
M&T Bank CorporationΔ	2,358	$224,387
Marsh & McLennan Cos., Inc.	10,712	363,458
Mastercard, Inc. Class A	2,113	953,977
MetLife, Inc.Δ	20,921	720,938
Moody’s CorporationΔ	3,806	168,111
Morgan Stanley	27,238	455,964
NASDAQ OMX Group, Inc. (The)	2,287	53,276
Northern Trust Corporation	4,250	197,264
NYSE Euronext	4,832	119,109
People’s United Financial, Inc.	7,109	86,303
Plum Creek Timber Co., Inc. REITΔ	3,212	140,814
PNC Financial Services Group, Inc.	10,418	657,376
Principal Financial Group, Inc.Δ	5,459	147,065
Progressive Corporation (The)	11,027	228,700
Prologis, Inc. REIT	9,070	317,722
Prudential Financial, Inc.Δ	9,176	500,184
Public Storage REIT	2,836	394,686
Regions Financial Corporation	27,819	200,575
Simon Property Group, Inc. REIT	5,974	906,913
SLM Corporation	9,277	145,834
State Street Corporation	9,427	395,557
SunTrust Banks, Inc.	10,592	299,436
T Rowe Price Group, Inc.	4,978	315,107
Torchmark Corporation	1,902	97,668
Total System Services, Inc.	3,083	73,067
Travelers Cos., Inc. (The)	7,588	517,957
Unum Group	5,644	108,478
US Bancorp	37,304	1,279,527
Ventas, Inc. REIT	5,813	361,859
Visa, Inc. Class A	10,291	1,381,876
Vornado Realty Trust REIT	3,326	269,572
Wells Fargo & Co.	96,727	3,339,983
Western Union Co. (The)	11,846	215,834
Weyerhaeuser Co. REITΔ	10,585	276,692
Zions BancorporationΔ	3,603	74,420

		38,986,487

Healthcare — 11.5%
Abbott Laboratories	30,907	2,118,984
Aetna, Inc.	6,578	260,489
Alexion Pharmaceuticals, Inc.*	3,801	434,834
Allergan, Inc.	6,055	554,517
AmerisourceBergen Corporation	4,947	191,498
Amgen, Inc.	15,179	1,279,893
Baxter International, Inc.	10,773	649,181
Becton, Dickinson and Co.	3,918	307,798
Biogen Idec, Inc.*	4,654	694,517
Boston Scientific Corporation*	28,357	162,769
Bristol-Myers Squibb Co.	33,063	1,115,876
C.R. Bard, Inc.	1,531	160,219
Cardinal Health, Inc.	6,730	262,268
CareFusion Corporation*	4,289	121,765
Celgene Corporation*	8,488	648,483
Cerner Corporation*	2,862	221,548
Cigna Corporation	5,674	267,643
Conventry Health Care, Inc.	2,634	109,812
DaVita, Inc.*	1,676	173,650
DENTSPLY International, Inc.Δ	2,837	108,203
Edwards Lifesciences Corporation*	2,277	244,482
Eli Lilly & Co.	20,105	953,178
Express Scripts Holding Co.*	15,965	1,000,527
Forest Laboratories, Inc.*	4,602	163,877
Gilead Sciences, Inc.*	14,897	988,118
Hospira, Inc.*	3,221	105,713
Humana, Inc.	3,189	223,708
Intuitive Surgical, Inc.*	786	389,565
Johnson & Johnson	54,299	3,741,744
Laboratory Corporation of America Holdings*	1,887	174,491
Life Technologies Corporation*	3,431	167,707
McKesson Corporation	4,646	399,695
Medtronic, Inc.	20,085	866,065
Merck & Co., Inc.	59,977	2,704,963
Mylan, Inc.*	7,996	195,102
Patterson Cos., Inc.	1,684	57,660
PerkinElmer, Inc.	2,326	68,547
Perrigo Co.Δ	1,730	200,974
Pfizer, Inc.	147,104	3,655,534
Quest Diagnostics, Inc.	3,123	198,092
St. Jude Medical, Inc.	6,178	260,279
Stryker Corporation	5,690	316,705
Tenet Healthcare Corporation*	8,187	51,333
Thermo Fisher Scientific, Inc.	7,195	423,282
UnitedHealth Group, Inc.	20,333	1,126,652
Varian Medical Systems, Inc.Δ*	2,193	132,282
Watson Pharmaceuticals, Inc.*	2,512	213,922
WellPoint, Inc.	6,419	372,366
Zimmer Holdings, Inc.Δ	3,438	232,478

		29,472,988

Materials & Processing — 3.6%
Air Products & Chemicals, Inc.	4,170	344,859
Airgas, Inc.	1,340	110,282
Alcoa, Inc.Δ	21,087	186,620
Allegheny Technologies, Inc.	2,039	65,044
Ball Corporation	3,080	130,315
Bemis Co., Inc.Δ	1,966	61,870
CF Industries Holdings, Inc.	1,234	274,244
Cliffs Natural Resources, Inc.Δ	2,836	110,973
Dow Chemical Co. (The)Δ	23,593	683,253
E.I. du Pont de Nemours & Co.	18,323	921,097
Eastman Chemical Co.	3,013	171,771
Ecolab, Inc.	5,185	336,040
Fastenal Co.Δ	5,306	228,105
FMC Corporation	2,705	149,803
Freeport-McMoRan Copper & Gold, Inc.	18,702	740,225
International Flavors & Fragrances, Inc.	1,618	96,400
International Paper Co.	8,611	312,752
Masco CorporationΔ	6,879	103,529
MeadWestvaco Corporation	3,413	104,438
Monsanto Co.	10,494	955,164
Mosaic Co. (The)	5,443	313,571
Newmont Mining Corporation	9,772	547,330
Nucor CorporationΔ	6,273	240,005
Owens-Illinois, Inc.*	3,309	62,077
PPG Industries, Inc.	3,006	345,209
Praxair, Inc.	5,873	610,087
Precision Castparts Corporation	2,863	467,642
Sealed Air CorporationΔ	3,434	53,090
Sherwin-Williams Co. (The)	1,678	249,871

See Notes to Schedules of Investments.	85

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sigma-Aldrich CorporationΔ	2,400	$172,728
Titanium Metals CorporationΔ	1,357	17,410
United States Steel CorporationΔ	2,762	52,671
Vulcan Materials Co.	2,596	122,791

		9,341,266

Producer Durables — 9.5%
3M Co.	12,525	1,157,560
Agilent Technologies, Inc.	6,857	263,652
Automatic Data Processing, Inc.	9,534	559,264
Avery Dennison CorporationΔ	1,980	63,004
Boeing Co. (The)	13,328	927,895
C.H. Robinson Worldwide, Inc.	3,211	188,004
Caterpillar, Inc.	12,864	1,106,819
Cintas CorporationΔ	2,141	88,744
Cooper Industries PLC	3,149	236,364
CSX Corporation	20,476	424,877
Cummins, Inc.	3,487	321,536
Danaher Corporation	11,500	634,225
Deere & Co.	7,712	636,163
Dover Corporation	3,599	214,105
Eaton CorporationΔ	6,647	314,137
Emerson Electric Co.	14,328	691,613
Expeditors International of Washington, Inc.	4,201	152,748
FedEx Corporation	5,741	485,803
FLIR Systems, Inc.	3,049	60,904
Flowserve Corporation	1,008	128,762
Fluor Corporation	3,302	185,837
General Dynamics Corporation	6,535	432,094
General Electric Co.	207,929	4,722,068
Honeywell International, Inc.	15,378	918,836
Illinois Tool Works, Inc.	8,495	505,198
Iron Mountain, Inc.Δ	2,971	101,341
Jacobs Engineering Group, Inc.*	2,559	103,460
Joy Global, Inc.	2,090	117,165
L-3 Communications Holdings, Inc.	1,883	135,030
Lockheed Martin Corporation	5,313	496,128
Norfolk Southern Corporation	6,292	400,360
Northrop Grumman Corporation	4,844	321,787
PACCAR, Inc.	6,910	276,573
Pall CorporationΔ	2,299	145,964
Parker Hannifin CorporationΔ	2,959	247,313
Paychex, Inc.Δ	6,346	211,258
Pentair, Inc.	1,952	86,884
Pitney Bowes, Inc.Δ	3,922	54,202
Quanta Services, Inc.*	4,125	101,887
Raytheon Co.	6,551	374,455
Republic Services, Inc.	5,896	162,199
Robert Half International, Inc.	2,799	74,537
Rockwell Automation, Inc.	2,758	191,819
Rockwell Collins, Inc.	2,786	149,441
Roper Industries, Inc.	1,929	211,978
RR Donnelley & Sons Co.Δ	3,600	38,160
Ryder System, Inc.	987	38,552
Southwest Airlines Co.	14,624	128,252
Stanley Black & Decker, Inc.	3,310	252,388
Stericycle, Inc.Δ*	1,699	153,793
Textron, Inc.Δ	5,535	144,851
Union Pacific Corporation	9,328	1,107,234
United Parcel Service, Inc. Class B	14,142	1,012,143
United Technologies Corporation	16,522	1,293,507
W.W. Grainger, Inc.	1,176	245,043
Waste Management, Inc.	8,575	275,086
Waters Corporation*	1,722	143,494
Xerox Corporation	25,524	187,346
Xylem, Inc.	3,570	89,786

		24,493,628

Technology — 17.5%
Adobe Systems, Inc.*	9,700	314,862
Advanced Micro Devices, Inc.Δ*	12,248	41,276
Akamai Technologies, Inc.*	3,491	133,566
Altera Corporation	6,324	214,921
Amphenol Corporation Class A	3,142	185,001
Analog Devices, Inc.	5,897	231,103
Apple, Inc.	18,459	12,316,952
Applied Materials, Inc.	24,332	271,667
Autodesk, Inc.*	4,499	150,132
BMC Software, Inc.*	2,882	119,574
Broadcom Corporation Class A*	10,127	350,192
CA, Inc.	6,776	174,584
Cisco Systems, Inc.	104,175	1,988,701
Citrix Systems, Inc.*	3,680	281,778
Cognizant Technology Solutions Corporation Class A*	5,898	412,388
Computer Sciences Corporation	3,120	100,495
Corning, Inc.	29,121	382,941
Crown Castle International Corporation*	5,786	370,882
Dell, Inc.	28,806	284,027
Electronic Arts, Inc.*	6,387	81,051
EMC Corporation*	41,328	1,127,014
F5 Networks, Inc.*	1,535	160,714
Google, Inc. Class A*	5,216	3,935,472
Harris CorporationΔ	2,245	114,989
Hewlett-Packard Co.	38,715	660,478
Intel Corporation	98,528	2,234,615
International Business Machines Corporation	21,153	4,388,190
Intuit, Inc.	5,427	319,542
Jabil Circuit, Inc.	3,722	69,676
JDS Uniphase Corporation*	4,745	58,767
Juniper Networks, Inc.*	10,243	175,258
KLA-Tencor Corporation	3,331	158,905
Lam Research Corporation*	3,593	114,203
Linear Technology CorporationΔ	4,548	144,854
LSI Corporation*	10,894	75,277
Microchip Technology, Inc.Δ	3,818	125,001
Micron Technology, Inc.Δ*	20,027	119,862
Microsoft Corporation	148,565	4,424,266
Molex, Inc.Δ	2,666	70,062
Motorola Solutions, Inc.	5,635	284,849
NetApp, Inc.*	7,153	235,191
NVIDIA Corporation*	12,198	162,721
Oracle Corporation	74,981	2,361,152
QUALCOMM, Inc.	33,545	2,096,227
Red Hat, Inc.*	3,798	216,258

86	See Notes to Schedules of Investments.

	Shares	Value
SAIC, Inc.	5,715	$68,809
Salesforce.com, Inc.*	2,517	384,321
SanDisk Corporation*	4,756	206,553
Symantec Corporation*	13,868	249,624
Teradata Corporation*	3,319	250,286
Teradyne, Inc.Δ*	3,577	50,865
Texas Instruments, Inc.	22,417	617,588
VeriSign, Inc.Δ*	3,080	149,965
Western Digital Corporation	4,331	167,740
Xilinx, Inc.Δ	5,102	170,458
Yahoo!, Inc.*	20,525	327,887

		44,883,732

Utilities — 6.6%
AES Corporation (The)	12,164	133,439
AGL Resources, Inc.	2,368	96,875
Ameren Corporation	4,802	156,881
American Electric Power Co., Inc.	9,542	419,275
AT&T, Inc.	113,625	4,283,663
CenterPoint Energy, Inc.	8,410	179,133
CenturyLink, Inc.	12,273	495,829
CMS Energy Corporation	5,209	122,672
Consolidated Edison, Inc.	5,767	345,386
Dominion Resources, Inc.	11,291	597,746
DTE Energy Co.	3,385	202,897
Duke Energy Corporation	13,863	898,323
Edison International	6,420	293,330
Entergy Corporation	3,496	242,273
Exelon CorporationΔ	16,804	597,886
FirstEnergy CorporationΔ	8,233	363,075
Frontier Communications CorporationΔ	19,145	93,810
Integrys Energy Group, Inc.	1,533	80,023
MetroPCS Communications, Inc.*	6,080	71,197
NextEra Energy, Inc.Δ	8,325	585,497
NiSource, Inc.	5,598	142,637
Northeast Utilities	6,170	235,879
NRG Energy, Inc.	4,482	95,870
ONEOK, Inc.	4,001	193,288
Pepco Holdings, Inc.Δ	4,584	86,638
PG&E CorporationΔ	8,398	358,343
Pinnacle West Capital Corporation	2,190	115,632
PPL Corporation	11,421	331,780
Public Service Enterprise Group, Inc.Δ	9,958	320,448
SCANA CorporationΔ	2,585	124,778
Sempra Energy	4,432	285,820
Southern Co. (The)Δ	17,216	793,485
Sprint Nextel Corporation*	59,083	326,138
TECO Energy, Inc.Δ	3,986	70,712
Verizon Communications, Inc.	56,111	2,556,978
Windstream CorporationΔ	11,506	116,326
Wisconsin Energy Corporation	4,484	168,912
Xcel Energy, Inc.	9,584	265,573

		16,848,447

Total Common Stocks (Cost $179,619,336)		242,519,388

FOREIGN COMMON STOCKS — 1.9%
Bermuda — 0.1%
Invesco, Ltd.	8,786	219,562
Nabors Industries, Ltd.*	5,841	81,949

		301,511

Ireland — 0.8%
Accenture PLC Class A	12,499	875,305
Covidien PLC	9,452	561,638
Ingersoll-Rand PLC	5,645	253,009
Seagate Technology PLCΔ	6,965	215,915
XL Group PLC	5,999	144,156

		2,050,023

Netherlands — 0.1%
LyondellBasell Industries N.V. Class AΔ	6,680	345,089

Switzerland — 0.6%
ACE, Ltd.	6,677	504,781
Noble Corporation	4,972	177,898
TE Connectivity, Ltd.	8,440	287,045
Tyco International, Ltd.	9,055	509,434

		1,479,158

United Kingdom — 0.3%
Aon PLC	6,338	331,414
Ensco PLC Class A	4,564	249,012
Rowan Cos. PLC Class A*	2,445	82,568

		662,994

Total Foreign Common Stocks (Cost $4,261,478)		4,838,775

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+ (Cost $0)	65,600	—

MONEY MARKET FUNDS — 10.8%
GuideStone Money Market Fund (GS4 Class)¥	8,575,831	8,575,831
Northern Institutional Liquid Assets Portfolio§	19,158,203	19,158,203

Total Money Market Funds (Cost $27,734,034)		27,734,034

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.14%, 11/01/12 (Cost $534,934)	$535,000	534,966

TOTAL INVESTMENTS — 107.3% (Cost $212,149,782)		275,627,163
Liabilities in Excess of Other Assets — (7.3)%		(18,794,992)

NET ASSETS — 100.0%		$256,832,171

See Notes to Schedules of Investments.	87

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	17.5
Financial Services	15.2
Consumer Discretionary	12.5
Healthcare	11.5
Energy	10.9
Money Market Funds	10.8
Producer Durables	9.5
Consumer Staples	7.1
Utilities	6.6
Materials & Processing	3.6
Futures Contracts	3.5
Foreign Common Stocks	1.9
U.S. Treasury Obligation	0.2
Rights/Warrants	—	**

	110.8

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$242,519,388	$242,519,388	$—	$—
Foreign Common Stocks	4,838,775	4,838,775	—	—
Money Market Funds	27,734,034	27,734,034	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	534,966	—	534,966	—

Total Assets — Investments in Securities	$275,627,163	$275,092,197	$534,966	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(96,231)	$(96,231)	$—	$—

Total Liabilities — Other Financial Instruments	$(96,231)	$(96,231)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

88	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%
Financial Services — 97.2%
Acadia Realty Trust REITΔ	50,150	$1,244,723
Alexander’s, Inc. REITΔ	3,925	1,677,898
AvalonBay Communities, Inc. REITΔ	42,413	5,767,744
Boston Properties, Inc. REIT	70,992	7,852,425
BRE Properties, Inc. REIT	127,900	5,997,231
Camden Property Trust REIT	90,600	5,842,794
Chesapeake Lodging Trust REITΔ	61,850	1,228,960
Colonial Properties Trust REIT	124,800	2,627,040
CubeSmart REITΔ	227,850	2,932,429
DDR Corporation REITΔ	249,750	3,836,160
Douglas Emmett, Inc. REIT	246,400	5,684,448
Duke Realty Corporation REITΔ	314,950	4,629,765
DuPont Fabros Technology, Inc. REITΔ	162,800	4,110,700
Education Realty Trust, Inc. REIT	208,850	2,276,465
Equity Lifestyle Properties, Inc. REIT	29,000	1,975,480
Equity Residential REIT	85,700	4,930,321
Extra Space Storage, Inc. REIT	108,300	3,600,975
Federal Realty Investment Trust REITΔ	51,400	5,412,420
General Growth Properties, Inc. REIT	47,350	922,378
Glimcher Realty Trust REIT	397,450	4,201,046
Health Care REIT, Inc.	195,600	11,295,900
Healthcare Realty Trust, Inc. REITΔ	174,100	4,013,005
Home Properties, Inc. REITΔ	43,850	2,686,689
Hospitality Properties Trust REIT	92,650	2,203,217
Host Hotels & Resorts, Inc. REITΔ	11,200	179,760
LaSalle Hotel Properties REIT	46,375	1,237,749
Liberty Property Trust REIT	36,750	1,331,820
Pebblebrook Hotel Trust REIT	82,863	1,938,166
Pennsylvania Real Estate Investment Trust REIT	23,150	367,159
Post Properties, Inc. REIT	34,900	1,673,804
Prologis, Inc. REITΔ	70,923	2,484,433
PS Business Parks, Inc. REITΔ	29,700	1,984,554
Public Storage REIT	46,730	6,503,414
Regency Centers Corporation REIT	92,750	4,519,708
Senior Housing Properties Trust REIT	105,235	2,292,018
Simon Property Group, Inc. REIT	161,550	24,524,905
SL Green Realty Corporation REITΔ	72,100	5,773,047
Strategic Hotels & Resorts, Inc. REIT*	470,800	2,829,508
Sunstone Hotel Investors, Inc. REIT*	240,750	2,648,250
Taubman Centers, Inc. REIT	46,550	3,571,782
UDR, Inc. REIT	55,500	1,377,510
Ventas, Inc. REIT	110,950	6,906,638
Vornado Realty Trust REIT	92,850	7,525,492
Washington Real Estate Investment Trust REITΔ	76,950	2,063,799

		178,683,729

Total Common Stocks (Cost $159,377,109)		178,683,729

MONEY MARKET FUNDS — 21.2%
GuideStone Money Market Fund (GS4 Class)¥	4,530,811	4,530,811
Northern Institutional Liquid Assets Portfolio§	34,374,098	34,374,098

Total Money Market Funds (Cost $38,904,909)		38,904,909

TOTAL INVESTMENTS — 118.4% (Cost $198,282,018)		217,588,638
Liabilities in Excess of Other Assets — (18.4)%		(33,889,969)

NET ASSETS — 100.0%		$183,698,669

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	97.2
Money Market Funds	21.2
Futures Contracts	2.7

121.1

See Notes to Schedules of Investments.	89

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$178,683,729	$178,683,729	$—	$—
Money Market Funds	38,904,909	38,904,909	—	—

Total Assets — Investments in Securities	$217,588,638	$217,588,638	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(154,003)	$(154,003)	$—	$—

Total Liabilities — Other Financial Instruments	$(154,003)	$(154,003)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

90	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.4%
Consumer Discretionary — 9.5%
Apollo Group, Inc. Class AΔ*	122,700	$3,564,435
Best Buy Co., Inc.Δ	101,200	1,739,628
Carnival CorporationΔ	266,277	9,703,134
CBS Corporation Class B	186,661	6,781,394
Comcast Corporation Class A	424,838	15,196,455
Dana Holding CorporationΔ	285,500	3,511,650
DIRECTV*	75,900	3,981,714
Foot Locker, Inc.	46,900	1,664,950
Ford Motor Co.Δ	140,598	1,386,296
Gap, Inc. (The)	234,500	8,390,410
General Motors Co.Δ*	100,999	2,297,727
Home Depot, Inc. (The)	170,000	10,262,900
Interpublic Group of Cos., Inc. (The)	233,400	2,595,408
Johnson Controls, Inc.	25,491	698,454
Lear Corporation	34,400	1,299,976
Lennar Corporation Class AΔ	202,451	7,039,221
Lowe’s Cos., Inc.	39,047	1,180,781
News Corporation Class AΔ	51,501	1,263,320
Target Corporation	170,095	10,795,930
Time Warner, Inc.	125,443	5,686,331
TJX Cos., Inc.	30,600	1,370,574
Wal-Mart Stores, Inc.	13,371	986,780
Walt Disney Co. (The)	42,335	2,213,274
Whirlpool Corporation	38,100	3,158,871
Wyndham Worldwide Corporation	48,000	2,519,040

		109,288,653

Consumer Staples — 5.9%
Archer-Daniels-Midland Co.	97,097	2,639,096
Colgate-Palmolive Co.	1,453	155,791
CVS Caremark CorporationΔ	156,837	7,594,048
Dean Foods Co.*	139,000	2,272,650
Energizer Holdings, Inc.	56,400	4,208,004
General Mills, Inc.	5,252	209,292
Kellogg Co.Δ	445	22,989
Kimberly-Clark Corporation	13,763	1,180,590
Kraft Foods, Inc. Class A	255,107	10,548,674
Kroger Co. (The)	174,900	4,117,146
PepsiCo, Inc.	60,800	4,302,816
Procter & Gamble Co. (The)	95,212	6,603,904
Safeway, Inc.Δ	64,600	1,039,414
Sysco CorporationΔ	156,418	4,891,191
Tyson Foods, Inc. Class A	58,600	938,772
Walgreen Co.	463,940	16,905,974

		67,630,351

Energy — 13.9%
Anadarko Petroleum Corporation	18,723	1,309,112
Apache Corporation	14,649	1,266,699
Baker Hughes, Inc.Δ	155,036	7,012,278
Chevron Corporation	270,134	31,486,819
ConocoPhillips	311,395	17,805,566
Devon Energy CorporationΔ	83,058	5,025,009
Exxon Mobil Corporation	388,560	35,533,812
Halliburton Co.	23,559	793,703
Hess Corporation	44,309	2,380,280
Marathon Oil Corporation	234,935	6,947,028
Marathon Petroleum Corporation	85,500	4,667,445
Murphy Oil Corporation	79,600	4,273,724
National Oilwell Varco, Inc.	12,331	987,836
Occidental Petroleum Corporation	151,499	13,038,004
Phillips 66	95,984	4,450,778
Spectra Energy CorporationΔ	274,918	8,071,593
Tesoro Corporation	105,900	4,437,210
Valero Energy Corporation	308,100	9,760,608
Western Refining, Inc.Δ	51,200	1,340,416

		160,587,920

Financial Services — 20.7%
Aflac, Inc.	62,725	3,003,273
Allstate Corporation (The)	128,084	5,073,407
American Express Co.	325,698	18,519,188
American International Group, Inc.*	24,160	792,206
Ameriprise Financial, Inc.	147,900	8,384,451
Assurant, Inc.Δ	101,500	3,785,950
Bank of America Corporation	1,076,800	9,508,144
Bank of New York Mellon Corporation (The)	44,712	1,011,385
BB&T CorporationΔ	26,182	868,195
Berkshire Hathaway, Inc. Class B*	66,751	5,887,438
BlackRock, Inc.	2,215	394,935
Capital One Financial Corporation	214,948	12,254,185
Charles Schwab Corporation (The)	40,278	515,156
Chubb Corporation (The)	10,121	772,030
Citigroup, Inc.	696,007	22,773,349
CME Group, Inc.Δ	12,457	713,786
Discover Financial Services	144,173	5,727,993
Equity Residential REIT	10,371	596,644
Fifth Third Bancorp	322,100	4,995,771
Franklin Resources, Inc.	4,009	501,406
Goldman Sachs Group, Inc. (The)	78,736	8,950,709
Huntington Bancshares, Inc.	645,900	4,456,710
JPMorgan Chase & Co.	850,703	34,436,457
KeyCorp	477,800	4,175,972
Lender Processing Services, Inc.	49,100	1,369,399
Loews Corporation	11,680	481,917
Marsh & McLennan Cos., Inc.	4,263	144,644
MetLife, Inc.Δ	31,883	1,098,688
Morgan Stanley	57,745	966,651
PNC Financial Services Group, Inc.	42,221	2,664,145
Prudential Financial, Inc.Δ	17,507	954,307
Regions Financial Corporation	578,000	4,167,380
Reinsurance Group of America, Inc.	22,800	1,319,436
Simon Property Group, Inc. REIT	1,815	275,535
SLM Corporation	456,300	7,173,036
State Street Corporation	323,114	13,557,863
Thomson Reuters CorporationΔ	13,889	400,837
Travelers Cos., Inc. (The)	169,154	11,546,452
US BancorpΔ	178,792	6,132,566
Wells Fargo & Co.	811,822	28,032,214

		238,383,810

Healthcare — 13.8%
Abbott Laboratories	3,077	210,959

See Notes to Schedules of Investments.	91

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Aetna, Inc.	117,324	$4,646,030
Amgen, Inc.Δ	19,500	1,644,240
Baxter International, Inc.	150,844	9,089,860
Becton, Dickinson and Co.	538	42,265
Bristol-Myers Squibb Co.	5,748	193,995
Cardinal Health, Inc.	201,951	7,870,031
Cigna Corporation	51,300	2,419,821
Community Health Systems, Inc.*	27,700	807,178
Eli Lilly & Co.	24,435	1,158,463
HCA Holdings, Inc.*	53,700	1,785,525
Hologic, Inc.*	266,750	5,399,020
Humana, Inc.	27,800	1,950,170
Johnson & Johnson	271,790	18,729,049
McKesson Corporation	32,800	2,821,784
Medtronic, Inc.	388,023	16,731,552
Merck & Co., Inc.	219,304	9,890,610
Mylan, Inc.*	181,100	4,418,840
Pfizer, Inc.	1,536,473	38,181,354
Questcor Pharmaceuticals, Inc.Δ	33,900	627,150
Stryker Corporation	2,999	166,924
Thermo Fisher Scientific, Inc.	59,170	3,480,971
UnitedHealth Group, Inc.	296,887	16,450,509
WellPoint, Inc.	191,633	11,116,630

		159,832,930

Materials & Processing — 1.9%
Air Products & Chemicals, Inc.	7,928	655,646
CF Industries Holdings, Inc.	20,900	4,644,816
Cliffs Natural Resources, Inc.Δ	49,200	1,925,196
Dow Chemical Co. (The)	44,800	1,297,408
E.I. du Pont de Nemours & Co.Δ	83,200	4,182,464
Freeport-McMoRan Copper & Gold, Inc.	35,579	1,408,217
Huntsman Corporation	167,000	2,493,310
MeadWestvaco Corporation	86,700	2,653,020
Mosaic Co. (The)	11,114	640,277
Newmont Mining Corporation	18,391	1,030,080
Southern Copper CorporationΔ	1,484	50,990
Timken Co.	24,600	914,136

		21,895,560

Producer Durables — 10.6%
3M Co.	2,630	243,065
ADT Corporation (The)*	8,673	312,228
AGCO Corporation*	31,000	1,471,880
Boeing Co. (The)	2,694	187,556
CSX Corporation	12,665	262,799
Cummins, Inc.	13,800	1,272,498
Danaher Corporation	14,339	790,796
Delta Air Lines, Inc.*	246,900	2,261,604
Emerson Electric Co.Δ	176,357	8,512,752
FedEx Corporation	11,072	936,913
General Dynamics Corporation	38,008	2,513,089
General Electric Co.	1,615,594	36,690,140
Honeywell International, Inc.	267,300	15,971,175
Illinois Tool Works, Inc.	172,931	10,284,206
Lockheed Martin Corporation	33,598	3,137,381
Norfolk Southern Corporation	12,203	776,477
Northrop Grumman CorporationΔ	75,023	4,983,778
Raytheon Co.	199,788	11,419,882
Stanley Black & Decker, Inc.	90,700	6,915,875
Terex CorporationΔ*	215,100	4,856,958
Textron, Inc.Δ	315,300	8,251,401
Waste Management, Inc.	17,355	556,748

		122,609,201

Technology — 7.2%
Adobe Systems, Inc.*	7,957	258,284
Amdocs, Ltd.	42,500	1,402,075
Applied Materials, Inc.	165,000	1,842,225
Broadcom Corporation Class A*	7,883	272,594
Brocade Communications Systems, Inc.*	265,400	1,569,841
CA, Inc.Δ	209,200	5,390,038
Cisco Systems, Inc.	739,371	14,114,592
Corning, Inc.	56,877	747,933
Dell, Inc.	365,065	3,599,541
Hewlett-Packard Co.	74,111	1,264,334
Intel Corporation	313,251	7,104,533
International Business Machines Corporation	42,500	8,816,625
Lam Research Corporation*	60,500	1,922,992
Microsoft Corporation	475,200	14,151,456
Oracle Corporation	57,900	1,823,271
SAIC, Inc.	134,700	1,621,788
Symantec Corporation*	173,100	3,115,800
Texas Instruments, Inc.Δ	390,558	10,759,873
Western Digital Corporation	72,500	2,807,925
Yahoo!, Inc.*	45,680	729,738

		83,315,458

Utilities — 7.9%
AES Corporation (The)	564,200	6,189,274
Ameren Corporation	29,700	970,299
American Electric Power Co., Inc.	192,656	8,465,304
AT&T, Inc.	928,905	35,019,718
CenturyLink, Inc.	23,290	940,916
Consolidated Edison, Inc.Δ	10,985	657,892
Dominion Resources, Inc.	21,420	1,133,975
DTE Energy Co.	30,400	1,822,176
Duke Energy Corporation	26,380	1,709,424
Edison International	93,200	4,258,308
Entergy CorporationΔ	132,800	9,203,040
Exelon CorporationΔ	31,954	1,136,923
FirstEnergy Corporation	15,678	691,400
NextEra Energy, Inc.	15,633	1,099,469
NV Energy, Inc.	123,700	2,227,837
PG&E CorporationΔ	15,834	675,637
Public Service Enterprise Group, Inc.Δ	131,469	4,230,672
Southern Co. (The)Δ	32,566	1,500,967
Verizon Communications, Inc.Δ	204,624	9,324,716

		91,257,947

Total Common Stocks (Cost $944,077,861)		1,054,801,830

FOREIGN COMMON STOCKS — 6.3%
Bermuda — 0.6%
Everest Re Group, Ltd.	38,900	4,160,744
Nabors Industries, Ltd.*	170,000	2,385,100

		6,545,844

Canada — 0.5%
Agrium, Inc.Δ	44,600	4,614,316
Domtar Corporation	16,400	1,283,956

92	See Notes to Schedules of Investments.

	Shares	Value
		$5,898,272

Cayman Islands — 0.1%
Herbalife, Ltd.Δ	20,500	971,700

France — 0.8%
Sanofi ADRΔ	219,200	9,438,752

Ireland — 0.6%
Accenture PLC Class A	20,800	1,456,624
Covidien PLC	17,162	1,019,766
XL Group PLCΔ	198,800	4,777,164

		7,253,554

Netherlands — 0.5%
LyondellBasell Industries N.V.
Class AΔ	11,156	576,319
Royal Dutch Shell PLC ADRΔ	81,100	5,629,151

		6,205,470

Switzerland — 1.7%
ACE, Ltd.	48,297	3,651,253
Allied World Assurance Company Holdings AG	17,100	1,320,975
Pentair, Ltd.	208	8,836
TE Connectivity, Ltd.	167,075	5,682,221
Tyco International, Ltd.	166,021	8,847,021

		19,510,306

United Kingdom — 1.5%
BP PLC ADRΔ	99,000	4,193,640
Ensco PLC Class AΔ	136,900	7,469,264
Vodafone Group PLC ADR	183,500	5,228,833

		16,891,737

Total Foreign Common Stocks (Cost $70,540,853)		72,715,635

MONEY MARKET FUNDS — 10.2%
GuideStone Money Market Fund (GS4 Class)¥	22,738,711	22,738,711
Northern Institutional Liquid Assets Portfolio§	95,209,249	95,209,249

Total Money Market Funds (Cost $117,947,960)		117,947,960

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.14%, 11/01/12
(Cost $649,919)	$650,000	649,959

TOTAL INVESTMENTS — 108.0% (Cost $1,133,216,593)		1,246,115,384
Liabilities in Excess of Other Assets — (8.0)%		(91,909,681)

Net Assets — 100.0%		$1,154,205,703

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	20.7
Energy	13.9
Healthcare	13.8
Producer Durables	10.6
Money Market Funds	10.2
Consumer Discretionary	9.5
Utilities	7.9
Technology	7.2
Foreign Common Stocks	6.3
Consumer Staples	5.9
Futures Contracts	2.1
Materials & Processing	1.9
U.S. Treasury Obligation	0.1

110.1

See Notes to Schedules of Investments.	93

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,054,801,830	$1,054,801,830	$—	$—
Foreign Common Stocks	72,715,635	72,715,635	—	—
Money Market Funds	117,947,960	117,947,960	—	—
U.S. Treasury Obligation	649,959	—	649,959	—

Total Assets — Investments in Securities	$1,246,115,384	$1,245,465,425	$649,959	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(130,544)	$(130,544)	$—	$—

Total Liabilities — Other Financial Instruments	$(130,544)	$(130,544)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

94	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.7%
Consumer Discretionary — 21.9%
Amazon.com, Inc.*	124,705	$31,714,976
AutoZone, Inc.*	8,778	3,244,963
Bed Bath & Beyond, Inc.Δ*	16,530	1,041,390
CBS Corporation Class B	68,452	2,486,861
Chipotle Mexican Grill, Inc.Δ*	4,940	1,568,648
Coach, Inc.	201,890	11,309,878
Comcast Corporation Class AΔ	153,590	5,493,914
Costco Wholesale Corporation	83,420	8,352,428
Dick’s Sporting Goods, Inc.Δ	82,524	4,278,869
DIRECTV*	77,840	4,083,486
Dollar General Corporation*	126,366	6,512,904
eBay, Inc.*	330,771	16,012,624
Estee Lauder Cos., Inc. (The) Class A	206,309	12,702,445
Gap, Inc. (The)	50,000	1,789,000
Home Depot, Inc. (The)	322,853	19,490,636
Liberty Global, Inc. Class A*	40,143	2,438,687
Limited Brands, Inc.	206,951	10,194,406
McDonald’s Corporation	79,894	7,330,274
NIKE, Inc. Class B	221,398	21,012,884
Nordstrom, Inc.	37,970	2,095,185
O’Reilly Automotive, Inc.*	41,905	3,504,096
priceline.com, Inc.*	31,750	19,644,678
Ralph Lauren Corporation	31,260	4,727,450
Starbucks Corporation	493,993	25,070,145
Starwood Hotels & Resorts Worldwide, Inc.	356,603	20,668,710
TJX Cos., Inc.	211,760	9,484,730
Tractor Supply Co.	31,010	3,066,579
Ulta Salon Cosmetics & Fragrance, Inc.*	20,800	2,003,144
Under Armour, Inc. Class A*	21,600	1,205,928
Urban Outfitters, Inc.*	37,700	1,416,012
VF Corporation	27,270	4,345,747
Wal-Mart Stores, Inc.	16,631	1,227,368
Yum! Brands, Inc.	91,659	6,080,658

		275,599,703

Consumer Staples — 2.8%
Church & Dwight Co., Inc.Δ	35,210	1,900,988
Coca-Cola Co. (The)	186,200	7,062,566
GNC Holdings, Inc. Class A	33,229	1,294,934
Kraft Foods, Inc. Class A	224,880	9,298,788
Mead Johnson Nutrition Co.	65,558	4,804,090
Whole Foods Market, Inc.	105,850	10,309,790

		34,671,156

Energy — 7.0%
Anadarko Petroleum Corporation	48,850	3,415,592
Cabot Oil & Gas Corporation	65,560	2,943,644
Cameron International Corporation*	93,900	5,264,973
Chevron Corporation	53,530	6,239,457
Denbury Resources, Inc.*	72,600	1,173,216
EOG Resources, Inc.	16,130	1,807,366
FMC Technologies, Inc.*	162,400	7,519,120
Halliburton Co.	191,678	6,457,632
Kinder Morgan, Inc.	66,826	2,373,659
National Oilwell Varco, Inc.	231,281	18,527,921
Noble Energy, Inc.	53,700	4,978,527
Pioneer Natural Resources Co.	11,300	1,179,720
Plains Exploration & Production Co.*	44,230	1,657,298
Schlumberger, Ltd.	265,990	19,239,057
Southwestern Energy Co.*	155,800	5,418,724

		88,195,906

Financial Services — 10.7%
Alliance Data Systems CorporationΔ*	6,610	938,290
American Express Co.	60,900	3,462,774
American Tower Corporation REIT	142,024	10,139,093
Ameriprise Financial, Inc.	36,790	2,085,625
Capital One Financial Corporation	129,405	7,377,379
CBRE Group, Inc. Class A*	147,340	2,712,529
Discover Financial Services	193,891	7,703,289
IntercontinentalExchange, Inc.*	56,200	7,497,642
JPMorgan Chase & Co.	82,890	3,355,387
Mastercard, Inc. Class A	27,970	12,627,896
Morgan Stanley	89,170	1,492,706
Raymond James Financial, Inc.	38,060	1,394,899
T Rowe Price Group, Inc.	61,180	3,872,694
US Bancorp	266,590	9,144,037
Vantiv, Inc. Class A*	38,650	832,908
Visa, Inc. Class A	331,330	44,490,992
Wells Fargo & Co.	423,802	14,633,883

		133,762,023

Healthcare — 12.6%
Abbott Laboratories	50,184	3,440,615
Alexion Pharmaceuticals, Inc.*	168,748	19,304,771
Allergan, Inc.	216,162	19,796,116
athenahealth, Inc.Δ*	45,500	4,175,535
Biogen Idec, Inc.*	117,341	17,510,797
Bristol-Myers Squibb Co.Δ	75,100	2,534,625
Catamaran Corporation*	19,110	1,872,207
Celgene Corporation*	24,280	1,854,992
Cerner Corporation*	109,551	8,480,343
Cooper Cos., Inc. (The)	19,080	1,802,297
Express Scripts Holding Co.*	189,893	11,900,594
Gilead Sciences, Inc.*	246,685	16,362,616
Hologic, Inc.*	80,380	1,626,891
Intuitive Surgical, Inc.*	28,487	14,119,012
Merck & Co., Inc.	110,390	4,978,589
Perrigo Co.	37,848	4,396,802
Pfizer, Inc.	307,600	7,643,860
Regeneron Pharmaceuticals, Inc.*	55,100	8,411,566
UnitedHealth Group, Inc.	41,150	2,280,122
Watson Pharmaceuticals, Inc.*	70,280	5,985,045

		158,477,395

Materials & Processing — 4.4%
Airgas, Inc.	12,470	1,026,281
E.I. du Pont de Nemours & Co.	47,240	2,374,755
Ecolab, Inc.	56,320	3,650,099
Masco Corporation	85,800	1,291,290
Monsanto Co.	205,618	18,715,351
Praxair, Inc.	132,041	13,716,419
Precision Castparts Corporation	74,980	12,247,233
Sherwin-Williams Co. (The)	14,500	2,159,195

		55,180,623

See Notes to Schedules of Investments.	95

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Producer Durables — 6.3%
AMETEK, Inc.	143,635	$5,091,861
B/E Aerospace, Inc.*	37,080	1,561,068
Caterpillar, Inc.	43,400	3,734,136
Cummins, Inc.	25,800	2,379,018
Danaher Corporation	81,979	4,521,142
Deere & Co.	32,063	2,644,877
Eaton CorporationΔ	72,590	3,430,603
FedEx Corporation	49,800	4,214,076
Fluor Corporation	24,480	1,377,734
General Electric Co.	301,260	6,841,615
Honeywell International, Inc.	127,530	7,619,918
Kansas City Southern	37,970	2,877,367
Stericycle, Inc.*	29,260	2,648,615
Trimble Navigation, Ltd.*	64,720	3,084,555
Union Pacific Corporation	78,608	9,330,770
Verisk Analytics, Inc. Class A*	85,440	4,067,798
W.W. Grainger, Inc.	67,104	13,982,460

		79,407,613

Technology — 22.9%
Altera Corporation	43,010	1,461,695
Apple, Inc.	144,296	96,282,949
Autodesk, Inc.*	72,550	2,420,993
Cisco Systems, Inc.	246,650	4,708,548
Citrix Systems, Inc.*	94,370	7,225,911
EMC Corporation*	578,245	15,768,741
Equinix, Inc.Δ*	12,133	2,500,005
F5 Networks, Inc.*	104,150	10,904,505
Facebook, Inc.*	213,000	4,611,450
Google, Inc. Class A*	56,975	42,987,637
Intuit, Inc.	77,240	4,547,891
JDS Uniphase Corporation*	111,950	1,386,501
LinkedIn Corporation, Class A*	45,197	5,441,719
Microsoft Corporation	367,050	10,930,749
QUALCOMM, Inc.	615,212	38,444,598
Red Hat, Inc.*	57,420	3,269,495
Rovi Corporation*	7	102
Salesforce.com, Inc.*	169,560	25,890,116
Teradata Corporation*	84,490	6,371,391
VMware, Inc.*	24,028	2,324,469

		287,479,465

Utilities — 1.1%
American Water Works Co., Inc.	31,640	1,172,578
AT&T, Inc.Δ	206,500	7,785,050
ITC Holdings Corporation	22,050	1,666,539
NiSource, Inc.	64,430	1,641,677
Sprint Nextel Corporation*	299,900	1,655,448

		13,921,292

Total Common Stocks (Cost $829,435,072)		1,126,695,176

FOREIGN COMMON STOCKS — 6.1%
Bermuda — 0.2%
Invesco, Ltd.	113,380	2,833,366

Canada — 0.6%
Lululemon Athletica, Inc.*	59,534	4,401,944
Valeant Pharmaceuticals International, Inc.*	52,471	2,900,072

		7,302,016

China — 0.3%
Baidu, Inc. ADRΔ*	34,213	3,996,763

Denmark — 0.6%
Novo Nordisk A/S ADR	47,890	7,557,521

Hong Kong — 0.4%
Michael Kors Holdings, Ltd.*	93,625	4,978,977

Ireland — 1.7%
Accenture PLC Class A	252,565	17,687,127
Shire PLC ADR	41,150	3,650,005

		21,337,132

Netherlands — 1.3%
ASML Holding N.V.	172,300	9,249,064
LyondellBasell Industries N.V. Class A	129,804	6,705,675

		15,954,739

Singapore — 0.7%
Avago Technologies, Ltd.	174,250	6,075,226
Hutchison Port Holdings Trust	3,282,000	2,379,450

		8,454,676

United Kingdom — 0.3%
Ensco PLC Class A	85,220	4,649,603

Total Foreign Common Stocks (Cost $64,914,808)		77,064,793

PREFERRED STOCK — 0.1%
Wells Fargo & Co.* (Cost $678,134)	35,400	1,052,088

MONEY MARKET FUNDS — 11.9%
GuideStone Money Market Fund (GS4 Class)¥	53,162,880	53,162,880
Northern Institutional Liquid Assets Portfolio§	95,723,795	95,723,795

Total Money Market Funds (Cost $148,886,675)		148,886,675

TOTAL INVESTMENTS — 107.8% (Cost $1,043,914,689)		1,353,698,732
Liabilities in Excess of Other Assets — (7.8)%		(97,826,887)

NET ASSETS — 100.0%		$1,255,871,845

96	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

%
Technology	22.9
Consumer Discretionary	21.9
Healthcare	12.6
Money Market Funds	11.9
Financial Services	10.7
Energy	7.0
Producer Durables	6.3
Foreign Common Stocks	6.1
Materials & Processing	4.4
Futures Contracts	4.3
Consumer Staples	2.8
Utilities	1.1
Preferred Stock	0.1

112.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,126,695,176	$1,126,695,176	$—	$—
Foreign Common Stocks	77,064,793	77,064,793	—	—
Money Market Funds	148,886,675	148,886,675	—	—
Preferred Stock	1,052,088	1,052,088	—	—

Total Assets — Investments in Securities	$1,353,698,732	$1,353,698,732	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(672,485)	$(672,485)	$—	$—

Total Liabilities — Other Financial Instruments	$(672,485)	$(672,485)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	97

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 78.7%
Consumer Discretionary — 11.4%
Aaron’s, Inc.*	94,300	$2,622,483
AMERCO, Inc.Δ*	6,100	648,796
American Eagle Outfitters, Inc.	34,800	733,584
American Public Education, Inc.Δ*	18,100	659,383
ANN, Inc.*	43,800	1,652,574
Apollo Group, Inc. Class AΔ*	60,700	1,763,335
Arbitron, Inc.	32,300	1,224,170
Arctic Cat, Inc.*	36,500	1,513,290
Beazer Homes USA, Inc.Δ*	80,800	286,840
Buffalo Wild Wings, Inc.*	3,000	257,220
Cabela’s, Inc.*	15,100	825,668
Capella Education Co.Δ*	48,500	1,700,410
Carter’s, Inc.*	7,400	398,416
Central Garden and Pet Co.Δ*	41,100	488,679
Chico’s FAS, Inc.	70,600	1,278,566
Constant Contact, Inc.Δ*	64,800	1,127,520
CROCS, Inc.*	91,600	1,484,836
Domino’s Pizza, Inc.*	14,908	562,032
DSW, Inc.	30,000	2,001,600
Elizabeth Arden, Inc.Δ*	15,550	734,582
Foot Locker, Inc.	22,000	781,000
Francesca’s Holdings CorporationΔ*	21,700	666,841
Genesco, Inc.*	3,743	249,770
H&R Block, Inc.Δ	36,100	625,613
Hibbett Sports, Inc.*	11,900	707,455
Hot Topic, Inc.Δ	60,000	522,000
Inter Parfums, Inc.Δ	33,600	614,880
Interpublic Group of Cos., Inc. (The)	146,700	1,631,304
John Wiley & Sons, Inc.	29,000	1,332,550
Jos. A. Bank Clothiers, Inc.Δ*	18,200	882,336
LeapFrog Enterprises, Inc.Δ*	104,386	941,562
Lear Corporation	22,900	865,391
Life Time Fitness, Inc.Δ*	29,300	1,340,182
Lumber Liquidators Holdings, Inc.Δ*	13,200	668,976
Meritage Homes Corporation*	8,395	319,262
Meritor, Inc.Δ*	118,400	502,016
Monro Muffler Brake, Inc.Δ	33,500	1,178,865
National American University Holdings, Inc.Δ	54,700	273,500
Pier 1 Imports, Inc.Δ	33,360	625,166
Pool Corporation	27,200	1,130,976
PulteGroup, Inc.Δ*	36,500	565,750
Ryland Group, Inc. (The)Δ	35,000	1,050,000
Select Comfort CorporationΔ*	18,700	589,985
Six Flags Entertainment Corporation	6,600	388,080
Smith & Wesson Holding CorporationΔ*	111,900	1,232,019
Sotheby’sΔ	66,200	2,085,300
Thor Industries, Inc.Δ	19,700	715,504
TripAdvisor, Inc.Δ*	15,150	498,890
TRW Automotive Holdings Corporation*	13,800	603,198
Ulta Salon Cosmetics & Fragrance, Inc.*	4,784	460,723
Vera Bradley, Inc.Δ*	31,800	758,430
Vitamin Shoppe, Inc.Δ*	29,350	1,711,692
WABCO Holdings, Inc.*	32,300	1,862,741
Whirlpool CorporationΔ	12,600	1,044,666

		51,390,607

Consumer Staples — 3.2%
Annie’s, Inc.Δ*	12,900	578,436
Cal-Maine Foods, Inc.Δ	17,800	799,932
Casey’s General Stores, Inc.	25,700	1,468,498
Chef’s Warehouse, Inc. (The)Δ*	32,400	530,712
Dean Foods Co.*	105,600	1,726,560
Fresh Market, Inc. (The)*	14,300	857,714
Hain Celestial Group, Inc. (The)Δ*	16,101	1,014,363
Harris Teeter Supermarkets, Inc.	27,500	1,068,100
J & J Snack Foods CorporationΔ	24,052	1,378,901
Medifast, Inc.*	36,200	946,630
Natural Grocers by Vitamin Cottage, Inc.*	8,700	194,184
PetMed Express, Inc.Δ	58,700	589,348
Smart Balance, Inc.Δ*	26,538	320,579
Susser Holdings CorporationΔ*	8,100	292,977
United Natural Foods, Inc.*	36,000	2,104,200
USANA Health Sciences, Inc.Δ*	15,100	701,697

		14,572,831

Energy — 5.2%
Alon USA Energy, Inc.	43,700	598,690
American Standard Energy Corporation@*	158,702	98,395
Approach Resources, Inc.*	16,400	494,132
Delek US Holdings, Inc.	23,800	606,662
Dril-Quip, Inc.Δ*	10,000	718,800
First Solar, Inc.Δ*	58,700	1,299,912
Gulfport Energy Corporation*	49,300	1,541,118
Helix Energy Solutions Group, Inc.*	59,700	1,090,719
HollyFrontier Corporation	30,200	1,246,354
Hornbeck Offshore Services, Inc.Δ*	63,200	2,316,280
ION Geophysical CorporationΔ*	161,300	1,119,422
Key Energy Services, Inc.Δ*	87,800	614,600
Matador Resources Co.*	45,800	475,862
McMoRan Exploration Co.Δ*	113,300	1,331,275
Oasis Petroleum, Inc.Δ*	53,923	1,589,110
Patterson-UTI Energy, Inc.Δ	51,500	815,760
Rex Energy CorporationΔ*	36,435	486,407
Sanchez Energy CorporationΔ*	28,600	584,298
Swift Energy Co.Δ*	42,800	893,664
Tesoro Corporation	57,100	2,392,490
Vaalco Energy, Inc.Δ*	114,400	978,120
Western Refining, Inc.Δ	58,300	1,526,294
World Fuel Services CorporationΔ	16,600	591,126

		23,409,490

Financial Services — 17.6%
American Campus Communities, Inc. REIT	28,600	1,254,968
American Capital, Ltd.*	73,000	827,820
American Equity Investment Life Holding Co.Δ	84,100	978,083
American Financial Group, Inc.	42,200	1,599,380
Assurant, Inc.	51,300	1,913,490

98	See Notes to Schedules of Investments.

	Shares	Value
BOK Financial Corporation	10,300	$608,730
Brown & Brown, Inc.	31,600	823,812
Calamos Asset Management, Inc. Class A	46,100	536,604
CapitalSource, Inc.	266,900	2,023,102
Cardtronics, Inc.Δ*	112,500	3,350,250
Columbia Banking System, Inc.Δ	27,000	500,580
Comerica, Inc.Δ	36,500	1,133,325
Commerce Bancshares, Inc.	30,500	1,230,065
CommonWealth REIT	100,300	1,460,368
CoreLogic, Inc.*	71,079	1,885,726
Coresite Realty Corporation REIT	25,700	692,358
Duff & Phelps Corporation Class AΔ	45,500	619,255
East West Bancorp, Inc.	47,700	1,007,424
Encore Capital Group, Inc.Δ*	38,600	1,090,836
Evercore Partners, Inc. Class AΔ	21,200	572,400
First American Financial CorporationΔ	53,800	1,165,846
First Citizens BancShares, Inc. Class AΔ	4,700	765,630
FleetCor Technologies, Inc.*	29,200	1,308,160
Global Payments, Inc.	26,400	1,104,312
Hanover Capital Mortgage Holdings, Inc.*	4,300	159,143
Heartland Payment Systems, Inc.Δ	61,300	1,941,984
Higher One Holdings, Inc.Δ*	35,500	478,540
Hospitality Properties Trust REIT	82,200	1,954,716
Hudson City Bancorp, Inc.	167,900	1,336,484
Huntington Bancshares, Inc.	352,600	2,432,940
IBERIABANK Corporation	26,700	1,222,860
Inland Real Estate Corporation REITΔ	79,700	657,525
Jack Henry & Associates, Inc.	41,900	1,588,010
Jones Lang LaSalle, Inc.	51,300	3,916,755
Lender Processing Services, Inc.	25,200	702,828
MarketAxess Holdings, Inc.	25,600	808,960
Mid-America Apartment Communities, Inc. REIT	18,400	1,201,704
National Health Investors, Inc. REITΔ	16,400	843,616
NBH Holdings Corporation PIPE+@*	30,300	554,187
Nelnet, Inc. Class AΔ	25,200	598,248
Netspend Holdings, Inc.Δ*	100,200	984,966
Ocwen Financial Corporation*	137,151	3,759,309
Pacwest BancorpΔ	32,800	766,536
Pebblebrook Hotel Trust REITΔ	58,300	1,363,637
Pennsylvania Real Estate Investment Trust REIT	40,000	634,400
Portfolio Recovery Associates, Inc.*	19,100	1,994,613
Post Properties, Inc. REIT	21,800	1,045,528
PrivateBancorp, Inc.Δ	26,400	422,136
ProAssurance Corporation	7,200	651,168
Protective Life Corporation	26,400	691,944
PS Business Parks, Inc. REITΔ	12,700	848,614
Reinsurance Group of America, Inc.	39,200	2,268,504
Republic Bancorp, Inc. Class AΔ	27,600	605,820
RLI CorporationΔ	16,400	1,093,224
Safety Insurance Group, Inc.Δ	16,600	761,608
SCBT Financial CorporationΔ	12,000	483,360
Signature Bank*	16,040	1,075,963
Sunstone Hotel Investors, Inc. REIT*	116,000	1,276,000
SVB Financial Group*	11,800	713,428
Synovus Financial CorporationΔ	311,800	738,966
Texas Capital Bancshares, Inc.Δ*	15,600	775,476
Washington Federal, Inc.	44,200	737,256
Webster Financial CorporationΔ	42,900	1,016,730
Wilshire Bancorp, Inc.*	244,500	1,540,350
Wintrust Financial CorporationΔ	33,700	1,266,109
World Acceptance CorporationΔ*	8,300	559,835
Wright Express Corporation*	26,900	1,875,468
Zillow, Inc. Class AΔ*	13,263	559,433

		79,361,405

Healthcare — 8.9%
Air Methods CorporationΔ*	6,300	752,031
Align Technology, Inc.Δ*	35,179	1,300,568
athenahealth, Inc.Δ*	3,600	330,372
AVANIR Pharmaceuticals, Inc.Δ*	104,600	334,720
BioMarin Pharmaceutical, Inc.*	20,500	825,535
Bio-Rad Laboratories, Inc. Class A*	6,100	650,992
Brookdale Senior Living, Inc.*	36,300	842,886
Celldex Therapeutics, Inc.Δ*	9,000	56,700
Centene CorporationΔ*	35,600	1,331,796
Community Health Systems, Inc.*	69,900	2,036,886
Computer Programs & Systems, Inc.	4,900	272,195
Cooper Cos., Inc. (The)	13,166	1,243,660
Corcept Therapeutics, Inc.Δ*	96,000	267,840
Covance, Inc.*	31,300	1,461,397
Cubist Pharmaceuticals, Inc.Δ*	6,634	316,309
Cyberonics, Inc.*	7,300	382,666
Dynavax Technologies CorporationΔ*	99,300	472,668
ExamWorks Group, Inc.Δ*	87,000	1,298,040
Five Star Quality Care, Inc.+	2,086	—
Genomic Health, Inc.*	5,200	180,388
Gentiva Health Services, Inc.Δ*	73,500	832,020
Globus Medical, Inc. Class A*	45,400	818,562
Haemonetics CorporationΔ*	15,200	1,219,040
Hanger, Inc.*	25,600	730,368
Hill-Rom Holdings, Inc.	28,500	828,210
HMS Holdings CorporationΔ*	14,717	491,989
Incyte Corporation, Ltd.Δ*	28,800	519,840
IPC The Hospitalist Co., Inc.Δ*	26,500	1,211,050
Magellan Health Services, Inc.*	38,600	1,992,146
Masimo CorporationΔ*	56,400	1,363,752
MedAssets, Inc.*	22,100	393,380
Medivation, Inc.*	18,600	1,048,296
Myriad Genetics, Inc.*	42,500	1,147,075
NuVasive, Inc.*	20,400	467,364
PDL BioPharma, Inc.Δ	228,900	1,760,241
PerkinElmer, Inc.	16,800	495,096
Pharmacyclics, Inc.*	5,700	367,650

See Notes to Schedules of Investments.	99

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Providence Service Corporation (The)*	64,200	$833,958
Sirona Dental Systems, Inc.*	27,600	1,572,096
Sun Healthcare Group, Inc.Δ*	222,700	1,885,156
Team Health Holdings, Inc.*	37,600	1,020,088
Tenet Healthcare CorporationΔ*	399,200	2,502,984
United Therapeutics Corporation*	17,200	961,136
Volcano CorporationΔ*	24,200	691,394
WebMD Health CorporationΔ*	29,900	419,497

		39,930,037

Materials & Processing — 4.4%
A. Schulman, Inc.Δ	55,600	1,324,392
Acuity Brands, Inc.	4,800	303,792
Allied Nevada Gold CorporationΔ*	39,200	1,531,152
Boise, Inc.	224,900	1,970,124
Coeur d’Alene Mines Corporation*	39,000	1,124,370
Cytec Industries, Inc.	8,700	570,024
Eagle Materials, Inc.	25,700	1,188,882
H.B. Fuller Co.	35,900	1,101,412
Huntsman Corporation	97,600	1,457,168
KapStone Paper and Packaging Corporation*	23,900	535,121
Lennox International, Inc.	14,000	677,040
Louisiana-Pacific CorporationΔ*	29,045	363,063
Martin Marietta Materials, Inc.	7,500	621,525
Molycorp, Inc.Δ*	120,400	1,384,600
PH Glatfelter Co.Δ	83,700	1,490,697
RBC Bearings, Inc.Δ*	15,500	745,550
Royal Gold, Inc.Δ	7,800	778,908
Timken Co.	30,400	1,129,664
TPC Group, Inc.*	23,000	938,630
Wausau Paper CorporationΔ	60,800	563,008

		19,799,122

Producer Durables — 12.8%
A.O. Smith CorporationΔ	18,900	1,087,506
Advisory Board Co. (The)Δ*	23,300	1,114,439
AGCO Corporation*	44,500	2,112,860
Alaska Air Group, Inc.*	18,800	659,128
Albany International Corporation Class AΔ	53,600	1,177,592
Allegiant Travel Co.*	15,200	963,072
Alliant Techsystems, Inc.	36,400	1,824,004
Angie’s List, Inc.Δ*	48,900	517,362
Applied Industrial Technologies, Inc.Δ	23,900	990,177
Chart Industries, Inc.Δ*	7,346	542,502
Clean Harbors, Inc.Δ*	31,500	1,538,775
Columbus McKinnon CorporationΔ*	36,000	543,960
Corporate Executive Board Co. (The)Δ	30,600	1,641,078
CoStar Group, Inc.*	25,157	2,051,302
CRA International, Inc.Δ*	20,600	355,968
DXP Enterprises, Inc.Δ*	11,100	530,247
EMCOR Group, Inc.	46,000	1,312,840
Esterline Technologies CorporationΔ*	20,100	1,128,414
ExlService Holdings, Inc.Δ*	44,600	1,315,700
Generac Holdings, Inc.*	28,000	640,920
Genesee & Wyoming, Inc. Class AΔ*	38,250	2,557,395
Healthcare Services Group, Inc.Δ	42,050	961,684
HEICO Corporation Class AΔ	36,461	1,245,358
Huntington Ingalls Industries, Inc.*	34,600	1,454,930
Huron Consulting Group, Inc.Δ*	11,872	413,383
Itron, Inc.*	23,400	1,009,710
Kaman CorporationΔ	20,100	720,786
KBR, Inc.	34,400	1,025,808
Kennametal, Inc.Δ	23,900	886,212
Liquidity Services, Inc.Δ*	15,210	763,694
MAXIMUS, Inc.	21,300	1,272,036
McGrath RentCorpΔ	37,800	986,202
Middleby CorporationΔ*	15,900	1,838,676
Mistras Group, Inc.*	54,300	1,259,760
MYR Group, Inc.*	37,100	740,145
Nordson Corporation	4,800	281,376
Old Dominion Freight Line, Inc.Δ*	28,000	844,480
On Assignment, Inc.Δ*	83,700	1,667,304
Orbital Sciences Corporation*	51,600	751,296
Oshkosh Corporation*	102,900	2,822,547
OSI Systems, Inc.Δ*	7,724	601,236
PHH CorporationΔ*	85,200	1,733,820
Resources Connection, Inc.Δ	47,100	617,481
Standard Parking CorporationΔ*	29,400	659,442
Titan Machinery, Inc.Δ*	52,400	1,062,672
Trinity Industries, Inc.	22,200	665,334
Triumph Group, Inc.Δ	24,300	1,519,479
United Rentals, Inc.*	7,600	248,596
URS Corporation	29,600	1,045,176
UTi Worldwide, Inc.	59,300	798,771
WageWorks, Inc.*	40,000	698,000
Watts Water Technologies, Inc.Δ	22,700	858,741
WESCO International, Inc.Δ*	29,600	1,693,120

		57,752,496

Technology — 11.5%
ACI Worldwide, Inc.*	12,500	528,250
Active Network, Inc. (The)*	32,800	410,984
Amdocs, Ltd.	38,000	1,253,620
Amkor Technology, Inc.Δ*	117,100	515,240
Anixter International, Inc.Δ*	11,500	660,790
Bazaarvoice, Inc.Δ*	29,500	446,925
Bottomline Technologies, Inc.Δ*	63,800	1,575,222
BroadSoft, Inc.Δ*	17,600	721,952
Brocade Communications Systems, Inc.*	113,000	668,395
CACI International, Inc. Class AΔ*	28,800	1,491,552
Cadence Design Systems, Inc.*	98,100	1,262,057
CommVault Systems, Inc.*	37,300	2,189,510
Cymer, Inc.Δ*	15,400	786,324
Cypress Semiconductor CorporationΔ*	107,200	1,149,184
DealerTrack Holdings, Inc.Δ*	49,500	1,378,575
DigitalGlobe, Inc.Δ*	47,100	960,369
Ebix, Inc.Δ	35,300	833,433
Fortinet, Inc.*	12,700	306,578
Fusion-io, Inc.Δ*	26,500	802,155

100	See Notes to Schedules of Investments.

	Shares	Value
Hittite Microwave CorporationΔ*	15,400	$854,238
IAC/InterActiveCorp	24,300	1,265,058
Informatica Corporation*	30,500	1,061,705
Ingram Micro, Inc. Class A*	56,700	863,541
Kayak Software CorporationΔ*	9,300	328,569
Kulicke & Soffa Industries, Inc.*	73,900	768,560
LSI Corporation*	147,000	1,015,770
Monotype Imaging Holdings, Inc.	43,500	678,165
NetSuite, Inc.*	8,900	567,820
NeuStar, Inc. Class A*	21,000	840,630
NIC, Inc.Δ*	154,300	2,283,640
Polycom, Inc.Δ*	104,000	1,026,480
QLIK Technologies, Inc.*	37,200	833,652
RealPage, Inc.Δ*	25,200	569,520
Saba Software, Inc.Δ*	40,400	403,596
SAIC, Inc.	58,900	709,156
Sanmina-SCI Corporation*	54,000	458,460
Semtech Corporation*	73,867	1,857,755
ServiceNow, Inc.Δ*	10,000	386,800
Silicon Laboratories, Inc.*	31,700	1,165,292
Solera Holdings, Inc.	38,200	1,675,834
Splunk, Inc.*	16,200	594,864
SS&C Technologies Holdings, Inc.*	116,600	2,939,486
Tangoe, Inc.Δ*	24,309	319,177
Tech Data Corporation*	23,000	1,041,900
Ultimate Software Group, Inc.Δ*	23,800	2,429,980
Ultratech, Inc.*	16,956	532,079
Unisys CorporationΔ*	80,200	1,669,764
United Online, Inc.Δ	293,500	1,620,120
Universal Display CorporationΔ*	8,025	275,900
Veeco Instruments, Inc.Δ*	8,400	252,168
Vocera Communications, Inc.*	38,300	1,183,853
Volterra Semiconductor CorporationΔ*	43,700	955,719
Web.com Group, Inc.Δ*	16,200	290,790

		51,661,156

Utilities — 3.7%
Alliant Energy Corporation	42,000	1,822,380
American Water Works Co., Inc.	52,600	1,949,356
Cbeyond, Inc.Δ*	96,500	951,490
General Communication, Inc. Class AΔ*	43,700	428,260
j2 Global, Inc.Δ	37,800	1,240,596
MetroPCS Communications, Inc.*	56,000	655,760
Neutral Tandem, Inc.Δ*	92,300	865,774
NTELOS Holdings CorporationΔ	22,550	391,693
NV Energy, Inc.	98,200	1,768,582
OGE Energy Corporation	18,300	1,014,918
Pinnacle West Capital CorporationΔ	45,400	2,397,120
PNM Resources, Inc.Δ	76,500	1,608,795
Portland General Electric Co.Δ	51,600	1,395,264

		16,489,988

Total Common Stocks (Cost $305,656,810)		354,367,132

FOREIGN COMMON STOCKS — 7.4%
Bermuda — 3.1%
Aspen Insurance Holdings, Ltd.	19,900	606,751
Endurance Specialty Holdings, Ltd.	24,600	947,100
Energy XXI Bermuda, Ltd.Δ	48,100	1,681,095
Everest Re Group, Ltd.	22,500	2,406,600
Maiden Holdings, Ltd.Δ	79,000	702,310
Montpelier Re Holdings, Ltd.Δ	172,100	3,808,573
Nabors Industries, Ltd.*	129,400	1,815,482
PartnerRe, Ltd.	8,400	623,952
RenaissanceRe Holdings, Ltd.	16,900	1,301,976

		13,893,839

Canada — 1.3%
AuRico Gold, Inc.Δ*	217,000	1,514,660
Domtar CorporationΔ	16,000	1,252,640
Franco-Nevada CorporationΔ	9,800	577,514
Gran Tierra Energy, Inc.*	109,200	564,564
New Gold, Inc.Δ*	162,500	1,985,750

		5,895,128

China — 0.1%
Lihua International, Inc.Δ*	63,500	226,060

Greece — 0.1%
Aegean Marine Petroleum Network, Inc.Δ	92,500	561,475

Ireland — 0.1%
Amarin Corporation PLC ADRΔ*	36,400	458,640

Israel — 0.5%
Allot Communications, Ltd.Δ	34,200	906,984
EZchip Semiconductor, Ltd.Δ	14,384	440,007
Mellanox Technologies, Ltd.Δ*	9,600	974,688

		2,321,679

Luxembourg — 0.3%
Altisource Portfolio Solutions SA*	16,600	1,431,750

Netherlands — 0.3%
Chicago Bridge & Iron Co. NV	26,300	1,001,767
QIAGEN NVΔ*	14,000	259,140

		1,260,907

Panama — 0.3%
Banco Latinoamericano de Commercio Exterior SA, Class EΔ	60,600	1,338,654

Puerto Rico — 0.3%
Popular, Inc.Δ*	68,900	1,200,927

South Africa — 0.1%
Net 1 UEPS Technologies, Inc.Δ*	72,100	652,505

Switzerland — 0.7%
Allied World Assurance Company Holdings AG	22,400	1,730,400
Foster Wheeler AG*	68,000	1,629,280

		3,359,680

United Kingdom — 0.2%
Xyratex, Ltd.	94,600	870,320

Total Foreign Common Stocks (Cost $31,077,423)		33,471,564

See Notes to Schedules of Investments.	101

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RIGHTS/WARRANTS — 0.0%
Asen Warrants A+	25,000	$2,250
Asen Warrants B+	25,000	1,250
Asen Warrants C+	25,000	2,750

Total Rights/Warrants (Cost $0)		6,250

MONEY MARKET FUNDS — 30.8%
GuideStone Money Market Fund (GS4 Class)¥	19,306,732	19,306,732
Northern Institutional Liquid
Assets Portfolio§	119,268,351	119,268,351

Total Money Market Funds (Cost $138,575,083)		138,575,083

	Par
AGENCY OBLIGATIONS — 0.4%
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/17 144A	$250,000	297,673
Federal Home Loan Bank
5.50%, 07/15/36	120,000	166,881
Federal Home Loan Mortgage Corporation
1.25%, 10/02/19	130,000	129,731
Federal National Mortgage Association
0.88%, 10/01/17	210,000	211,317
1.83%, 10/01/19Ω†	680,000	599,222
6.25%, 05/15/29	110,000	161,658
6.63%, 11/15/30	200,000	307,834
Tennessee Valley Authority
5.25%, 09/15/39	50,000	66,548

Total Agency Obligations (Cost $1,736,530)		1,940,864

ASSET-BACKED SECURITIES — 0.4%
Ameriquest Mortgage Securities, Inc.
0.56%, 04/25/34†	36,575	31,796
Asset Backed Securities Corporation Home Equity
1.19%, 12/15/33†	28,312	24,822
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	25,000	26,279
2.10%, 03/20/19 144A	100,000	102,004
Bear Stearns Asset-Backed Securities Trust
1.12%, 10/27/32†	10,235	9,181
0.67%, 12/25/33†	139,088	120,994
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	95,647
1.52%, 06/15/43†	100,000	94,416
1.97%, 06/15/43†	100,000	87,033
EFS Volunteer No 2 LLC
1.57%, 03/25/36 144A†	100,000	100,311
EMC Mortgage Loan Trust
0.87%, 02/25/41 144A†	46,964	40,886
Greenpoint Manufactured Housing
2.98%, 03/18/29†	75,000	60,877
3.61%, 06/19/29†	50,000	40,926
3.74%, 02/20/30†	50,000	40,726

	Par	Value
GSAA Trust
0.49%, 07/25/37†	$194,159	$157,533
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	98,743
KeyCorporation Student Loan Trust
0.71%, 10/25/32†	55,285	50,961
Lehman XS Trust
0.52%, 11/25/35†	176,221	138,904
0.52%, 12/25/35†	85,424	28,831
MASTR Specialized Loan Trust
0.57%, 05/25/37 144A†	184,721	107,317
Option One Mortgage Loan Trust
1.02%, 11/25/32†	16,745	14,530
Renaissance Home Equity Loan Trust
1.08%, 06/25/33†	19,120	14,962
SLM Student Loan Trust
0.82%, 09/16/24†	100,000	91,292
1.14%, 03/15/33 144A†	85,810	83,364
SunTrust Student Loan Trust
0.57%, 01/30/23 144A†	100,000	98,468

Total Asset-Backed Securities (Cost $1,914,915)		1,760,803

CORPORATE BONDS — 2.5%
AES Corporation
7.75%, 10/15/15Δ	30,000	34,050
8.00%, 06/01/20Δ	40,000	46,700
Ally Financial, Inc.
1.75%, 10/30/12	100,000	100,125
American Express Co.
6.80%, 09/01/66†	150,000	161,062
American International Group, Inc.
5.85%, 01/16/18	180,000	209,271
Amgen, Inc.
3.88%, 11/15/21	150,000	161,489
Apache Corporation
5.63%, 01/15/17Δ	110,000	131,191
Arch Coal, Inc.
7.00%, 06/15/19Δ	70,000	59,150
AT&T, Inc.
5.50%, 02/01/18	180,000	218,614
3.88%, 08/15/21Δ	30,000	34,022
6.30%, 01/15/38	60,000	79,043
BAC Capital Trust XIV
4.00%, 09/29/49†Δ	10,000	7,879
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	80,934
Bank of America Corporation
5.42%, 03/15/17	60,000	64,921
3.88%, 03/22/17	20,000	21,545
5.75%, 12/01/17	200,000	230,372
5.00%, 05/13/21	50,000	55,056
Boeing Capital Corporation
4.70%, 10/27/19	40,000	47,542
Boeing Co.
4.88%, 02/15/20	60,000	72,850
Calpine Corporation
7.88%, 01/15/23 144AΔ	80,000	88,800
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	116,416

102	See Notes to Schedules of Investments.

	Par	Value
CCO Holdings LLC
7.00%, 01/15/19	$70,000	$76,125
6.50%, 04/30/21	10,000	10,750
Cengage Learning Acquisitions, Inc.
11.50%, 04/15/20 144A	10,000	10,750
CIT Group, Inc.
4.25%, 08/15/17	20,000	20,856
Citigroup, Inc.
6.00%, 12/13/13	110,000	116,696
6.38%, 08/12/14	20,000	21,774
5.00%, 09/15/14	170,000	179,386
5.50%, 10/15/14	50,000	53,943
3.95%, 06/15/16Δ	70,000	74,962
6.00%, 08/15/17	30,000	34,981
5.38%, 08/09/20	50,000	57,900
6.88%, 03/05/38	60,000	79,121
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	30,000	44,873
Comcast Corporation
6.50%, 01/15/17Δ	120,000	145,538
5.15%, 03/01/20	20,000	23,830
5.65%, 06/15/35Δ	10,000	11,749
Concho Resources Inc.
6.50%, 01/15/22Δ	33,000	36,548
ConocoPhillips Holding Co.
6.95%, 04/15/29	60,000	85,150
CONSOL Energy, Inc.
6.38%, 03/01/21	50,000	48,875
Countrywide Financial Corporation
6.25%, 05/15/16Δ	50,000	54,565
CVS Caremark Corporation
6.60%, 03/15/19	130,000	166,361
CVS Pass-Through Trust
6.94%, 01/10/30	62,574	76,431
Devon Energy Corporation
5.60%, 07/15/41	90,000	107,191
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	131,077
5.30%, 02/15/40	50,000	61,410
Ecolab, Inc.
4.35%, 12/08/21	20,000	22,733
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	50,000	56,500
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	207,000
6.13%, 10/15/39Δ	10,000	12,062
5.70%, 02/15/42	70,000	81,194
Express Scripts Holding Co.
3.50%, 11/15/16 144A	150,000	162,325
FirstEnergy Corporation
7.38%, 11/15/31	130,000	170,767
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	174,650
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 03/01/22Δ	145,000	145,435
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	40,000	46,050
General Electric Capital Corporation
1.63%, 07/02/15	30,000	30,545
6.00%, 08/07/19	260,000	316,692
4.63%, 01/07/21	30,000	33,561
6.38%, 11/15/67†Δ	130,000	137,501
Goldman Sachs Capital II
4.00%, 06/01/43†Δ	10,000	7,544
Goldman Sachs Group, Inc.
5.45%, 11/01/12	10,000	10,039
5.25%, 10/15/13	20,000	20,879
6.00%, 05/01/14	10,000	10,739
3.30%, 05/03/15	100,000	104,122
5.95%, 01/18/18	100,000	116,259
5.38%, 03/15/20	60,000	67,062
6.00%, 06/15/20	40,000	46,194
5.25%, 07/27/21	10,000	11,044
6.25%, 02/01/41	130,000	150,942
Hess Corporation
8.13%, 02/15/19	90,000	119,235
HSBC Finance Corporation
6.68%, 01/15/21	220,000	255,553
Humana, Inc.
7.20%, 06/15/18	60,000	72,804
Hyundai Capital America
2.13%, 10/02/17 144A	20,000	20,026
International Lease Finance Corporation
6.50%, 09/01/14 144A	30,000	32,400
6.75%, 09/01/16 144A	140,000	158,025
JPMorgan Chase & Co.
6.13%, 06/27/17	200,000	235,717
4.40%, 07/22/20	60,000	66,145
4.25%, 10/15/20	100,000	109,447
4.35%, 08/15/21	10,000	11,042
4.50%, 01/24/22	100,000	111,138
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	155,242
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	82,291
Kraft Foods Group, Inc.
5.38%, 02/10/20 144A	62,000	73,801
3.50%, 06/06/22 144A	60,000	63,526
Lehman Escrow Bonds
0.00%, 03/01/42+Ω†	120,000	—
0.00%, 08/19/45+Ω†	50,000	—
0.00%, 07/19/47+Ω†	160,000	—
0.00%, 11/30/49+Ω†	10,000	—
MarkWest Energy Partners LP
6.25%, 06/15/22	10,000	10,800
5.50%, 02/15/23Δ	20,000	21,000
Medtronic, Inc.
4.45%, 03/15/20Δ	40,000	46,565
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	223,381
MetLife, Inc.
6.75%, 06/01/16	50,000	59,896
6.40%, 12/15/66	120,000	126,490
Mondelez International, Inc.
5.38%, 02/10/20	58,000	70,078

See Notes to Schedules of Investments.	103

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Morgan Stanley
4.75%, 03/22/17	$10,000	$10,732
Noble Energy, Inc.
4.15%, 12/15/21	90,000	97,394
NVR, Inc.
3.95%, 09/15/22	20,000	20,549
Occidental Petroleum Corporation
3.13%, 02/15/22	50,000	53,879
2.70%, 02/15/23	30,000	30,907
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	36,558
6.05%, 03/01/34	90,000	118,679
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	113,400
PepsiCo, Inc.
0.70%, 08/13/15	70,000	70,292
7.90%, 11/01/18Δ	13,000	17,647
Pfizer, Inc.
6.20%, 03/15/19	70,000	89,303
QEP Resources, Inc.
5.25%, 05/01/23	30,000	30,750
Range Resources Corporation
5.75%, 06/01/21Δ	60,000	64,800
Raytheon Co.
3.13%, 10/15/20	30,000	32,234
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	80,000	102,877
Regency Energy Partners LP
6.50%, 07/15/21	42,000	45,150
Reynolds Group Issuer, Inc.
5.75%, 10/15/20 144AΔ	70,000	70,087
Roche Holdings, Inc.
6.00%, 03/01/19 144A	50,000	62,861
Rock-Tenn Co.
3.50%, 03/01/20 144AΔ	30,000	30,649
4.00%, 03/01/23 144A	20,000	20,373
Safeway, Inc.
3.95%, 08/15/20Δ	10,000	9,754
4.75%, 12/01/21Δ	30,000	30,642
SandRidge Energy, Inc.
7.50%, 02/15/23 144AΔ	20,000	20,650
SESI LLC
7.13%, 12/15/21Δ	10,000	11,100
SLM Corporation
3.88%, 09/10/15	60,000	61,875
Sprint Nextel Corporation
7.00%, 08/15/20	120,000	125,250
State Street Corporation
4.96%, 03/15/18	100,000	110,658
Taylor Morrison Communities, Inc.
7.75%, 04/15/20 144A	20,000	21,400
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	82,688
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	20,000	21,441
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	138,510
8.25%, 04/01/19	40,000	53,760
4.13%, 02/15/21	10,000	11,075
5.88%, 11/15/40	70,000	82,621
Time Warner, Inc.
4.70%, 01/15/21Δ	30,000	34,517
6.25%, 03/29/41	10,000	12,716
UAL 2009-2A Pass Through Trust
9.75%, 07/15/18	39,867	45,647
United Parcel Service, Inc.
4.50%, 01/15/13	50,000	50,614
United Technologies Corporation
4.50%, 06/01/42	10,000	11,256
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	101,583
Univision Communications, Inc.
6.75%, 09/15/22 144A	40,000	40,200
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	40,000	39,700
Wachovia Corporation
5.63%, 10/15/16	270,000	313,120
Wal-Mart Stores, Inc.
6.50%, 08/15/37	100,000	143,780
Waste Management, Inc.
7.38%, 05/15/29	20,000	26,618
WellPoint, Inc.
1.25%, 09/10/15	20,000	20,154
5.88%, 06/15/17	110,000	131,003
Wells Fargo & Co.
3.68%, 06/15/16 STEP	50,000	54,473
2.10%, 05/08/17Δ	100,000	103,572
4.60%, 04/01/21	10,000	11,572
Williams Cos., Inc.
7.88%, 09/01/21	24,000	31,521
7.50%, 01/15/31	15,000	18,850
7.75%, 06/15/31	24,000	30,782
8.75%, 03/15/32	5,000	6,955
Williams Partners LP
5.25%, 03/15/20Δ	20,000	23,213
WPX Energy, Inc.
6.00%, 01/15/22Δ	20,000	21,600
Wyeth LLC
5.95%, 04/01/37	10,000	13,602

Total Corporate Bonds (Cost $10,052,085)		11,205,908

FOREIGN BONDS — 0.9%
Australia — 0.1%
BHP Billiton Finance (USA), Ltd.
6.50%, 04/01/19	110,000	140,222
3.25%, 11/21/21	10,000	10,624
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	63,307
5.00%, 10/15/19 144AΔ	20,000	22,985
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	50,000	50,000
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	90,000	123,229

		410,367

Canada — 0.2%
Anadarko Finance Co.
7.50%, 05/01/31Δ	60,000	80,562

104	See Notes to Schedules of Investments.

	Par	Value
Barrick Gold Corporation
6.95%, 04/01/19	$100,000	$124,071
Hydro Quebec
1.38%, 06/19/17	240,000	243,806
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	20,000	23,209
Province of Ontario
4.40%, 04/14/20Δ	160,000	190,133

		661,781

Cayman Islands — 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	50,000	53,140
6.13%, 10/06/16	40,000	45,515
5.75%, 01/20/20	32,000	36,633
5.38%, 01/27/21	150,000	169,766
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	10,000	10,769
Vale Overseas, Ltd.
4.38%, 01/11/22	195,000	205,951
6.88%, 11/21/36Δ	60,000	69,773

		591,547

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	40,000	41,969

France — 0.0%
BNP Paribas SA
2.38%, 09/14/17	60,000	60,329
Credit Agricole SA
8.38%, 10/29/49 144A†	120,000	117,300

		177,629

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#	130,000	1

Japan — 0.0%
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	100,000	105,264

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	30,000	31,455

Mexico — 0.1%
America Movil SAB de CV
5.63%, 11/15/17	30,000	36,288
Mexican Bonos
8.00%, 06/11/20(M)	2,670,000	245,301
6.50%, 06/09/22(M)	2,930,000	248,689
Mexico Government International Bond
6.05%, 01/11/40	10,000	13,375
4.75%, 03/08/44Δ	50,000	55,750

		599,403

Netherlands — 0.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	370,000	388,138
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17Δ	150,000	159,371
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	85,507
Shell International Finance BV
4.38%, 03/25/20	90,000	105,582

		738,598

Spain — 0.1%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	100,000	99,271
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	99,304
Telefonica Emisiones SAU
5.88%, 07/15/19	30,000	30,225

		228,800

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	94,685
3.88%, 03/10/15	30,000	32,264
3.56%, 11/01/21	10,000	10,750
3.25%, 05/06/22	50,000	53,018
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	60,000	62,448
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	60,000	60,765
7.65%, 08/29/49†	10,000	9,800
WPP Finance UK
8.00%, 09/15/14	100,000	112,310

		436,040

Total Foreign Bonds (Cost $3,880,781)		4,022,854

MORTGAGE-BACKED SECURITIES — 4.1%
American Home Mortgage Investment Trust
0.92%, 04/25/44†	32,749	28,927
0.51%, 11/25/45†	170,029	125,579
Banc of America Commercial Mortgage Trust
5.42%, 09/10/45†	17,000	18,752
5.63%, 07/10/46	90,000	103,753
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.73%, 07/10/43	10,000	10,614
Bear Stearns Adjustable Rate Mortgage Trust
2.84%, 02/25/35†	62,647	49,934
2.97%, 08/25/35†	174,715	135,883
Bear Stearns Mortgage Funding Trust
0.43%, 12/25/46†	155,205	28,378
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	163,863	174,426

See Notes to Schedules of Investments.	105

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Countrywide Alternative Loan Trust
0.46%, 07/25/35†	$164,876	$109,383
0.48%, 07/25/35†	214,462	150,193
Credit Suisse First Boston Mortgage Securities Corporation
6.00%, 10/25/35	98,735	62,478
Federal Home Loan Mortgage Corporation
4.00%, 10/01/25	526,602	560,620
2.50%, 10/01/27 TBA	600,000	630,094
3.10%, 05/01/37†	9,824	10,576
5.50%, 12/01/38	206,785	225,544
6.00%, 11/01/39	340,975	374,979
4.50%, 06/01/42	99,593	110,868
3.00%, 10/01/42 TBA	800,000	843,375
4.00%, 10/01/42	100,000	111,823
Federal Home Loan Mortgage Corporation REMIC
3.00%, 09/15/31 IO	796,783	104,883
6.00%, 05/15/36	146,090	170,308
20.08%, 04/15/39 IOΩ†	99,161	23,957
8.01%, 01/15/40 IOΩ†	99,724	14,468
Federal National Mortgage Association
3.00%, 10/01/27 TBA	800,000	848,000
2.50%, 10/16/27 TBA	100,000	105,094
4.50%, 05/01/31	78,863	85,903
6.00%, 04/01/33	27,812	31,478
5.00%, 07/01/33	31,356	34,460
5.00%, 09/01/33	33,826	37,174
6.00%, 02/01/34	10,082	11,411
2.76%, 09/01/35†	61,446	65,967
5.00%, 10/01/35	64,549	70,939
6.00%, 11/01/35	61,553	69,666
7.00%, 04/01/37	84,038	96,012
6.00%, 08/01/37	109,312	123,673
6.50%, 11/01/37	88,641	100,574
5.50%, 08/01/38	72,307	80,716
4.50%, 10/01/38 TBA	600,000	649,406
7.00%, 02/01/39	392,270	459,704
3.50%, 10/01/40 TBA	200,000	214,500
4.00%, 09/01/41	572,858	618,147
4.00%, 11/01/41	163,110	176,009
4.00%, 06/01/42	597,157	661,897
3.00%, 09/01/42	499,268	528,527
3.50%, 10/01/42	300,000	324,680
2.50%, 12/01/42 TBA	300,000	307,689
Federal National Mortgage Association Interest STRIP
3.00%, 04/25/27 IO	190,659	18,430
4.50%, 11/25/39 IO	90,114	12,579
3.50%, 11/25/41 IO	91,823	9,860
4.00%, 04/25/42 IO	186,311	30,171
Federal National Mortgage Association REMIC
3.96%, 03/25/39 IOΩ†	98,733	21,747
6.50%, 06/25/39	100,000	112,269
8.66%, 12/25/39 IOΩ†	32,925	4,280
7.83%, 10/25/40 IOΩ†	60,844	9,070
8.26%, 12/25/40 IOΩ†	121,874	18,050
3.81%, 01/25/41 IOΩ†	68,087	12,028
5.50%, 07/25/41	107,100	128,593
7.93%, 07/25/41 IOΩ†	68,066	11,055
0.87%, 09/25/41 IO†	184,929	32,646
5.53%, 10/25/41 IO†	244,765	47,352
1.53%, 03/25/42 IOΩ†	100,000	20,902
6.50%, 03/25/42	300,000	354,922
5.50%, 04/25/42	400,000	451,473
6.00%, 05/25/42	200,000	225,799
7.00%, 05/25/42	200,000	238,212
9.34%, 06/25/42 IOΩ†	281,680	45,175
6.50%, 07/25/42	290,000	334,781
FHLMC Multifamily Structured Pass Through Certificates
4.49%, 01/25/20 IOΩ†	214,781	13,036
4.50%, 04/25/20 IOΩ†	722,191	49,445
4.64%, 06/25/20 IOΩ†	667,508	63,951
4.63%, 08/25/20 IOΩ†	206,113	17,416
4.42%, 04/25/21 IOΩ†	524,729	44,394
4.47%, 07/25/21 IOΩ†	208,902	23,685
4.46%, 10/25/21 IOΩ†	184,224	20,257
4.53%, 12/25/21 IOΩ†	109,615	10,991
4.37%, 06/25/46 IOΩ†	274,732	23,586
First Horizon Alternative Mortgage Securities
2.57%, 02/25/36†	147,212	104,356
0.59%, 02/25/37†	65,321	37,636
General Electric Capital Commercial Mortgage Corporation
5.30%, 03/10/44†	100,000	112,976
Government National Mortgage Association
(0.93)%, 12/16/36 IOΩ†	76,069	10,398
9.47%, 05/20/37 IOΩ†	81,331	11,950
6.50%, 10/20/37	64,359	74,187
3.50%, 02/20/38 IO	492,137	87,873
6.00%, 07/20/38	86,346	97,613
6.00%, 09/20/38	580,193	655,903
5.50%, 10/01/38 TBA	100,000	111,449
(1.00)%, 11/20/38 IOΩ†	119,405	17,200
5.00%, 10/20/39	120,282	133,553
5.00%, 01/15/40	374,016	414,851
(1.00)%, 01/20/40 IOΩ†	78,682	13,455
4.50%, 01/20/40	73,696	81,588
(1.00)%, 03/20/40 IOΩ†	290,965	48,957
4.50%, 05/20/40	76,944	85,430
4.50%, 07/20/40	75,494	83,820
5.00%, 08/20/40	140,944	157,067
1.20%, 09/20/40 IOΩ†	68,382	11,324
1.66%, 09/20/40 IOΩ†	68,441	11,113
6.00%, 10/20/40	64,262	73,009
1.75%, 01/20/41 IOΩ†	71,815	11,206
4.50%, 01/20/41	79,381	88,105
4.50%, 03/20/41	462,658	512,168
4.00%, 10/01/41 TBA	200,000	220,125
3.00%, 10/01/42 TBA	200,000	214,219
3.50%, 10/01/42 TBA	100,000	109,578
3.00%, 10/18/42 TBA	100,000	107,078
0.24%, 11/20/59†	286,055	293,856
1.24%, 05/20/60†	158,952	162,285
0.75%, 01/20/61†	221,217	221,327
0.70%, 02/20/61†	228,515	228,037
0.75%, 03/20/61†	95,422	95,472
Granite Mortgages PLC
0.96%, 07/20/43†	24,132	23,746

106	See Notes to Schedules of Investments.

	Par	Value
Greenpoint Mortgage Funding Trust
0.48%, 10/25/45†	$44,352	$32,022
GS Mortgage Securities Corporation II
3.55%, 04/10/34 144A	26,000	28,083
GSMPS Mortgage Loan Trust
0.57%, 03/25/35 144A†	28,478	23,549
0.57%, 09/25/35 144A†	85,909	69,455
Harborview Mortgage Loan Trust
0.46%, 06/19/35†	210,194	164,010
Homestar Mortgage Acceptance Corporation
0.67%, 07/25/34†	80,837	79,843
Impac CMB Trust
1.02%, 03/25/33†	14,988	13,907
JPMorgan Chase Commercial Mortgage Securities Corporation
5.44%, 05/15/45	16,000	17,774
MASTR Adjustable Rate Mortgages Trust
0.95%, 12/25/46†	239,159	118,453
Merrill Lynch Mortgage Investors, Inc.
4.98%, 05/25/34†	17,192	17,511
Morgan Stanley Bank of America Merrill Lynch Trust
2.10%, 08/15/45 144A†	140,000	15,995
Morgan Stanley Capital I
5.69%, 04/15/49†	100,000	114,460
RBSSP Resecuritization Trust
3.44%, 12/26/35 144A†	29,210	29,294
Residential Accredit Loans, Inc.
3.25%, 12/26/34†	222,005	169,063
Structured Adjustable Rate Mortgage Loan Trust
2.80%, 11/25/34†	65,175	57,068
Structured Asset Securities Corporation
0.52%, 10/25/27†	20,631	20,389
Washington Mutual Mortgage Pass-Through Certificates
2.46%, 02/25/33†	26,555	26,517
2.44%, 10/25/33†	78,156	80,310
2.45%, 01/25/35†	90,917	92,047
2.23%, 11/25/36†	166,267	131,892
0.54%, 08/25/45†	111,998	101,737
Wells Fargo Mortgage Loan Trust
3.12%, 08/27/35 144A†	79,347	78,038
Wells Fargo Mortgage-Backed Securities Trust
2.68%, 04/25/36†	57,246	49,426

Total Mortgage-Backed Securities (Cost $18,971,976)		18,541,329

MUNICIPAL BOND — 0.0%
Northstar Education Finance, Inc., Revenue Bond
1.70%, 01/29/46†
(Cost $62,281)	75,000	62,676

	Number of Contracts	Value
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
December 2012 Long U.S. Treasury Bond Futures, Strike Price $151.00, Expires
11/24/12 (BAR)	6	$10,125

Put Options — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.75, Expires
12/15/12 (MLCS)	16	100
December 2012 90-Day Eurodollar Futures, Strike Price $99.625, Expires
12/15/12 (MLCS)	4	100
December 2012 Long U.S. Treasury Bond Futures, Strike Price $142.00, Expires
11/24/12 (BAR)	5	2,344

Total Purchased Options (Cost $27,270)		12,669

	Par
U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
3.13%, 11/15/41	$1,250,000	1,331,836
3.13%, 02/15/42	295,000	313,853
3.00%, 05/15/42	100,000	103,703
2.75%, 08/15/42	40,000	39,344

		1,788,736

U.S. Treasury Inflationary Index Bond
0.75%, 02/15/42	430,000	475,401

U.S. Treasury Notes
2.75%, 10/31/13	150,000	154,142
0.38%, 06/15/15	130,000	130,295
1.25%, 04/30/19	40,000	40,756
1.00%, 08/31/19	1,530,000	1,526,414
1.00%, 09/30/19	390,000	388,598
1.75%, 05/15/22	770,000	780,949
1.63%, 08/15/22	760,000	759,288

		3,780,442

Total U.S. Treasury Obligations (Cost $5,918,642)		6,044,579

TOTAL INVESTMENTS — 126.6% (Cost $517,873,796)		570,011,711

See Notes to Schedules of Investments.	107

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
December 2012 Long U.S. Treasury Bond Futures, Strike Price $154.00, Expires 11/24/12 (BAR)	(11)	$(8,250)
December 2012 Long U.S. Treasury Bond Futures, Strike Price $156.00, Expires 11/24/12 (BAR)	(6)	(2,531)

		(10,781)

Put Options — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.25, Expires 12/15/12 (MLCS)	(16)	(100)
December 2012 90-Day Eurodollar Futures, Strike Price $99.125, Expires 12/15/12 (MLCS)	(4)	(25)
December 2012 Long U.S. Treasury Bond Futures, Strike Price $138.00, Expires 11/24/12 (BAR)	(5)	(938)
December 2012 Long U.S. Treasury Bond Futures, Strike Price $141.00, Expires 11/24/12 (BAR)	(6)	(2,250)

		(3,313)

Total Written Options (Premiums received $(21,754))		(14,094)

Liabilities in Excess of Other Assets — (26.6)%		(119,587,782)

NET ASSETS — 100.0%		$450,409,835

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	30.8
Financial Services	17.6
Producer Durables	12.8
Technology	11.5
Consumer Discretionary	11.4
Healthcare	8.9
Futures Contracts	7.9
Foreign Common Stocks	7.4
Energy	5.2
Materials & Processing	4.4
Mortgage-Backed Securities	4.1
Utilities	3.7
Consumer Staples	3.2
Corporate Bonds	2.5
U.S. Treasury Obligations	1.4
Foreign Bonds	0.9
Agency Obligations	0.4
Asset-Backed Securities	0.4
Municipal Bond	—	**
Purchased Options	—	**
Rights/Warrants	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.4)

	134.1

**	Rounds to less than 0.005% .

108	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$1,940,864	$—	$1,940,864	$—
Asset-Backed Securities	1,760,803	—	1,483,707	277,096
Common Stocks	354,367,132	353,812,945	—	554,187
Corporate Bonds	11,205,908	—	11,160,260	45,648
Foreign Common Stocks	33,471,564	33,471,564	—	—
Foreign Bonds	4,022,854	—	4,022,853	1
Money Market Funds	138,575,083	138,575,083	—	—
Mortgage-Backed Securities	18,541,329	—	18,358,466	182,863
Municipal Bond	62,676	—	62,676	—
Purchased Options	12,669	10,225	2,444	—
Rights/Warrants	6,250	—	—	6,250
U.S. Treasury Obligations	6,044,579	—	6,044,579	—

Total Assets — Investments in Securities	$570,011,711	$525,869,817	$43,075,849	$1,066,045

Liabilities:
Investments in Securities:
Written Options	$(14,094)	$(10,781)	$(3,313)	$—

Total Liabilities — Investments in Securities	$(14,094)	$(10,781)	$(3,313)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(64,886)	$—	$(64,886)	$—
Futures Contracts	(298,200)	(298,200)	—	—

Total Liabilities — Other Financial Instruments	$(363,086)	$(298,200)	$(64,886)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending September 30, 2012.

See Notes to Schedules of Investments.	109

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 96.2%
Argentina — 0.0%
Banco Macro SA ADRΔ*	11,078	$157,086
MercadoLibre, Inc.	1,400	115,570

		272,656

Australia — 3.7%
AGL Energy, Ltd.	19,011	295,210
Alumina, Ltd.	34,920	30,789
Amcor, Ltd.	643,662	5,181,129
AMP, Ltd.	833,453	3,743,465
Ansell, Ltd.	11,934	198,685
Arrium, Ltd.	159,190	89,995
Asciano, Ltd.	11,884	53,870
ASX, Ltd.	2,537	77,817
Australia & New Zealand Banking Group, Ltd.	60,585	1,555,411
Bank of Queensland, Ltd.	24,743	194,548
Bendigo and Adelaide Bank, Ltd.	14,417	114,853
BHP Billiton, Ltd.	76,634	2,626,433
Boart Longyear, Ltd.	139,834	238,607
Brambles, Ltd.	238,276	1,735,091
Caltex Australia, Ltd.	30,606	524,789
CFS Retail Property Trust REIT	37,629	75,333
Coca-Cola Amatil, Ltd.	27,227	382,970
Cochlear, Ltd.Δ	23,994	1,671,296
Commonwealth Bank of Australia	30,622	1,771,491
Computershare, Ltd.	6,176	53,173
CSL, Ltd.	41,183	1,965,082
Dexus Property Group REIT	84,924	83,687
Downer EDI, Ltd.*	526,502	1,960,646
Fairfax Media, Ltd.	89,241	38,417
Flight Centre, Ltd.	3,588	87,798
Fortescue Metals Group, Ltd.Δ	538,076	1,947,932
Goodman Group REIT	19,815	81,394
GPT Group+*	63,198	—
GPT Group REIT	26,294	92,734
GrainCorp, Ltd. Class A	39,302	365,281
Incitec Pivot, Ltd.	88,594	273,858
Leighton Holdings, Ltd.	19,271	332,231
Lend Lease Group	7,753	63,131
Macquarie Group, Ltd.	22,994	678,819
Mirvac Group REIT	47,808	70,916
Monadelphous Group, Ltd.	5,824	119,013
Mount Gibson Iron, Ltd.	1,155,788	899,175
Myer Holdings, Ltd.	84,500	152,953
National Australia Bank, Ltd.	130,986	3,463,375
Newcrest Mining, Ltd.	13,780	416,527
Nufarm, Ltd.	10,792	68,175
OZ Minerals, Ltd.	4,583	32,089
Pacific Brands, Ltd.	485,986	307,509
Primary Health Care, Ltd.	123,128	462,349
Qantas Airways, Ltd.*	332,519	420,805
QBE Insurance Group, Ltd.	255,391	3,430,680
Rio Tinto, Ltd.	6,728	372,397
Santos, Ltd.	23,966	282,409
Sims Metal Management, Ltd.	9,611	95,508
Sonic Healthcare, Ltd.	34,559	485,742
SP AusNet	111,244	120,586
Spark Infrastructure Group 144A	136,217	230,316
Stockland REIT	46,149	159,887
Suncorp Group, Ltd.	50,481	483,843
Telstra Corporation, Ltd.	566,914	2,305,197
Toll Holdings, Ltd.	290,689	1,329,756
Wesfarmers, Ltd.	22,092	785,104
Westfield Group REIT	40,245	424,141
Westfield Retail Trust REIT	59,197	177,461
Westpac Banking Corporation	52,135	1,343,880
Whitehaven Coal, Ltd.	8,213	24,451
Woodside Petroleum, Ltd.	36,148	1,242,629
WorleyParsons, Ltd.	8,346	244,916

		48,537,754

Austria — 0.1%
Wiener Versicherung Gruppe	14,958	634,318

Belgium — 0.1%
Ageas STRIP VVPR*	5,306	102
Belgacom SA	1,422	43,400
Groupe Bruxelles Lambert SA	457	33,915
UCB SA	14,378	790,607
Umicore SA	17,989	940,274

		1,808,298

Bermuda — 0.4%
Catlin Group, Ltd.	731	5,615
Credicorp, Ltd.Δ	24,188	3,030,273
Kosmos Energy, Ltd.Δ*	28,468	324,250
Seadrill, Ltd.Δ	37,600	1,474,672
Signet Jewelers, Ltd.	7,343	355,607

		5,190,417

Brazil — 3.2%
AES Tiete SA	6,500	71,854
All America Latina Logistica SA	179,500	737,568
Amil Participacoes SA	102,790	1,229,576
Banco Bradesco SA ADRΔ	8,800	141,416
Banco do Brasil SA	39,500	483,216
Banco do Brasil SA ADRΔ	110,780	1,378,103
Banco Santander Brasil SA	170,783	1,252,704
Banco Santander Brasil SA ADR	275,489	2,030,354
BM&FBovespa SA	400,000	2,409,175
BR Malls Participacoes SA	92,800	1,277,616
Brookfield Incorporacoes SA	560,200	1,077,706
CCR SA	6,500	57,842
Cielo SA	33,900	845,138
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	13,300	599,963
Companhia de Saneamento Basico do Estado de Sao Paulo	45,300	1,843,284
Companhia Energetica de Minas Gerais ADRΔ	44,300	536,916
Companhia Hering	11,700	261,501
Cosan SA Industria e Comercio	49,700	906,110
Diagnosticos da America SA	52,500	313,873
Duratex SA	3,000	19,578
EDP—Energias do Brasil SA	1,900	11,922
Embraer SA ADR	68,900	1,834,118
Hypermarcas SA*	104,900	762,721
Itau Unibanco Holding SA ADRΔ	256,694	3,922,284
JBS SA*	68,900	226,013

110	See Notes to Schedules of Investments.

	Shares	Value
Lojas Americanas SA	31,300	$243,329
Lojas Renner SA	26,868	891,955
Magnesita Refratarios SA	52,339	194,924
Marfrig Alimentos SA*	43,367	254,351
Metalurgica Gerdau SA	60,200	727,537
Multiplan Empreendimentos Imobiliarios SA	2,500	73,499
OGX Petroleo e Gas Participacoes SA	705,420	2,153,928
Petroleo Brasileiro SA ADRΔ	176,750	3,964,252
Porto Seguro SA	36,100	363,270
Raia Drogasil SA	67,700	769,755
Tim Participacoes SA ADRΔ	152,261	2,926,456
Totvs SA	35,611	737,603
Tractebel Energia SA	26,714	421,020
Ultrapar Participacoes SA	38,368	858,489
Vale SA ADR	187,400	3,253,264

		42,064,183

Canada — 1.4%
Agrium, Inc.	15,890	1,643,979
Barrick Gold Corporation	49,933	2,085,202
Canadian National Railway Co.Δ	51,380	4,533,257
Enbridge, Inc.	35,600	1,390,540
First Quantum Minerals, Ltd.	223,339	4,759,386
Potash Corporation of Saskatchewan, Inc.Δ	36,380	1,579,620
Westjet Airlines, Ltd.	58,300	1,034,824
Yamana Gold, Inc.	53,840	1,028,883

		18,055,691

Chile — 0.2%
Banco Santander Chile ADRΔ	400	29,296
Cap SA	7,000	243,934
Embotelladora Andina SA ADR Class AΔ	8,434	236,068
Embotelladora Andina SA ADR Class BΔ	13,870	476,157
Empresas COPEC SA	11,100	163,609
Enersis SA ADRΔ	16,700	273,713
ENTEL Chile SA	31,900	664,772
Sociedad Quimica y Minera de Chile SA ADRΔ	13,800	850,632

		2,938,181

China — 3.1%
Agricultural Bank of China, Ltd.Δ	452,000	176,042
Anhui Conch Cement Co., Ltd. Class HΔ	645,096	2,009,152
Anta Sports Products, Ltd.Δ	164,000	126,055
Baidu, Inc. ADRΔ*	54,000	6,308,280
Bank of China, Ltd. Class H	2,328,000	885,679
Bank of Communications Co., Ltd. Class AΔ	249,000	168,910
China BlueChemical, Ltd.	416,000	246,251
China CITIC Bank Corp-oration, Ltd.Δ	49,000	23,255
China Coal Energy Co., Ltd.	235,000	214,572
China Communications Construction Co., Ltd. Class HΔ	304,000	245,817
China Construction Bank Corporation Class H	2,044,000	1,418,191
China Life Insurance Co., Ltd. Class H	249,000	719,314
China Merchants Bank Co., Ltd. Class HΔ	1,093,190	1,841,239
China Minsheng Banking Corporation, Ltd.Δ	353,500	279,005
China Petroleum & Chemical Corporation Class H	610,000	569,560
China Railway Construction Corporation, Ltd.Δ	1,729,200	1,547,662
China Railway Group, Ltd.	485,000	212,038
China Shenhua Energy Co., Ltd. Class H	328,651	1,275,771
China Telecom Corporation, Ltd. Class H	384,000	221,861
China Yurun Food Group, Ltd.Δ*	165,000	118,312
Chongqing Rural Commercial Bank Class H	127,000	50,118
CNinsure, Inc. ADRΔ*	8,107	47,021
CNOOC, Ltd.	1,489,900	3,055,102
Ctrip.com International, Ltd. ADRΔ*	38,257	645,778
Dongyue Group	308,000	137,038
ENN Energy Holdings, Ltd.	274,433	1,155,556
Evergrande Real Estate Group, Ltd.	169,000	66,911
Foxconn International Holdings, Ltd.*	16,000	5,262
Industrial & Commercial Bank of China Class HΔ	3,850,750	2,274,480
Jiangsu Express Co., Ltd. Class HΔ	128,000	106,143
Li Ning Co, Ltd.Δ*	614,342	327,214
Longfor Properties Co., Ltd.Δ	521,458	806,997
Parkson Retail Group, Ltd.Δ	1,261,927	1,057,838
PetroChina Co., Ltd. Class H	46,000	60,273
Tencent Holdings, Ltd.	275,000	9,369,942
Tingyi Cayman Islands Holding Corporation	40,000	120,453
Want Want China Holdings, Ltd.Δ	739,283	942,928
West China Cement, Ltd.	1,675,528	293,875
Yangzijiang Shipbuilding Holdings, Ltd.	331,800	264,964
Youku, Inc. ADRΔ*	32,582	599,183
Zhejiang Expressway Co., Ltd.	128,000	89,141

		40,083,183

Colombia — 0.1%
BanColombia SA	64,300	943,899
BanColombia SA ADRΔ	8,246	492,369

		1,436,268

Cyprus — 0.1%
Eurasia Drilling Co., Ltd. GDR	14,633	482,889
Global Ports Investment, Ltd. GDR	16,993	243,000
Global Ports Investment, Ltd. GDR 144A	18,105	258,901

		984,790

Denmark — 0.9%
AP Moller — Maersk A/S Class B	82	586,855
Coloplast A/S	295	61,426
Danske Bank A/S*	58,611	1,057,756
DSV A/S	44,739	1,005,596
Novo Nordisk A/S Class B	47,686	7,533,262

See Notes to Schedules of Investments.	111

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Novozymes A/S	36,890	$1,016,756
Vestas Wind Systems A/SΔ*	24,969	177,492

		11,439,143

Egypt — 0.2%
ElSwedy Electric Co.	80,671	356,994
Orascom Construction Industries	54,630	2,579,552

		2,936,546

Estonia — 0.0%
Tallink Group AS*	491,560	430,805

Finland — 0.4%
Kone OYJ	8,457	585,224
Metso OYJ	45,531	1,627,152
Outotec OYJ	23,201	1,101,643
Sampo OYJ	12,161	378,342
UPM-Kymmene OYJ	135,256	1,528,665

		5,221,026

France — 7.1%
Arkema SA	15,624	1,462,855
AtoS	12,728	887,156
AXA SA	30,296	451,220
BNP Paribas SA	58,782	2,793,388
Bouygues SA	17,919	437,509
Cap Gemini SA	22,925	969,963
Carrefour SA	211,908	4,395,121
Casino Guichard Perrachon SA	42,681	3,778,424
Christian Dior SA	27,889	3,741,566
Cie de St-Gobain	174,060	6,114,177
Cie Generale des Etablissements Michelin Class B	13,041	1,021,588
Cie Generale d’Optique Essilor International SA	8,954	838,467
Credit Agricole SA*	29,800	205,641
Danone SA	68,272	4,203,284
Edenred	9,332	262,207
Eramet	696	81,569
Etablissements Maurel et Prom	33,321	494,133
Faurecia	27,650	457,825
France Telecom SA	446,344	5,384,715
GDF Suez	119,136	2,663,865
Hermes International	1,313	352,639
Klepierre REIT	623	21,848
Lagardere SCA	15,526	424,073
L’Oreal SA	45,608	5,641,659
Natixis	44,299	139,470
Nexans SA	2,212	103,866
PPR	30,192	4,632,508
Publicis Groupe SA	7,064	395,329
Renault SA	24,692	1,158,796
Sanofi	170,468	14,534,621
Schneider Electric SA	66,205	3,918,208
Societe BIC SA	8,271	999,305
Societe Generale SA*	67,847	1,926,828
Total SA	173,349	8,598,616
UBISOFT Entertainment*	122,900	980,288
Unibail-Rodamco SE REIT	1,611	321,090
Valeo SA	25,703	1,189,067
Vallourec SAΔ	40,179	1,701,275
Vinci SA	76,812	3,271,651
Vivendi SA	93,357	1,820,520
Zodiac Aerospace	3,470	338,804

		93,115,134

Germany — 7.9%
Adidas AG	34,282	2,812,412
Aixtron SE NAΔ	63,889	851,793
Allianz SE	22,111	2,630,828
Aurubis AG	20,734	1,208,315
Axel Springer AGΔ	14,402	624,066
BASF SE	70,340	5,934,130
Bayer AG	135,862	11,667,811
Beiersdorf AG	65,901	4,835,574
Bilfinger SE	14,223	1,257,476
Brenntag AG	425	54,396
Continental AG	29,965	2,934,197
Daimler AG	76,495	3,702,465
Deutsche Bank AG	53,195	2,101,674
Deutsche Boerse AG	34,500	1,909,253
Deutsche Lufthansa AG	94,678	1,283,576
Deutsche Post AG	94,688	1,849,518
Deutsche Telekom AG	413,059	5,082,423
E.ON AG	78,983	1,874,144
Fresenius Medical Care AG & Co. KGaA	20,562	1,507,707
Fresenius SE & Co. KGaA	1,995	231,602
GEA Group AGΔ	75,079	2,271,627
Hannover Rueckversicherung AG	39,223	2,506,314
HeidelbergCement AG	35,208	1,844,599
Kabel Deutschland Holding AG	19,110	1,363,176
Leoni AG	22,341	834,292
Linde AG	36,865	6,348,030
Merck KGaA	15,358	1,894,636
Metro AGΔ	57,630	1,723,686
MTU Aero Engines Holding AGΔ	51,000	4,073,158
Rheinmetall AG	16,734	780,596
RWE AG	137,493	6,151,300
Salzgitter AG	14,059	543,170
SAP AG	152,152	10,775,266
Siemens AG	22,841	2,277,995
SMA Solar Technology AGΔ	14,534	508,292
Suedzucker AGΔ	43,743	1,548,639
TUI AG*	118,191	1,018,212
Volkswagen AGΔ	16,665	2,788,279

		103,604,627

Greece — 0.1%
Coca Cola Hellenic Bottling Co. SA	49,299	919,866

Guernsey — 0.0%
Resolution, Ltd.	7,614	26,693

Hong Kong — 2.7%
AIA Group, Ltd.	1,202,800	4,482,937
ASM Pacific Technology, Ltd.Δ	90,257	1,067,968
Belle International Holdings, Ltd.	359,000	650,029
BOC Hong Kong Holdings, Ltd.	57,500	182,792
Cheung Kong Holdings, Ltd.	6,000	87,980
Cheung Kong Infrastructure Holdings, Ltd.	7,000	42,384
China Mengniu Dairy Co., Ltd.	269,000	804,844
China Mobile, Ltd.	507,618	5,626,707

112	See Notes to Schedules of Investments.

	Shares	Value
China Overseas Land & Investment, Ltd.Δ	818,372	$2,081,273
China Resources Cement Holdings, Ltd.Δ	920,782	535,556
China Resources Gas Group, Ltd.Δ	323,469	660,784
China Resources Land, Ltd.Δ	64,000	140,974
CLP Holdings, Ltd.	48,000	407,942
COSCO Pacific, Ltd.	446,000	623,499
Esprit Holdings, Ltd.	77	118
First Pacific Co., Ltd.	38,000	41,313
GOME Electrical Appliances Holdings, Ltd.*	6,939,000	733,807
Guangdong Investment, Ltd.Δ	272,000	215,031
Hang Lung Group, Ltd.	15,000	95,079
Hang Seng Bank, Ltd.	27,900	427,816
Henderson Land Development Co., Ltd.	38,000	273,457
HKT Trust	954	810
Hong Kong & China Gas Co., Ltd.	91,200	231,233
Hong Kong Exchanges and Clearing, Ltd.Δ	97,600	1,475,193
Hopewell Holdings, Ltd.	10,500	36,291
Hutchison Whampoa, Ltd.	54,000	523,700
Jardine Matheson Holdings, Ltd.	61,540	3,501,626
Kerry Properties, Ltd.	66,100	334,163
Kingboard Chemical Holdings, Ltd.	114,400	274,712
Li & Fung, Ltd.Δ	2,442,924	3,786,917
Lifestyle International Holdings, Ltd.	33,000	68,179
Link (The) REIT	39,500	187,209
MMG, Ltd.*	492,000	188,449
MTR Corporation, Ltd.	23,000	87,206
New World Department Store China, Ltd.	463,337	256,943
New World Development Co., Ltd.	64,000	99,210
NWS Holdings, Ltd.	21,000	33,745
PCCW, Ltd.	68,000	27,800
Ports Design, Ltd.Δ	113,500	87,679
Shangri-La Asia, Ltd.	1,000	1,940
Shimao Property Holdings, Ltd.Δ	724,500	1,246,423
Shougang Fushan Resources Group, Ltd.	1,608,000	435,489
Sino Land Co., Ltd.	258,000	482,457
Sun Hung Kai Properties, Ltd.	15,000	219,756
Swire Pacific, Ltd. Class A	13,000	159,272
Swire Properties, Ltd.	100	309
Television Broadcasts, Ltd.	800	5,912
Wharf Holdings, Ltd.	38,000	263,901
Wheelock & Co., Ltd.	78,000	336,482
Wing Hang Bank, Ltd.	3,000	28,166
Yue Yuen Industrial Holdings, Ltd.	498,600	1,678,279

		35,241,741

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC	25,440	2,106,218
OTP Bank PLC	5,200	91,283

		2,197,501

India — 2.0%
ACC, Ltd.	58,630	1,634,070
Ambuja Cements, Ltd.	294,998	1,129,768
Andhra Bank	214,848	458,454
Axis Bank, Ltd.	95,747	2,062,159
Bank of India	16,700	98,531
Canara Bank	8,600	70,347
Container Corporation of India	10,705	193,977
Dabur India, Ltd.	308,256	748,067
GAIL India, Ltd.*	4,800	34,832
HCL Technologies, Ltd.	16,600	181,736
Hero MotoCorp, Ltd.	1,900	67,733
Hindustan Unilever, Ltd.	69,900	723,384
Housing Development Finance Corporation	96,100	1,410,936
ICICI Bank, Ltd. ADRΔ	87,190	3,499,807
Infosys, Ltd.	26,078	1,253,321
Infosys, Ltd. ADR Δ	55,775	2,707,318
JSW Steel, Ltd.	16,500	236,794
Kotak Mahindra Bank, Ltd.	150,208	1,847,520
Lupin, Ltd.	131,262	1,483,090
Maruti Suzuki India, Ltd.	32,376	829,027
Oil & Natural Gas Corporation, Ltd.*	69,100	367,935
Opto Circuits India, Ltd.*	101,293	248,888
Ranbaxy Laboratories, Ltd.*	39,500	396,722
Reliance Capital, Ltd.*	58,236	476,366
Rural Electrification Corporation, Ltd.*	256,800	1,062,595
Shriram Transport Finance Co., Ltd.	113,528	1,334,161
SKS Microfinance, Ltd.*	17,272	42,439
Tata Consultancy Services, Ltd.	31,334	769,850
Tata Motors, Ltd. ADRΔ	10,600	272,208
Tata Steel, Ltd.	48,000	364,835
Ultratech Cement, Ltd.	10,700	399,204
Welspun Corporation, Ltd.	52,114	100,138

		26,506,212

Indonesia — 0.7%
PT Bank Danamon Indonesia Tbk	69,897	45,648
PT Bank Negara Indonesia Persero Tbk	596,000	244,441
PT Bank Rakyat Indonesia Persero Tbk	1,294,134	1,007,450
PT Indo Tambangraya Megah Tbk	39,500	173,974
PT Indocement Tunggal Prakarsa Tbk	940,780	2,000,509
PT Indofood Sukses Makmur Tbk	722,000	426,259
PT Media Nusantara Citra Tbk	4,365,000	1,185,894
PT Ramayana Lestari Sentosa Tbk	2,662,000	292,069
PT Semen Gresik Persero Tbk	537,637	811,793
PT Telekomunikasi Indonesia Tbk	2,107,694	2,081,265
PT Telekomunikasi Indonesia Tbk ADRΔ	18,500	720,205
PT Unilever Indonesia Tbk	166,500	453,221
PT United Tractors Tbk	36,000	77,868

		9,520,596

Ireland — 0.4%
Experian PLC	100,071	1,662,814

See Notes to Schedules of Investments.	113

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
James Hardie Industries SE	142,914	$1,289,730
Shire PLC	60,960	1,785,674
WPP PLC	51,727	702,897

		5,441,115

Israel — 0.7%
Check Point Software Technologies, Ltd.Δ*	22,700	1,093,232
Teva Pharmaceutical Industries, Ltd. ADR	184,100	7,623,581

		8,716,813

Italy — 1.8%
Assicurazioni Generali SpA	20,976	301,629
Enel SpA	436,063	1,542,118
Eni SpAΔ	412,138	9,014,095
Fiat Industrial SpA	17,752	173,487
Fiat SpAΔ*	466,437	2,488,687
Finmeccanica SpAΔ*	113,400	538,598
Intesa Sanpaolo SpA	1,515,622	2,304,069
Prysmian SpA	22,562	402,427
Snam SpA	403,300	1,787,999
Telecom Italia SpA	3,174,981	3,182,407
UniCredit SpA*	345,619	1,435,453
Unione di Banche Italiane SCPA	14,202	52,488

		23,223,457

Japan — 12.6%
Acom Co., Ltd.*	33,550	853,367
Aeon Co., Ltd.	39,800	450,325
Ajinomoto Co., Inc.	40,000	627,371
Amada Co., Ltd.	194,000	850,179
Anritsu Corporation	16,000	207,483
Aozora Bank, Ltd.	600	1,838
Asahi Glass Co., Ltd.	5,200	34,649
Asahi Kasei Corporation	50,200	259,234
Astellas Pharma, Inc.Δ	120,300	6,112,116
Azbil Corporation	21,000	422,207
Bridgestone Corporation	7,800	180,907
Brother Industries, Ltd.	60,900	564,987
Calsonic Kansei Corporation	200,000	771,399
Canon, Inc.	251,050	8,026,265
Casio Computer Co., Ltd.	30,400	215,418
Central Japan Railway Co.	9,300	817,504
Chiyoda Corporation	108,000	1,680,061
Chubu Electric Power Co., Inc.	31,100	405,288
Chugai Pharmaceutical Co., Ltd.	19,900	416,921
COMSYS Holdings Corporation	86,000	1,200,077
Credit Saison Co., Ltd.	5,100	123,318
Daicel Corporation	31,000	185,905
Daihatsu Motor Co., Ltd.	47,000	784,136
Daiichi Sankyo Co., Ltd.	5,100	84,303
Dainippon Sumitomo Pharma Co., Ltd.	10,700	117,640
Daito Trust Construction Co., Ltd.	1,100	110,648
Daiwa House Industry Co., Ltd.	3,000	43,555
Daiwa Securities Group, Inc.	31,000	117,978
Dena Co., Ltd.Δ	76,700	2,547,494
Denso Corporation	170,100	5,342,326
East Japan Railway Co.	6,000	397,488
Ebara Corporation	79,000	331,023
Exedy Corporation	16,800	331,738
FamilyMart Co., Ltd.	19,100	939,826
Fuji Heavy Industries, Ltd.	900	7,473
Fuji Media Holdings, Inc.	138	225,992
Fujikura, Ltd.	144,000	431,779
Fujitsu, Ltd.Δ	446,000	1,674,500
Fukuoka Financial Group, Inc.	128,000	519,938
Furukawa Electric Co., Ltd.	52,000	97,950
Gree, Inc.Δ	68,200	1,248,819
Hino Motors, Ltd.	28,000	183,342
Hitachi High-Technologies Corporation	10,400	250,938
Hitachi, Ltd.	334,000	1,857,458
Hokuetsu Kishu Paper Co., Ltd.	25,000	123,975
Honda Motor Co., Ltd.	8,500	261,078
Hoya CorporationΔ	124,500	2,736,001
Ibiden Co., Ltd.Δ	32,600	476,635
Idemitsu Kosan Co., Ltd.	3,700	303,434
IHI Corporation	268,000	597,540
Inpex Corporation	761	4,539,281
Isetan Mitsukoshi Holdings, Ltd.	39,400	410,964
Isuzu Motors, Ltd.	122,100	589,848
ITOCHU CorporationΔ	344,400	3,490,779
J Front Retailing Co., Ltd.	78,000	437,775
Japan Petroleum Exploration Co.	5,400	216,581
Japan Real Estate Investment Corporation REIT	7	70,502
Japan Retail Fund Investment Corporation REIT	20	35,751
JGC Corporation	81,000	2,703,806
JSR CorporationΔ	87,400	1,433,521
JTEKT Corporation	43,300	342,339
JX Holdings, Inc.	70	383
Kajima Corporation	48,000	131,010
Kao Corporation	155,800	4,591,748
KDDI Corporation	14,000	1,087,135
Keisei Electric Railway Co., Ltd.	54,000	487,827
Kobe Steel, Ltd.	305,000	242,312
Komatsu, Ltd.Δ	70,800	1,394,408
Konami Corporation	4,500	102,236
Konica Minolta Holdings, Inc.	121,000	930,292
Kuraray Co., Ltd.Δ	91,500	1,039,986
KYB Co., Ltd.	99,000	352,665
Kyocera Corporation	8,500	736,289
Lawson, Inc.	40,000	3,075,346
Mabuchi Motor Co., Ltd.Δ	40,700	1,861,853
Marubeni Corporation	78,800	502,850
Marui Group Co., Ltd.	38,800	274,941
Mazda Motor Corporation*	88,000	102,614
Miraca Holdings, Inc.	8,700	390,742
Mitsubishi Corporation	109,800	1,996,492
Mitsubishi Electric Corporation	800	5,905
Mitsubishi Estate Co., Ltd.	108,000	2,067,555
Mitsubishi Heavy Industries, Ltd.	108,000	467,760
Mitsubishi Motors Corporation*	25,000	23,065
Mitsubishi UFJ Financial Group, Inc.	714,600	3,351,404

114	See Notes to Schedules of Investments.

	Shares	Value
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,760	$622,250
Mitsui & Co., Ltd.	85,200	1,198,739
Mitsui Chemicals, Inc.	135,000	264,672
Mitsui Engineering & Shipbuilding Co., Ltd.	337,000	388,647
Mitsui Fudosan Co., Ltd.	18,000	360,507
Mitsui Mining & Smelting Co., Ltd.	57,000	121,245
Mizuho Financial Group, Inc.	234,440	381,521
Mori Seiki Co., Ltd.Δ	100,800	643,239
Namco Bandai Holdings, Inc.	10,300	174,482
NET One Systems Co., Ltd.	40,600	511,402
NHK Spring Co., Ltd.	64,000	549,462
Nintendo Co., Ltd.	16,200	2,053,024
Nippon Building Fund, Inc. REIT	8	86,212
Nippon Electric Glass Co., Ltd.	49,100	271,170
Nippon Kayaku Co., Ltd.	13,000	139,595
Nippon Meat Packers, Inc.	11,000	141,235
Nippon Shokubai Co., Ltd.	17,000	190,172
Nippon Steel Corporation	13,230	27,125
Nippon Telegraph & Telephone Corporation	6,900	328,908
Nippon Yusen KK	33,800	59,769
Nishi-Nippon City Bank, Ltd. (The)	200	464
Nissan Motor Co., Ltd.Δ	261,400	2,227,460
Nisshin Seifun Group, Inc.	19,500	239,877
Nitori Holdings Co., Ltd.	8,600	798,949
Nitto Denko Corporation	19,000	905,689
NKSJ Holdings, Inc.	66,250	1,297,155
Nomura Holdings, Inc.	68,200	243,821
Nomura Research Institute, Ltd.	44,000	907,176
NSK, Ltd.	19,000	110,290
NTT DOCOMO, Inc.	306	496,407
Obayashi Corporation	125,000	570,220
OKUMA Corporation	112,000	661,609
Ono Pharmaceutical Co., Ltd.	1,400	86,199
Oriental Land Co., Ltd.Δ	7,400	974,782
ORIX Corporation*	1,590	159,733
Osaka Gas Co., Ltd.	77,000	339,416
Pacific Metals Co., Ltd.	59,000	201,102
Pioneer Corporation*	216,800	530,610
Rakuten, Inc.Δ	354,600	3,612,340
Rengo Co., Ltd.	4,000	18,401
Resona Holdings, Inc.	241,500	990,261
Rohm Co., Ltd.Δ	9,900	333,383
Sanrio Co., Ltd.Δ	21,600	774,157
Seiko Epson Corporation	15,600	95,151
Sekisui Chemical Co., Ltd.	74,000	596,438
Sekisui House, Ltd.	8,000	79,446
Seven & I Holdings Co., Ltd.	201,700	6,195,219
Shimamura Co., Ltd.	12,100	1,409,393
Shin-Etsu Chemical Co., Ltd.	120,000	6,750,384
Shinko Electric Industries Co., Ltd.	31,700	200,258
Shinsei Bank, Ltd.	546,000	706,638
SMC CorporationΔ	12,000	1,934,393
Softbank CorporationΔ	46,700	1,890,979
Sojitz Corporation	203,400	263,242
Sumco Corporation*	7,500	50,551
Sumitomo CorporationΔ	210,800	2,844,341
Sumitomo Heavy Industries, Ltd.	121,000	413,980
Sumitomo Metal Mining Co., Ltd.	30,000	378,652
Sumitomo Mitsui Financial Group, Inc.	35,600	1,113,070
Sumitomo Mitsui Trust Holdings, Inc.	562,900	1,673,408
Sumitomo Osaka Cement Co., Ltd.	48,000	170,989
Sumitomo Realty & Development Co., Ltd.	10,000	265,505
Suzuki Motor Corporation	28,700	557,157
T&D Holdings, Inc.	3,000	32,483
Taisei Corporation	292,000	838,134
Takeda Pharmaceutical Co., Ltd.	116,400	5,362,096
Teijin, Ltd.	15,000	36,712
THK Co., Ltd.	5,000	76,755
Tohoku Electric Power Co., Inc.	2,300	18,508
Tokai Carbon Co., Ltd.	38,000	115,889
Tokio Marine Holdings, Inc.	163,100	4,167,368
Tokuyama Corporation	155,000	317,786
Tokyo Electric Power Co., Inc.*	8,900	14,598
Tokyo Electron, Ltd.Δ	45,500	1,938,589
Tokyo Gas Co., Ltd.	30,000	165,300
Tokyo Steel Manufacturing Co., Ltd.	109,800	370,033
Toshiba CorporationΔ	481,300	1,541,837
Toshiba TEC CorporationΔ	132,000	585,238
Tosoh Corporation	252,000	477,909
Toyo Seikan Kaisha, Ltd.	5,000	53,498
Toyo Suisan Kaisha, Ltd.Δ	32,000	800,410
Toyota Boshoku Corporation	7,500	77,845
Toyota Motor Corporation	105,500	4,109,687
Trend Micro, Inc.Δ	31,700	885,520
UNY Co., Ltd.	77,700	604,355
USS Co., Ltd.	4,040	427,089
West Japan Railway Co.	10,200	435,892
Yamada Denki Co., Ltd.Δ	9,120	400,256
Yamaha Corporation	7,900	73,291
Yamato Holdings Co., Ltd.	5,200	82,358
Yokogawa Electric CorporationΔ	292,300	3,378,455

		166,009,753

Jersey — 0.1%
Petrofac, Ltd.	20,262	521,871
Randgold Resources, Ltd.	1,533	188,509

		710,380

Luxembourg — 0.6%
APERAM	134,712	2,173,416
ArcelorMittalΔ	44,700	641,050
Millicom International Cellular SA ADR	20,037	1,859,175
O’Key Group SA GDR	8,377	80,419
Oriflame Cosmetics SA ADRΔ	65,186	2,231,813
Ternium SA ADRΔ	32,137	630,528

		7,616,401

Malaysia — 0.7%
AirAsia Bhd	1,810,765	1,789,141
Alliance Financial Group Bhd	158,100	211,559
AMMB Holdings Bhd	926,500	1,927,872
Axiata Group Bhd	575,900	1,224,718

See Notes to Schedules of Investments.	115

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
CIMB Group Holdings Bhd	281,996	$691,958
Kuala Lumpur Kepong Bhd	49,700	358,705
Lafarge Malayan Cement Bhd	148,480	432,348
Malayan Banking Bhd	80,700	237,889
Public Bank Bhd	88,500	416,368
RHB Capital Bhd	208,236	491,209
Tenaga Nasional Bhd	297,800	664,484
UMW Holdings Bhd	232,500	760,674

		9,206,925

Mexico — 1.1%
Alfa SAB de CV	472,000	878,600
America Movil SAB de CV	1,715,600	2,185,860
America Movil SAB de CV ADR	201,823	5,134,377
Arca Continental SAB de CV	11,200	79,312
Corporacion Moctezuma SAB de CV	164,707	361,487
Genomma Lab Internacional SAB de CV Class BΔ*	409,214	791,930
Grupo Bimbo SAB de CVΔ	120,100	299,789
Grupo Financiero Banorte SAB de CV	163,679	925,099
Grupo Financiero Inbursa SAB de CV	524,286	1,476,110
Grupo Mexico SAB de CV Series B	228,800	756,164
Grupo Televisa SAB ADRΔ	12,100	284,471
Industrias Penoles SAB de CVΔ	8,500	419,329
Kimberly-Clark de Mexico SAB de CV Class A	170,400	406,945
Megacable Holdings SAB de CV*	174,095	405,761

		14,405,234

Mongolia — 0.0%
Mongolian Mining CorporationΔ*	1,199,180	547,468

Netherlands — 4.2%
Aegon NV	438,064	2,277,068
ASML Holding NV	11,261	601,846
Corio NV REIT	368	15,646
European Aeronautic Defence and Space Co. NV	28,570	905,548
Gemalto NV	4,581	402,952
ING Groep NV*	1,083,472	8,561,347
Koninklijke Ahold NV	660,737	8,275,982
Koninklijke DSM NV	16,819	838,594
Koninklijke KPN NV	134,689	1,029,146
Koninklijke Philips Electronics NV	27,431	639,967
QIAGEN NV*	4,199	77,270
Randstad Holding NVΔ	126,239	4,195,908
Reed Elsevier NV	473,709	6,333,936
Royal Dutch Shell PLC Class A	330,323	11,419,926
Royal Dutch Shell PLC Class B	198,782	7,055,452
Unilever NV	74,697	2,642,587

		55,273,175

New Zealand — 0.0%
Telecom Corporation of New Zealand, Ltd.	269,985	530,706

Nigeria — 0.1%
First Bank of Nigeria PLC	1,530,142	144,546
First City Monument Bank PLC*	9,211,834	187,518
Guaranty Trust Bank PLC	6,895,739	840,034
Guaranty Trust Bank PLC GDR	73,563	456,091
United Bank for Africa PLC*	10,931,249	312,917

		1,941,106

Norway — 1.4%
Aker Solutions ASA	5,503	104,221
DNB ASA	209,295	2,566,457
Marine Harvest ASAΔ*	4,504,286	3,640,288
Orkla ASA	274,183	2,082,372
Petroleum Geo-Services ASA	87,060	1,439,121
Seadrill, Ltd.	44,628	1,742,618
Statoil ASA	62,416	1,611,361
Telenor ASA	62,891	1,226,226
TGS Nopec Geophysical Co. ASA	80,186	2,615,993
Yara International ASA	29,395	1,472,598

		18,501,255

Peru — 0.0%
Companhia de Minas Buenaventura SA ADRΔ	4,800	187,008
Southern Copper CorporationΔ	4,200	144,312

		331,320

Philippines — 0.2%
International Container Terminal Services, Inc.	660,920	1,115,397
Megaworld Corporation	14,916,000	797,379
Metropolitan Bank & Trust	347,100	769,669

		2,682,445

Poland — 0.2%
KGHM Polska Miedz SA	34,600	1,647,028
PGE SA	88,200	509,325
Powszechna Kasa Oszczednosci Bank Polski SA	7,000	77,786
Powszechny Zaklad Ubezpieczen SA	1,000	112,372
Tauron Polska Energia SA	196,500	300,548

		2,647,059

Portugal — 0.1%
Jeronimo Martins SGPS SA	58,249	971,964

Russia — 1.2%
Gazprom OAO ADR	180,900	1,825,281
LSR Group	3,640	65,762
LSR Group GDR	89,320	415,338
Lukoil OAO ADR	22,800	1,403,112
Magnit OJSC	16,010	2,131,570
Mail.ru Group, Ltd. GDR	21,550	719,554
NOMOS-BANK GDR*	11,774	147,175
NOMOS-BANK GDR144A*	19,426	242,825
NovaTek OAO GDR	18,654	2,206,768
Novorossiysk Commercial Sea Port GDR 144A	10,302	69,578
Novorossiysk Commercial Sea Port PJSC GDR	66,881	451,447
Raspadskaya OAO*	187,769	436,375
Rosneft OAO GDR	42,000	283,920
Sberbank of Russia	954,685	2,792,454
Severstal OAO GDRΔ	25,800	326,290
Surgutneftegas OJSC ADR	55,500	505,272
Tatneft OAO ADR	18,900	778,869

116	See Notes to Schedules of Investments.

	Shares	Value
X5 Retail Group NV GDRΔ*	73,730	$1,549,067

		16,350,657

Singapore — 1.6%
Ascendas Real Estate Investment Trust REIT	30,000	58,915
CapitaMall Trust REIT	33,000	54,319
ComfortDelgro Corporation, Ltd.	152,000	212,418
DBS Group Holdings, Ltd.	42,000	492,487
Global Logistic Properties, Ltd.	34,000	69,540
Golden Agri-Resources, Ltd.	454,300	244,327
Hutchison Port Holdings Trust	95,000	68,875
Jardine Cycle & Carriage, Ltd.	105,000	4,115,466
Keppel Corporation, Ltd.	197,700	1,836,522
Keppel Land, Ltd.	39,000	112,818
Neptune Orient Lines, Ltd.*	25,000	23,020
Oversea-Chinese Banking Corporation, Ltd.	5,000	38,054
SembCorp Industries, Ltd.	514,300	2,376,207
Singapore Airlines, Ltd.	24,000	210,039
Singapore Exchange, Ltd.	205,000	1,169,329
Singapore Press Holdings, Ltd.	12,000	39,798
Singapore Technologies Engineering, Ltd.	26,000	75,000
Singapore Telecommunications, Ltd.	1,255,700	3,274,315
StarHub, Ltd.	11,000	33,344
United Overseas Bank, Ltd.	375,417	6,011,200
UOL Group, Ltd.	9,186	42,891

		20,558,884

South Africa — 0.9%
ABSA Group, Ltd.	21,300	354,445
African Bank Investments, Ltd.	143,100	568,239
Aveng, Ltd.	52,200	196,244
Barloworld, Ltd.	40,600	350,732
Bidvest Group, Ltd.	116,108	2,873,753
FirstRand, Ltd.	59,100	198,042
Gold Fields, Ltd. ADRΔ	12,400	159,340
Growthpoint Properties, Ltd.	48,500	144,923
Impala Platinum Holdings, Ltd.	27,100	452,589
Imperial Holdings, Ltd.	45,500	1,025,076
Liberty Holdings, Ltd.	43,700	521,113
Life Healthcare Group Holdings, Ltd.Δ	39,000	148,775
MTN Group, Ltd.	86,366	1,662,465
Naspers, Ltd.	8,700	538,296
Nedbank Group, Ltd.	9,451	207,790
Pick’n Pay Stores, Ltd.	113,226	607,282
Redefine Properties, Ltd.	82,300	92,455
Royal Bafokeng Platinum, Ltd.*	14,696	86,343
Standard Bank Group, Ltd.	43,069	546,603
Woolworths Holdings, Ltd.	122,100	891,801

		11,626,306

South Korea — 3.4%
Celltrion, Inc.Δ	33,856	852,930
Daelim Industrial Co., Ltd.	8,000	683,087
DGB Financial Group, Inc.	2,400	31,743
Dongbu Insurance Co., Ltd.	6,500	283,060
Hana Financial Group, Inc.	8,000	245,091
Hyundai Motor Co.	3,500	793,576
Hyundai Securities Co., Ltd.	25,700	214,586
Hyundai Wia Corporation	6,930	1,169,107
Industrial Bank of Korea	900	9,920
KCC Corporation	600	157,366
Kia Motors Corporation	32,108	2,004,899
KIWOOM Securities Co., Ltd.	5,133	302,043
Korea Electric Power Corporation*	136,706	3,431,718
Korea Exchange Bank*	31,800	242,915
Korea Life Insurance Co., Ltd.	56,500	392,451
Korean Air Lines Co., Ltd.*	2,300	98,401
KP Chemical Corporation	27,300	324,232
LG Display Co., Ltd.*	19,100	487,199
LG Electronics, Inc.	14,000	869,154
LG Uplus Corporation	5,700	37,336
Lotte Shopping Co., Ltd.	2,627	756,362
MegaStudy Co., Ltd.	2,999	199,677
Mirae Asset Securities Co., Ltd.	2,900	88,324
NHN Corporation	6,434	1,681,694
POSCO ADRΔ	16,131	1,315,322
Samsung Card Co., Ltd.	5,200	187,381
Samsung Electronics Co., Ltd.	14,156	17,143,735
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	903	320,519
Samsung Fire & Marine Insurance Co., Ltd.	11,443	2,460,694
Samsung Heavy Industries Co., Ltd.	44,250	1,500,979
Shinhan Financial Group Co., Ltd.	109,311	3,732,463
Shinsegae Co., Ltd.	1,000	188,947
SK Holdings Co., Ltd.	4,500	629,597
SK Telecom Co., Ltd. ADRΔ	70,200	1,020,708
Woongjin Coway Co., Ltd.	1,300	35,967
Woori Finance Holdings Co., Ltd.	49,900	493,871
Woori Investment & Securities Co., Ltd.	4,700	49,688

		44,436,742

Spain — 2.8%
Amadeus IT Holding SA	259,346	6,042,231
Banco Bilbao Vizcaya Argentaria SA	70,923	557,136
Banco Santander SA	1,319,515	9,826,248
Ebro Foods SA	104,100	1,830,024
Endesa SA	50,391	968,086
Grifols SA*	2,523	83,324
Iberdrola SA	1,163,982	5,277,093
Inditex SA	44,603	5,538,549
Sacyr Vallehermoso SA*	233,256	500,875
Tecnicas Reunidas SA	21,324	991,419
Telefonica SA	350,049	4,666,990

		36,281,975

Sri Lanka — 0.0%
Dialog Axiata PLC	2,452,710	170,557

Sweden — 1.8%
Alfa Laval AB	77,624	1,407,414
Atlas Copco AB Class AΔ	214,189	4,998,656
Boliden AB	22,034	367,300
Electrolux AB	10,514	259,297
Hennes & Mauritz AB Class B	105,011	3,648,080
Investor AB	3,383	74,470

See Notes to Schedules of Investments.	117

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Lundin Petroleum AB*	48,465	$1,181,227
NCC AB	20,443	389,328
Nordea Bank AB	125,373	1,239,644
Sandvik AB	145,867	1,979,668
Scania AB	18,275	335,242
Skandinaviska Enskilda Banken AB	50,367	421,719
SKF AB	41,425	893,607
Svenska Cellulosa AB	49,304	915,706
Svenska Handelsbanken AB	69,290	2,595,949
Swedbank AB	116,495	2,188,449
TeliaSonera AB	37,643	270,942
Trelleborg AB	10,805	121,476

		23,288,174

Switzerland — 6.5%
ABB, Ltd.Δ	336,482	6,311,050
ABB, Ltd. ADRΔ	32,100	600,270
Actelion, Ltd.	2,037	101,969
Adecco SA	17,151	816,245
Aryzta AG	776	37,212
Cie Financiere Richemont SA	98,522	5,908,177
Credit Suisse Group AGΔ	100,196	2,123,239
Ferrexpo PLC	62,007	194,050
Geberit AG	7,310	1,589,468
Glencore International PLC	10,000	55,404
Helvetia Holding AGΔ	4,600	1,604,253
Julius Baer Group, Ltd.	118,030	4,116,304
Kuehne + Nagel International AGΔ	13,370	1,509,723
Logitech International SA	131,979	1,209,632
Lonza Group AG	14,154	740,282
Nestle SA	174,129	10,979,107
Novartis AG	215,823	13,206,394
OC Oerlikon Corporation AG*	195,938	1,883,338
Roche Holding AG	55,920	10,446,724
STMicroelectronics NV	100,136	539,554
Swatch Group AG (The)	5,396	2,152,663
Swiss Life Holding AG	9,529	1,133,753
Swiss Re AG	26,460	1,700,699
Syngenta AG	12,126	4,531,939
Transocean, Ltd.	4,575	204,063
Wolseley PLC	70,591	3,011,635
Xstrata PLC	38,258	591,536
Zurich Insurance Group AG	34,265	8,532,550

		85,831,233

Taiwan — 2.1%
Acer, Inc.*	69,000	67,791
Asustek Computer, Inc.	54,000	586,726
China Petrochemical Development Corporation	787,000	667,165
Chroma ATE, Inc.	131,573	276,939
Eva Airways Corporation*	577,000	338,561
Far EasTone Telecommunications Co., Ltd.	144,000	356,150
Feng Hsin Iron & Steel Co.	66,000	114,377
Foxconn Technology Co., Ltd.	171,150	665,601
Hon Hai Precision Industry Co., Ltd.	95,700	300,353
HTC Corporation	34,000	329,405
Kinsus Interconnect Technology Corporation	4,000	11,749
Lite-On Technology Corporation	92,460	119,386
MediaTek, Inc.	103,719	1,095,094
MStar Semiconductor, Inc.	96,000	771,249
Nan Ya Printed Circuit Board Corporation	148,000	241,588
President Chain Store Corporation	34,000	182,100
Quanta Computer, Inc.	239,000	635,137
Realtek Semiconductor Corporation	349,460	692,637
Richtek Technology Corporation	50,337	301,368
Siliconware Precision Industries Co. ADRΔ	59,100	325,641
Sinopac Financial Holdings Co., Ltd.	250,679	105,613
Taiwan Cooperative Financial Holding	54,600	30,268
Taiwan Semiconductor Manufacturing Co., Ltd.	3,125,011	9,573,268
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	430,036	6,803,170
Teco Electric and Machinery Co., Ltd.	1,715,500	1,188,007
Uni-President Enterprises Corporation	921,270	1,634,266
Walsin Lihwa Corporation*	379,000	132,524
Wistron Corporation	73,500	88,260

		27,634,393

Thailand — 0.9%
Advanced Info Service PCL NVDR	47,000	326,771
Advanced Info Service PCL	156,600	1,088,772
Bangkok Bank PCL NVDR	162,600	1,024,834
Bangkok Dusit Medical Services PCLΔ	294,700	1,029,248
Bank of Ayudhya PCL	165,600	169,474
Bank of Ayudhya PCL NVDRΔ	2,664,348	2,705,032
Big C Supercenter PCL NVDR	20,600	125,153
Central Pattana PCLΔ	755,766	1,473,228
Central Pattana PCL NVDR	81,300	158,479
Kasikornbank PCL NVDR	90,700	537,776
Krung Thai Bank PCL NVDRΔ	829,900	493,410
Robinson Department Store PCL	43,700	91,929
Siam Commercial Bank PCL NVDR	438,926	2,430,009
Thai Oil PCL NVDR	180,500	382,639

		12,036,754

Turkey — 0.8%
Akfen Holding AS*	43,863	211,841
Asya Katilim Bankasi AS*	243,800	268,590
BIM Birlesik Magazalar AS	22,407	935,054
Coca-Cola Icecek AS	65,888	1,231,791
TAV Havalimanlari Holding AS	47,600	235,716
Turk Hava Yollari*	282,600	591,223
Türkiye Garanti Bankasi AS	961,162	4,010,971
Türkiye Halk Bankasi AS	134,740	1,049,581
Turkiye Vakiflar Bankasi Tao	100,600	217,181
Yapi ve Kredi Bankasi AS*	551,089	1,312,372

		10,064,320

United Kingdom — 15.4%
Aberdeen Asset Management PLC	244,200	1,226,777

118	See Notes to Schedules of Investments.

	Shares	Value
AMEC PLC	80,310	$1,486,190
Anglo American PLC	391,675	11,506,831
ARM Holdings PLC	304,800	2,830,107
AstraZeneca PLC	55,099	2,629,186
Aviva PLC	446,370	2,297,191
Babcock International Group PLC	46,176	691,220
BAE Systems PLC	162,980	855,601
Barclays PLC	1,632,095	5,662,404
Barratt Developments PLC*	142,093	388,922
Berkeley Group Holdings PLC*	28,011	635,966
BG Group PLC	362,002	7,307,033
BHP Billiton PLC	324,934	10,100,572
BP PLC	2,071,116	14,598,518
British Land Co. PLC REIT	11,811	99,558
Britvic PLC	241,594	1,420,453
BT Group PLC	386,964	1,441,578
Cairn Energy PLC	7,744	34,401
Capital Shopping Centres Group PLC REIT	3,152	16,654
Centrica PLC	553,555	2,930,150
Cobham PLC	11,978	42,882
Compass Group PLC	899,692	9,930,073
Cookson Group PLC	44,530	429,286
Daily Mail & General Trust PLC	23,864	185,549
Dairy Crest Group PLC	218,900	1,224,104
Darty PLC	184,503	168,334
Dixons Retail PLC*	306,154	97,788
Drax Group PLC	21,021	172,100
DS Smith PLC	427,100	1,282,121
easyJet PLC	6,564	61,531
G4S PLC	71,267	305,774
GKN PLC	731,937	2,538,798
GlaxoSmithKline PLC	407,531	9,394,136
Hammerson PLC REIT	6,134	44,673
Hikma Pharmaceuticals PLC	17,326	203,261
HSBC Holdings PLC	1,540,224	14,258,896
IMI PLC	13,025	189,296
Inchcape PLC	20,341	118,117
Inmarsat PLC	105,226	1,002,525
Intercontinental Hotels Group PLC	18,737	490,157
Intermediate Capital Group PLC	108,959	524,852
International Consolidated Airlines Group SA*	116,233	279,462
Invensys PLC	531,100	2,007,695
Investec PLC	30,806	190,227
ITV PLC	772,579	1,102,847
J Sainsbury PLC	144,927	813,250
John Wood Group PLC	10,025	130,074
Johnson Matthey PLC	15,480	603,182
Kingfisher PLC	57,471	245,189
Land Securities Group PLC REIT	10,536	129,558
Legal & General Group PLC	648,959	1,382,236
London Stock Exchange Group PLC	82,400	1,254,755
Meggitt PLC	490,424	3,127,368
Mondi PLC	87,827	893,488
National Grid PLC	444,109	4,898,131
Next PLC	8,314	463,179
Pearson PLC	20,452	399,615
Pennon Group PLC	9,525	111,128
Persimmon PLC	78,799	965,153
Premier Oil PLC*	261,735	1,516,894
Provident Financial PLC	1,710	37,913
Prudential PLC	550,028	7,118,827
Reckitt Benckiser Group PLC	18,477	1,063,680
Reed Elsevier PLC	17,027	162,772
Rentokil Initial PLC	453,517	595,394
Rexam PLC	140,371	985,796
Rio Tinto PLC	96,800	4,509,634
Rolls-Royce Holdings PLC	474,169	6,454,771
Rotork PLC	59,458	2,172,776
Royal Bank of Scotland Group PLC*	145,053	601,977
RSA Insurance Group PLC	262,850	469,019
Sage Group PLC (The)	269,404	1,363,399
Segro PLC REIT	12,232	44,798
Severn Trent PLC	6,537	177,235
Smith & Nephew PLC	144,419	1,593,980
Spirax-Sarco Engineering PLC	49,416	1,668,560
SSE PLC	20,478	460,306
Standard Chartered PLC	389,293	8,800,852
Tate & Lyle PLC	111,262	1,195,680
TESCO PLC	1,478,770	7,927,912
Thomas Cook Group PLC*	40,467	11,436
TUI Travel PLC	67,031	253,395
Tullow Oil PLC	222,141	4,914,387
Unilever PLC	167,679	6,097,715
Vodafone Group PLC	3,285,914	9,325,489
Whitbread PLC	28,700	1,051,102
WM Morrison Supermarkets PLC	472,379	2,175,506

		202,571,307

Total Foreign Common Stocks (Cost $1,232,615,066)		1,262,773,507

FOREIGN PREFERRED STOCKS — 0.8%
Brazil — 0.2%
Banco do Estado do Rio Grande do Sul	7,900	68,936
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	40,700	394,703
Itau Unibanco Holding SA	74,670	1,130,778
Usinas Siderurgicas de Minas Gerais SA	70,900	356,380

		1,950,797

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	177,843
Embotelladora Andina SA Class B	22,900	132,037

		309,880

Germany — 0.4%
Henkel AG & Co. KGaA	30,249	2,405,755
Porsche Automobil Holding SEΔ	25,162	1,505,006
ProSiebenSat.1 Media AG	36,168	911,195
Volkswagen AG	2,052	374,311

		5,196,267

South Korea — 0.2%
Samsung Electronics Co., Ltd.	3,127	2,219,855

Total Foreign Preferred Stocks (Cost $8,359,108)		9,676,799

See Notes to Schedules of Investments.	119

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RIGHTS — 0.0%
Brookfield Incorporacoes SA	166,717	$68,258
GrainCorp, Ltd.+	3,572	593
Krung Thai Bank PLC NVDR+Δ	207,475	38,421

Total Rights (Cost $0)		107,272

MONEY MARKET FUNDS — 14.8%
GuideStone Money Market Fund (GS4 Class)¥	72,846,131	72,846,131
Northern Institutional Liquid Assets Portfolio§	121,881,855	121,881,855

Total Money Market Funds (Cost $194,727,986)		194,727,986

TOTAL INVESTMENTS — 111.8% (Cost $1,435,702,160)		1,467,285,564

SECURITIES SOLD SHORT — (5.4)%
Australia — (0.5)%
Adelaide Brighton, Ltd.	(120,309)	(375,638)
ALS, Ltd.	(22,460)	(200,128)
AMP, Ltd.	(37,948)	(170,444)
APA Group	(41,012)	(201,648)
Boral, Ltd.	(14,000)	(55,765)
Bradken, Ltd.	(77,231)	(446,223)
Brambles, Ltd.	(105,847)	(770,762)
Challenger, Ltd.	(55,449)	(188,082)
Cochlear, Ltd.	(2,253)	(156,932)
DUET Group	(71,863)	(152,069)
Harvey Norman Holdings, Ltd.	(114,935)	(231,291)
Iluka Resources, Ltd.	(35,225)	(362,831)
Insurance Australia Group, Ltd.	(62,030)	(281,182)
Mineral Resources, Ltd.	(20,000)	(159,122)
Oil Search, Ltd.	(75,951)	(584,578)
Orica, Ltd.	(11,085)	(285,967)
Origin Energy, Ltd.	(10,533)	(123,681)
Ramsay Health Care, Ltd.	(9,686)	(241,336)
Seek, Ltd.	(94,968)	(672,826)
Transfield Services, Ltd.	(51,852)	(94,126)
Transurban Group	(28,196)	(175,486)
UGL, Ltd.	(6,790)	(73,743)
Woodside Petroleum, Ltd.	(3,309)	(113,751)

		(6,117,611)

Belgium — 0.0%
Delhaize Group SA	(6,408)	(247,408)

Denmark — (0.2)%
FLSmidth & Co. A/S	(16,519)	(958,139)
Novozymes A/S	(70,050)	(1,930,707)

		(2,888,846)

Finland — (0.2)%
Cargotec OYJ	(2,512)	(59,235)
Nokian Renkaat OYJ	(19,971)	(812,257)
Outokumpu OYJ*	(312,563)	(333,377)
Rautaruukki OYJ	(35,750)	(225,109)
Wartsila OYJ Abp	(5,500)	(190,476)
YIT OYJ	(20,056)	(384,790)

		(2,005,244)

France — (0.5)%
Alcatel-Lucent*	(614,872)	(678,731)
Alstom SA	(14,738)	(516,752)
Carrefour SA	(54,570)	(1,131,820)
Compagnie Generale de Geophysique — Veritas*	(20,652)	(341,767)
Electricite de France SA	(11,274)	(236,221)
Eutelsat Communications SA	(14,537)	(467,300)
Neopost SA	(8,715)	(481,230)
Suez Environnement Co.	(29,524)	(334,591)
Vallourec SA	(42,217)	(1,787,569)
Veolia Environnement SA	(95,153)	(1,026,632)

		(7,002,613)

Germany — (0.7)%
Commerzbank AG*	(1,152,990)	(2,058,011)
Dialog Semiconductor PLC*	(61,860)	(1,205,117)
Fraport AG Frankfurt Airport Services Worldwide	(8,899)	(514,662)
Hochtief AG*	(4,089)	(191,582)
K+S AG	(23,895)	(1,174,975)
Porsche Automobil Holding SE	(3,697)	(221,127)
Sky Deutschland AG*	(287,313)	(1,151,940)
Stada Arzneimittel AG	(16,481)	(479,808)
Symrise AG	(3,086)	(104,495)
Thyssenkrupp AG	(97,310)	(2,068,297)

		(9,170,014)

Ireland — 0.0%
Shire PLC	(3,767)	(110,345)

Italy — (0.2)%
A2A SpA	(2,489,313)	(1,231,893)
Enel Green Power SpA	(397,322)	(671,921)
Finmeccanica SpA*	(45,732)	(217,206)
Mediaset SpA	(204,612)	(384,151)
Pirelli & C. SpA	(24,060)	(259,095)

		(2,764,266)

Japan — (1.1)%
ABC-Mart, Inc.	(1,200)	(53,050)
Advantest Corporation	(18,200)	(236,712)
Asics Corporation	(15,700)	(211,841)
Capcom Co., Ltd.	(5,400)	(111,820)
Daikin Industries, Ltd.	(5,700)	(147,759)
Disco Corporation	(15,400)	(741,978)
Don Quijote Co., Ltd.	(2,400)	(92,414)
GS Yuasa Corporation	(130,000)	(541,389)
Hitachi Construction Machinery Co., Ltd.	(4,700)	(76,065)
Hitachi Metals, Ltd.	(49,000)	(437,007)
Kakaku.com, Inc.	(19,700)	(741,401)
Kansai Paint Co., Ltd.	(20,000)	(221,681)
Komatsu, Ltd.	(9,000)	(177,255)
LIXIL Group Corporation	(4,400)	(104,982)
Mabuchi Motor Co., Ltd.	(500)	(22,873)
Makita Corporation	(12,700)	(493,093)
Minebea Co., Ltd.	(108,000)	(363,967)
Mitsubishi Gas Chemical Co., Inc.	(55,000)	(276,269)
Mitsui OSK Lines, Ltd.	(84,000)	(195,899)
Mori Seiki Co., Ltd.	(43,800)	(279,503)
Murata Manufacturing Co. Ltd.	(9,900)	(527,095)
Nabtesco Corporation	(25,200)	(462,732)
Nachi-Fujikoshi Corporation	(102,000)	(295,387)
NGK Insulators, Ltd.	(51,000)	(611,033)
Nidec Corporation	(8,500)	(621,925)
Nitori Holdings Co., Ltd.	(550)	(51,096)
NTN Corporation	(346,000)	(696,079)

120	See Notes to Schedules of Investments.

	Shares	Value
OSAKA Titanium Technologies Co.	(26,900)	$(559,440)
Rakuten, Inc.	(103,800)	(1,057,419)
SBI Holdings, Inc.	(169,140)	(1,090,177)
SMC Corporation	(1,000)	(161,199)
Start Today Co., Ltd.	(63,900)	(917,068)
Sumitomo Chemical Co., Ltd.	(112,000)	(285,597)
Terumo Corporation	(11,500)	(495,131)
Toho Titanium Co., Ltd.	(3,900)	(35,832)
Trend Micro, Inc.	(1,100)	(30,728)
Tsumura & Co.	(6,900)	(216,796)
Ushio, Inc.	(13,500)	(162,263)
Yahoo! Japan Corporation	(694)	(264,385)
Yamaha Motor Co., Ltd.	(26,500)	(231,586)
Yaskawa Electric Corporation	(53,000)	(355,190)

		(14,655,116)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(263,397)

Netherlands — (0.1)%
Fugro NV	(7,718)	(524,861)
Royal Imtech NV	(15,827)	(417,753)
SBM Offshore NV*	(12,186)	(173,665)

		(1,116,279)

New Zealand — 0.0%
Fletcher Building, Ltd.	(77,095)	(445,437)

Norway — (0.1)%
Seadrill, Ltd.	(9,431)	(368,258)
Storebrand ASA*	(239,101)	(1,098,490)

		(1,466,748)

Spain — (0.1)%
ACS Actividades de
Construccion y Servicios SA	(17,430)	(359,047)
Enagas SA	(23,191)	(457,454)
Indra Sistemas SA	(32,625)	(316,113)
Obrascon Huarte Lain SA	(14,173)	(326,923)

		(1,459,537)

Sweden — (0.2)%
Elekta AB	(42,868)	(566,131)
Hexagon AB	(26,490)	(567,804)
Husqvarna AB	(87,871)	(448,264)
Modern Times Group AB	(19,129)	(844,800)

		(2,426,999)

Switzerland — (0.4)%
Clariant AG	(58,683)	(698,206)
Credit Suisse Group AG	(40,359)	(855,242)
Informa PLC	(78,111)	(507,942)
Kuehne + Nagel International AG	(7,907)	(892,848)
Sika AG	(308)	(628,117)
Sonova Holding AG	(4,556)	(460,444)
Sulzer AG	(2,393)	(348,581)
Swiss Re AG	(1,886)	(121,221)
Temenos Group AG*	(15,067)	(225,084)

		(4,737,685)

United Kingdom — (1.1)%
Admiral Group PLC	(64,001)	(1,088,266)
Aggreko PLC	(4,505)	(168,264)
AMEC PLC	(5,861)	(108,462)
Antofagasta PLC	(30,526)	(622,084)
Burberry Group PLC	(3,089)	(49,931)
Capita PLC	(109,503)	(1,369,517)
Carnival PLC	(7,122)	(262,560)
Eurasian Natural Resources Corporation PLC	(119,066)	(593,533)
Home Retail Group PLC	(249,546)	(359,045)
Intertek Group PLC	(7,132)	(315,560)
Invensys PLC	(152,751)	(577,438)
Lonmin PLC	(44,187)	(397,795)
Man Group PLC	(861,410)	(1,145,496)
Michael Page International PLC	(61,047)	(350,744)
Rolls-Royce Holdings PLC Class C+*	(42,669)	(69)
Smith & Nephew PLC	(12,238)	(135,073)
Smiths Group PLC	(15,465)	(258,970)
Standard Chartered PLC	(9,701)	(219,313)
Subsea 7 SA	(39,776)	(917,870)
Travis Perkins PLC	(41,461)	(696,964)
United Utilities Group PLC	(53,745)	(621,400)
Vedanta Resources PLC	(95,047)	(1,579,334)
Weir Group PLC (The)	(70,204)	(2,004,307)

		(13,841,995)

Total Securities Sold Short (Cost $(73,637,864))		(70,719,540)

Liabilities in Excess of Other Assets — (6.4)%		(83,820,028)

NET ASSETS — 100.0%		$1,312,745,996

See Notes to Schedules of Investments.	121

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	20.6
Money Market Funds	14.8
Consumer Discretionary	12.4
Materials & Processing	11.5
Technology	11.2
Producer Durables	10.3
Healthcare	8.5
Energy	8.4
Utilities	6.7
Consumer Staples	6.6
Futures Contracts	6.2
Foreign Preferred Stocks	0.8
Rights	— **
Forward Foreign Currency Contracts	(0.4)
Securities Sold Short	(5.4)

112.2

**	Rounds to less than 0.005%.

122	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks	$1,262,773,507	$1,262,773,507	$—	$—
Foreign Preferred Stocks	9,676,799	9,676,799	—	—
Money Market Funds	194,727,986	194,727,986	—	—
Rights	107,272	68,258	—	39,014

Total Assets — Investments in Securities	$1,467,285,564	$1,467,246,550	$—	$39,014

Liabilities:
Investments in Securities:
Securities Sold Short	$(70,719,540)	$(70,719,471)	$—	$(69)

Total Liabilities — Investments in Securities	$(70,719,540)	$(70,719,471)	$—	$(69)

Other Financial Instruments***
Forward Foreign Currency Contracts	$(158,787)	$—	$(158,787)	$—
Futures Contracts	(3,309,589)	(3,309,589)	—	—

Total Liabilities — Other Financial Instruments	$(3,468,376)	$(3,309,589)	$(158,787)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending September 30, 2012.

See Notes to Schedules of Investments.	123

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S.

market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Management has determined that the amount of Level 3 assets held in any applicable Fund, with the exception of the Defensive Market Strategies Fund, compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending September 30, 2012. The Level 3 reconciliation for the Defensive Market Strategies Fund is shown at the end of the Fund’s Schedule of Investments.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Management has determined that the amount of transfers between Level 1 and Level 2 and between Level 2 and Level 3 compared to total net assets of the applicable Funds is not material; therefore, the transfers between Level 1 and Level 2 and between Level 2 and Level 3 are not shown for the period ending September 30, 2012.

a. Equity Linked Securities

The Defensive Market Strategies Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

b. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended September 30, 2012, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In November 2011, Freddie Mac also requested an additional $6 billion in aid from the U.S. Treasury. Further, when a ratings agency down graded long-term U.S. government debt in August 2011, the agency also down graded the GSEs’ bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their MBS). The U.S. Government’s commitment to ensure that the GSEs have sufficient capital to meet their obligations is, however, unaffected by the down grade.

Serious discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower.

e. Master Limited Partnerships

Master limited partnerships (“MLPs”) are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for U.S. federal tax purposes. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions, and other tax items pass through to common unitholders. If tax were to be required to be paid by the MLP at the entity level, the value of the MLP interests held by the Fund would be expected to decrease. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent that the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD. However, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures, and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

f. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

g. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

h. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At September 30, 2012, the value of securities sold short in the Defensive Market Strategies and International Equity Fund amounted to $37,591,561 and $70,719,540, respectively.

j. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Defensive Market Strategies Fund and Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2012, all of the Funds maintained the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of September 30, 2012, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $39,020,238 and $46,132,000, respectively, and the sellers (“providing protection”) on a total notional amount of $700,000 and $53,125,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name		Credit Default
Written Credit Derivative Contracts	Credit Default Swaps		Swap Index
	Corporate	Sovereign	Asset-Backed	Corporate
Reference Asset	Debt	Debt	Securities	Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$4,444	$—	$—	$—	$4,444
Maximum potential amount of future payments	700,000	—	—	—	700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond Fund
Fair value of written credit derivatives	$31,961	$9,014	$238,623	$—	$279,598
Maximum potential amount of future payments	5,000,000	1,000,000	47,125,000	—	53,125,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$700,000	$—	$—	$—	$700,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$700,000	$—	$—	$—	$700,000

Medium-Duration Bond Fund
0 - 100	$—	$900,000	$32,250,000	$4,375,000	$—	$37,525,000
101 - 250	—	—	—	11,500,000	—	11,500,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	4,100,000	—	—	4,100,000

Total	$—	$900,000	$36,350,000	$15,875,000	$—	$53,125,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 09/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$(10,502)	$1,930	$—	$—	$(12,432)

MyDestination 2015
Futures	$(39,179)	$9,766	$—	$—	$(48,945)

MyDestination 2025
Futures	$(67,435)	$6,735	$—	$—	$(74,170)

	Asset Derivative Value
Fund	Total Value at 09/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$(56,510)	$3,344	$—	$—	$(59,854)

MyDestination 2045
Futures	$(50,578)	$883	$—	$—	$(51,461)

Conservative Allocation
Futures	$(19,954)	$864	$—	$—	$(20,818)

Balanced Allocation
Futures	$(216,016)	$42,440	$—	$—	$(258,456)

Growth Allocation
Futures	$(260,933)	$14,928	$—	$—	$(275,861)

Aggressive Allocation
Futures	$(268,757)	$—	$—	$—	$(268,757)

Conservative Allocation I
Futures	$(4,790)	$173	$—	$—	$(4,963)

Balanced Allocation I
Futures	$(48,909)	$8,307	$—	$—	$(57,216)

Growth Allocation I
Futures	$(48,910)	$1,677	$—	$—	$(50,587)

Aggressive Allocation I
Futures	$(41,244)	$—	$—	$—	$(41,244)

Low-Duration Bond
Forwards	$287,241	$—	$287,241	$—	$—
Futures	50,638	50,638	—	—	—
Purchased Options	139,860	139,860	—	—	—
Swaps	2,726,329	1,202,652	—	1,523,677	—

Totals	$3,204,068	$1,393,150	$287,241	$1,523,677	$—

Medium-Duration Bond
Forwards	$508,574	$—	$508,574	$—	$—
Futures	213,674	213,674	—	—	—
Purchased Options	171,523	171,523	—	—	—
Swaps	3,427,062	2,790,870	—	636,192	—

Totals	$4,320,833	$3,176,067	$508,574	$636,192	$—

Inflation Protected Bond
Futures	$104,575	$104,575	$—	$—	$—

Global Bond Fund
Forwards	$374,687	$—	$374,687	$—	$—
Futures	(1,338)	(1,338)	—	—	—

Total	$373,349	$(1,338)	$374,687	$—	$—

Defensive Market Strategies
Forwards	$36,050	$—	$36,050	$—	$—
Futures	(243,743)	—	—	—	(243,743)
Purchased Options	12,615	—	—	—	12,615

Total	$(195,078)	$—	$36,050	$—	$(231,128)

	Asset Derivative Value
Fund	Total Value at 09/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Equity Index
Futures	$(96,231)	$—	$—	$—	$(96,231)

Real Estate Securities
Futures	$(154,003)	$—	$—	$—	$(154,003)

Value Equity
Futures	$(130,544)	$—	$—	$—	$(130,544)

Growth Equity Fund
Futures	$(672,485)	$—	$—	$—	$(672,485)

Small Cap Equity
Forwards	$877	$—	$877	$—	$—
Futures	(253,711)	6,329	—	—	(260,040)
Purchased Options	12,669	12,669	—	—	—

Total	$(240,165)	$18,998	$877	$—	$(260,040)

International Equity
Forwards	$1,644,619	$—	$1,644,619	$—	$—
Futures	(3,671,473)	—	(303,850)	—	(3,367,623)

Total	$(2,026,854)	$—	$1,340,769	$—	$(3,367,623)

	Liability Derivative Value
Fund	Total Value at 09/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$2,121,096	$—	$2,121,096	$—	$—
Futures	150,383	150,383	—	—	—
Written Options	503,862	503,862	—	—	—
Swaps	267,995	134,693	—	133,302	—

Totals	$3,043,336	$788,938	$2,121,096	$133,302	$—

Medium-Duration Bond
Forwards	$2,104,031	$—	$2,104,031	$—	$—
Futures	366,273	366,273	—	—	—
Written Options	636,120	636,120	—	—	—
Swaps	1,139,892	612,925	—	526,967	—

Totals	$4,246,316	$1,615,318	$2,104,031	$526,967	$—

Inflation Protected Bond
Futures	$34,673	$34,673	$—	$—	$—

Global Bond
Forwards	$603,052	$—	$603,052	$—	$—
Futures	10,536	10,536	—	—	—

Totals	$613,588	$10,536	$603,052	$—	$—

Small Cap Equity
Forwards	$65,763	$—	$65,763	$—	$—
Futures	44,489	43,747	—	—	742
Written Options	14,094	14,094	—	—	—

Totals	$124,346	$57,841	$65,763	$—	$742

	Liability Derivative Value
Fund	Total Value at 09/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$1,803,406	$—	$1,803,406	$—	$—
Futures	(361,884)	—	—	—	(361,884)

Totals	$1,441,522	$—	$1,803,406	$—	$(361,884)

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2012. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,381,674	$—	$—
MyDestination 2015	—	4,861,181	—	—
MyDestination 2025	—	5,246,431	—	—
MyDestination 2035	—	3,302,177	—	—
MyDestination 2045	—	2,249,314	—	—
Conservative Allocation	—	4,349,279	—	—
Balanced Allocation	—	23,176,165	—	—
Growth Allocation	—	15,812,275	—	—
Aggressive Allocation	—	14,869,544	—	—
Conservative Allocation I	—	1,033,721	—	—
Balanced Allocation I	—	5,406,793	—	—
Growth Allocation I	—	3,600,965	—	—
Aggressive Allocation I	—	2,421,170	—	—
Low-Duration Bond	25,002,028	113,801,956	55,779	66,734,849
Medium-Duration Bond	39,518,844	79,503,331	105,877	143,141,265
Inflation Protected Bond	—	21,785,399	—	—
Global Bond	39,516,414	1,657,759	41,817	—
Defensive Market Strategies	967,026	11,562,078	56,857	—
Equity Index	—	11,597,000	—	—
Real Estate Securities	—	5,578,384	—	—
Value Equity	—	24,581,766	—	—
Growth Equity	—	57,452,127	—	—
Small Cap Equity	586,100	61,754,204	25,085	—
International Equity	206,517,980	201,175,935	—	—

	Liability Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$77,269,305	$31,867,934	$336,556	$—
Medium-Duration Bond	84,224,222	82,301,328	457,115	—
Inflation Protected Bond	—	16,865,792	—	—
Global Bond	39,724,014	6,862,033	—	—
Defensive Market Strategies	7,992,828	—	17,417	—
Small Cap Equity	1,902,396	25,528,061	22,069	—
International Equity	219,559,009	35,357,908	—	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At September 30, 2012, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Low-Duration Bond	$39,810,498	$41,704,348	$—	$41,704,348
Medium-Duration Bond	58,249,652	59,662,492	—	59,662,492
Extended-Duration Bond	31,344,368	32,085,279	—	32,085,279
Global Bond	27,541,386	28,854,155	—	28,854,155
Defensive Market Strategies	58,335,552	59,862,871	11,821	59,874,692
Equity Index	18,637,366	19,158,203	57,469	19,215,672
Real Estate Securities	33,233,403	34,374,098	—	34,374,098
Value Equity	92,311,673	95,209,249	—	95,209,249
Growth Equity	93,193,874	95,723,795	—	95,723,795
Small Cap Equity	116,154,017	119,268,351	299,899	119,568,250
International Equity	123,586,461	121,881,855	7,911,317	129,793,172

4. FINANCIAL FUTURES CONTRACTS

Investments as of September 30, 2012, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter-party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
MSCI EAFE Index E-Mini	12/2012	3	$224,730	GSC	$(8,696)
MSCI Emerging Markets E-Mini	12/2012	1	49,700	GSC	779
S&P 500® E-Mini	12/2012	6	430,260	GSC	(4,515)
5-Year U.S. Treasury Note	12/2012	9	1,121,695	GSC	1,930

			$1,826,385		$(10,502)

MyDestination 2015 Fund
MSCI EAFE Index E-Mini	12/2012	10	$749,100	GSC	$(27,557)
MSCI Emerging Markets E-Mini	12/2012	5	248,500	GSC	1,557
S&P 500® E-Mini	12/2012	28	2,007,880	GSC	(22,945)
10-Year U.S. Treasury Note	12/2012	15	2,002,266	GSC	9,766

			$5,007,746		$(39,179)

MyDestination 2025 Fund
MSCI EAFE Index E-Mini	12/2012	14	$1,048,740	GSC	$(41,772)
MSCI Emerging Markets E-Mini	12/2012	6	298,200	GSC	942
S&P 500® E-Mini	12/2012	36	2,581,560	GSC	(33,340)
10-Year U.S. Treasury Note	12/2012	11	1,468,328	GSC	6,735

			$5,396,828		$(67,435)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter-party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2035 Fund
MSCI EAFE Index E-Mini	12/2012	12	$898,920	GSC	$(38,038)
MSCI Emerging Markets E-Mini	12/2012	6	298,200	GSC	4,674
S&P 500® E-Mini	12/2012	31	2,223,010	GSC	(26,490)
10-Year U.S. Treasury Note	12/2012	4	533,937	GSC	3,344

			$3,954,067		$(56,510)

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	12/2012	10	$749,100	GSC	$(30,070)
MSCI Emerging Markets E-Mini	12/2012	4	198,800	GSC	3,116
S&P 500® E-Mini	12/2012	23	1,649,330	GSC	(24,507)
10-Year U.S. Treasury Note	12/2012	1	133,484	GSC	883

			$2,730,714		$(50,578)

Conservative Allocation Fund
MSCI EAFE Index E-Mini	12/2012	4	$299,640	GSC	$(13,331)
MSCI Emerging Markets E-Mini	12/2012	2	99,400	GSC	1,558
S&P 500® E-Mini	12/2012	13	932,230	GSC	(9,045)
2-Year U.S. Treasury Note	12/2012	18	3,969,563	GSC	864

			$5,300,833		$(19,954)

Balanced Allocation Fund
MSCI EAFE Index E-Mini	12/2012	50	$3,745,500	GSC	$(166,640)
MSCI Emerging Markets E-Mini	12/2012	23	1,143,100	GSC	17,919
S&P 500® E-Mini	12/2012	134	9,609,140	GSC	(109,735)
10-Year U.S. Treasury Note	12/2012	12	1,601,813	GSC	10,430
5-Year U.S. Treasury Note	12/2012	52	6,480,906	GSC	27,188
Long U.S. Treasury Bond	12/2012	20	2,987,500	GSC	4,822

			$25,567,959		$(216,016)

Growth Allocation Fund
MSCI EAFE Index E-Mini	12/2012	60	$4,494,600	GSC	$(189,073)
MSCI Emerging Markets E-Mini	12/2012	28	1,391,600	GSC	20,845
S&P 500® E-Mini	12/2012	153	10,971,630	GSC	(107,633)
10-Year U.S. Treasury Note	12/2012	5	667,422	GSC	4,414
5-Year U.S. Treasury Note	12/2012	20	2,492,656	GSC	10,938
Long U.S. Treasury Bond	12/2012	7	1,045,625	GSC	(424)

			$21,063,533		$(260,933)

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	12/2012	69	$5,168,790	GSC	$(191,829)
MSCI Emerging Markets E-Mini	12/2012	37	1,838,900	GSC	27,210
S&P 500® E-Mini	12/2012	185	13,266,350	GSC	(104,138)

			$20,274,040		$(268,757)

Conservative Allocation Fund I
MSCI EAFE Index E-Mini	12/2012	1	$74,910	GSC	$(3,333)
S&P 500® E-Mini	12/2012	2	143,420	GSC	(1,630)
2-Year U.S. Treasury Note	12/2012	4	882,125	GSC	173

			$1,100,455		$(4,790)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Balanced Allocation Fund I
MSCI EAFE Index E-Mini	12/2012	11	$824,010	GSC	$(36,661)
MSCI Emerging Markets E-Mini	12/2012	5	248,500	GSC	3,895
S&P 500® E-Mini	12/2012	30	2,151,300	GSC	(24,450)
10-Year U.S. Treasury Note	12/2012	2	266,969	GSC	1,766
5-Year U.S. Treasury Note	12/2012	12	1,495,594	GSC	6,563
Long U.S. Treasury Bond	12/2012	5	746,875	GSC	(22)

			$5,733,248		$(48,909)

Growth Allocation Fund I
MSCI EAFE Index E-Mini	12/2012	10	$749,100	GSC	$(33,328)
MSCI Emerging Markets E-Mini	12/2012	4	198,800	GSC	3,116
S&P 500® E-Mini	12/2012	25	1,792,750	GSC	(20,375)
5-Year U.S. Treasury Note	12/2012	3	373,898	GSC	1,641
Long U.S. Treasury Bond	12/2012	2	298,750	GSC	36

			$3,413,298		$(48,910)

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	12/2012	9	$674,190	GSC	$(29,995)
MSCI Emerging Markets E-Mini	12/2012	4	198,800	GSC	3,116
S&P 500® E-Mini	12/2012	26	1,864,460	GSC	(14,365)

			$2,737,450		$(41,244)

Low-Duration Bond Fund
Euro-OAT	12/2012	(9)	$(1,549,192)	GSC	$(4,058)
Euro-Bund	12/2012	(1)	(182,182)	GSC	(785)
90-Day Euro	12/2012	1	249,200	CITI	522
10-Year Japanese Bond	12/2012	(4)	(7,390,569)	GSC	(11,848)
10-Year U.S. Treasury Note	12/2012	29	3,871,047	CS	16,651
2-Year U.S. Treasury Note	12/2012	85	18,745,156	CS	3,136
2-Year U.S. Treasury Note	12/2012	33	7,277,531	UBS	3,648
2-Year U.S. Treasury Note	12/2012	32	7,057,000	JPM	3,947
2-Year U.S. Treasury Note	12/2012	28	6,174,875	MSCS	3,418
5-Year U.S. Treasury Note	12/2012	(12)	(1,495,594)	CS	(4,945)
5-Year U.S. Treasury Note	12/2012	(38)	(4,736,047)	GSC	(8,805)
5-Year U.S. Treasury Note	12/2012	(41)	(5,109,945)	UBS	(14,933)
5-Year U.S. Treasury Note	12/2012	(150)	(18,694,922)	CITI	(100,141)
90-Day Euro	03/2013	3	747,562	CITI	1,642
90-Day Euro	06/2013	4	996,600	CITI	12,227
90-Day Euro	09/2013	2	498,250	CITI	1,220
90-Day Euro	12/2013	2	498,125	CITI	1,320
90-Day Euro	06/2014	(1)	(248,912)	CITI	(2,240)
90-Day Euro	09/2014	(1)	(248,787)	CITI	(2,628)
90-Day Euro	12/2014	1	248,638	CITI	1,322
90-Day Euro	03/2015	1	248,500	CITI	1,585

			$6,956,334		$(99,745)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Medium-Duration Bond Fund
Euro-OAT	12/2012	(11)	$(1,893,457)	JPM	$(4,959)
Euro-Bund	12/2012	16	2,914,904	MLCS	25,256
Euro-Bund	12/2012	12	2,186,178	GSC	18,569
10-Year U.S. Treasury Note	12/2012	83	11,079,203	CITI	53,050
10-Year U.S. Treasury Note	12/2012	(4)	(533,938)	CITI	(6,451)
10-Year U.S. Treasury Note	12/2012	(12)	(1,601,812)	MSCS	(789)
10-Year U.S. Treasury Note	12/2012	(13)	(1,735,297)	DEUT	(7,573)
10-Year U.S. Treasury Note	12/2012	(18)	(2,402,719)	GSC	(1,840)
10-Year U.S. Treasury Note	12/2012	(24)	(3,203,625)	BAR	(16,930)
10-Year U.S. Treasury Note	12/2012	(71)	(9,477,391)	MLCS	(35,582)
10-Year U.S. Treasury Note	12/2012	(82)	(10,945,719)	UBS	(74,204)
2-Year U.S. Treasury Note	12/2012	(1)	(220,531)	BAR	(97)
2-Year U.S. Treasury Note	12/2012	(1)	(220,531)	GSC	(144)
2-Year U.S. Treasury Note	12/2012	(2)	(441,062)	MLCS	(38)
2-Year U.S. Treasury Note	12/2012	(2)	(441,062)	DEUT	(163)
2-Year U.S. Treasury Note	12/2012	(2)	(441,062)	JPM	(163)
5-Year U.S. Treasury Note	12/2012	734	91,480,485	CITI	166,562
5-Year U.S. Treasury Note	12/2012	100	12,463,281	JPM	31,085
5-Year U.S. Treasury Note	12/2012	(8)	(997,062)	MLCS	(159)
5-Year U.S. Treasury Note	12/2012	(18)	(2,243,391)	MSCS	(58)
5-Year U.S. Treasury Note	12/2012	(42)	(5,234,578)	GSC	(21,566)
5-Year U.S. Treasury Note	12/2012	(44)	(5,483,844)	BAR	(24,838)
5-Year U.S. Treasury Note	12/2012	(61)	(7,602,602)	JPM	(65,836)
Long U.S. Treasury Bond	12/2012	75	11,203,125	CITI	(53,467)
Long U.S. Treasury Bond	12/2012	(2)	(298,750)	UBS	744
Long U.S. Treasury Bond	12/2012	(6)	(896,250)	MLCS	2,606
Long U.S. Treasury Bond	12/2012	(12)	(1,792,500)	MSCS	5,430
Ultra Long U.S. Treasury Bond	12/2012	63	10,408,781	CITI	(96,323)
Ultra Long U.S. Treasury Bond	12/2012	(4)	(660,875)	BAR	5,987
90-Day Euro	06/2013	94	23,420,100	GSC	4,394
90-Day Euro	06/2014	(94)	(23,397,775)	GSC	(14,980)
90-Day Euro	09/2014	37	9,205,138	CITI	64,548
90-Day Euro	09/2015	(37)	(9,178,775)	CITI	(104,670)

			$83,016,587		$(152,599)

Inflation Protected Bond Fund
10-Year U.S. Treasury Note	12/2012	60	$8,009,063	UBS	$51,167
10-Year U.S. Treasury Note	12/2012	57	7,608,609	BAR	50,324
2-Year U.S. Treasury Note	12/2012	(23)	(5,072,219)	BAR	(2,688)
5-Year U.S. Treasury Note	12/2012	6	747,797	BAR	3,084
Long U.S. Treasury Bond	12/2012	(63)	(9,410,625)	UBS	(10,718)
Ultra Long U.S. Treasury Bond	12/2012	(5)	(826,094)	BAR	(30,666)
Ultra Long U.S. Treasury Bond	12/2012	(35)	(5,782,656)	UBS	9,399

			$(4,726,125)		$69,902

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Global Bond Fund
10-Year U.S. Treasury Note	12/2012	(33)	$(4,404,984)	JPM	$(20,623)
5-Year U.S. Treasury Note	12/2012	(9)	(1,121,695)	BAR	(4,881)
Long U.S. Treasury Bond	12/2012	3	448,125	BAR	(1,338)
Ultra Long U.S. Treasury Bond	12/2012	(10)	(1,652,188)	BAR	14,968

			$(6,730,742)		$(11,874)

Defensive Market Strategies Fund
S&P 500® E-Mini	12/2012	407	$29,185,970	GSC	$(243,743)

Equity Index Fund
S&P 500®	12/2012	6	$2,151,300	GSC	$(14,776)
S&P 500® E-Mini	12/2012	97	6,955,870	GSC	(81,455)

			$9,107,170		$(96,231)

Real Estate Securities Fund
S&P® MidCap 400 E-Mini	12/2012	51	$5,031,150	GSC	$(154,003)

Value Equity Fund
S&P 500® E-Mini	12/2012	345	$24,739,950	GSC	$(130,544)

Growth Equity Fund
S&P 500® E-Mini	12/2012	754	$54,069,340	GSC	$(672,485)

Small Cap Equity Fund
Euro-Bund	12/2012	4	$728,726	GSC	$6,301
90-Day Euro	12/2012	(9)	(2,242,800)	GSC	(742)
Russell 2000® IMM-Mini	12/2012	751	62,663,440	GSC	(260,040)
10-Year U.S. Treasury Note	12/2012	(78)	(10,411,781)	GSC	(61,855)
2-Year U.S. Treasury Note	12/2012	(45)	(9,923,906)	GSC	(4,052)
5-Year U.S. Treasury Note	12/2012	(5)	(623,164)	GSC	(376)
90-Day Euro	12/2012	(10)	(2,491,250)	GSC	(907)
Long U.S. Treasury Bond	12/2012	1	149,375	GSC	28
Ultra Long U.S. Treasury Bond	12/2012	(15)	(2,478,282)	GSC	23,443

			$35,370,358		$(298,200)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter-party	Net Unrealized Appreciation (Depreciation) on Futures
International Equity Fund
AEX Index	10/2012	34	$2,832,969	BAR	$(100,955)
OMX 30 Index	10/2012	(112)	(1,832,907)	BAR	48,741
CAC40 Index	10/2012	388	16,718,034	BAR	(764,624)
IBEX 35	10/2012	65	6,417,307	BAR	(277,748)
Hang Seng Index	10/2012	2	269,214	BAR	2,029
MSCI Singapore Index	10/2012	9	515,417	BAR	(692)
TOPIX Index®	12/2012	10	941,825	BAR	12,349
ASX SPI 200 Index	12/2012	(320)	(36,380,221)	BAR	185,981
FTSE MIB Index	12/2012	3	289,984	BAR	(18,240)
S&P/TSE 60 Index	12/2012	252	35,922,368	GSC	(664,925)
S&P/TSE 60 Index	12/2012	(108)	(15,395,300)	BAR	231,275
DAX Index	12/2012	40	9,301,833	BAR	(169,897)
FTSE MIB Index	12/2012	116	10,701,442	BAR	(233,104)
Swiss Market Index Future	12/2012	(290)	(20,171,312)	JPM	(104,113)
MSCI EAFE Index E-Mini	12/2012	399	29,889,090	GSC	(1,307,336)
MSCI Emerging Markets E-Mini	12/2012	226	11,232,200	GSC	155,520
Canadian Dollar	12/2012	295	29,939,550	GSC	(303,850)

			$81,191,493		$(3,309,589)

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2012, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter-party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/17/12	U.S. Dollars	1,787,819	Norwegian Krone	10,732,000	UBS	$(84,143)
10/29/12	U.S. Dollars	2,326,389	Mexican Pesos	30,820,000	RBS	(59,735)
10/29/12	U.S. Dollars	13,554	Mexican Pesos	180,000	RBS	(382)
12/20/12	U.S. Dollars	5,533,204	Canadian Dollars	5,398,000	DEUT	53,001
02/01/13	Chinese Yuan Renminbi	2,090,196	U.S. Dollars	332,146	DEUT	(3,067)
02/01/13	U.S. Dollars	4,489,075	Chinese Yuan Renminbi	28,550,516	HSBC	(5,902)
10/02/12	Brazilian Reals	398,465	U.S. Dollars	194,278	UBS	2,160
10/02/12	British Pounds	434,000	U.S. Dollars	702,728	HSBC	(1,912)
10/02/12	U.S. Dollars	686,363	British Pounds	434,000	GSC	(14,453)
10/02/12	U.S. Dollars	196,375	Brazilian Reals	398,465	UBS	(64)
10/09/12	U.S. Dollars	4,115,580	Euro	3,259,000	CITIG	(72,871)
10/09/12	U.S. Dollars	1,156,511	British Pounds	726,000	HSBC	(15,796)
10/11/12	U.S. Dollars	3,787,487	Australian Dollars	3,673,000	RBC	(17,705)
10/15/12	Chinese Yuan Renminbi	28,550,516	U.S. Dollars	4,502,526	HSBC	32,677
10/15/12	Euro	345,000	U.S. Dollars	425,368	RBC	18,052
10/15/12	Euro	103,000	U.S. Dollars	133,516	RBS	(1,133)
10/15/12	U.S. Dollars	8,413,916	Euro	6,829,000	UBS	(363,223)
10/15/12	U.S. Dollars	4,497,136	Chinese Yuan Renminbi	28,550,516	BNP	(38,067)
10/17/12	British Pounds	62,000	U.S. Dollars	98,378	UBS	1,734
10/17/12	British Pounds	2,000	U.S. Dollars	3,242	UBS	(13)
10/17/12	Mexican Pesos	2,013,000	U.S. Dollars	152,968	CITI	3,087
10/17/12	Norwegian Krone	10,732,000	U.S. Dollars	1,772,383	CS	99,579
10/17/12	Norwegian Krone	345,000	U.S. Dollars	58,724	RBS	1,453

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter-party	Net Unrealized Appreciation (Depreciation)
10/17/12	U.S. Dollars	3,105,564	British Pounds	2,000,500	UBS	$(124,655)
10/17/12	U.S. Dollars	1,866,218	British Pounds	1,190,000	CITI	(55,282)
10/17/12	U.S. Dollars	519,992	British Pounds	333,000	CS	(17,705)
10/17/12	U.S. Dollars	85,315	British Pounds	54,500	UBS	(2,687)
10/22/12	Euro	2,000,000	U.S. Dollars	2,609,602	CITI	(38,868)
10/22/12	Euro	269,000	U.S. Dollars	337,114	UBS	8,649
10/22/12	Euro	37,000	U.S. Dollars	47,904	DEUT	(346)
10/22/12	Singapore Dollars	17,277	U.S. Dollars	13,728	RBS	349
10/22/12	U.S. Dollars	8,273,662	Euro	6,748,500	CITI	(400,633)
10/24/12	U.S. Dollars	640,387	Brazilian Reals	1,324,000	HKSB	(10,225)
10/29/12	Mexican Pesos	8,490,000	U.S. Dollars	618,669	RBS	38,637
11/02/12	U.S. Dollars	702,646	British Pounds	434,000	HSBC	1,899
11/21/12	Norwegian Krone	3,585,000	U.S. Dollars	610,493	DEUT	13,981
11/30/12	Taiwan Dollars	36,726,480	U.S. Dollars	1,246,233	BAR	6,884
11/30/12	U.S. Dollars	580,000	Taiwan Dollars	17,278,200	UBS	(9,537)
11/30/12	U.S. Dollars	375,000	Taiwan Dollars	11,175,000	CITI	(6,294)
11/30/12	U.S. Dollars	270,000	Taiwan Dollars	8,051,400	UBS	(4,716)
12/03/12	Mexican Pesos	1,168,232	U.S. Dollars	86,274	HKSB	3,878
12/04/12	U.S. Dollars	192,514	Brazilian Reals	398,465	UBS	(2,376)
12/20/12	Canadian Dollars	5,378,000	U.S. Dollars	5,533,975	MLCS	(74,077)
02/01/13	Chinese Yuan Renminbi	39,210,806	U.S. Dollars	6,220,482	UBS	(47,155)
02/01/13	Chinese Yuan Renminbi	3,309,368	U.S. Dollars	522,229	DEUT	(1,204)
02/01/13	Chinese Yuan Renminbi	2,490,150	U.S. Dollars	390,826	JPM	1,221
02/01/13	Chinese Yuan Renminbi	1,254,600	U.S. Dollars	200,000	GSC	(2,477)
02/01/13	Chinese Yuan Renminbi	319,176	U.S. Dollars	50,832	JPM	(581)
02/01/13	U.S. Dollars	3,092,000	Chinese Yuan Renminbi	19,754,788	UBS	(18,182)
02/01/13	U.S. Dollars	30,000	Chinese Yuan Renminbi	191,880	HKSB	(209)
09/13/13	U.S. Dollars	9,163,326	Euro	7,300,000	HKSB	(254,037)
10/11/13	Euro	5,400,000	U.S. Dollars	7,028,100	JPM	(59,281)
10/11/13	U.S. Dollars	6,394,724	Euro	5,184,000	JPM	(295,342)
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(16,761)

						$(1,833,855)

Medium-Duration Bond Fund
10/11/12	Australian Dollars	204,000	U.S. Dollars	211,661	CITIG	$(319)
12/19/12	Australian Dollars	112,000	U.S. Dollars	116,013	WEST	(663)
12/19/12	British Pounds	144,000	U.S. Dollars	233,513	SC	(1,036)
12/19/12	British Pounds	72,113	Euro	89,000	HSBC	1,948
12/19/12	British Pounds	62,040	U.S. Dollars	100,867	SS	(708)
12/19/12	British Pounds	46,000	U.S. Dollars	74,530	SS	(266)
12/19/12	British Pounds	23,000	U.S. Dollars	37,297	BAR	(165)
12/19/12	Euro	683,862	U.S. Dollars	882,381	DEUT	(2,781)
12/19/12	Euro	180,000	Switzerland Francs	217,949	SC	(581)
12/19/12	Euro	179,000	Swedish Kronor	1,540,376	UBS	(3,684)
12/19/12	Euro	92,000	Swedish Kronor	785,505	BAR	(952)
12/19/12	Euro	91,000	Switzerland Francs	110,033	UBS	(131)
12/19/12	Euro	91,000	Swedish Kronor	777,554	RBS	(1,031)
12/19/12	Euro	90,000	Switzerland Francs	109,125	UBS	(451)
12/19/12	Euro	90,000	Swedish Kronor	766,384	HKSB	(621)
12/19/12	Euro	90,000	Switzerland Francs	109,460	SC	(808)
12/19/12	Euro	89,000	U.S. Dollars	116,356	CS	(1,882)
12/19/12	Euro	46,000	U.S. Dollars	59,144	JPM	23

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter-party	Net Unrealized Appreciation (Depreciation)
12/19/12	Japanese Yen	13,598,865	U.S. Dollars	175,000	DEUT	$(595)
12/19/12	Japanese Yen	4,626,659	U.S. Dollars	58,500	UBS	837
12/19/12	Japanese Yen	4,568,056	U.S. Dollars	58,000	BAR	585
12/19/12	Japanese Yen	4,359,544	U.S. Dollars	56,000	CITI	(89)
12/19/12	Norwegian Krone	1,186,689	U.S. Dollars	206,000	HKSB	499
12/19/12	Swedish Kronor	1,538,787	Euro	178,000	HKSB	4,729
12/19/12	Switzerland Francs	190,049	U.S. Dollars	205,500	UBS	(3,110)
12/19/12	U.S. Dollars	2,365,879	Australian Dollars	2,300,000	UBS	(2,913)
12/19/12	U.S. Dollars	2,363,332	Australian Dollars	2,277,000	RBS	18,229
12/19/12	U.S. Dollars	618,384	Japanese Yen	47,968,858	MLCS	3,186
12/19/12	U.S. Dollars	247,880	Australian Dollars	238,825	RBS	1,912
12/19/12	U.S. Dollars	234,310	Euro	181,000	SC	1,504
12/19/12	U.S. Dollars	231,360	Australian Dollars	223,000	WEST	1,690
12/19/12	U.S. Dollars	206,000	Switzerland Francs	192,536	UBS	962
12/19/12	U.S. Dollars	206,000	Norwegian Krone	1,189,472	HKSB	(984)
12/19/12	U.S. Dollars	200,874	Euro	156,000	SC	223
12/19/12	U.S. Dollars	175,000	Canadian Dollars	171,766	RBS	614
12/19/12	U.S. Dollars	175,000	Japanese Yen	13,680,331	RBS	(450)
12/19/12	U.S. Dollars	117,529	British Pounds	73,000	BAR	(324)
12/19/12	U.S. Dollars	117,521	British Pounds	73,000	DEUT	(332)
12/19/12	U.S. Dollars	117,454	Euro	91,000	MLCS	407
12/19/12	U.S. Dollars	117,000	Canadian Dollars	114,844	RBS	405
12/19/12	U.S. Dollars	112,000	Canadian Dollars	110,358	RBS	(41)
12/19/12	U.S. Dollars	110,953	Australian Dollars	108,000	WEST	(278)
12/19/12	U.S. Dollars	101,515	British Pounds	62,540	MLCS	549
12/19/12	U.S. Dollars	74,250	British Pounds	46,000	SS	(14)
12/19/12	U.S. Dollars	58,296	Euro	45,000	MSCS	416
12/19/12	U.S. Dollars	58,199	Australian Dollars	56,000	WEST	524
12/19/12	U.S. Dollars	58,000	Japanese Yen	4,536,934	CS	(186)
12/19/12	U.S. Dollars	58,000	Japanese Yen	4,562,744	CS	(517)
12/19/12	U.S. Dollars	37,212	British Pounds	23,000	BAR	80
02/01/13	Chinese Yuan Renminbi	6,583,005	U.S. Dollars	1,048,750	CITI	(12,326)
02/01/13	Chinese Yuan Renminbi	4,127,477	U.S. Dollars	655,884	DEUT	(6,056)
02/01/13	U.S. Dollars	74,000	Chinese Yuan Renminbi	473,304	HKSB	(517)
08/15/13	Chinese Yuan Renminbi	1,000,000	U.S. Dollars	159,642	DEUT	(4,064)
10/02/12	Brazilian Reals	1,876,778	U.S. Dollars	915,055	UBS	10,176
10/02/12	British Pounds	1,193,000	U.S. Dollars	1,931,694	HKSB	(5,257)
10/02/12	U.S. Dollars	1,886,708	British Pounds	1,193,000	GSC	(39,729)
10/02/12	U.S. Dollars	924,931	Brazilian Reals	1,876,778	UBS	(299)
10/03/12	Indian Rupees	961,930	U.S. Dollars	17,304	HKSB	913
10/03/12	U.S. Dollars	16,562	Indian Rupees	961,930	HKSB	(1,655)
10/09/12	U.S. Dollars	930,920	South African Rand	7,660,072	RBS	12,009
10/11/12	U.S. Dollars	213,193	Australian Dollars	204,000	HKSB	1,851
10/12/12	U.S. Dollars	724,401	Euro	556,000	JPM	9,811
10/15/12	Chinese Yuan Renminbi	52,225,316	U.S. Dollars	8,236,132	HKSB	59,773
10/15/12	Euro	1,935,000	U.S. Dollars	2,384,114	JPM	102,892
10/15/12	Euro	861,000	U.S. Dollars	1,061,570	RBC	45,051
10/15/12	Euro	819,000	U.S. Dollars	1,006,986	DEUT	45,654
10/15/12	Euro	112,000	U.S. Dollars	145,098	UBS	(1,148)
10/15/12	Euro	104,000	U.S. Dollars	130,143	DEUT	3,526
10/15/12	Euro	98,000	U.S. Dollars	128,034	RBS	(2,078)
10/15/12	Euro	91,000	U.S. Dollars	109,806	BNP	7,154

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter-party	Net Unrealized Appreciation (Depreciation)
10/15/12	U.S. Dollars	10,501,068	Euro	8,523,000	UBS	$(453,325)
10/15/12	U.S. Dollars	8,226,273	Chinese Yuan Renminbi	52,225,316	BNP	(69,632)
10/15/12	U.S. Dollars	27,018	Euro	21,000	HKSB	27
10/16/12	Malaysian Ringgits	8,484	U.S. Dollars	2,668	HSBC	104
10/22/12	U.S. Dollars	5,063	Singapore Dollars	6,371	RBC	(129)
10/25/12	U.S. Dollars	3,224,619	Euro	2,612,000	MLCS	(132,866)
11/01/12	Australian Dollars	8,300,000	U.S. Dollars	8,634,075	BNP	(52,301)
11/01/12	Australian Dollars	351,000	U.S. Dollars	366,041	CITI	(3,125)
11/01/12	U.S. Dollars	10,323,348	Australian Dollars	9,912,000	WEST	74,848
11/02/12	U.S. Dollars	1,931,467	British Pounds	1,193,000	HKSB	5,221
11/16/12	Brazilian Reals	3,376,000	U.S. Dollars	1,643,142	JPM	11,683
11/16/12	U.S. Dollars	4,553,451	Euro	3,674,701	CITIC	(171,137)
11/16/12	U.S. Dollars	1,655,374	British Pounds	1,055,000	CITIC	(47,983)
11/16/12	U.S. Dollars	1,631,483	British Pounds	1,047,000	CITIC	(58,958)
11/16/12	U.S. Dollars	1,024,681	Euro	824,514	UBS	(35,402)
11/21/12	Norwegian Krone	1,133,000	U.S. Dollars	192,940	DEUT	4,419
11/30/12	Taiwan Dollars	48,062,980	U.S. Dollars	1,630,912	BAR	9,009
11/30/12	U.S. Dollars	754,000	Taiwan Dollars	22,461,660	UBS	(12,398)
11/30/12	U.S. Dollars	489,000	Taiwan Dollars	14,572,200	CITI	(8,207)
11/30/12	U.S. Dollars	352,000	Taiwan Dollars	10,496,640	UBS	(6,148)
12/03/12	Mexican Pesos	245,571	U.S. Dollars	18,149	UBS	802
12/03/12	Mexican Pesos	74,599	U.S. Dollars	5,509	HSBC	248
12/04/12	U.S. Dollars	906,744	Brazilian Reals	1,876,778	UBS	(11,191)
12/10/12	U.S. Dollars	548,937	Japanese Yen	43,010,000	BAR	(2,583)
12/19/12	Canadian Dollars	352,088	U.S. Dollars	356,516	BAR	942
12/19/12	Danish Kroner	682,557	Euro	91,702	CITI	(81)
12/19/12	New Zealand Dollars	185,605	U.S. Dollars	147,130	DEUT	5,846
12/19/12	U.S. Dollars	427,902	British Pounds	265,684	RBC	(1,026)
12/19/12	U.S. Dollars	329,977	Switzerland Francs	313,593	CS	(3,980)
12/19/12	U.S. Dollars	322,678	Swedish Kronor	2,145,580	HKSB	(3,145)
12/19/12	U.S. Dollars	231,730	Australian Dollars	228,000	WEST	(3,091)
12/19/12	U.S. Dollars	175,000	Japanese Yen	13,610,275	MLCS	449
12/19/12	U.S. Dollars	117,324	British Pounds	74,000	RBS	(2,144)
12/19/12	U.S. Dollars	45,685	Norwegian Krone	266,799	HKSB	(742)
12/19/12	U.S. Dollars	22,123	New Zealand Dollars	27,813	BAR	(800)
12/20/12	Canadian Dollars	3,103,000	U.S. Dollars	3,192,995	CITI	(42,741)
12/20/12	U.S. Dollars	3,118,193	Canadian Dollars	3,042,000	DEUT	29,869
12/20/12	U.S. Dollars	1,580,474	Canadian Dollars	1,545,000	BAR	11,946
02/01/13	Chinese Yuan Renminbi	49,659,451	U.S. Dollars	7,878,076	UBS	(59,721)
02/01/13	Chinese Yuan Renminbi	8,277,236	U.S. Dollars	1,299,103	JPM	4,060
02/01/13	Chinese Yuan Renminbi	3,959,304	U.S. Dollars	624,792	DEUT	(1,441)
02/01/13	U.S. Dollars	8,211,528	Chinese Yuan Renminbi	52,225,316	HKSB	(10,796)
02/01/13	U.S. Dollars	2,335,000	Chinese Yuan Renminbi	14,920,650	RBC	(14,098)
02/01/13	U.S. Dollars	1,390,000	Chinese Yuan Renminbi	8,880,710	UBS	(8,174)
08/05/13	Chinese Yuan Renminbi	3,364,650	U.S. Dollars	532,803	UBS	(9,050)
09/13/13	U.S. Dollars	11,171,726	Euro	8,900,000	HKSB	(309,716)
09/13/13	U.S. Dollars	123,225	Euro	100,000	JPM	(5,780)
10/11/13	Euro	6,588,000	U.S. Dollars	8,574,282	JPM	(72,323)
10/11/13	U.S. Dollars	7,860,182	Euro	6,372,000	JPM	(363,026)
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(16,761)

						$(1,595,457)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter-party	Net Unrealized Appreciation (Depreciation)
Global Bond Fund
11/08/12	Brazilian Reals	565,190	U.S. Dollars	276,932	JPM	$332
11/08/12	Indian Rupees	51,960,000	U.S. Dollars	919,646	JPM	57,105
11/08/12	Malaysian Ringgits	360,000	U.S. Dollars	117,016	CITIC	399
11/08/12	South Korean Won	590,596,400	U.S. Dollars	521,360	DEUT	8,888
11/08/12	U.S. Dollars	271,230	Brazilian Reals	565,190	JPM	(6,033)
11/08/12	U.S. Dollars	115,090	Malaysian Ringgits	360,000	CITIC	(2,325)
11/16/12	Australian Dollars	745,608	U.S. Dollars	776,357	DEUT	(6,351)
11/16/12	Australian Dollars	630,000	U.S. Dollars	659,465	CS	(8,850)
11/16/12	Australian Dollars	587,221	U.S. Dollars	616,218	MSCS	(9,782)
11/16/12	British Pounds	1,277,800	U.S. Dollars	1,987,662	SG	75,418
11/16/12	British Pounds	1,051,619	U.S. Dollars	1,635,643	JPM	62,256
11/16/12	British Pounds	207,340	U.S. Dollars	335,662	JPM	(900)
11/16/12	Canadian Dollars	1,570,000	U.S. Dollars	1,565,562	CS	29,655
11/16/12	Canadian Dollars	361,498	U.S. Dollars	360,197	JPM	7,107
11/16/12	Canadian Dollars	329,840	U.S. Dollars	334,840	JPM	298
11/16/12	Canadian Dollars	191,315	U.S. Dollars	190,187	DEUT	4,201
11/16/12	Euro	869,100	U.S. Dollars	1,118,325	CITIC	(917)
11/16/12	Euro	320,000	U.S. Dollars	397,686	UBS	13,740
11/16/12	Euro	300,000	U.S. Dollars	388,060	CITIC	(2,348)
11/16/12	Japanese Yen	495,199,132	U.S. Dollars	6,326,806	GSC	21,245
11/16/12	Japanese Yen	86,796,420	U.S. Dollars	1,117,573	CITIC	(4,913)
11/16/12	Japanese Yen	73,515,050	U.S. Dollars	938,554	CITIC	3,849
11/16/12	Polish Zloty	346,297	U.S. Dollars	104,767	JPM	2,673
11/16/12	South African Rand	5,290,000	U.S. Dollars	629,462	DEUT	1,725
11/16/12	South African Rand	988,065	U.S. Dollars	119,240	GSC	(1,347)
11/16/12	Swedish Kronor	5,133,306	U.S. Dollars	762,603	BAR	17,698
11/16/12	U.S. Dollars	5,823,320	Euro	4,500,000	UBS	37,631
11/16/12	U.S. Dollars	3,845,810	Euro	3,103,624	CITIC	(144,541)
11/16/12	U.S. Dollars	3,403,793	Euro	2,752,008	JPM	(134,482)
11/16/12	U.S. Dollars	2,410,586	Euro	1,947,319	GSC	(93,095)
11/16/12	U.S. Dollars	2,246,866	Euro	1,808,255	MSCS	(78,020)
11/16/12	U.S. Dollars	1,761,948	British Pounds	1,127,510	BAR	(58,480)
11/16/12	U.S. Dollars	1,385,305	Australian Dollars	1,324,802	JPM	17,153
11/16/12	U.S. Dollars	1,012,362	British Pounds	650,000	CS	(37,100)
11/16/12	U.S. Dollars	660,725	Australian Dollars	631,336	CITIC	8,730
11/16/12	U.S. Dollars	615,435	British Pounds	380,000	SG	1,904
11/16/12	U.S. Dollars	461,012	South African Rand	3,880,178	DEUT	(1,959)
11/16/12	U.S. Dollars	311,302	British Pounds	200,000	GSC	(11,609)
11/16/12	U.S. Dollars	288,959	South African Rand	2,399,314	DEUT	2,680

						$(228,365)

Defensive Market Strategies Fund
10/31/12	U.S. Dollars	3,045,554	Euro	2,353,670	UBS	$19,941
10/31/12	U.S. Dollars	2,259,286	British Pounds	1,391,400	CS	12,685
10/31/12	U.S. Dollars	611,554	Japanese Yen	47,562,390	CS	1,922
10/31/12	U.S. Dollars	206,959	Switzerland Francs	193,380	CS	1,212
10/31/12	U.S. Dollars	60,014	Japanese Yen	4,659,570	CS	290

						$36,050

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter-party	Net Unrealized Appreciation (Depreciation)
Small Cap Equity Fund
11/16/12	Japanese Yen	4,882,084	U.S. Dollars	61,964	GSC	$621
11/16/12	Japanese Yen	4,882,000	U.S. Dollars	62,328	CITI	256
11/16/12	U.S. Dollars	893,664	Euro	721,200	CITI	(33,590)
11/16/12	U.S. Dollars	446,503	Euro	359,341	MSCS	(15,504)
11/16/12	U.S. Dollars	227,504	British Pounds	146,000	CITI	(8,222)
11/16/12	U.S. Dollars	219,671	British Pounds	140,000	CITI	(6,367)
11/16/12	U.S. Dollars	62,375	Japanese Yen	4,882,084	GSC	(209)
11/16/12	U.S. Dollars	61,966	Japanese Yen	4,882,000	CITI	(617)
11/16/12	U.S. Dollars	41,174	Euro	33,000	CS	(1,254)

						$(64,886)

International Equity Fund
10/31/12	U.S. Dollars	8,735,835	Australian Dollars	8,444,500	NT	$3,965
12/19/12	Australian Dollars	2,440,000	U.S. Dollars	2,503,915	RBS	9,064
12/19/12	Australian Dollars	1,815,000	U.S. Dollars	1,841,118	RBS	28,168
12/19/12	British Pounds	3,918,000	U.S. Dollars	6,356,230	RBS	(30,902)
12/19/12	British Pounds	3,189,000	U.S. Dollars	5,177,311	RBS	(28,901)
12/19/12	Canadian Dollars	8,903,000	U.S. Dollars	8,982,414	RBS	56,382
12/19/12	Canadian Dollars	1,303,000	U.S. Dollars	1,328,499	RBS	(5,624)
12/19/12	Canadian Dollars	899,000	U.S. Dollars	908,793	RBS	3,919
12/19/12	Danish Kroner	2,269,000	U.S. Dollars	387,770	RBS	4,054
12/19/12	Danish Kroner	636,000	U.S. Dollars	111,981	RBS	(2,152)
12/19/12	Danish Kroner	259,000	U.S. Dollars	44,584	RBS	140
12/19/12	Euro	8,471,000	U.S. Dollars	10,701,561	RBS	194,037
12/19/12	Euro	5,796,000	U.S. Dollars	7,428,942	RBS	26,008
12/19/12	Euro	3,087,000	U.S. Dollars	4,048,203	RBS	(77,632)
12/19/12	Hong Kong Dollars	4,032,000	U.S. Dollars	519,983	RBS	22
12/19/12	Hong Kong Dollars	225,000	U.S. Dollars	29,023	RBS	(4)
12/19/12	Hong Kong Dollars	190,000	U.S. Dollars	24,508	RBS	(4)
12/19/12	Hong Kong Dollars	50,000	U.S. Dollars	6,448	RBS	1
12/19/12	Israeli Shekels	4,741,000	U.S. Dollars	1,174,911	RBS	30,950
12/19/12	Israeli Shekels	180,000	U.S. Dollars	44,581	RBS	1,202
12/19/12	Israeli Shekels	81,000	U.S. Dollars	20,364	RBS	238
12/19/12	Israeli Shekels	12,000	U.S. Dollars	3,058	RBS	(6)
12/19/12	Japanese Yen	324,826,000	U.S. Dollars	4,179,939	RBS	(14,063)
12/19/12	Japanese Yen	124,315,000	U.S. Dollars	1,591,339	RBS	2,994
12/19/12	New Zealand Dollars	6,195,000	U.S. Dollars	5,099,984	RBS	5,938
12/19/12	New Zealand Dollars	5,476,000	U.S. Dollars	4,488,521	RBS	24,801
12/19/12	Norwegian Krone	233,723,000	U.S. Dollars	40,234,849	RBS	436,011
12/19/12	Norwegian Krone	25,081,000	U.S. Dollars	4,348,741	RBS	15,681
12/19/12	Norwegian Krone	6,830,000	U.S. Dollars	1,177,803	RBS	10,707
12/19/12	Singapore Dollars	570,000	U.S. Dollars	456,919	RBS	7,536
12/19/12	Singapore Dollars	62,000	U.S. Dollars	50,631	RBS	(111)
12/19/12	Singapore Dollars	29,000	U.S. Dollars	23,538	RBS	92
12/19/12	Singapore Dollars	9,000	U.S. Dollars	7,331	RBS	3
12/19/12	Swedish Kronor	304,434,000	U.S. Dollars	45,567,117	RBS	663,528
12/19/12	Switzerland Francs	5,263,000	U.S. Dollars	5,587,749	RBS	17,003
12/19/12	Switzerland Francs	3,063,000	U.S. Dollars	3,311,572	RBS	(49,677)
12/19/12	U.S. Dollars	39,193,267	Japanese Yen	3,073,480,000	RBS	(223,948)
12/19/12	U.S. Dollars	34,722,235	Euro	27,286,000	RBS	(373,656)
12/19/12	U.S. Dollars	17,214,369	Switzerland Francs	16,351,000	RBS	(198,381)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter-party	Net Unrealized Appreciation (Depreciation)
12/19/12	U.S. Dollars	9,494,695	Euro	7,352,000	RBS	$38,382
12/19/12	U.S. Dollars	8,673,975	British Pounds	5,417,000	RBS	(71,380)
12/19/12	U.S. Dollars	7,114,978	Australian Dollars	7,013,000	RBS	(107,777)
12/19/12	U.S. Dollars	6,452,251	Australian Dollars	6,233,000	RBS	32,826
12/19/12	U.S. Dollars	5,856,132	Japanese Yen	460,610,000	RBS	(51,166)
12/19/12	U.S. Dollars	5,769,575	Swedish Kronor	38,395,000	RBS	(61,001)
12/19/12	U.S. Dollars	5,745,366	Swedish Kronor	38,823,000	RBS	(150,205)
12/19/12	U.S. Dollars	5,527,588	New Zealand Dollars	6,986,000	RBS	(230,277)
12/19/12	U.S. Dollars	5,360,182	Japanese Yen	420,019,000	RBS	(26,539)
12/19/12	U.S. Dollars	3,544,436	British Pounds	2,229,000	RBS	(54,123)
12/19/12	U.S. Dollars	2,884,288	Australian Dollars	2,781,000	RBS	20,109
12/19/12	U.S. Dollars	1,838,389	Switzerland Francs	1,722,000	RBS	4,571
12/19/12	U.S. Dollars	1,715,440	Norwegian Krone	9,844,000	RBS	2,456
12/19/12	U.S. Dollars	1,043,926	Swedish Kronor	6,902,000	RBS	(4,196)
12/19/12	U.S. Dollars	925,267	New Zealand Dollars	1,173,000	RBS	(41,520)
12/19/12	U.S. Dollars	553,826	British Pounds	341,000	RBS	3,306
12/19/12	U.S. Dollars	140,333	Danish Kroner	810,000	RBS	457
12/19/12	U.S. Dollars	23,865	Hong Kong Dollars	185,000	RBS	6
12/19/12	U.S. Dollars	12,016	Israeli Shekels	47,000	RBS	62
12/19/12	U.S. Dollars	10,432	Singapore Dollars	13,000	RBS	(161)

						$(158,787)

6. FEDERAL INCOME TAXES

At September 30, 2012, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$74,047,852	$2,531,115	$2,531,122	$(7)
MyDestination 2015	314,788,208	29,367,103	29,367,115	(12)
MyDestination 2025	326,065,725	29,016,043	32,539,521	(3,523,478)
MyDestination 2035	160,588,157	15,504,711	18,167,134	(2,662,423)
MyDestination 2045	108,376,405	14,716,023	14,716,028	(5)
MyDestination 2055	4,886,013	366,335	366,335	—
Conservative Allocation	287,958,870	28,174,252	28,174,334	(82)
Balanced Allocation	1,083,109,906	113,569,670	124,549,748	(10,980,078)
Growth Allocation	780,592,717	70,028,897	86,004,084	(15,975,187)
Aggressive Allocation	691,175,155	39,912,233	72,056,059	(32,143,826)
Conservative Allocation I	79,050,911	798,468	873,437	(74,969)
Balanced Allocation I	342,787,263	(1,810,495)	69,817	(1,880,312)
Growth Allocation I	220,712,578	(6,141,170)	1,687,078	(7,828,248)
Aggressive Allocation I	154,035,230	(13,193,453)	859,820	(14,053,273)
Money Market	1,256,774,850	—	—	—
Low-Duration Bond	903,085,515	5,999,531	12,125,938	(6,126,407)
Medium-Duration Bond	1,126,600,047	24,223,744	36,068,751	(11,845,007)
Extended-Duration Bond	423,823,031	69,193,392	71,323,710	(2,130,318)
Inflation Protected Bond	176,373,512	13,746,809	13,996,796	(249,987)

		Net Unrealized
		Appreciation	Appreciated	Depreciated
Fund	Federal Tax Cost	(Depreciation)	Securities	Securities
Global Bond	$260,098,461	$16,347,980	$18,440,379	$(2,092,399)
Defensive Market Strategies	417,112,050	22,413,420	24,332,828	(1,919,408)
Equity Index	219,285,628	56,341,535	70,022,900	(13,681,365)
Real Estate Securities	201,889,613	15,699,025	16,699,916	(1,000,891)
Value Equity	1,166,470,809	79,644,575	153,442,374	(73,797,799)
Growth Equity	1,065,174,873	288,523,859	298,500,379	(9,976,520)
Small Cap Equity	519,786,219	50,225,492	64,365,993	(14,140,501)
International Equity	1,474,732,845	(7,447,281)	98,499,699	(105,946,980)

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. Collateral posted to the Funds which can not be sold or repledged totaled $1,975,000, $3,364,020 and $420,000 in the Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund, respectively, at September 30, 2012. Collateral can be in the form of cash, debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

8. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of

Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

There have been no changes in the status of the Claims against Lehman Brothers as of September 30, 2012.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” and it is effective for the interim period ending March 31, 2012. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU No. 2011-04, and, due to the amount of investments affected in relation to each fund’s total net assets, its impact on the financial statements has been deemed immaterial for the period ending September 30, 2012.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-27-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-27-12

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date 11-27-12

*	Print the name and title of each signing officer under his or her signature.